UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2008

Date of reporting period: January 31, 2008

Item 1.	Reports to Stockholders.

Fund Performance Overview

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of January 31, 2008

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index measures the stock performance of small cap companies in developed countries outside of North America, as defined by FTSE International Limited (“FTSE”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 12, 2007 (inception date of the Fund) through January 31, 2008, the Fund declined 14.35%, while the Index declined 14.42%.

Cumulative Total Returns

Inception to 1/31/08

NAV	MARKET	INDEX
(14.35)%	(13.62)%	(14.42)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 11/12/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/08
Sector	Percentage of Net Assets
Financial	22.18%

Industrial	21.76

Consumer Non-Cyclical	14.80

Consumer Cyclical	13.63

Energy	6.63

Basic Materials	6.22

Communications	5.59

Technology	5.01

Diversified	2.51

Utilities	1.40

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
PSP Swiss Property AG Registered (Switzerland)	0.52%

London Stock Exchange Group PLC (United Kingdom)	0.50

Doutor Nichires Holdings Co. Ltd. (Japan)	0.49

Kureha Corp. (Japan)	0.47

Toho Bank Ltd. (The) (Japan)	0.47

Absolute Private Equity AG Registered (Switzerland)	0.44

FirstGroup PLC (United Kingdom)	0.41

Logitech International SA Registered (Switzerland)	0.40

Inaba Denki Sangyo Co. Ltd. (Japan)	0.40

Mikuni Coca-Cola Bottling Co. Ltd. (Japan)	0.38

TOTAL	4.48%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of January 31, 2008

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the Chinese equity market that are available to international investors. The Index consists of Class H and “Red Chip” shares of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2008, the Fund declined 0.38%, while the Index declined 1.40%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/08			Inception to 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.16%	39.98%	33.55%	34.91%	36.33%	35.09%	170.72%	180.34%	171.45%

Total returns for the period since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/08
Sector	Percentage of Net Assets
Financial	40.78%

Energy	23.59

Communications	21.86

Industrial	4.08

Diversified	3.94

Basic Materials	2.51

Utilities	1.90

Consumer Cyclical	1.30

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
China Mobile Ltd.	11.83%

PetroChina Co. Ltd. Class H	7.85

China Life Insurance Co. Ltd. Class H	7.81

Industrial and Commercial Bank of China Class H	7.04

China Construction Bank Class H	5.71

BOC Hong Kong (Holdings) Ltd.	4.36

China Telecom Corp. Ltd. Class H	4.25

China Shenhua Energy Co. Ltd. Class H	4.21

CNOOC Ltd.	4.15

China Communications Construction Co. Ltd. Class H	4.08

TOTAL	61.29%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of January 31, 2008

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2008, the Fund declined 4.80%, while the Index declined 4.77%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/08			Inception to 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.76%	5.00%	4.90%	15.33%	15.88%	15.67%	42.94%	44.65%	43.91%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.87%

Industrial	17.35

Basic Materials	15.39

Financial	11.15

Consumer Cyclical	9.88

Communications	8.68

Utilities	5.53

Technology	3.17

Energy	2.99

Diversified	0.81

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	2.76%

Nokia OYJ (Finland)	2.16

GlaxoSmithKline PLC (United Kingdom)	2.09

Roche Holding AG (Switzerland)	1.98

Telefonica SA (Spain)	1.95

Novartis AG Registered (Switzerland)	1.79

E.ON AG (Germany)	1.76

BHP Billiton Ltd. (Australia)	1.74

Siemens AG (Germany)	1.68

Rio Tinto PLC (United Kingdom)	1.54

TOTAL	19.45%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of January 31, 2008

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2008, the Fund declined 10.33%, while the Index declined 10.34%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/08			Inception to 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.37)%	(4.72)%	(4.40)%	13.64%	13.93%	13.89%	37.75%	38.64%	38.44%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/08
Sector	Percentage of Net Assets
Financial	41.84%

Energy	12.48

Consumer Cyclical	11.10

Communications	11.03

Consumer Non-Cyclical	6.93

Utilities	6.28

Industrial	6.15

Basic Materials	2.64

Diversified	0.76

Technology	0.59

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
BP PLC (United Kingdom)	3.35%

Vodafone Group PLC (United Kingdom)	3.00

HSBC Holdings PLC (United Kingdom)	2.86

Total SA (France)	2.45

Toyota Motor Corp. (Japan)	2.39

Royal Dutch Shell PLC Class A (United Kingdom)	2.06

Banco Santander SA (Spain)	1.86

Royal Dutch Shell PLC Class B (United Kingdom)	1.52

BNP Paribas (France)	1.35

Mitsubishi UFJ Financial Group Inc. (Japan)	1.34

TOTAL	22.18%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of January 31, 2008

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index (the “Index”). The Index targets 40% of the eligible small cap universe in each industry group of each country represented by the MSCI EAFE® Index. MSCI Inc. defines the small cap universe as all listed securities that have a market capitalization in the range of $200 - $1,500 million USD. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 10, 2007 (inception date of the Fund) through January 31, 2008, the Fund declined 12.83%, while the Index declined 12.89%.

Cumulative Total Returns

Inception to 1/31/08

NAV	MARKET	INDEX
(12.83)%	(9.49)%	(12.89)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 12/10/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/08
Sector	Percentage of Net Assets
Financial	22.29%

Industrial	22.16

Consumer Non-Cyclical	15.10

Consumer Cyclical	13.48

Basic Materials	7.47

Energy	6.08

Communications	5.85

Technology	3.79

Utilities	2.15

Diversified	1.27

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
Sagami Railway Co. Ltd. (Japan)	0.56%

Cofinimmo SA (Belgium)	0.49

conwert Immobilien Invest SE (Austria)	0.46

Cairn Energy PLC (United Kingdom)	0.46

Cafe de Coral Holdings Ltd. (Hong Kong)	0.46

Sparkassen Immobilien AG (Austria)	0.39

Incitec Pivot Ltd. (Australia)	0.37

PSP Swiss Property AG Registered (Switzerland)	0.35

Banca Piccolo Credito Valtellinese Scrl (Italy)	0.35

Enagas SA (Spain)	0.33

TOTAL	4.22%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of January 31, 2008

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 10, 2007 (inception date of the Fund) through January 31, 2008, the Fund declined 10.60%, while the Index declined 10.68%.

Cumulative Total Returns

Inception to 1/31/08

NAV	MARKET	INDEX
(10.60)%	(10.16)%	(10.68)%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated, and are calculated from an inception date of 12/10/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/08
Sector	Percentage of Net Assets
Financial	23.13%

Consumer Non-Cyclical	18.45

Energy	11.66

Communications	10.96

Industrial	10.22

Consumer Cyclical	6.95

Technology	6.77

Basic Materials	6.52

Utilities	4.55

Diversified	0.62

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets

Exxon Mobil Corp.	2.02%

General Electric Co.	1.53

Microsoft Corp.	1.16

AT&T Inc.	0.99

Procter & Gamble Co. (The)	0.87

BP PLC (United Kingdom)	0.85

Bank of America Corp.	0.84

Vodafone Group PLC (United Kingdom)	0.78

Johnson & Johnson	0.77

Chevron Corp.	0.76

TOTAL	10.57%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/07)[a]	Ending Account Value (1/31/08)[a]	Annualized Expense Ratio	Expenses Paid During Period [b] (8/1/07 to 1/31/08)
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$ 856.50	0.50%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
FTSE/Xinhua China 25
Actual	1,000.00	996.20	0.73	3.66
Hypothetical (5% return before expenses)	1,000.00	1,021.50	0.73	3.71
MSCI EAFE Growth
Actual	1,000.00	952.00	0.40	1.96
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
MSCI EAFE Value
Actual	1,000.00	896.70	0.40	1.91
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03

SHAREHOLDER EXPENSES	7

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/07)[a]	Ending Account Value (1/31/08)[a]	Annualized Expense Ratio	Expenses Paid During Period [b] (8/1/07 to 1/31/08)
MSCI EAFE Small Cap
Actual	$1,000.00	$ 871.70	0.40%	$0.53
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
MSCI Kokusai
Actual	1,000.00	894.00	0.25	0.34
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27

[a]

Account values are based on a start date of November 12, 2007 (commencement of operations) for the iShares FTSE Developed Small Cap ex-North America Index Fund and a start date of December 10, 2007 (commencement of operations) for the iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Kokusai Index Fund.

[b]

Except for the actual expenses for iShares FTSE Developed Small Cap ex-North America Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Kokusai Index Fund, expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares FTSE Developed Small Cap ex-North America Index Fund, which commenced operations on November 12, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (80 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Kokusai Index Fund, which commenced operations on December 10, 2007, are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (52 days) and divided by the number of days in the year (366 days).

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 97.36%

AUSTRALIA – 5.52%
ABB Grain Ltd.	4,874	$37,711
Arrow Energy Ltd.[a]	9,218	14,272
Australian Worldwide Exploration Ltd.[a]	9,904	30,227
Babcock & Brown Infrastructure Ltd.	31,598	35,812
Babcock & Brown Japan Property Trust	30,160	32,836
Babcock & Brown Wind Partners Ltd.	14,814	18,178
Beach Petroleum Ltd.	19,806	24,480
Bradken Ltd.	2,390	13,543
Centennial Coal Co. Ltd.[b]	7,338	22,985
ConnectEast Group	30,370	38,214
David Jones Ltd.	8,144	32,995
Dyno Nobel Ltd.	12,260	22,100
FKP Property Group	4,446	18,648
Healthscope Ltd.	5,446	25,564
ING Industrial Fund	11,616	20,940
IOOF Holdings Ltd.	3,692	22,833
JB Hi-Fi Ltd.	2,574	30,688
Jubilee Mines NL	1,924	38,735
Just Group Ltd.	4,522	16,021
Kagara Ltd.	6,214	20,740
Macquarie Leisure Trust Group	14,972	40,083
MFS Ltd.[b,c]	8,924	7,884
Monadelphous Group Ltd.	1,734	17,672
Mount Gibson Iron Ltd.[a]	8,670	20,194
Murchison Metals Ltd.[a,b]	5,212	16,791
Pacific Brands Ltd.	10,626	26,741
Pan Australian Resources Ltd.[a]	23,292	18,084
Primary Health Care Ltd.	1,512	14,734
Queensland Gas Co. Ltd.[a]	8,300	24,369
Roc Oil Co. Ltd.[a]	10,370	18,971
Seek Ltd.	3,770	20,994
Sino Gold Mining Ltd.[a]	5,046	34,448
St. Barbara Ltd.[a]	12,982	9,500
Straits Resources Ltd.	4,668	26,661
Sunland Group Ltd.	6,270	18,800
Transfield Services Ltd.	2,830	28,058
Transpacific Industries Group Ltd.	2,874	18,902
United Group Ltd.	2,312	31,217
Western Areas NLa	2,432	9,658

		921,283

Security	Shares	Value
AUSTRIA – 1.34%
Andritz AG	656	$32,062
bwin Interactive Entertainment AGa	444	14,594
BWT AG	466	21,499
Intercell AGa	760	28,131
Oesterreichische Post AGb	618	22,180
Palfinger AGb	730	22,914
RHI AGa	1,108	39,782
Schoeller-Bleckmann Oilfield Equipment AG	266	19,928
UNIQA Versicherungen AG	858	23,171

		224,261

BELGIUM – 1.46%
Ackermans & van Haaren NV	454	44,203
Compagnie Maritime Belge SA	260	19,575
Cumerio NV/SA	688	30,203
Henex SA	400	26,645
NV Bekaert SA	324	40,526
Omega Pharma SA	348	16,184
RHJ International SAa	3,268	39,386
Telenet Group Holding NVa	968	26,758

		243,480

DENMARK – 1.90%
A/S Dampskibsselskabet TORM	656	20,651
ALK-Abello A/S	160	17,383
Bang & Olufsen A/S Class Bb	342	21,091
DFDS A/S	212	27,917
DSV A/S	2,434	45,805
FLS Industries A/S Class B	600	52,315
Genmab A/Sa	442	26,205
GN Store Nord A/Sa	3,300	17,762
Simcorp A/S	100	17,597
Sydbank A/S	974	34,628
Topdanmark A/Sa	240	35,274

		316,628

FINLAND – 3.02%
Amer Sports OYJ	1,960	37,290
Cargotec Corp. Class B	514	21,499
Citycon OYJ	4,994	27,358
Elisa OYJ Class A	1,660	46,747
Finnlines OYJ	1,180	23,167
Huhtamaki OYJ	2,946	34,720

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2008

Security	Shares	Value
Konecranes OYJ	744	$22,340
M-real OYJ Class B	4,526	14,944
Nokian Renkaat OYJ	1,434	48,026
OKO Bank PLC Class A	1,254	22,391
Orion OYJ Class B	1,238	27,623
Outotec OYJ	444	21,135
Ramirent OYJ	1,550	23,798
Uponor OYJ	1,530	37,718
Vacon PLC	778	29,028
Vaisala OYJ Class A	744	31,395
YIT OYJ	1,658	34,540

		503,719

FRANCE – 5.82%
BioMerieux SA	344	34,232
Bollore SA	164	29,502
BOURBON	686	40,414
Clarins	410	28,021
Compagnie Plastic Omnium	480	20,994
Derichebourg[a]	2,214	12,784
Etablissements Maurel et Prom	1,564	27,093
Eutelsat Communications[a]	1,194	31,432
Fimalac SA	332	16,905
Fonciere des Regions	312	40,905
Generale de Sante	614	17,536
Guyenne et Gascogne SA	318	45,195
Havas	6,714	29,822
IMS International Metal Service	560	16,873
Ipsos SA	1,040	28,641
M6-Metropole Television	1,710	41,826
Neopost SA	472	47,403
Nexans SA	314	34,055
Nexity	456	20,518
Rhodia SAa	1,280	35,155
Rubis SA	542	46,424
Saft Groupe SA	510	19,248
SCOR SE	2,144	43,934
Sechilienne-Sidec	586	35,235
Societe de la Tour Eiffel	180	23,253
Societe Immobiliere de Location pour l’Industrie et le Commerce	340	45,216
Soitec SAa	1,764	15,227

Security	Shares	Value
SR Teleperformance SA	1,106	$34,094
TRIGANO SA	606	23,804
Ubisoft Entertainment[a]	546	48,771
Zodiac SA	740	37,350

		971,862

GERMANY – 5.42%
Aareal Bank AG	644	21,549
AIXTRON AGa	1,708	20,787
Bauer AG	284	16,508
Bilfinger Berger AG	428	26,463
Conergy AG	382	10,265
Demag Cranes AG	504	20,155
DEUTZ AGa	2,362	21,578
DIC Asset AG	844	24,655
Douglas Holding AG	844	42,225
ElringKlinger AG	314	31,577
Epcos AG	1,356	18,330
Freenet AG	940	17,689
FUCHS PETROLUB AG	376	30,396
Gildemeister AG	858	17,467
IKB Deutsche Industriebank AGa	2,434	24,253
IVG Immobilien AG	1,194	40,130
Kontron AG	1,092	18,836
LEONI AG	636	26,131
MLP AG	1,762	27,445
MTU Aero Engines Holding AG	660	34,974
Norddeutsche Affinerie AG	842	36,490
Praktiker Bau- und Heimwerkermaerkte AG	1,068	22,502
Premiere AGa	1,168	25,663
QIAGEN NVa	2,266	45,461
RHON KLINIKUM AG	882	23,362
SGL Carbon AGa	800	39,893
Software AG	314	23,589
SolarWorld AG	920	40,102
Stada Arzneimittel AG	758	47,192
Symrise AGa	1,522	37,543
United Internet AG	1,622	30,547
Wincor Nixdorf AG	550	42,117

		905,874

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2008

Security	Shares	Value
HONG KONG – 2.84%
Allied Group Ltd.	8,000	$35,914
China Gas Holdings Ltd.	40,000	11,236
China Grand Forestry Resources Group Ltd.[a]	64,000	9,030
China Mining Resources Group Ltd.[a]	120,000	9,235
China Yurun Food Group Ltd.	14,000	18,280
Chow Sang Sang Holdings International Ltd.	16,000	19,476
eSun Holdings Ltd.[a]	12,000	6,157
GOME Electrical Appliances Holdings Ltd.	26,000	58,027
HKR International Ltd.	28,800	20,834
Kowloon Development Co. Ltd.	12,000	27,490
Li Ning Co. Ltd.[b]	12,000	33,477
Lifestyle International Holdings Ltd.	14,000	36,722
Midland Holdings Ltd.	16,000	23,477
Pacific Basin Shipping Ltd.	22,000	30,927
Peace Mark Holdings Ltd.	20,000	23,088
Ports Design Ltd.	9,000	25,974
Regal Hotels International Holdings Ltd.	120,000	8,312
Shougang Concord International Enterprises Co. Ltd.	44,000	12,077
Sinofert Holdings Ltd.[b]	28,000	22,231
Synear Food Holdings Ltd.	18,000	14,477
Tian An China Investments Co. Ltd.	16,400	16,828
VTech Holdings Ltd.	2,000	11,454

		474,723

IRELAND – 1.74%
C&C Group PLC	4,804	31,865
DCC PLC	1,646	45,169
Grafton Group PLC[a]	4,574	35,554
Greencore Group PLC	5,244	31,678
IAWS Group PLC	1,336	27,108
Independent News & Media PLC	10,524	35,417
Kingspan Group PLC	2,570	35,460
McInerney Holdings PLC	11,810	28,152
Smurfit Kappa Group PLC[a]	1,506	20,180

		290,583

Security	Shares	Value
ITALY – 4.46%
Aedes SpA	6,032	$21,747
Autostrada Torino-Milano SpA	2,046	38,381
Azimut Holding SpA	2,848	33,291
Banca Italease	1,816	19,883
Banca Piccolo Credito Valtellinese Scrl	4,228	55,463
Banca Popolare dell’Etruria e del Lazio	2,568	33,839
Caltagirone Editore SpA	8,480	48,690
COFIDE SpA	20,898	26,740
Danieli SpA	1,136	22,421
ERG SpA	2,238	35,853
Gemina SpA	16,812	27,929
Gruppo Coin SpA[a]	2,374	15,536
Hera SpA	15,074	62,548
Impregilo SpA[a]	5,154	27,777
Indesit Co. SpA	1,642	22,926
Interpump Group SpA	3,778	34,122
Navigazione Montanari SpA	9,264	31,479
Permasteelisa SpA	1,582	25,765
Pirelli & C. Real Estate SpA	706	27,889
Premafin Finanziaria SpA	8,914	21,935
Societa Cattolica di Assicurazioni	848	39,613
Societa Iniziative Autostradali e Servizi SpA	2,268	30,743
Sorin SpA[a]	12,322	22,623
Tiscali SpA[a]	9,070	18,559

		745,752

JAPAN – 15.99%
Adeka Corp.	5,000	46,932
Air Water Inc.	4,000	39,163
Akebono Brake Industry Co. Ltd.[b]	3,400	20,146
Amano Corp.	2,800	31,522
Atrium Co. Ltd.	1,000	19,092
Bank of Okinawa Ltd. (The)	1,200	41,082
Capcom Co. Ltd.	800	19,412
COMSYS Holdings Corp.	4,000	34,423
Daibiru Corp.	1,800	18,538
Daifuku Co. Ltd.	2,000	27,181
Daihen Corp.	4,000	17,907
Doutor Nichires Holdings Co. Ltd.[a]	4,600	81,336

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2008

Security	Shares	Value
Duskin Co. Ltd.	1,400	$22,845
eAccess Ltd.	38	22,873
Eighteenth Bank Ltd. (The)	14,000	52,669
Fuji Soft ABC Inc.	1,000	13,703
Furukawa Co. Ltd.	10,000	18,340
Futaba Industrial Co. Ltd.	2,000	44,768
Fuyo General Lease Co. Ltd.	800	21,669
GEO Corp.	10	15,518
Glory Ltd.	1,200	24,491
Gourmet Kineya Co. Ltd.	2,000	15,048
Hanwa Co. Ltd.	6,000	23,757
Heiwa Real Estate Co. Ltd.	6,000	33,407
Hitachi Kokusai Electric Inc.	2,000	20,936
Hitachi Zosen Corp.[a]	13,000	14,305
HORIBA Ltd.	800	23,400
Hosiden Corp.	1,800	27,696
Inaba Denki Sangyo Co. Ltd.	1,800	67,378
Japan Airport Terminal Co. Ltd.	1,600	22,271
Japan Securities Finance Co. Ltd.	3,200	26,966
Joint Corp.	800	13,995
Juki Corp.	2,000	9,631
Kadokawa Group Holdings Inc.	1,200	31,319
Kanematsu Corp.[a]	10,000	12,415
Kayaba Industry Co. Ltd.	4,000	18,998
Kenedix Inc.	12	13,882
Kisoji Co. Ltd.	3,000	61,086
Kiyo Holdings Inc.	24,000	36,793
Komori Corp.	1,400	29,626
K’s Holdings Corp.	1,000	22,713
Kureha Corp.	14,000	79,266
Kyowa Exeo Corp.	2,000	15,556
Makino Milling Machine Co. Ltd.	2,000	12,866
Marusan Securities Co. Ltd.	3,000	28,328
Meitec Corp.[b]	1,600	46,348
Mikuni Coca-Cola Bottling Co. Ltd.	6,000	63,597
Miraca Holdings Inc.	1,400	34,959
Mitsubishi Paper Mills Ltd.	16,000	30,096
Mitsubishi Steel Manufacturing Co. Ltd.	4,000	14,108
Nachi-Fujikoshi Corp.	6,000	20,597
Nifco Inc.	2,000	44,486
Nihon Dempa Kogyo Co. Ltd.	400	13,694

Security	Shares	Value
Nihon Kohden Corp.	1,400	$32,523
Nihon Unisys Ltd.	1,800	20,874
Nippon Carbon Co. Ltd.	4,000	15,236
Nippon Yakin Kogyo Co. Ltd.	1,000	7,675
Nissha Printing Co. Ltd.	800	26,711
Nissin Kogyo Co. Ltd.	1,200	19,751
NOF Corp.	8,000	30,397
Noritz Corp.	2,200	25,016
Oita Bank Ltd. (The)	8,000	53,120
Okumura Corp.	8,000	44,166
OSG Corp.	2,000	20,108
Pacific Management Corp.	10	8,596
Parco Co. Ltd.[b]	2,000	25,450
Rengo Co. Ltd.	4,000	25,168
Right On Co. Ltd.	1,600	14,085
Ringer Hut Co. Ltd.	1,600	21,669
Ryosan Co. Ltd.	2,600	62,234
Sagami Chain Co. Ltd.	2,000	20,804
Saizeriya Co. Ltd.	1,600	16,598
Sankyu Inc.	4,000	20,315
Sanyo Special Steel Co. Ltd.	4,000	23,024
Showa Corp.	3,200	27,388
Star Micronics Co. Ltd.	1,000	16,459
Sumitomo Warehouse Co. Ltd. (The)	6,000	31,601
Tadano Ltd.	2,000	18,791
Telepark Corp.	16	17,004
Toagosei Co. Ltd.	10,000	30,755
TOC Co. Ltd.	3,000	22,572
Toho Bank Ltd. (The)	18,000	78,213
Toho Zinc Co. Ltd.	4,000	17,719
Tokai Carbon Co. Ltd.	4,000	31,300
Tokai Tokyo Securities Co. Ltd.	6,000	26,861
Tokyo Dome Corp.	6,000	33,689
Tokyo Ohka Kogyo Co. Ltd.	2,400	47,853
Tokyo Tomin Bank Ltd. (The)	800	22,234
Toyama Chemical Co. Ltd.[a,b]	4,000	26,146
Toyo Tanso Co. Ltd.	400	29,419
Trans Cosmos Inc.	1,000	11,126
Yamanashi Chuo Bank Ltd. (The)	8,000	47,628
Yodogawa Steel Works Ltd.	8,000	37,395

		2,670,806

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2008

Security	Shares	Value
NETHERLANDS – 4.75%
Aalberts Industries NV	1,544	$26,495
ASM International NV	1,148	21,672
Corporate Express NV	3,006	17,135
Crucell NVa	1,136	16,197
CSM NV	1,198	32,389
Draka Holding NV	558	14,656
Eurocastle Investment Ltd.	1,024	24,971
Fugro NV	720	48,600
Gemalto NVa	1,302	34,372
Hagemeyer NV	7,000	48,504
Hunter Douglas NV	510	32,923
Imtech NV	1,262	25,524
KAS Bank NV	1,646	52,616
Koninklijke BAM Groep NV	1,254	23,283
Koninklijke Boskalis Westminster NV	782	41,856
Koninklijke Wessanen NV	1,796	26,379
Nutreco Holding NV	478	30,425
Oce NV	1,628	32,420
OPG Groep NV	1,100	28,502
SBM Offshore NV	1,438	41,113
Tele Atlas NVa	960	37,524
TomTom NVa	394	21,386
USG People NV	752	15,454
Vedior NV	2,160	52,225
Wereldhave NV	418	46,169

		792,790

NORWAY – 2.84%
Aker ASA Class A	400	20,510
Awilco Offshore ASA[a]	2,800	21,587
BW Offshore Ltd.[a]	6,000	18,856
DNO International ASA[a]	13,712	17,363
Ekornes ASA	2,265	38,712
Eltek ASA[a]	4,000	20,069
Fred Olsen Energy ASA	424	20,649
Frontline Ltd.	740	31,007
Marine Harvest ASA[a,b]	32,582	16,946
Norwegian Property ASA	2,166	21,496
Ocean Rig ASA[a]	2,814	18,928
Petroleum Geo-Services ASA[a]	2,010	42,111
Prosafe SE	2,724	38,297

Security	Shares	Value
Schibsted ASA	888	$26,519
Sevan Marine ASA[a]	2,400	26,464
Subsea 7 Inc.[a]	1,400	25,986
Tandberg ASA	1,390	23,425
TGS-NOPEC Geophysical Co. ASA[a]	2,062	24,632
Tomra Systems ASA	3,408	20,042

		473,599

PORTUGAL – 0.68%
Banif SGPS SA	3,662	17,513
Impresa SGPS[a]	10,382	22,596
Mota-Engil SGPS SA	5,210	32,167
Sonae Industria SGPS SAa	2,028	13,692
Sonae SGPS SA	14,772	27,558

		113,526

SINGAPORE – 1.35%
Ascendas Real Estate Investment Trust	26,000	39,805
CDL Hospitality Trusts	16,000	23,593
CH Offshore Ltd.	36,000	13,715
China Fishery Group Ltd.	16,000	19,416
Kim Eng Holdings Ltd.	28,000	37,534
Olam International Ltd.	10,000	18,273
Raffles Education Corp. Ltd.	14,000	23,212
Singapore Petroleum Co. Ltd.	6,000	26,669
STX Pan Ocean Co. Ltd.[a]	14,000	24,100

		226,317

SPAIN – 5.68%
Abengoa SA	748	23,335
Banco de Valencia SA	892	46,621
Banco de Valencia SA New[c]	37	1,934
Banco Guipuzcoano SA	2,892	42,905
Banco Pastor SA	3,244	57,877
Baron de Ley SAa	862	59,372
Bolsas y Mercados Espanoles	1,008	61,220
Compania de Distribucion Integral Logista SA	498	39,153
Construcciones y Auxiliar de Ferrocarriles SA	88	32,834
Ebro Puleva SA	2,412	42,854
FAES FARMA SAb	2,584	28,273
Grifols SA	2,424	58,285

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2008

Security	Shares	Value
Grupo Catalana Occidente SA	970	$28,709
Grupo Empresarial ENCE SA	3,436	29,914
Iberia Lineas Aereas de Espana SA	8,452	28,532
Indra Sistemas SA	2,090	53,379
La Seda de Barcelona SA Class B	12,800	25,206
NH Hoteles SAa	3,312	47,223
Obrascon Huarte Lain SA	946	29,722
Parquesol Inmobiliaria y Proyectos SA	904	23,958
Prosegur Compania de Seguridad SA	850	29,927
Tecnicas Reunidas SA	300	17,989
Tubacex SA	4,162	35,310
Tubos Reunidos SA	3,936	22,670
Viscofan SA	1,794	37,373
Vocento SA	1,304	20,041
Zeltia SA	3,448	24,300

		948,916

SWEDEN – 3.81%
Avanza AB	1,322	23,138
Axis Communications AB	800	13,908
Castellum AB	3,090	34,646
Cision ABa	7,800	19,015
D. Carnegie & Co. AB	1,502	21,418
Eniro AB	4,026	33,029
Getinge AB Class B	2,338	54,164
Hakon Invest AB	1,290	23,485
Hexagon AB Class B	2,400	41,630
JM AB	1,200	22,315
Kinnevik Investment AB	2,698	52,912
Kungsleden AB	2,604	27,976
Lindab International AB	1,400	28,003
Lundin Petroleum ABa	3,336	32,582
Meda AB Class A	2,600	27,628
Micronic Laser Systems ABa	3,200	14,102
Modern Times Group MTG AB Class B	720	42,923
OMX AB	1,250	51,470
Ratos AB Class B	1,640	41,517
Trelleborg AB Class B	1,668	29,910

		635,771

Security	Shares	Value
SWITZERLAND – 5.14%
Actelion Ltd. Registered[a]	1,080	$53,427
Bank Sarasin & Compagnie AG Class B Registered	8	33,092
Banque Cantonale Vaudoise Registered	56	23,753
Basler Kantonalbank	520	55,189
BKW FMB Energie AG	266	33,333
Bucher Industries AG Registered	180	39,668
Forbo Holding AG Registered[a]	60	37,621
Georg Fischer AG Registered[a]	60	25,892
Helvetia Holding AG	68	24,328
Kaba Holding AG Registered	100	29,507
Kudelski SA Bearer	942	15,244
Kuoni Reisen Holding AG Registered	64	28,917
Logitech International SA Registered[a]	2,248	67,533
MicroValue AGa	24	14,252
Mobimo Holding AG Registered[a]	186	31,026
Panalpina Welttransport Holding AG Registered	284	43,366
PSP Swiss Property AG Registered[a]	1,532	86,171
Rieter Holding AG Registered	92	32,851
Schmolz + Bickenbach AG Registered	352	25,284
Sonova Holding AG Registered	592	52,131
Sulzer AG Registered	42	43,956
Valora Holding AG Registered	156	35,961
Vontobel Holding AG Registered	650	25,473

		857,975

UNITED KINGDOM – 23.60%
Aberdeen Asset Management PLC	7,896	22,329
Acergy SA	1,686	30,489
Admiral Group PLC	2,360	45,978
Aga Foodservice Group PLC	4,422	28,571
Aggreko PLC	3,568	37,736
Alfred McAlpine PLC	2,854	28,454
AMEC PLC	3,958	53,821
Amlin PLC	5,974	31,591
Aquarius Platinum Ltd.	3,372	40,355
ARM Holdings PLC	16,256	37,488
Arriva PLC	3,110	45,474
Autonomy Corp. PLC[a]	2,480	44,791
AVEVA Group PLC	1,304	25,794
Babcock International Group PLC	3,340	36,951

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2008

Security	Shares	Value
Balfour Beatty PLC	5,480	$46,055
Bellway PLC	1,778	28,030
Berkeley Group Holdings PLC (The)[a]	1,530	30,629
Biffa PLC	4,962	29,988
Bodycote International PLC	5,014	17,568
Bovis Homes Group PLC	2,252	27,175
Britvic PLC	3,792	23,237
Brixton PLC	6,132	42,606
BSS Group PLC (The)	3,656	25,293
Burren Energy PLC	1,850	45,163
Capital & Regional PLC	2,066	19,078
Carillion PLC	4,996	31,286
Carpetright PLC	1,398	21,873
Cattles PLC	6,678	37,571
Charter PLC[a]	1,884	25,899
Chemring Group PLC	718	30,832
Chloride Group PLC	6,192	20,773
Close Brothers Group PLC	2,722	44,644
Cookson Group PLC	2,580	28,287
CSR PLC[a]	1,876	19,654
DS Smith PLC	7,052	22,010
Dairy Crest Group PLC	2,442	26,094
Dana Petroleum PLC[a]	1,336	35,218
De La Rue PLC	2,348	42,197
Debenhams PLC	12,744	18,368
Derwent London PLC	1,574	42,744
Dimension Data Holdings PLC	21,408	22,131
easyJet PLC[a]	3,670	33,963
Enodis PLC	6,000	16,878
Expro International Group PLC	1,358	24,972
Findel PLC	2,264	23,854
FirstGroup PLC	5,192	68,175
FKI PLC	12,524	12,511
Galiform PLC[a]	11,484	17,636
Galliford Try PLC	8,070	12,153
GAME Group PLC (The)	6,566	26,074
Go-Ahead Group PLC (The)	818	35,223
Greene King PLC	3,318	49,175
Gyrus Group PLC[a,c]	3,566	44,627
Halfords Group PLC	5,622	32,244
Helphire Group PLC	3,796	23,847
Henderson Group PLC	10,942	22,732
Hikma Pharmaceuticals PLC	2,268	20,966
Hiscox Ltd.	6,324	34,699

Security	Shares	Value
HMV Group PLC	11,490	$29,067
Homeserve PLC	1,092	35,863
Hunting PLC	2,338	31,931
IG Group Holdings PLC	4,744	34,329
IMI PLC	3,508	26,013
Imperial Energy Corp. PLC[a]	554	15,970
Inchcape PLC	5,988	44,164
Informa PLC	5,468	42,395
Inmarsat PLC	5,416	52,274
Intermediate Capital Group PLC	1,404	39,662
Interserve PLC	2,528	20,957
Intertek Group PLC	2,318	40,345
Investec PLC	5,246	44,089
JD Wetherspoon	2,970	20,149
John Wood Group PLC	4,354	32,805
Keller Group PLC	1,318	13,966
Kier Group PLC	794	18,452
Laird Group PLC (The)	2,960	28,687
London Stock Exchange Group PLC	2,462	82,765
Marston’s PLC	5,808	31,579
Meggitt PLC	8,602	48,780
Michael Page International PLC	4,644	23,727
Morgan Crucible Co. PLC (The)	4,208	16,145
N Brown Group PLC	4,114	19,874
National Express Group PLC	2,028	47,332
Northern Foods PLC	11,278	22,028
Northgate PLC	1,890	26,508
Northumbrian Water Group PLC	6,032	42,210
Pendragon PLC	28,476	16,842
Pennon Group PLC	4,766	62,344
Premier Farnell PLC	7,400	20,780
Premier Foods PLC	11,186	29,687
Premier Oil PLC[a]	1,560	40,255
QinetiQ Group PLC	7,142	27,190
Quintain Estates and Development PLC	2,910	28,752
Randgold Resources Ltd.	1,204	58,881
Rathbone Brothers PLC	1,584	30,561
Redrow PLC	3,516	20,183
Regus Group PLC	9,304	13,317
RPS Group PLC	4,180	21,439
Savills PLC	3,638	21,082
Serco Group PLC	6,134	50,759
Shaftesbury PLC	3,110	32,583

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2008

Security	Shares	Value
Shanks Group PLC	5,296	$22,373
SIG PLC	2,026	33,833
SOCO International PLC[a]	934	35,483
Southern Cross Healthcare Ltd.	2,632	18,340
Spectris PLC	2,034	27,739
SSL International PLC	2,954	30,567
Stagecoach Group PLC	9,008	43,069
Taylor Nelson Sofres PLC	7,218	25,291
Taylor Wimpey PLC	12,932	46,096
TDG PLC	8,150	33,012
Tradus PLC[a]	700	24,590
TUI Travel PLC[a]	8,176	41,326
Tullett Prebon PLC	3,800	39,056
UK Coal PLC[a]	2,666	22,697
UNITE Group PLC	3,720	24,386
Venture Production PLC	2,250	30,103
Victrex PLC	2,246	29,603
VT Group PLC	3,472	44,520
W.H. Smith PLC	3,728	24,994
W.S. Atkins PLC	1,506	32,095
Weir Group PLC (The)	2,778	41,006
Woolworths Group PLC	74,964	16,021
Workspace Group PLC	6,098	33,974

		3,940,849

TOTAL COMMON STOCKS (Cost: $17,883,150)		16,258,714

INVESTMENT COMPANIES – 2.07%

SINGAPORE – 0.38%
Macquarie International Infrastructure Fund Ltd.	102,000	63,327

		63,327

SWITZERLAND – 0.70%
Absolute Private Equity AG Registered[a]	656	72,816
BB BIOTECH AG	580	43,587

		116,403

UNITED KINGDOM – 0.99%
Lowland Investment Co. PLC	1,624	27,281
Merrill Lynch World Mining Trust PLC	2,940	34,951
SVG Capital PLC	3,348	49,020
Templeton Emerging Markets Investment Trust	6,846	54,950

		166,202

TOTAL INVESTMENT COMPANIES (Cost: $378,336)		345,932

Security	Shares	Value
PREFERRED STOCKS – 0.29%

GERMANY – 0.16%
ProSiebenSat.1 Media AG	1,338	$26,605

		26,605

ITALY – 0.13%
Istituto Finanziario Industriale SpA[a]	724	20,914

		20,914

TOTAL PREFERRED STOCKS (Cost: $56,160)		47,519

RIGHTS – 0.01%

UNITED KINGDOM – 0.01%
Intermediate Capital Group PLC	312	1,613

		1,613

TOTAL RIGHTS (Cost: $0)		1,613

SHORT-TERM INVESTMENTS – 1.01%

MONEY MARKET FUNDS – 1.01%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[d,e]	1,384	1,384
BGI Cash Premier Fund LLC 4.26%[d,e,f]	168,016	168,016

		169,400

TOTAL SHORT-TERM INVESTMENTS (Cost: $169,400)		169,400

TOTAL INVESTMENTS IN SECURITIES – 100.74% (Cost: $18,487,046)		16,823,178

Other Assets, Less Liabilities – (0.74)%		(123,537)

NET ASSETS – 100.00%		$16,699,641

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.96%

AIRLINES – 1.30%
Air China Ltd.[a]	79,560,000	$70,310,451

		70,310,451

BANKS – 29.28%
Bank of China Ltd. Class Ha	514,800,000	209,316,609
Bank of Communications Co. Ltd. Class Ha	166,920,000	185,195,475
BOC Hong Kong (Holdings) Ltd.	95,550,000	236,043,943
China CITIC Bank Class Ha,b	78,000,000	44,720,640
China Construction Bank Class Ha	446,940,000	308,989,609
China Merchants Bank Co. Ltd. Class Ha	63,180,000	219,611,359
Industrial and Commercial Bank of China Class Ha	641,940,000	381,224,947

		1,585,102,582

COAL – 7.81%
China Coal Energy Co. Class H	85,020,000	194,981,992
China Shenhua Energy Co. Ltd. Class Ha	44,460,000	228,105,279

		423,087,271

ELECTRIC – 1.90%
Datang International Power Generation Co. Ltd. Class Ha	72,076,000	44,282,495
Huaneng Power International Inc. Class Ha	71,760,000	58,354,933

		102,637,428

ENGINEERING & CONSTRUCTION – 4.08%
China Communications Construction Co. Ltd. Class Ha	93,600,000	221,142,066

		221,142,066

Security	Shares	Value
HOLDING COMPANIES – DIVERSIFIED – 3.94%
China Merchants Holdings (International) Co. Ltd.[a]	28,080,000	$135,602,586
China Resources Enterprises Ltd.	9,360,000	31,094,351
CITIC Pacific Ltd.[a]	9,360,000	46,401,416

		213,098,353

INSURANCE – 11.50%
China Life Insurance Co. Ltd. Class Ha	117,780,000	422,995,229
PICC Property & Casualty Co. Ltd. Class Ha	31,200,000	28,573,188
Ping An Insurance (Group) Co. of China Ltd. Class Ha	24,570,000	170,808,835

		622,377,252

MINING – 2.51%
Aluminum Corp. of China Ltd. Class Ha	71,760,000	100,694,474
Zijin Mining Group Co. Ltd. Class Ha	29,640,000	34,976,143

		135,670,617

OIL & GAS – 15.78%
China Petroleum & Chemical Corp. Class H	195,000,000	204,844,544
CNOOC Ltd.	159,900,000	224,783,747
PetroChina Co. Ltd. Class H	308,880,000	424,708,020

		854,336,311

TELECOMMUNICATIONS – 21.86%
China Mobile Ltd.[a]	43,680,000	640,375,559
China Netcom Group Corp. (Hong Kong) Ltd.[a]	30,703,000	93,726,771
China Telecom Corp. Ltd. Class Ha	327,600,000	229,846,083
China Unicom Ltd.[a]	95,160,000	219,457,288

		1,183,405,701

TOTAL COMMON STOCKS (Cost: $5,162,019,738)		5,411,168,032

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

January 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 22.71%

MONEY MARKET FUNDS – 22.71%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[c,d]	2,250,419	$2,250,419
BGI Cash Premier Fund LLC 4.26%[c,d,e]	1,226,774,415	1,226,774,415

		1,229,024,834

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,229,024,834)		1,229,024,834

TOTAL INVESTMENTS IN SECURITIES – 122.67% (Cost: $6,391,044,572)		6,640,192,866

Other Assets, Less Liabilities – (22.67)%		(1,227,009,631)

NET ASSETS – 100.00%		$5,413,183,235

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.31%

AUSTRALIA – 6.21%
AMP Ltd.	159,542	$1,195,952
Aristocrat Leisure Ltd.	69,406	613,185
Asciano Group	108,604	533,050
ASX Ltd.	30,063	1,268,975
AXA Asia Pacific Holdings Ltd.	114,729	607,138
Babcock & Brown Ltd.	45,743	732,738
BHP Billiton Ltd.	598,800	19,798,376
Billabong International Ltd.	39,421	416,875
Brambles Ltd.	255,520	2,433,038
Cochlear Ltd.	11,323	704,799
Computershare Ltd.	90,405	638,965
CSL Ltd.	97,640	2,976,495
Fortescue Metals Group Ltd.[a]	233,835	1,287,521
Foster’s Group Ltd.	372,765	1,869,524
Harvey Norman Holdings Ltd.	105,136	520,720
Leighton Holdings Ltd.	25,446	1,124,047
Lend Lease Corp. Ltd.	76,095	968,356
Macquarie Communications Infrastructure Group	97,686	437,618
Newcrest Mining Ltd.	90,120	2,809,178
OneSteel Ltd.	153,040	906,844
Orica Ltd.	57,815	1,490,038
Origin Energy Ltd.	163,001	1,268,429
Oxiana Ltd.	294,440	788,275
Paladin Energy Ltd.[a]	73,800	291,756
PaperlinX Ltd.	81,327	156,765
QBE Insurance Group Ltd.	144,890	3,594,535
Rio Tinto Ltd.	51,290	5,629,857
St. George Bank Ltd.	29,800	740,630
Toll Holdings Ltd.	89,160	875,230
Transurban Group	110,480	650,710
Westpac Banking Corp.	157,240	3,589,411
Woodside Petroleum Ltd.	83,297	3,445,392
Woolworths Ltd.	203,600	5,232,748
WorleyParsons Ltd.	27,299	956,438

		70,553,608

AUSTRIA – 0.84%
Andritz AG	12,048	588,841
Erste Bank der Oesterreichischen Sparkassen AG	44,240	2,371,163

Security	Shares	Value
Immoeast AGa	79,840	$695,081
Oesterreichische Elektrizitaetswirtschafts AG Class A	15,920	1,039,488
Raiffeisen International Bank Holding AG	7,745	969,556
RHI AGa,b	8,327	298,977
Telekom Austria AG	58,377	1,622,347
voestalpine AG	26,291	1,595,206
Wienerberger AG	8,129	368,897

		9,549,556

BELGIUM – 0.88%
Colruyt SA	2,145	535,518
Delhaize Group	9,800	742,325
Groupe Bruxelles Lambert SA	15,286	1,755,373
InBev	31,056	2,522,086
KBC Group NV	25,760	3,241,540
Omega Pharma SA	4,325	201,137
Umicore	4,371	984,411

		9,982,390

DENMARK – 1.34%
A.P. Moller - Maersk A/S Class A	40	386,903
A.P. Moller - Maersk A/S Class B	200	1,946,433
Carlsberg A/S Class B	5,880	610,791
DSV A/S	36,496	686,812
FLS Industries A/S Class B	9,013	785,864
Jyske Bank A/Sa	9,640	608,860
Novo Nordisk A/S Class B	82,900	5,137,154
Novozymes A/S Class B	9,129	698,067
Topdanmark A/Sa	4,770	701,073
Vestas Wind Systems A/Sa	33,440	3,168,094
William Demant Holding A/Sa,b	6,692	445,261

		15,175,312

FINLAND – 2.77%
Cargotec Corp. Class B	11,654	487,451
Elisa OYJ Class A	33,160	933,819
Fortum OYJ	28,800	1,151,315
Kone OYJ Class B	15,560	1,025,658
Konecranes OYJ	15,022	451,059
Metso OYJ	21,880	1,011,388
Nokia OYJ	681,458	24,578,429
Nokian Renkaat OYJ	21,725	727,596

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value
Wartsila OYJ Class B	12,440	$785,372
YIT OYJ	13,017	271,171

		31,423,258

FRANCE – 7.78%
Accor SA	34,900	2,635,320
Aeroports de Paris	5,862	649,210
ALSTOM	19,573	3,873,728
ArcelorMittal	163,978	10,706,855
Atos Origin SAa	9,961	489,790
Bouygues SA	31,080	2,362,055
Cap Gemini SA	24,305	1,302,693
Carrefour SA	80,680	5,615,571
Compagnie Generale de Geophysique-Veritas[a]	4,560	1,055,063
Compagnie Generale des Etablissements Michelin Class B	13,297	1,261,577
Dassault Systemes SA	11,407	628,278
Electricite de France	17,120	1,762,184
Essilor International SA	32,706	1,874,513
Gaz de France	32,180	1,723,345
Groupe Danone	78,026	6,241,832
Hermes International	12,167	1,206,969
Klepierre	10,572	557,713
L’Air Liquide SA	40,360	5,553,817
L’Oreal SA	44,080	5,381,739
LVMH Moet Hennessy Louis Vuitton SA	40,063	4,065,013
Neopost SA	5,920	594,540
Pernod Ricard SA	30,848	3,254,240
PPR SA	13,023	1,810,180
Publicis Groupe SA	25,625	914,363
Safran SA	34,843	565,411
Schneider Electric SA	38,744	4,423,940
Sodexho	19,368	1,038,081
STMicroelectronics NV	122,941	1,518,101
Suez SA	69,200	4,186,414
Technip SA	16,621	1,059,174
Vallourec SA	7,960	1,571,724
Veolia Environnement	59,688	4,842,898
Vinci SA	46,440	3,123,037
Zodiac SA	9,985	503,979

		88,353,347

Security	Shares	Value
GERMANY – 9.77%
Adidas AG	37,739	$2,373,628
BASF SE	85,615	11,054,876
Bayer AG	129,851	10,541,473
Beiersdorf AG	17,560	1,340,266
Bilfinger Berger AG	8,579	530,438
Celesio AG	16,964	985,838
Continental AG	30,840	3,173,488
Deutsche Boerse AG	36,500	6,314,796
E.ON AG	109,480	20,035,076
Fresenius Medical Care AG & Co. KGaA	35,212	1,796,568
GEA Group AGa	32,840	1,001,632
Hochtief AG	8,251	821,311
Infineon Technologies AGa	139,126	1,394,552
IVG Immobilien AG	19,461	654,077
K+S AG	7,360	1,833,784
Linde AG	19,822	2,567,109
MAN AG	20,800	2,535,474
Merck KGaA	11,338	1,391,646
METRO AG	28,500	2,314,089
Premiere AGa	15,760	346,280
Puma AG	1,684	599,023
Q-Cells AGa	9,080	832,981
QIAGEN NVa	26,400	529,640
Salzgitter AG	7,820	1,207,847
SAP AG	157,206	7,494,846
Siemens AG	149,457	19,070,430
SolarWorld AG	15,520	676,499
Volkswagen AG	28,880	6,490,499
Wacker Chemie AG	1,720	366,358
Wincor Nixdorf AG	9,124	698,685

		110,973,209

GREECE – 0.66%
Coca-Cola Hellenic Bottling Co. SA ADR	42,549	1,807,482
Hellenic Telecommunications Organization SA SP ADR	113,858	1,787,571
National Bank of Greece SA ADR	316,402	3,907,565

		7,502,618

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value
HONG KONG – 2.17%
Belle International Holdings Ltd.	536,000	$624,247
Esprit Holdings Ltd.	184,500	2,385,409
Foxconn International Holdings Ltd.[a,b]	410,000	676,286
Genting International PLC[a,b]	480,000	206,575
Hang Lung Properties Ltd.	400,000	1,557,129
Hong Kong and China Gas Co. Ltd. (The)	640,300	1,749,319
Hong Kong Exchanges and Clearing Ltd.	200,000	4,124,981
Kerry Properties Ltd.	121,500	804,920
Kingboard Chemical Holdings Co. Ltd.	123,000	508,004
Lee & Man Paper Manufacturing Ltd.	80,000	178,544
Li & Fung Ltd.	411,200	1,529,526
Melco International Development Ltd.[b]	164,000	224,657
New World Development Co. Ltd.	456,000	1,380,329
Noble Group Ltd.	200,000	246,931
Shangri-La Asia Ltd.	328,000	965,523
Shui On Land Ltd.	360,000	374,942
Shun Tak Holdings Ltd.	160,000	222,051
Sino Land Co. Ltd.	240,000	723,411
Sun Hung Kai Properties Ltd.	246,000	4,811,836
Tencent Holdings Ltd.	176,000	1,039,557
Tingyi (Cayman Islands) Holding Corp.[b]	272,000	381,674

		24,715,851

IRELAND – 0.71%
Anglo Irish Bank Corp. PLC	61,880	861,040
CRH PLC	100,408	3,756,444
Elan Corp. PLC[a]	52,969	1,329,162
IAWS Group PLC	26,338	534,402
Kerry Group PLC Class A	31,975	855,237
Kingspan Group PLC	29,326	404,632
Smurfit Kappa Group PLC[a]	23,680	317,298

		8,058,215

ITALY – 2.31%
Assicurazioni Generali SpA	186,661	7,859,971
Atlantia SpA	54,785	1,804,802

Security	Shares	Value
Autogrill SpA	29,243	$488,825
Banca Monte dei Paschi di Siena SpA[b]	213,169	981,572
Bulgari SpA	49,090	561,474
Fiat SpA	135,520	3,132,161
Finmeccanica SpA	66,280	1,958,758
Intesa Sanpaolo SpA	813,680	5,725,501
Lottomatica SpA	11,920	433,630
Luxottica Group SpA[b]	26,826	754,653
Parmalat SpA	246,852	882,656
Prysmian SpA[a]	13,160	259,926
Saipem SpA	28,680	983,457
Seat Pagine Gialle SpA	1,199,023	391,448

		26,218,834

JAPAN – 19.90%
Advantest Corp.	32,400	711,535
AEON Mall Co. Ltd.	13,600	347,914
Aisin Seiki Co. Ltd.	33,400	1,328,775
Asahi Glass Co. Ltd.	181,000	2,253,882
Asahi Kasei Corp.	169,000	1,033,153
ASICS Corp.	26,000	337,456
Canon Inc.	185,700	7,999,116
Central Japan Railway Co.	287	2,653,383
Chugai Pharmaceutical Co. Ltd.	64,400	850,995
Chuo Mitsui Trust Holdings Inc.	80,000	549,259
Credit Saison Co. Ltd.	42,500	1,223,137
Daido Steel Co. Ltd.	41,000	271,855
Daifuku Co. Ltd.	20,500	278,603
Daiichi Sankyo Co. Ltd.	116,000	3,480,273
Daikin Industries Ltd.	45,100	2,023,297
Dainippon Ink and Chemicals Inc.	80,000	356,642
East Japan Railway Co.	410	3,389,513
Elpida Memory Inc.[a,b]	20,500	726,875
Fanuc Ltd.	33,500	2,955,373
Fast Retailing Co. Ltd.	12,300	910,426
FUJIFILM Holdings Corp.	85,500	3,345,215
Fujitsu Ltd.	328,000	2,128,568
Furukawa Electric Co. Ltd. (The)	61,000	244,402
Hankyu Hanshin Holdings Inc.	283,000	1,312,194
Haseko Corp.[a]	180,000	304,726
Hirose Electric Co. Ltd.	4,600	468,544

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value
Hitachi Construction Machinery Co. Ltd.	20,500	$475,265
Hitachi Ltd.	560,000	4,187,162
Hokuhoku Financial Group Inc.	280,000	866,400
Hoya Pentax HD Corp.	74,200	2,027,284
IBIDEN Co. Ltd.	22,300	1,405,220
IHI Corp.	120,000	237,009
INPEX Holdings Inc.	125	1,187,397
Isuzu Motors Ltd.	120,000	505,620
ITOCHU Corp.	120,000	1,098,142
J. Front Retailing Co. Ltd.[a]	91,600	589,272
JAFCO Co. Ltd.	8,200	293,064
Japan Steel Works Ltd. (The)	47,000	686,490
Japan Tobacco Inc.	779	4,088,239
JFE Holdings Inc.	50,400	2,327,430
JGC Corp.	41,000	681,373
JSR Corp.	32,800	763,508
JTEKT Corp.	41,000	681,759
Kao Corp.	40,000	1,207,618
Kawasaki Heavy Industries Ltd.	247,000	620,259
KDDI Corp.	452	3,052,302
Keihin Electric Express Railway Co. Ltd.[b]	96,000	647,374
Keyence Corp.	6,050	1,287,670
Kintetsu Corp.	336,000	1,134,484
KK DaVinci Advisors[a]	248	200,593
Kobe Steel Ltd.	448,000	1,495,791
Komatsu Ltd.	160,300	3,859,563
Konami Corp.	17,600	529,697
Konica Minolta Holdings Inc.	84,500	1,355,020
Kubota Corp.	205,000	1,474,959
Kuraray Co. Ltd.	41,000	488,568
Kurita Water Industries Ltd.	26,300	848,427
Leopalace21 Corp.	18,100	438,349
Marubeni Corp.	280,000	1,917,141
Matsushita Electric Industrial Co. Ltd.	240,000	5,078,768
Millea Holdings Inc.	137,100	5,170,665
Minebea Co. Ltd.	82,000	436,511
Mitsubishi Electric Corp.	328,000	2,986,165
Mitsubishi Estate Co. Ltd.	205,000	5,437,103
Mitsubishi Heavy Industries Ltd.	543,000	2,221,538

Security	Shares	Value
Mitsubishi Materials Corp.	201,000	$820,447
Mitsubishi Motors Corp.[a,b]	320,000	529,697
Mitsubishi Rayon Co. Ltd.	87,000	347,755
Mitsui Chemicals Inc.	128,000	855,942
Mitsui Engineering & Shipbuilding Co. Ltd.	129,000	427,068
Mitsui Fudosan Co. Ltd.	144,500	3,302,469
Mitsui O.S.K. Lines Ltd.	200,000	2,434,047
Mitsukoshi Ltd.	123,000	484,712
Mitsumi Electric Co. Ltd.	12,000	330,684
Mizuho Trust & Banking Co. Ltd.	120,000	200,893
Murata Manufacturing Co. Ltd.	36,900	1,825,479
NGK Insulators Ltd.	80,000	2,061,603
Nidec Corp.	20,900	1,370,073
Nikon Corp.	53,000	1,445,568
Nintendo Co. Ltd.	16,900	8,424,171
Nippon Electric Glass Co. Ltd.	48,500	725,733
Nippon Steel Corp.	1,040,000	6,240,489
Nippon Yusen Kabushiki Kaisha	120,000	978,509
Nissan Chemical Industries Ltd.	41,000	504,378
Nitori Co. Ltd.	8,200	428,027
Nitto Denko Corp.	32,800	1,601,053
NOK Corp.	24,600	497,437
Nomura Holdings Inc.	212,000	3,136,384
Nomura Research Institute Ltd.	20,500	540,818
NTT Data Corp.	246	1,087,421
NTT Urban Development Corp.	200	316,012
Odakyu Electric Railway Co. Ltd.	126,000	831,902
Oki Electric Industry Co. Ltd.[a,b]	136,000	222,563
Olympus Corp.	41,000	1,372,772
Omron Corp.	29,600	611,070
Oriental Land Co. Ltd.	8,900	525,671
ORIX Corp.	18,140	3,079,492
OSAKA Titanium technologies Co. Ltd.[b]	4,000	251,681
Otsuka Corp.	1,600	123,997
Rakuten Inc.[a]	1,265	541,336
Resona Holdings Inc.[b]	534	843,753
Round One Corp.	102	165,003
Ryohin Keikaku Co. Ltd.	8,000	490,571
SANYO Electric Co. Ltd.[a]	324,000	432,711
SBI E*Trade Securities Co. Ltd.	386	307,856

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value
Secom Co. Ltd.	20,000	$1,021,397
Seven & I Holdings Co. Ltd.	152,900	3,789,245
Sharp Corp.	160,000	2,767,364
Shimamura Co. Ltd.	4,100	334,324
Shimano Inc.	16,400	632,401
Shin-Etsu Chemical Co. Ltd.	73,500	3,864,237
Shinko Electric Industries Co. Ltd.	13,600	228,319
Shionogi & Co. Ltd.	57,000	1,072,184
Shiseido Co. Ltd.	48,000	1,130,872
Showa Denko K.K.	221,000	739,958
SMC Corp.	8,700	975,349
SoftBank Corp.	133,100	2,428,535
Sojitz Corp.	193,300	659,938
Sony Corp.	180,000	8,837,056
Sony Financial Holdings Inc.[a]	164	627,773
Stanley Electric Co. Ltd.	28,700	578,994
Sumco Corp.	18,000	393,605
Sumitomo Electric Industries Ltd.	132,300	1,931,151
Sumitomo Heavy Industries Ltd.	96,000	795,448
Sumitomo Metal Industries Ltd.	740,000	3,486,856
Sumitomo Metal Mining Co. Ltd.	120,500	1,969,706
Sumitomo Mitsui Financial Group Inc.	560	4,413,637
Sumitomo Realty & Development Co. Ltd.	62,000	1,524,853
Suruga Bank Ltd.	66,000	783,372
Suzuki Motor Corp.	20,000	503,174
T&D Holdings Inc.	22,000	1,183,541
Taiyo Nippon Sanso Corp.	92,000	875,655
Takashimaya Co. Ltd.	56,000	596,210
Terumo Corp.	32,800	1,786,146
Tobu Railway Co. Ltd.	176,000	857,447
Toho Titanium Co. Ltd.[b]	8,200	187,792
Tokuyama Corp.[b]	41,000	292,678
Tokyo Electron Ltd.	32,500	1,944,039
Tokyo Tatemono Co. Ltd.	56,000	471,385
Tokyu Corp.	202,000	1,255,791
Tokyu Land Corp.	89,000	715,683
Toray Industries Inc.	256,000	1,731,145
Toshiba Corp.	533,000	3,599,285
Toyoda Gosei Co. Ltd.	12,300	401,420
Toyota Boshoku Corp.	12,000	363,414
Toyota Tsusho Corp.	33,000	772,819

Security	Shares	Value
Trend Micro Inc.[a]	20,500	$726,875
Ube Industries Ltd.	170,000	530,825
Urban Corp.	28,000	259,393
Ushio Inc.	24,600	500,908
USS Co. Ltd.	7,840	457,164
Yahoo! Japan Corp.	2,850	1,093,628
Yakult Honsha Co. Ltd.	28,300	767,886
Yamada Denki Co. Ltd.	17,350	1,850,449
Yamato Kogyo Co. Ltd.	12,000	448,060
Yaskawa Electric Corp.	41,000	430,727
Yokogawa Electric Corp.	33,600	325,177

		226,106,847

NETHERLANDS – 2.41%
Akzo Nobel NV	36,920	2,697,110
ASML Holding NVa	70,659	1,856,964
Fugro NV	9,012	608,315
Hagemeyer NV	41,960	290,750
Heineken NV	39,263	2,185,793
Koninklijke Ahold NVa	220,600	2,854,662
Koninklijke Philips Electronics NV	86,080	3,336,642
Randstad Holding NVb	6,200	234,726
Reed Elsevier NV	105,611	1,909,249
SBM Offshore NV	22,061	630,733
TNT NV	71,546	2,623,911
TomTom NVa	11,280	612,265
Unilever NV	173,440	5,595,569
Vedior NV	31,064	751,072
Wolters Kluwer NV	43,160	1,223,098

		27,410,859

NEW ZEALAND – 0.15%
Fisher & Paykel Healthcare Corp. Ltd.	176,764	419,585
Fletcher Building Ltd.	71,896	567,176
Sky City Entertainment Group Ltd.	224,375	768,138

		1,754,899

NORWAY – 0.89%
Aker Kvaerner ASA	27,372	498,011
DNO International ASA[a]	162,125	205,289
Marine Harvest ASA[a]	435,160	226,325
Norsk Hydro ASA	68,920	803,030
Ocean Rig ASA[a]	36,162	243,238
Petroleum Geo-Services ASA[a]	30,692	643,024

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value
Prosafe SE	23,240	$326,734
Renewable Energy Corp. ASA[a]	33,160	831,849
Seadrill Ltd.[a]	44,603	905,782
Storebrand ASA	79,592	630,440
Tandberg ASA	15,520	261,552
Telenor ASA[a]	149,259	3,010,526
TGS-NOPEC Geophysical Co. ASA[a]	19,696	235,282
Tomra Systems ASA	39,693	233,432
Yara International ASA	23,760	1,113,484

		10,167,998

PORTUGAL – 0.47%
Banco BPI SA Registered	96,861	476,129
Banco Comercial Portugues SA Class R	365,218	1,127,447
BRISA - Auto-estradas de Portugal SA	47,972	704,591
Energias de Portugal SA	353,520	2,229,777
PT Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	36,773	487,293
Sonae SGPS SA	191,954	358,101

		5,383,338

SINGAPORE – 1.05%
CapitaLand Ltd.	252,000	1,048,963
City Developments Ltd.	89,000	709,539
COSCO Corp. (Singapore) Ltd.	160,000	502,328
Keppel Corp. Ltd.	246,000	1,964,668
Keppel Land Ltd.[b]	56,000	245,746
SembCorp Industries Ltd.	144,000	461,239
SembCorp Marine Ltd.	96,000	209,962
Singapore Exchange Ltd.	255,000	1,727,106
Singapore Technologies Engineering Ltd.	360,000	848,314
Singapore Telecommunications Ltd.	1,325,000	3,412,057
Venture Corp. Ltd.	82,000	590,095
Wilmar International Ltd.	80,000	234,232

		11,954,249

SPAIN – 4.10%
Abertis Infraestructuras SA	47,333	1,426,854
Acciona SA	5,320	1,336,298

Security	Shares	Value
Acerinox SA	38,586	$902,089
Actividades de Construcciones y Servicios SA	41,219	2,136,620
Antena 3 de Television SA	32,201	448,639
Banco Sabadell SAb	60,320	561,759
Bankinter SA	32,280	494,665
Cintra Concesiones de Infraestructuras de Transporte SAb	40,991	588,098
Fomento de Construcciones y Contratas SA	10,642	700,694
Gamesa Corporacion Tecnologica SA	38,040	1,426,637
Gas Natural SDG SA	23,360	1,273,832
Grupo Ferrovial SAb	11,897	757,256
Iberdrola Renovables SAa	153,800	1,234,222
Iberdrola SA	245,040	3,693,367
Indra Sistemas SA	31,096	794,203
Industria de Diseno Textil SA	39,103	1,939,513
Mapfre SA	123,200	496,155
Red Electrica de Espana SA	22,000	1,255,045
Sacyr Vallehermoso SAb	15,286	481,845
Sogecable SAa,b	10,662	438,066
Telefonica SA	766,452	22,174,165
Union Fenosa SA	20,480	1,354,818
Zardoya Otis SA	27,040	627,755

		46,542,595

SWEDEN – 2.62%
Alfa Laval AB	18,585	983,080
Assa Abloy AB Class B	62,888	1,081,006
Atlas Copco AB Class A	122,695	1,725,587
Atlas Copco AB Class B	80,642	1,045,940
Getinge AB Class B	39,777	921,498
Hennes & Mauritz AB Class B	81,257	4,342,646
Husqvarna AB	61,683	621,717
Lundin Petroleum ABa	47,491	463,830
Millicom International Cellular SA SDR[a]	6,520	669,392
Modern Times Group MTG AB Class B	10,900	649,813
OMX AB	10,941	450,511
Sandvik AB	160,400	2,280,937

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value
Scania AB Class B	59,920	$1,221,940
Securitas AB Class B	42,734	519,208
Securitas Direct AB Class Ba	75,961	296,755
SSAB Svenskt Stal AB Class A	36,440	945,266
SSAB Svenskt Stal AB Class B	18,360	433,229
Swedish Match AB	61,504	1,340,742
Tele2 AB Class B	59,762	1,207,044
Telefonaktiebolaget LM Ericsson AB Class B	2,702,840	6,039,819
Volvo AB Class A	75,295	994,238
Volvo AB Class B	111,640	1,482,881

		29,717,079

SWITZERLAND – 10.21%
ABB Ltd. Registered	391,418	9,672,662
Actelion Ltd. Registered[a]	19,040	941,905
Adecco SA Registered	24,260	1,257,180
Compagnie Financiere Richemont AG Class A	84,442	4,784,657
Geberit AG Registered	7,926	1,088,957
Givaudan SA Registered	1,520	1,485,662
Holcim Ltd. Registered	38,411	3,704,740
Julius Baer Holding AG Registered	20,520	1,415,303
Kuehne & Nagel International AG Registered	14,123	1,276,214
Logitech International SA Registered[a]	32,600	979,353
Lonza Group AG Registered	10,603	1,345,295
Nestle SA Registered	70,440	31,371,618
Nobel Biocare Holding AG Bearer	4,343	1,062,223
Novartis AG Registered	405,720	20,388,880
OC Oerlikon Corp. AG Registered[a]	1,290	465,982
Roche Holding AG	124,894	22,548,866
Schindler Holding AG Participation Certificates	10,983	652,701
SGS SA Registered	890	1,146,455
Sonova Holding AG Registered	10,534	927,614
Straumann Holding AG Registered	1,701	432,896
Sulzer AG Registered	680	711,664
Swatch Group AG (The) Class B	5,921	1,579,206

Security	Shares	Value
Syngenta AG Registered	20,164	$5,298,976
Synthes Inc.	11,219	1,425,522

		115,964,531

UNITED KINGDOM – 22.07%
Acergy SA	34,819	629,664
Aggreko PLC	34,360	363,397
AMEC PLC	40,020	544,189
Anglo American PLC	242,289	13,245,940
ARM Holdings PLC	273,581	630,900
AstraZeneca PLC	269,000	11,198,126
BAE Systems PLC	618,040	5,713,285
Balfour Beatty PLC	76,332	641,515
BG Group PLC	613,924	13,425,290
BHP Billiton PLC	423,480	12,434,542
British Airways PLC[a]	109,000	719,417
British American Tobacco PLC	266,560	9,512,087
British Land Co. PLC	84,800	1,702,682
British Sky Broadcasting Group PLC	213,743	2,337,066
Bunzl PLC	61,525	768,117
Burberry Group PLC	89,928	776,785
Cable & Wireless PLC	423,400	1,344,226
Cadbury Schweppes PLC	202,320	2,222,222
Capita Group PLC	118,000	1,535,352
Carnival PLC	31,647	1,364,610
Carphone Warehouse Group PLC (The)	78,443	512,278
Centrica PLC	636,775	4,199,652
Charter PLC[a]	21,000	288,687
Close Brothers Group PLC	28,539	468,068
Cobham PLC	239,503	878,463
Compass Group PLC	219,560	1,379,293
CSR PLC[a]	20,763	217,529
Daily Mail & General Trust PLC Class A	61,480	644,111
Diageo PLC	432,960	8,710,532
Enterprise Inns PLC	129,842	1,149,306
Experian Group Ltd.	175,280	1,534,080
FirstGroup PLC	55,946	734,612
G4S PLC	217,608	946,323
GlaxoSmithKline PLC	1,012,480	23,791,417
Hammerson PLC	51,930	1,170,706

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value
Hays PLC	253,240	$516,027
ICAP PLC	95,288	1,279,617
Imperial Tobacco Group PLC	122,449	5,964,001
Inchcape PLC	88,775	654,758
InterContinental Hotels Group PLC	59,001	907,269
International Power PLC	267,803	2,124,246
Intertek Group PLC	28,040	488,035
Invensys PLC[a]	147,383	659,244
Investec PLC	60,602	509,316
J Sainsbury PLC	267,134	2,103,007
Johnson Matthey PLC	34,461	1,272,887
Kazakhmys PLC	14,360	346,854
Ladbrokes PLC	91,216	543,106
Liberty International PLC	53,093	1,128,318
London Stock Exchange Group PLC	33,483	1,125,601
Lonmin PLC	12,400	712,913
Man Group PLC	281,661	3,060,083
Marks & Spencer Group PLC	307,009	2,709,882
Misys PLC	64,640	223,598
Mondi PLC	65,342	499,465
National Grid PLC	372,680	5,734,472
Next PLC	44,240	1,233,926
Prudential PLC	428,824	5,460,276
Punch Taverns PLC	49,485	684,698
Reckitt Benckiser PLC	110,457	5,753,219
Reed Elsevier PLC	197,616	2,376,807
Reuters Group PLC	235,761	2,840,279
Rio Tinto PLC	177,440	17,482,326
Rolls-Royce Group PLC[a]	322,644	3,022,674
SABMiller PLC	159,163	3,414,129
Sage Group PLC	232,927	1,021,045
Schroders PLC	25,680	554,423
Scottish & Southern Energy PLC	148,291	4,504,582
Serco Group PLC	88,606	733,219
Shire PLC	31,720	560,913
Smith & Nephew PLC	177,780	2,410,370
Smiths Group PLC	49,062	972,914

Security	Shares	Value
Stagecoach Group PLC	74,969	$358,437
Stagecoach Group PLC Class C Deferred[c]	44,992	9
Standard Chartered PLC	106,840	3,536,425
Tesco PLC	1,382,080	11,457,388
Thomas Cook Group PLC[a]	77,680	409,620
Travis Perkins PLC	22,040	506,945
TUI Travel PLC[a]	101,840	514,749
Tullow Oil PLC	75,080	891,076
Unilever PLC	136,840	4,496,787
United Business Media PLC	47,740	517,718
Vedanta Resources PLC	11,960	427,977
Whitbread PLC	24,505	662,537
William Hill PLC	81,009	654,652
Wm Morrison Supermarkets PLC	171,680	1,021,340
WPP Group PLC	211,040	2,582,315
Xstrata PLC	112,160	8,533,218
Yell Group PLC	138,539	914,379

		250,808,540

TOTAL COMMON STOCKS (Cost: $1,145,612,395)		1,128,317,133

PREFERRED STOCKS – 0.51%

GERMANY – 0.47%
Fresenius SE	8,000	619,246
Henkel KGaA	35,464	1,604,119
Porsche Automobil Holding SE	1,615	2,867,155
ProSiebenSat.1 Media AG	16,923	336,505

		5,427,025

ITALY – 0.04%
Intesa Sanpaolo SpA RNC	64,160	434,129

		434,129

TOTAL PREFERRED STOCKS (Cost: $6,097,180)		5,861,154

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.60%

MONEY MARKET FUNDS – 0.60%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[d,e]	118,424	$118,424
BGI Cash Premier Fund LLC 4.26%[d,e,f]	6,664,786	6,664,786

		6,783,210

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,783,210)		6,783,210

TOTAL INVESTMENTS IN SECURITIES – 100.42% (Cost: $1,158,492,785)		1,140,961,497

Other Assets, Less Liabilities – (0.42)%		(4,813,364)

NET ASSETS – 100.00%		$1,136,148,133

ADR - American Depositary Receipts

SDR - Swedish Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.13%

AUSTRALIA – 6.55%
AGL Energy Ltd.	75,260	$807,288
Alumina Ltd.	147,989	692,023
Amcor Ltd.	169,469	1,043,516
AMP Ltd.	173,940	1,303,882
Ansell Ltd.	31,403	330,684
Australia and New Zealand Banking Group Ltd.	308,646	7,164,082
AXA Asia Pacific Holdings Ltd.	56,153	297,158
Bendigo Bank Ltd.	41,301	460,713
BlueScope Steel Ltd.	107,947	981,622
Boral Ltd.	118,131	632,521
Caltex Australia Ltd.	19,305	272,027
CFS Retail Property Trust	232,976	438,685
Coca-Cola Amatil Ltd.	71,337	595,868
Commonwealth Bank of Australia	216,060	9,524,910
Commonwealth Property Office Fund	285,597	354,265
Crown Ltd.[a]	72,160	750,853
CSR Ltd.	137,170	381,921
DB RREEF Trust	444,938	629,344
Downer EDI Ltd.	21,870	104,415
Futuris Corp. Ltd.	86,268	177,067
Goodman Fielder Ltd.	162,123	244,507
Goodman Group	142,311	556,253
GPT Group	346,603	1,159,907
Iluka Resources Ltd.[b]	51,327	207,035
Insurance Australia Group Ltd.	265,278	883,018
James Hardie Industries NV	85,960	477,908
John Fairfax Holdings Ltd.	162,971	586,104
Lion Nathan Ltd.	58,112	490,069
Macquarie Airports	114,153	394,237
Macquarie Group Ltd.	39,887	2,313,685
Macquarie Infrastructure Group	495,885	1,345,284
Mirvac Group	179,859	797,716
National Australia Bank Ltd.	228,969	7,069,885
Pacific Brands Ltd.	78,156	196,685
Paladin Energy Ltd.[a]	26,073	103,075
PaperlinX Ltd.	67,626	130,355
Qantas Airways Ltd.	137,170	571,657

Security	Shares	Value
Santos Ltd.	105,066	$1,136,382
Stockland Corp. Ltd.	246,324	1,595,890
Suncorp-Metway Ltd.	145,743	1,995,137
Symbion Health Ltd.	42,027	148,144
Tabcorp Holdings Ltd.	109,776	1,362,681
Tatts Group Ltd.	141,804	477,078
Telstra Corp. Ltd.	432,783	1,676,175
Telstra Corp. Ltd. Instalment Receipts	208,533	519,205
Toll Holdings Ltd.	34,866	342,259
Wesfarmers Ltd.	89,349	2,814,647
Wesfarmers Ltd. Partially Protected Shares[a]	8,424	269,656
Westfield Group	289,809	4,784,573
Westpac Banking Corp.	212,667	4,854,675
Zinifex Ltd.	76,323	700,177

		67,146,903

AUSTRIA – 0.41%
Flughafen Wien AG	450	49,924
IMMOFINANZ AG	52,221	489,426
Mayr-Melnhof Karton AG	2,379	232,475
Meinl European Land Ltd.[a]	75,921	961,094
OMV AG	27,057	1,922,909
Wienerberger AG	12,480	566,347

		4,222,175

BELGIUM – 1.75%
Barco NV	1,983	139,461
Belgacom SA	27,612	1,335,830
Cofinimmo SA	4,252	825,090
Compagnie Maritime Belge SA	2,817	212,088
Compagnie Nationale a Portefeuille SA	2,297	148,553
Delhaize Group	10,585	801,787
Dexia SA	94,107	2,243,291
Euronav SA	2,456	89,927
Fortis	338,130	7,454,459
Groupe Bruxelles Lambert SA	4,089	469,562
KBC Group NV	15,411	1,939,262
Mobistar SA	4,400	409,575
Solvay SA	8,873	1,103,407
UCB SA	17,005	817,894

		17,990,186

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2008

Security	Shares	Value
DENMARK – 0.42%
A/S Dampskibsselskabet TORM	3,081	$96,992
Danisco A/S	8,834	586,027
Danske Bank A/S	83,236	2,930,292
East Asiatic Co. Ltd. A/S	3,698	261,842
H. Lundbeck A/S	5,994	142,860
Trygvesta A/S	3,892	277,898

		4,295,911

FINLAND – 1.02%
Amer Sports OYJ[b]	10,390	197,677
Fortum OYJ	54,015	2,159,314
Kesko OYJ Class B	10,569	534,708
Neste Oil OYJ	21,248	671,666
OKO Bank PLC Class A	14,670	261,948
Orion OYJ Class B	15,015	335,024
Outokumpu OYJ	19,575	608,928
Rautaruukki OYJ	12,909	525,609
Sampo OYJ Class A	65,208	1,686,675
SanomaWSOY OYJ Class B	10,779	278,332
Stora Enso OYJ Class R	91,299	1,249,038
TietoEnator OYJ[b]	7,605	140,074
UPM-Kymmene OYJ	86,619	1,618,491
Uponor OYJ	5,928	146,137

		10,413,621

FRANCE – 13.04%
Accor SA	10,312	778,665
Air France-KLM	19,575	539,079
Alcatel-Lucent	386,178	2,395,738
Atos Origin SAa	5,070	249,296
AXA	260,598	8,828,051
BNP Paribas	141,882	13,828,940
Bouygues SA	9,867	749,884
Carrefour SA	33,505	2,332,049
Casino Guichard-Perrachon SA	7,593	830,011
CNP Assurances SA	7,900	953,869
Compagnie de Saint-Gobain	45,335	3,495,095
Compagnie Generale des Etablissements Michelin Class B	9,633	913,949
Credit Agricole SA	122,343	3,711,580
Eurazeo	819	85,914

Security	Shares	Value
European Aeronautic Defence and Space Co.	54,013	$1,362,717
France Telecom SA	304,473	10,647,960
Gecina SA	2,492	340,998
Icade	1,831	232,466
Imerys SA	4,095	314,551
Lafarge SA	25,528	3,985,290
Lagardere SCA	19,614	1,423,855
M6-Metropole Television	12,024	294,101
Natixis	27,105	454,692
PagesJaunes SA	21,132	406,432
Pernod Ricard SA	8,094	853,858
PSA Peugeot Citroen SA	26,091	1,900,999
Renault SA	31,356	3,518,603
Sanofi-Aventis	167,271	13,460,399
SCOR SE	32,259	661,035
Societe BIC	3,659	226,723
Societe Generale Class A	61,230	7,542,674
Societe Television Francaise 1	15,526	387,574
Sodexho	5,021	269,114
Suez SA	108,888	6,587,432
Thales SA	13,231	757,146
Thomson	39,265	473,225
Total SA	348,699	25,148,181
Unibail-Rodamco	10,546	2,470,980
Valeo SA	12,597	459,004
Vinci SA	31,053	2,088,279
Vivendi	196,482	7,810,967

		133,771,375

GERMANY – 7.31%
Allianz SE	73,788	13,051,066
ALTANA AG	8,367	186,566
Bayerische Motoren Werke AG	18,332	998,839
Commerzbank AG	95,694	2,870,529
Daimler AG Registered	155,064	11,982,185
Deutsche Bank AG	85,215	9,482,887
Deutsche Lufthansa AG	32,924	778,494
Deutsche Post AG	135,174	4,335,003
Deutsche Postbank AG	9,945	818,244
Deutsche Telekom AG	484,965	9,865,858
Heidelberger Druckmaschinen AG	8,385	225,453
HeidelbergerCement AG	624	92,694

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2008

Security	Shares	Value
IVG Immobilien AG	5,021	$168,754
Muenchener Rueckversicherungs- Gesellschaft AG	36,736	6,541,644
Rheinmetall AG	4,009	281,710
RWE AG	73,047	8,918,328
Suedzucker AG	30,002	631,666
ThyssenKrupp AGb	59,670	2,892,494
TUI AGa	38,181	819,131

		74,941,545

HONG KONG – 2.61%
Bank of East Asia Ltd.[b]	187,000	1,058,957
BOC Hong Kong (Holdings) Ltd.	623,500	1,540,276
Cathay Pacific Airways Ltd.[b]	312,000	692,320
Cheung Kong (Holdings) Ltd.	273,000	4,401,531
Cheung Kong Infrastructure Holdings Ltd.[b]	78,000	295,136
Chinese Estates Holdings Ltd.	78,000	127,659
CLP Holdings Ltd.	273,000	2,160,497
Giordano International Ltd.[b]	418,000	167,813
Hang Seng Bank Ltd.	136,500	2,682,238
Henderson Land Development Co. Ltd.	159,929	1,368,229
Hongkong Electric Holdings Ltd.	234,000	1,334,116
Hopewell Holdings Ltd.	117,000	506,484
Hutchison Telecommunications International Ltd.	195,000	273,626
Hutchison Whampoa Ltd.	312,000	3,049,407
Hysan Development Co. Ltd.	195,000	571,514
Link REIT (The)	351,000	883,308
MTR Corp. Ltd.	234,000	897,414
NWS Holdings Ltd.[b]	39,000	109,551
Orient Overseas International Ltd.	39,000	235,108
Pacific Basin Shipping Ltd.	39,000	54,825
PCCW Ltd.	663,000	379,275
Swire Pacific Ltd. Class A	156,000	2,120,979
Television Broadcasts Ltd.	39,000	211,598
Wharf Holdings Ltd. (The)	237,750	1,265,536
Wing Hang Bank Ltd.	19,500	251,366
Yue Yuen Industrial Holdings Ltd.[b]	58,500	169,953

		26,808,716

Security	Shares	Value
IRELAND – 0.76%
Allied Irish Banks PLC	156,975	$3,459,530
Bank of Ireland	152,490	2,215,998
Elan Corp. PLC[a]	37,947	952,212
Greencore Group PLC	51,973	313,961
Irish Life & Permanent PLC	50,976	807,583

		7,749,284

ITALY – 5.27%
Alleanza Assicurazioni SpA	46,588	588,039
Banca Monte dei Paschi di Siena SpA[b]	5,138	23,659
Banca Popolare di Milano Scrl	42,666	532,850
Banco Popolare SpA[a]	114,543	2,279,321
Enel SpA	741,741	8,170,770
Eni SpA	428,493	13,697,273
Fondiaria-Sai SpA	7,394	300,729
Intesa Sanpaolo SpA	690,405	4,858,070
Italcementi SpA	10,179	200,445
Mediaset SpA	124,641	1,087,884
Mediobanca SpA	71,524	1,327,966
Pirelli & C. SpA[a]	524,644	542,586
Seat Pagine Gialle SpA	322,399	105,254
Snam Rete Gas SpA	131,792	865,407
Telecom Italia SpA	1,706,440	5,141,540
Terna SpA	147,561	613,379
UniCredito SpA	1,594,125	11,647,890
Unione di Banche Italiane ScpA	82,925	2,056,544

		54,039,606

JAPAN – 21.77%
Acom Co. Ltd.	20,640	508,599
AEON Co. Ltd.	97,400	1,178,968
AEON Credit Service Co. Ltd.	31,200	465,396
AIFUL Corp.	21,450	434,750
Ajinomoto Co. Inc.	114,000	1,212,640
All Nippon Airways Co. Ltd.[b]	78,000	310,313
Alps Electric Co. Ltd.	35,100	404,397
Amada Co. Ltd.	78,000	670,510
Aoyama Trading Co. Ltd.	11,700	264,096
Asahi Breweries Ltd.	66,300	1,164,186
Astellas Pharma Inc.	85,800	3,720,085
Autobacs Seven Co. Ltd.	15,600	327,186
Bank of Kyoto Ltd. (The)	68,000	810,308

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2008

Security	Shares	Value
Bank of Yokohama Ltd. (The)	195,000	$1,263,626
Benesse Corp.	11,700	480,875
Bridgestone Corp.	109,200	1,849,699
Canon Marketing Japan Inc.	27,300	441,370
Casio Computer Co. Ltd.	35,100	369,734
Chiba Bank Ltd. (The)	117,000	866,015
Chubu Electric Power Co. Inc.	109,200	2,762,737
Chuo Mitsui Trust Holdings Inc.	39,000	267,764
Circle K Sunkus Co. Ltd.	11,700	169,572
Citizen Watch Co. Ltd.	54,600	501,195
Coca-Cola West Japan Co. Ltd.	7,800	166,894
CSK Holdings Corp.	7,800	213,111
Dai Nippon Printing Co. Ltd.	117,000	1,694,616
Daito Trust Construction Co. Ltd.	19,500	1,050,882
Daiwa House Industry Co. Ltd.	39,000	543,597
Daiwa Securities Group Inc.	195,000	1,720,292
Denso Corp.	70,200	2,535,321
Dentsu Inc.	273	631,629
East Japan Railway Co.	273	2,256,920
EDION Corp.	19,500	218,980
Eisai Co. Ltd.	42,900	1,767,242
Electric Power Development Co. Ltd.	27,320	973,833
FamilyMart Co. Ltd.	11,700	347,726
Fuji Electric Holdings Co. Ltd.	39,000	130,581
Fuji Television Network Inc.	117	184,867
Fujikura Ltd.	117,000	570,007
Fukuoka Financial Group Inc.	156,000	946,344
Furukawa Electric Co. Ltd. (The)	78,000	312,514
Glory Ltd.	11,700	238,787
Gunma Bank Ltd.	78,000	541,397
H2O Retailing Corp.	24,000	171,775
Hachijuni Bank Ltd. (The)	78,000	534,794
Hakuhodo DY Holdings Inc.	1,560	81,136
Hino Motors Ltd.	39,000	269,598
Hiroshima Bank Ltd. (The)	78,000	424,754
Hokkaido Electric Power Co. Inc.	31,200	683,715
Honda Motor Co. Ltd.	265,200	8,280,875
Idemitsu Kosan Co. Ltd.	3,900	334,888
ITOCHU Corp.	195,000	1,784,481
Itochu Techno-Solutions Corp.	7,800	224,482
JAFCO Co. Ltd.	3,900	139,384

Security	Shares	Value
Japan Prime Realty Investment Corp.	78	$245,022
Japan Real Estate Investment Corp.	78	902,328
Japan Retail Fund Investment Corp.	39	245,389
JFE Holdings Inc.	42,900	1,981,086
Joyo Bank Ltd. (The)	117,000	665,742
JS Group Corp.	27,300	475,006
Kajima Corp.	78,000	250,158
Kamigumi Co. Ltd.	39,000	285,737
Kaneka Corp.	78,000	581,011
Kansai Electric Power Co. Inc. (The)	124,800	3,122,201
Kansai Paint Co. Ltd.	39,000	256,760
Kao Corp.	78,000	2,354,855
Kawasaki Kisen Kaisha Ltd.	111,000	1,072,156
Keio Corp.	117,000	689,951
Keisei Electric Railway Co. Ltd.	39,000	212,377
Kinden Corp.	22,000	185,187
Kirin Holdings Co. Ltd.	156,000	2,501,575
Komori Corp.	9,000	190,454
Konami Corp.	3,900	117,376
Kose Corp.	3,900	96,102
Kuraray Co. Ltd.	39,000	464,735
Kyocera Corp.	27,300	2,174,757
Kyowa Hakko Kogyo Co. Ltd.	24,000	239,266
Kyushu Electric Power Co. Inc.	58,500	1,482,789
Lawson Inc.	11,700	418,152
Leopalace21 Corp.	15,600	377,804
Mabuchi Motor Co. Ltd.	3,900	216,779
Makita Corp.	15,600	578,077
Marui Group Co. Ltd.	66,300	582,405
Matsumotokiyoshi Co. Ltd.[a]	3,900	94,084
Matsushita Electric Industrial Co. Ltd.	117,000	2,475,899
Matsushita Electric Works Ltd.	39,000	408,982
Mediceo Paltac Holdings Co. Ltd.	15,600	258,961
Meiji Seika Kaisha Ltd.	39,000	170,562
Mitsubishi Chemical Holdings Corp.	165,000	1,193,369
Mitsubishi Corp.	214,500	5,608,371

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2008

Security	Shares	Value
Mitsubishi Gas Chemical Co. Inc.	39,000	$357,630
Mitsubishi Tanabe Pharma Corp.	39,000	471,338
Mitsubishi UFJ Financial Group Inc.	1,415,780	13,755,003
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,120	116,202
Mitsui & Co. Ltd.	234,000	4,676,699
Mitsui Mining & Smelting Co. Ltd.	39,000	146,353
Mitsui Sumitomo Insurance Co. Ltd.	195,000	2,017,399
Mizuho Financial Group Inc.	1,636	7,662,619
Namco Bandai Holdings Inc.	39,000	542,130
NEC Corp.	351,000	1,439,323
NEC Electronics Corp.[a]	3,900	78,679
NGK Spark Plug Co. Ltd.	39,000	678,947
Nichirei Corp.	39,000	181,199
Nippon Building Fund Inc.	78	902,328
Nippon Express Co. Ltd.	156,000	833,369
Nippon Kayaku Co. Ltd.	39,000	232,918
Nippon Light Metal Co. Ltd.	117,000	202,474
Nippon Meat Packers Inc.	39,000	439,426
Nippon Mining Holdings Inc.	136,500	803,659
Nippon Oil Corp.	234,000	1,586,776
Nippon Paper Group Inc.	195	456,666
Nippon Sheet Glass Co. Ltd.	78,000	355,796
Nippon Shokubai Co. Ltd.	39,000	346,259
Nippon Telegraph and Telephone Corp.	936	4,472,024
Nippon Yusen Kabushiki Kaisha	78,000	636,031
Nishi-Nippon City Bank Ltd. (The)	78,000	209,810
Nissan Motor Co. Ltd.	386,100	3,678,526
Nisshin Seifun Group Inc.	19,700	192,878
Nisshin Steel Co. Ltd.	78,000	256,026
Nissin Food Products Co. Ltd.	15,600	520,856
Nomura Holdings Inc.	120,800	1,787,147
Nomura Real Estate Office Fund Inc.	39	311,046
NTT DoCoMo Inc.	2,691	4,226,635
Obayashi Corp.	39,000	221,547
Oji Paper Co. Ltd.	195,000	830,802
Okumura Corp.	39,000	215,312
Oracle Corp. Japan	3,900	170,195

Security	Shares	Value
Oriental Land Co. Ltd.	3,900	$230,350
Osaka Gas Co. Ltd.	351,000	1,343,588
Promise Co. Ltd.	15,600	504,717
Resona Holdings Inc.	702	1,109,203
Ricoh Co. Ltd.	78,000	1,220,710
Rinnai Corp.	7,800	250,891
Rohm Co. Ltd.	19,500	1,436,022
Sankyo Co. Ltd.	7,800	415,951
Santen Pharmaceutical Co. Ltd.	11,700	310,863
Sanwa Holdings Corp.	39,000	187,801
Sapporo Hokuyo Holdings Inc.	78	644,834
Sapporo Holdings Ltd.[b]	24,000	192,316
SBI Holdings Inc.	1,638	378,207
Secom Co. Ltd.	19,500	995,862
Sega Sammy Holdings Inc.	27,300	318,382
Seiko Epson Corp.	15,600	376,337
Seino Holdings Co. Ltd.	39,000	263,362
Sekisui Chemical Co. Ltd.	117,000	766,979
Sekisui House Ltd.	117,000	1,297,371
77 Bank Ltd. (The)	78,000	486,377
Shimachu Co. Ltd.	7,800	214,945
Shimizu Corp.	78,000	399,078
Shinko Securities Co. Ltd.	59,000	229,175
Shinsei Bank Ltd.	117,000	534,794
Shizuoka Bank Ltd. (The)	117,000	1,286,367
Showa Shell Sekiyu K.K.	32,800	286,586
SMC Corp.	3,900	437,225
Sompo Japan Insurance Inc.	156,000	1,409,979
Sumitomo Chemical Co. Ltd.	234,000	1,657,202
Sumitomo Corp.	167,700	2,312,233
Sumitomo Mitsui Financial Group Inc.	546	4,303,296
Sumitomo Rubber Industries Inc.	35,100	308,662
Sumitomo Trust and Banking Co. Ltd. (The)	195,000	1,236,116
Suzuken Co. Ltd.	11,700	425,855
T&D Holdings Inc.	19,500	1,049,048
Taiheiyo Cement Corp.	156,000	335,989
Taisei Corp.	234,000	686,649
Taisho Pharmaceutical Co. Ltd.	39,000	808,794
Takara Holdings Inc.	39,000	227,783
Takeda Pharmaceutical Co. Ltd.	140,400	8,517,094

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2008

Security	Shares	Value
Takefuji Corp.	26,470	$749,351
TDK Corp.	19,500	1,243,452
Teijin Ltd.	117,000	461,068
THK Co. Ltd.	11,700	232,184
Toda Corp.	39,000	203,207
Toho Co. Ltd.	3,900	94,268
Tohoku Electric Power Co. Inc.	70,200	1,657,202
Tokai Rika Co. Ltd.	14,000	425,300
Tokyo Electric Power Co. Inc. (The)	198,900	5,163,075
Tokyo Gas Co. Ltd.	312,000	1,455,462
Tokyo Steel Manufacturing Co. Ltd.	15,600	154,643
Tokyu Corp.	39,000	242,455
TonenGeneral Sekiyu K.K.	39,000	337,089
Toppan Printing Co. Ltd.	78,000	782,017
Tosoh Corp.	39,000	162,859
TOTO Ltd.[b]	39,000	310,680
Toyo Seikan Kaisha Ltd.	23,400	424,974
Toyota Industries Corp.	39,000	1,518,552
Toyota Motor Corp.	448,500	24,549,918
Toyota Tsusho Corp.	15,600	365,333
Ube Industries Ltd.	39,000	121,778
West Japan Railway Co.	296	1,430,933
Yamaha Corp.	27,300	562,304
Yamaha Motor Co. Ltd.	27,300	618,791
Yamato Holdings Co. Ltd.	78,000	1,085,728

		223,356,551

NETHERLANDS – 3.23%
Aegon NV	245,232	3,616,381
Akzo Nobel NV	18,602	1,358,928
Corio NV	6,946	566,353
Hagemeyer NV	41,653	288,622
ING Groep NV	315,237	10,118,921
Koninklijke DSM NV	22,532	941,444
Koninklijke KPN NV	304,707	5,467,928
Koninklijke Philips Electronics NV	119,776	4,642,770
Oce NV	12,297	244,883
Reed Elsevier NV	38,537	696,677
Unilever NV	131,664	4,247,780
Wereldhave NV	3,464	382,608
Wolters Kluwer NV	21,092	597,720

		33,171,015

Security	Shares	Value
NEW ZEALAND – 0.09%
Fisher & Paykel Appliances Holdings Ltd.	98,101	$215,186
Telecom Corp. of New Zealand Ltd.	221,715	691,292

		906,478

NORWAY – 1.00%
DnB NOR ASA	139,074	1,778,904
Frontline Ltd.	7,524	315,269
Norsk Hydro ASA	46,385	540,461
Orkla ASA	122,499	1,573,646
StatoilHydro ASA	194,270	4,969,839
Yara International ASA	23,868	1,118,545

		10,296,664

PORTUGAL – 0.33%
Banco Espirito Santo SA	45,942	800,616
BRISA - Auto-estradas de Portugal SA	78,334	1,150,535
Portugal Telecom SGPS SA	112,164	1,429,863

		3,381,014

SINGAPORE – 1.12%
Ascendas Real Estate Investment Trust	234,000	358,247
CapitaCommercial Trust	195,000	286,158
CapitaMall Trust Management Ltd.	140,000	292,366
ComfortDelGro Corp. Ltd.	364,000	400,621
DBS Group Holdings Ltd.	195,000	2,391,068
Fraser and Neave Ltd.	117,000	396,218
Haw Par Corp. Ltd.	39,000	166,467
Jardine Cycle & Carriage Ltd.	39,000	536,546
Neptune Orient Lines Ltd.[b]	117,000	263,320
Oversea-Chinese Banking Corp.	429,000	2,254,868
Singapore Airlines Ltd.	78,800	856,159
Singapore Land Ltd.	39,000	163,990
Singapore Petroleum Co. Ltd.	39,000	173,346
Singapore Press Holdings Ltd.	156,000	479,865
United Overseas Bank Ltd.	195,000	2,393,820
UOL Group Ltd.	39,000	99,330

		11,512,389

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2008

Security	Shares	Value

SPAIN – 4.27%
Actividades de Construcciones y Servicios SA	3,270	$169,503
Banco Bilbao Vizcaya Argentaria SA	564,371	11,757,000
Banco Popular Espanol SAb	103,821	1,587,900
Banco Santander SA	1,090,635	19,103,015
Iberdrola SA	423,891	6,389,100
Repsol YPF SA	146,640	4,631,067
Zeltia SAb	28,158	198,448

		43,836,033

SWEDEN – 1.90%
Axfood AB	5,449	205,637
Billerud AB	14,437	131,978
Boliden AB	45,006	402,637
Castellum AB	20,319	227,820
D. Carnegie & Co. ABb	12,285	175,176
Electrolux AB Class B	32,370	500,778
Eniro AB	8,229	67,511
Fabege AB	21,481	203,085
Hoganas AB Class B	2,725	51,099
Holmen AB Class B	18,408	606,955
Nordea Bank AB	340,470	4,559,605
SAS ABa	9,145	86,458
Securitas AB Class B	24,804	301,363
Skandinaviska Enskilda Banken AB Class A	69,654	1,559,223
Skanska AB Class B	73,905	1,247,283
SKF AB Class B	47,463	839,965
Svenska Cellulosa AB Class B	104,327	1,654,742
Svenska Handelsbanken AB Class A	87,828	2,436,121
TeliaSonera AB	316,758	2,771,936
Trelleborg AB Class B	10,491	188,121
Volvo AB Class B	87,672	1,164,521
Wihlborgs Fastigheter AB	3,815	69,751

		19,451,765

SWITZERLAND – 3.78%
Ciba Specialty Chemicals AG Registered	17,706	708,567
Credit Suisse Group Registered	174,681	9,793,089

Security	Shares	Value
PSP Swiss Property AG Registered[a]	12,102	$680,703
Rieter Holding AG Registered	922	329,225
Swiss Life Holding Registered[a]	5,733	1,377,083
Swiss Reinsurance Co. Registered	59,007	4,374,516
Swisscom AG Registered	3,464	1,368,671
UBS AG Registered	322,956	13,198,165
Zurich Financial Services AG Registered	24,609	6,943,618

		38,773,637

UNITED KINGDOM – 22.50%
Arriva PLC	22,482	328,726
Aviva PLC	438,048	5,438,392
Barclays PLC[c]	1,104,090	10,316,175
Barratt Developments PLC	56,745	476,054
BBA Aviation PLC	63,235	233,194
Berkeley Group Holdings PLC (The)[a]	7,812	156,390
BP PLC	3,245,736	34,327,423
British Energy Group PLC	176,007	1,814,241
British Land Co. PLC	10,787	216,590
BT Group PLC	1,278,677	6,583,806
Cadbury Schweppes PLC	188,351	2,068,791
Cattles PLC	61,834	347,881
Compass Group PLC	189,120	1,188,067
Cookson Group PLC	21,131	231,676
Davis Service Group PLC (The)	17,122	172,065
De La Rue PLC	10,532	189,276
DSG International PLC	224,025	336,248
Electrocomponents PLC	61,464	233,384
Emap PLC	39,304	718,464
Friends Provident PLC	354,939	979,399
GKN PLC	124,137	647,809
HBOS PLC	610,311	8,426,356
Home Retail Group PLC	148,317	834,437
HSBC Holdings PLC	1,966,263	29,375,615
IMI PLC	30,041	222,761
Investec PLC	21,326	179,229
ITV PLC	705,783	1,010,230
Kelda Group PLC	25,977	560,835
Kesa Electricals PLC	126,204	599,636
Kingfisher PLC	311,602	901,941

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2008

Security	Shares	Value
Land Securities Group PLC	77,555	$2,456,077
Legal & General Group PLC	1,135,691	2,982,493
Lloyds TSB Group PLC	946,530	8,232,445
LogicaCMG PLC	217,644	466,209
National Express Group PLC	18,242	425,752
National Grid PLC	140,127	2,156,151
Old Mutual PLC	928,395	2,294,142
Pearson PLC	139,776	1,918,725
Persimmon PLC	59,046	905,026
Premier Farnell PLC	38,059	106,872
Rentokil Initial PLC	247,806	533,527
Resolution PLC	121,215	1,724,179
Rexam PLC	84,552	703,874
Royal & Sun Alliance Insurance Group PLC	380,488	1,025,692
Royal Bank of Scotland Group PLC	1,602,198	12,167,348
Royal Dutch Shell PLC Class A	593,268	21,123,355
Royal Dutch Shell PLC Class B	448,968	15,566,044
Scottish & Newcastle PLC	135,057	2,109,015
SEGRO PLC	36,170	363,125
Severn Trent PLC	38,370	1,084,695
Signet Group PLC	448,344	581,578
Stagecoach Group PLC	33,337	159,389
Stagecoach Group PLC Class C Deferred[d]	58,854	12
Standard Life PLC	309,751	1,327,017
Stolt-Nielsen SA	6,435	162,019
Tate & Lyle PLC	101,049	977,308
Taylor Wimpey PLC	164,385	585,948
3i Group PLC	51,285	955,314
Tomkins PLC	151,281	524,051
Trinity Mirror PLC	47,970	312,557
Tullett Prebon PLC	41,366	425,158
Tullow Oil PLC	23,505	278,966
Unilever PLC	95,694	3,144,662
United Utilities PLC	140,166	1,983,988
Vodafone Group PLC	8,822,814	30,747,189
Wolseley PLC	81,991	1,118,167

		230,743,160

TOTAL COMMON STOCKS (Cost: $1,080,747,093)		1,016,808,028

Security	Shares	Value
PREFERRED STOCKS – 0.67%

GERMANY – 0.28%
RWE AG	3,699	$385,179
Volkswagen AG	18,291	2,515,886

		2,901,065

ITALY – 0.39%
Intesa Sanpaolo SpA RNC	114,367	773,846
Telecom Italia SpA RNC	1,229,124	2,795,276
Unipol Gruppo Finanziario SpA	168,963	440,293

		4,009,415

TOTAL PREFERRED STOCKS (Cost: $6,091,964)		6,910,480

RIGHTS – 0.00%

ITALY – 0.00%
Pirelli & C. SpA[d]	551,548	81

		81

TOTAL RIGHTS (Cost: $0)		81

SHORT-TERM INVESTMENTS – 0.72%

MONEY MARKET FUNDS – 0.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[c,e]	49,817	49,817
BGI Cash Premier Fund LLC 4.26%[c,e,f]	7,349,464	7,349,464

		7,399,281

TOTAL SHORT-TERM INVESTMENTS (Cost: $ 7,399,281)		7,399,281

TOTAL INVESTMENTS IN SECURITIES – 100.52% (Cost: $1,094,238,338)		1,031,117,870

Other Assets, Less Liabilities – (0.52)%		(5,348,736)

NET ASSETS – 100.00%		$1,025,769,134

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2008

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.54%

AUSTRALIA – 8.39%
ABB Grain Ltd.	6,813	$52,713
Adelaide Brighton Ltd.	14,181	44,546
Allco Finance Group Ltd.	10,305	30,715
APN News & Media Ltd.	16,527	74,481
Aquarius Platinum Ltd.	4,911	56,404
Arrow Energy Ltd.[a]	12,819	19,848
Austar United Communications Ltd.[a]	22,383	31,660
Australian Pipeline Trust	18,354	54,379
Australian Wealth Management Ltd.	18,087	29,053
Australian Worldwide Exploration Ltd.[a]	14,907	45,496
AWB Ltd.	14,202	27,502
Babcock & Brown Infrastructure Ltd.	37,710	42,739
Babcock & Brown Wind Partners Ltd.	30,717	37,691
Beach Petroleum Ltd.	32,640	40,342
Centennial Coal Co. Ltd.	10,053	31,489
Crane Group Ltd.	3,297	43,339
David Jones Ltd.	11,697	47,390
Diversified Utility & Energy Trusts Group	22,734	60,052
Dyno Nobel Ltd.	18,771	33,838
Energy Resources of Australia Ltd.	1,812	30,449
FKP Property Group	6,219	26,084
Flight Centre Ltd.	1,686	34,921
Gunns Ltd.	11,028	31,591
Healthscope Ltd.	8,187	38,430
Incitec Pivot Ltd.	918	98,299
Independence Group NL	4,044	26,922
JB Hi-Fi Ltd.	3,276	39,058
Just Group Ltd.	7,641	27,071
Kagara Ltd.	7,029	23,460
Kingsgate Consolidated Ltd.[a]	9,243	38,190
Macarthur Coal Ltd.	4,233	37,473
Macmahon Holdings Ltd.	20,073	24,183
Macquarie Communications Infrastructure Group	11,970	53,624
Metcash Ltd.	15,141	56,074
MFS Ltd.[b]	7,952	7,025
Minara Resources Ltd.	5,547	24,404

Security	Shares	Value
Mincor Resources NL	6,999	$18,613
Mount Gibson Iron Ltd.[a]	11,091	25,833
Murchison Metals Ltd.[a]	6,936	22,345
Nufarm Ltd.	3,486	46,384
Pacific Brands Ltd.	14,235	35,823
Pan Australian Resources Ltd.[a]	32,709	25,395
PaperlinX Ltd.	15,981	30,805
Primary Health Care Ltd.	4,821	46,981
Queensland Gas Co. Ltd.[a]	9,012	26,459
Riversdale Mining Ltd.[a]	5,337	41,912
Roc Oil Co. Ltd.[a]	16,716	30,581
Sally Malay Mining Ltd.	5,175	18,103
Seven Network Ltd.	3,732	39,965
Sigma Pharmaceuticals Ltd.	28,563	38,234
Sims Group Ltd.	2,043	51,413
Sino Gold Mining Ltd.[a]	5,412	36,947
Straits Resources Ltd.	5,823	33,257
Symbion Health Ltd.	14,310	50,442
Timbercorp Ltd.	31,662	30,233
Transfield Services Ltd.	3,570	35,395
Transpacific Industries Group Ltd.	3,882	25,532
United Group Ltd.	3,183	42,977
West Australian Newspapers Holdings Ltd.	4,836	48,378

		2,222,942

AUSTRIA – 1.42%
bwin Interactive Entertainment AGa	609	20,017
conwert Immobilien Invest SEa	7,674	122,711
Intercell AGa	1,218	45,084
RHI AGa	1,716	61,612
Sparkassen Immobilien AGa	10,500	103,072
Zumtobel AG	786	23,275

		375,771

BELGIUM – 1.51%
Ackermans & van Haaren NV	621	60,463
AGFA-Gevaert NV	4,023	44,316
Barco NV	954	67,093
Cofinimmo SA	666	129,236
Compagnie Maritime Belge SA	357	26,878
Omega Pharma SA	504	23,439
RHJ International SAa	4,098	49,389

		400,814

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2008

Security	Shares	Value
DENMARK – 1.36%
Bang & Olufsen A/S Class Bc	498	$30,712
East Asiatic Co. Ltd. A/S	678	48,007
Genmab A/Sa	831	49,267
GN Store Nord A/Sa	5,481	29,501
Neurosearch ASa	435	23,500
NKT Holding A/S	573	42,450
Ringkjobing Landbobank A/S	330	42,603
Roskilde Bank AS	720	31,461
Simcorp A/S	150	26,396
Spar Nord Bank A/S	1,800	36,287

		360,184

FINLAND – 1.61%
Alma Media Corp.	3,906	61,244
Amer Sports OYJ	2,913	55,422
Citycon OYJ	7,443	40,774
Huhtamaki OYJ	3,984	46,954
Konecranes OYJ	1,395	41,887
Outotec OYJ	831	39,557
Sponda OYJ	4,572	52,936
TietoEnator OYJ[c]	2,118	39,011
Uponor OYJ	1,974	48,663

		426,448

FRANCE – 4.48%
Altran Technologies SAa	3,645	20,238
Arkema[a]	1,143	63,851
Beneteau SAa	1,647	37,578
BOURBON	1,053	62,035
Carbone Lorraine SA	699	36,554
Club Mediterranee SAa	852	40,380
Derichebourg[a]	3,711	21,429
Etablissements Maurel et Prom	2,247	38,925
Eurofins Scientific SA	300	31,244
Fonciere des Regions	378	49,558
Groupe Steria SCA	1,437	38,638
Haulotte Group	981	20,727
Havas	9,669	42,948
IMS International Metal Service	1,023	30,823
Ingenico SA	1,428	38,903
Nexans SA	552	59,867
Nexity	960	43,196
NicOx SAa	1,386	19,003
Orpea SAa	813	45,958

Security	Shares	Value
Remy Cointreau Group	987	$58,790
Rhodia SAa	2,103	57,759
SEB SA	315	50,948
Sechilienne-Sidec	702	42,209
Societe de la Tour Eiffel	312	40,305
Societe Immobiliere de Location pour l’Industrie et le Commerce	435	57,850
Soitec SAa	3,477	30,013
SR Teleperformance SA	1,758	54,192
Ubisoft Entertainment[a]	594	53,059

		1,186,980

GERMANY – 6.32%
Aareal Bank AG	1,047	35,034
AIXTRON AGa	2,487	30,268
ALTANA AG	2,022	45,086
ARQUES Industries AG	603	13,187
AWD Holding AG	1,110	48,729
Conergy AG	759	20,397
Demag Cranes AG	834	33,352
Deutsche Wohnen AG	1,197	42,038
Douglas Holding AG	1,209	60,486
ElringKlinger AG	366	36,806
Epcos AG	2,031	27,455
Freenet AG	1,734	32,631
Gerresheimer AGa	609	30,973
Gildemeister AG	1,539	31,331
Kloeckner & Co. AG	1,341	54,561
Kontron AG	2,073	35,757
KUKA AGa	1,098	34,432
Lanxess	1,839	63,169
LEONI AG	1,242	51,030
MLP AG	2,211	34,438
MPC Muenchmeyer Petersen Capital AG	402	25,540
MTU Aero Engines Holding AG	1,368	72,491
Norddeutsche Affinerie AG	1,401	60,715
Nordex AGa	678	27,034
Pfleiderer AG	1,539	33,633
Praktiker Bau- und Heimwerkermaerkte AG	1,605	33,816
Premiere AGa	2,262	49,701
QIAGEN NVa	3,426	68,733
RHON KLINIKUM AG	1,938	51,334

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2008

Security	Shares	Value
SGL Carbon AGa	1,329	$66,273
Software AG	519	38,990
Solar Millennium AGa	606	26,630
Stada Arzneimittel AG	1,203	74,898
Symrise AGa	2,358	58,164
Tognum AGa	1,578	38,317
United Internet AG	2,754	51,867
Vossloh AG	417	50,936
Wincor Nixdorf AG	765	58,581
Wirecard AGa	1,617	24,827

		1,673,640

HONG KONG – 2.48%
Cafe de Coral Holdings Ltd.[c]	60,000	121,133
China Grand Forestry Resources Group Ltd.[a,c]	114,000	16,084
China Water Affairs Group Ltd.[a]	30,000	12,506
First Pacific Co. Ltd.	90,000	63,837
Fushan International Energy Group Ltd.[a]	42,000	27,474
Giordano International Ltd.	216,000	86,717
Huabao International Holdings Ltd.	30,000	27,243
Midland Holdings Ltd.	30,000	44,020
Polytec Asset Holdings Ltd.[c]	45,000	14,430
Ports Design Ltd.	18,000	51,947
Prime Success International Group Ltd.	24,000	13,545
Rexcapital Financial Holdings Ltd.[a]	150,000	19,240
Solomon Systech International Ltd.	432,000	28,259
Techtronic Industries Co. Ltd.[c]	67,500	69,522
United Laboratories Ltd. (The)[a]	60,000	27,782
VTech Holdings Ltd.	6,000	34,362

		658,101

IRELAND – 1.84%
C&C Group PLC	7,800	51,738
DCC PLC	2,685	73,680
FBD Holdings PLC	1,341	56,388
Grafton Group PLC[a]	4,497	34,956
Greencore Group PLC	8,127	49,094
IAWS Group PLC	2,064	41,879
Independent News & Media PLC	15,300	51,491
Paddy Power PLC	1,557	43,801
United Drug PLC	14,412	83,006

		486,033

Security	Shares	Value
ITALY – 4.67%
ACEA SpA	2,949	$53,749
Arnoldo Mondadori Editore SpA	10,971	87,472
Autostrada Torino-Milano SpA	2,697	50,594
Azimut Holding SpA	4,869	56,915
Banca Italease	1,722	18,854
Banca Piccolo Credito Valtellinese Scrl	7,107	93,230
Banca Popolare dell’Etruria e del Lazio	5,019	66,137
Benetton Group SpA	2,352	31,811
Beni Stabili SpA	42,294	42,707
Buzzi Unicem SpA	2,160	50,562
CIR-Compagnie Industriali Riunite SpA	18,378	56,666
Danieli SpA	1,602	31,618
Davide Campari-Milano SpA	7,488	61,310
ERG SpA	2,289	36,670
Gemina SpA	32,409	53,839
Gruppo Editoriale L’Espresso SpA	14,547	57,992
Hera SpA	15,795	65,539
Impregilo SpA[a]	6,648	35,829
Pirelli & C. Real Estate SpA	1,464	57,832
Recordati SpA	5,514	46,862
Safilo Group SpA	14,790	42,482
Saras SpA	8,373	42,336
Societa Cattolica di Assicurazioni	1,467	68,528
Tiscali SpA[a]	13,793	28,223

		1,237,757

JAPAN – 24.96%
Access Co. Ltd.[a]	6	20,089
Awa Bank Ltd. (The)	12,000	74,263
Bank of Iwate Ltd. (The)	900	57,559
Bank of Nagoya Ltd. (The)	6,000	37,244
Calsonic Kansei Corp.	9,000	38,260
Capcom Co. Ltd.	1,200	29,118
Chugoku Bank Ltd. (The)	3,000	42,605
COMSYS Holdings Corp.	6,000	51,634
Culture Convenience Club Co. Ltd.	3,600	16,421
DA Office Investment Corp.	6	31,940
Daifuku Co. Ltd.	3,000	40,771
Daiichi Chuo Kisen Kaisha	3,000	16,675
Dainippon Screen Manufacturing Co. Ltd.	6,000	29,908
Daishi Bank Ltd. (The)	15,000	61,368

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2008

Security	Shares	Value
Dena Co. Ltd.	6	$36,003
Disco Corp.	600	26,015
Don Quijote Co. Ltd.	2,100	37,250
eAccess Ltd.	60	36,116
EDION Corp.	3,300	37,058
Exedy Corp.	1,500	45,709
Foster Electric Co. Ltd.	1,200	25,394
Fuji Machine Manufacturing Co. Ltd.	1,500	28,991
Funai Electric Co. Ltd.	900	33,435
Futaba Industrial Co. Ltd.	3,000	67,153
Global One Real Estate Investment Corp.	6	68,846
Glory Ltd.	1,800	36,736
Godo Steel Ltd.	8,000	17,381
H2O Retailing Corp.	6,000	42,944
Hamamatsu Photonics K.K.	1,800	62,130
Hanwa Co. Ltd.	9,000	35,636
Heiwa Real Estate Co. Ltd.	9,000	50,110
Higo Bank Ltd. (The)	9,000	55,528
Hisamitsu Pharmaceutical Co. Inc.	1,800	60,776
Hitachi Zosen Corp.[a]	21,000	23,108
Hokkoku Bank Ltd. (The)	12,000	55,866
Hosiden Corp.	2,400	36,928
Hyakugo Bank Ltd. (The)	9,000	51,803
Hyakujushi Bank Ltd. (The)	12,000	61,171
Iino Kaiun Kaisha Ltd.	3,600	31,319
Iyo Bank Ltd. (The)	6,000	60,719
Izumi Co. Ltd.	2,700	39,741
Japan Airport Terminal Co. Ltd.	1,800	25,055
Japan Asia Investment Co. Ltd.	6,000	30,360
Japan Aviation Electronics Industry Ltd.	3,000	36,567
Japan Excellent Inc.	6	42,718
Joint Corp.	1,500	26,240
Juki Corp.	6,000	28,893
Juroku Bank Ltd. (The)	9,000	49,518
Kagoshima Bank Ltd. (The)	9,000	62,892
Kanematsu Corp.[a]	21,000	26,071
Kayaba Industry Co. Ltd.	6,000	28,498
Keihan Electric Railway Co. Ltd.	18,000	78,213
Keihin Corp.	2,400	36,003
Keiyo Bank Ltd. (The)	9,000	58,406
Kenedix Inc.	18	20,823

Security	Shares	Value
Kenedix Realty Investment Corp.	9	$57,983
Kenwood Corp.	24,000	27,764
Kiyo Holdings Inc.	30,000	45,991
KK DaVinci Advisors[a]	27	21,839
Koito Manufacturing Co. Ltd.	3,000	42,972
Komeri Co. Ltd.	1,800	37,837
K’s Holdings Corp.	1,500	34,070
Matsuya Co. Ltd.	1,500	29,697
Meiji Seika Kaisha Ltd.	15,000	65,601
Meitec Corp.	2,100	60,832
MID REIT Inc.	9	33,351
Miraca Holdings Inc.	1,800	44,947
Misumi Group Inc.	3,600	58,507
Mitsubishi Steel Manufacturing Co. Ltd.	9,000	31,742
Mitsubishi UFJ NICOS Co. Ltd.[a]	12,000	29,795
Monex Beans Holdings Inc.	30	17,465
Mori Seiki Co. Ltd.	2,100	37,191
MORI TRUST Sogo REIT Inc.	6	53,496
Musashino Bank Ltd. (The)	1,200	54,512
Nabtesco Corp.	3,000	36,398
Nagase & Co. Ltd.	6,000	56,882
Nagoya Railroad Co. Ltd.	27,000	83,038
Net One Systems Co. Ltd.	30	29,626
Nifco Inc.	3,000	66,729
Nihon Dempa Kogyo Co. Ltd.	900	30,811
Nihon Kohden Corp.	1,800	41,815
Nihon Parkerizing Co. Ltd.	3,000	45,145
Nihon Unisys Ltd.	3,000	34,790
Nippon Commercial Investment Corp.	12	50,788
Nippon Denko Co. Ltd.	3,000	22,234
Nippon Kayaku Co. Ltd.	12,000	71,667
Nippon Konpo Unyu Soko Co. Ltd.	6,000	80,019
Nippon Light Metal Co. Ltd.	24,000	41,533
Nippon Paint Co. Ltd.	18,000	86,000
Nippon Residential Investment Corp.	15	62,215
Nippon Seiki Co. Ltd.	3,000	49,518
Nippon Suisan Kaisha Ltd.	10,200	49,981
Nippon Yakin Kogyo Co. Ltd.	3,000	23,024
Nishimatsuya Chain Co. Ltd.	2,700	25,876
Nishi-Nippon Railroad Co. Ltd.	21,000	71,893
Nissha Printing Co. Ltd.	900	30,049
Ogaki Kyoritsu Bank Ltd. (The)	9,000	55,951

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2008

Security	Shares	Value
Okasan Holdings Inc.	9,000	$51,296
Oki Electric Industry Co. Ltd.[a,c]	27,000	44,185
ORIX JREIT Inc.	9	53,412
Osaka Securities Exchange Co. Ltd.	6	32,448
OSG Corp.	3,300	33,178
Pacific Metals Co. Ltd.	3,000	23,278
Park 24 Co. Ltd.	4,500	37,414
Point Inc.	600	28,385
Press Kogyo Co. Ltd.	6,000	22,572
Rengo Co. Ltd.	6,000	37,752
Resorttrust Inc.	3,300	55,525
Rinnai Corp.	1,500	48,248
Round One Corp.	12	19,412
Ryohin Keikaku Co. Ltd.	900	55,189
Sagami Railway Co. Ltd.	39,000	147,454
San-in Godo Bank Ltd. (The)	6,000	47,797
Sanken Electric Co. Ltd.	6,000	29,908
Sankyu Inc.	9,000	45,709
Sanwa Holdings Corp.	12,000	57,785
Sanyo Special Steel Co. Ltd.	6,000	34,536
Seino Holdings Co. Ltd.	9,000	60,776
Shiga Bank Ltd.	9,000	59,337
Shima Seiki Manufacturing Ltd.	900	37,160
Shimachu Co. Ltd.	2,100	57,870
Shimadzu Corp.	6,000	52,932
Shinko Plantech Co. Ltd.	1,800	21,162
Sumitomo Bakelite Co. Ltd.	9,000	47,486
Sumitomo Forestry Co. Ltd.	6,000	44,580
Sumitomo Warehouse Co. Ltd. (The)	9,000	47,402
Sysmex Corp.	900	37,498
Tadano Ltd.	3,000	28,187
Takara Holdings Inc.	9,000	52,565
Tamron Co. Ltd.	900	17,522
TIS Inc.	1,800	31,065
TOC Co. Ltd.	4,500	33,858
Toda Corp.	9,000	46,894
Toho Gas Co. Ltd.	12,000	60,607
Toho Zinc Co. Ltd.	6,000	26,579
Tokai Carbon Co. Ltd.	6,000	46,950
Tokai Tokyo Securities Co. Ltd.	9,000	40,292
Tokyo Dome Corp.	9,000	50,534
Tokyo Seimitsu Co. Ltd.[c]	1,800	36,144
Tokyo Tekko Co. Ltd.	8,000	25,657

Security	Shares	Value
Tokyo Tomin Bank Ltd. (The)	1,200	$33,351
TOKYU REIT Inc.	6	46,612
Topcon Corp.	3,300	21,540
Toyama Chemical Co. Ltd.[a]	6,000	39,219
Toyo Engineering Corp.	6,000	26,748
Tsumura & Co.	2,100	44,933
ULVAC Inc.	900	39,191
Wacom Co. Ltd.	9	17,099
Xebio Co. Ltd.	1,200	27,256
Yamaguchi Financial Group Inc.	6,000	79,906
Yamatake Corp.	1,800	44,101
Yodogawa Steel Works Ltd.	9,000	42,069
Yoshinoya Holdings Co. Ltd.	36	60,268
Zensho Co. Ltd.	3,000	29,767

		6,614,152

NETHERLANDS – 3.46%
Aalberts Industries NV	2,517	43,192
BinckBank NV	2,154	25,992
Corporate Express NVc	4,167	23,753
Crucell NVa	1,920	27,376
CSM NV	1,809	48,908
Gemalto NVa	1,818	47,994
Hagemeyer NV	10,722	74,295
Koninklijke BAM Groep NV	2,076	38,545
Koninklijke Boskalis Westminster NV	1,071	57,324
Koninklijke Wessanen NV	2,985	43,842
Nutreco Holding NV	696	44,301
Oce NV	3,009	59,921
OPG Groep NV	1,686	43,685
SNS REAAL	2,382	44,579
Tele Atlas NVa	1,023	39,987
Telegraaf Media Groep NV	1,162	41,859
USG People NV	1,290	26,510
VastNed Retail NV	846	82,420
Wavin NV	3,144	35,425
Wereldhave NV	612	67,597

		917,505

NEW ZEALAND – 0.13%
Fisher & Paykel Appliances Holdings Ltd.	15,750	34,548

		34,548

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2008

Security	Shares	Value
NORWAY – 2.56%
Aker Yards ASA	3,180	$27,906
Bergesen Worldwide Gas ASA	3,300	32,143
DNO International ASA[a]	18,942	23,985
Ekornes ASA	4,467	76,348
Fred Olsen Energy ASA	786	38,279
Frontline Ltd.	1,143	47,894
Golar LNG Ltd.	1,800	36,719
Norwegian Property ASA	3,396	33,702
Ocean Rig ASA[a,c]	4,725	31,782
Schibsted ASA	1,173	35,031
Sevan Marine ASA[a]	3,600	39,696
Songa Offshore ASA[a]	2,700	33,866
Sparebanken Midt-Norge	4,200	51,137
Subsea 7 Inc.[a]	1,800	33,411
Tandberg ASA	2,160	36,402
TGS-NOPEC Geophysical Co. ASA[a]	2,895	34,583
Tomra Systems ASA	4,878	28,687
Veidekke ASA	4,200	36,587

		678,158

PORTUGAL – 0.86%
Altri SGPS SA	3,306	21,023
Mota-Engil SGPS SA	9,894	61,087
Portucel Empresa Produtore de Pasta e Papel SA	18,495	52,851
Redes Energeticas Nacionais SAa	7,944	38,050
Semapa-Sociedade de Investimentos e Gestao SGPS SA	4,713	54,708

		227,719

SINGAPORE – 1.80%
Banyan Tree Holdings Ltd.	27,000	27,050
CDL Hospitality Trusts	27,000	39,812
Chartered Semiconductor Manufacturing Ltd.[a,c]	39,000	21,187
Ezra Holdings Ltd.	12,000	19,472
Raffles Education Corp. Ltd.	18,000	29,843
Singapore Petroleum Co. Ltd.	6,000	26,669
Singapore Post Ltd.	105,000	80,006
SMRT Corp. Ltd.	54,000	65,147
Suntec REIT	72,000	75,688
United Industrial Corp. Ltd.	30,000	57,994
Wing Tai Holdings Ltd.	21,000	34,076

		476,944

Security	Shares	Value
SPAIN – 4.11%
Abengoa SA	1,272	$39,682
Avanzit SAa	3,720	14,706
Banco Pastor SA	4,224	75,361
Bolsas y Mercados Espanoles	1,341	81,445
Cie Automotive SA	4,185	31,601
Compania de Distribucion Integral Logista SA	636	50,002
Construcciones y Auxiliar de Ferrocarriles SA	114	42,535
Ebro Puleva SA	3,546	63,002
Enagas SA	3,231	88,118
FAES FARMA SAc	4,257	46,579
General de Alquiler de Maquinaria SAa	1,236	32,940
Grifols SA	2,442	58,718
La Seda de Barcelona SA Class B	19,086	37,584
NH Hoteles SAa	3,276	46,710
Obrascon Huarte Lain SA	1,281	40,247
Papeles y Cartones de Europa SA	5,268	41,729
Realia Business SA	6,636	58,853
Tubacex SA	5,901	50,063
Tubos Reunidos SA	5,802	33,417
Vidrala SA	1,239	34,433
Viscofan SA	4,035	84,057
Zeltia SA	5,184	36,535

		1,088,317

SWEDEN – 3.58%
Castellum AB	4,416	49,513
D. Carnegie & Co. AB	2,136	30,458
Elekta AB Class B	2,673	43,337
Eniro AB	5,724	46,960
Fabege AB	4,323	40,870
Hexagon AB Class Bc	2,700	46,833
Intrum Justitia AB	2,400	37,879
JM ABc	2,400	44,630
Kinnevik Investment AB	3,750	73,543
Kungsleden AB	3,762	40,417
Lindab International AB	1,800	36,004
Meda AB Class A	3,300	35,066
Nibe Industrier AB Class B	3,255	32,172
Nobia AB	5,304	36,883
OMX AB	1,620	66,706

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2008

Security	Shares	Value
Oriflame Cosmetics SA SDR	885	$47,989
PA Resources ABa	3,000	19,315
Ratos AB Class B	1,989	50,352
Securitas Direct AB Class Ba	9,174	35,840
Trelleborg AB Class B	2,421	43,413
Vostok Gas Ltd.[a]	675	46,781
West Siberian Resources Ltd. GDR[a]	60,000	43,786

		948,747

SWITZERLAND – 4.68%
Baloise Holding Registered	1,002	88,097
Bank Sarasin & Compagnie AG Class B Registered	12	49,638
Barry Callebaut AG Registered[a]	57	44,307
Basilea Pharmaceutica AG Registered[a]	219	36,349
Bucher Industries AG Registered	177	39,007
Burckhardt Compression Holding AG	120	33,693
Charles Voegele Holding AGa	330	23,308
Clariant AG Registered[a]	5,415	42,990
Forbo Holding AG Registered[a]	69	43,264
Galenica AG Registered[c]	126	42,407
Georg Fischer AG Registered[a]	96	41,427
Kaba Holding AG Registered	144	42,490
Kuoni Reisen Holding AG Registered	105	47,441
Panalpina Welttransport Holding AG Registered	354	54,055
Partners Group Holding Registered	564	69,843
Petroplus Holdings AGa	1,224	74,207
PSP Swiss Property AG Registered[a]	1,668	93,820
Rieter Holding AG Registered	153	54,633
Schulthess Group AG Registered	453	55,972
Sika AG	48	74,357
Tecan AG Registered	618	30,743
Temenos Group AG Registered[a,c]	1,344	31,478
Unique Zurich Airport Registered	102	35,928
Valora Holding AG Registered	148	34,117
Verwaltungs-und Privat-Bank AG	246	56,935

		1,240,506

UNITED KINGDOM – 19.32%
Aberdeen Asset Management PLC	13,389	37,863
Admiral Group PLC	2,967	57,804
Aegis Group PLC	20,751	45,997

Security	Shares	Value
Aga Foodservice Group PLC	7,152	$46,209
Aggreko PLC	5,250	55,525
Alfred McAlpine PLC	4,848	48,334
Amlin PLC	8,769	46,371
Aricom PLC[a]	18,219	22,365
Arriva PLC	4,176	61,060
Ashtead Group PLC	20,757	32,496
Autonomy Corp. PLC[a]	3,633	65,616
AVEVA Group PLC	2,088	41,302
Babcock International Group PLC	4,932	54,564
BBA Aviation PLC	12,960	47,793
Bellway PLC	2,907	45,828
Biffa PLC	8,124	49,098
Bodycote International PLC	9,003	31,545
Bovis Homes Group PLC	3,900	47,062
Bradford & Bingley PLC	12,897	63,265
BSS Group PLC (The)	5,130	35,491
Burren Energy PLC	656	16,015
Cairn Energy PLC[a]	2,376	121,157
Carillion PLC	7,701	48,225
Cattles PLC	10,752	60,491
Central African Mining & Exploration Co. PLC[a]	23,814	19,529
Charter PLC[a]	3,171	43,592
Chemring Group PLC	1,119	48,051
Chloride Group PLC	11,457	38,435
Close Brothers Group PLC	3,774	61,897
COLT Telecom Group SAa	7,419	21,755
Cookson Group PLC	4,542	49,798
CSR PLC[a]	3,048	31,933
DS Smith PLC	10,428	32,547
Dairy Crest Group PLC	4,176	44,623
Dana Petroleum PLC[a]	2,070	54,567
Davis Service Group PLC (The)	5,181	52,066
De La Rue PLC	3,321	59,683
Debenhams PLC	32,106	46,274
Dimension Data Holdings PLC	35,871	37,082
Drax Group PLC	6,417	64,423
easyJet PLC[a]	3,180	29,428
Electrocomponents PLC	11,454	43,492
Enodis PLC	10,347	29,106
Expro International Group PLC	2,337	42,975
Filtrona PLC	12,909	49,273

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2008

Security	Shares	Value
Findel PLC	3,966	$41,787
Forth Ports PLC	1,674	68,522
Galiform PLC[a]	18,624	28,601
GAME Group PLC (The)	10,434	41,434
Go-Ahead Group PLC (The)	1,113	47,926
Greene King PLC	4,200	62,246
Gyrus Group PLC[a,b]	3,040	38,044
Halfords Group PLC	10,728	61,529
Halma PLC	14,496	59,437
Helphire Group PLC	5,748	36,109
Henderson Group PLC	17,349	36,042
Hiscox Ltd.	9,678	53,102
HMV Group PLC	19,005	48,078
Homeserve PLC	1,380	45,322
Hunting PLC	3,096	42,284
IG Group Holdings PLC	6,384	46,197
Imperial Energy Corp. PLC[a]	951	27,414
Informa PLC	8,541	66,220
Inmarsat PLC	7,413	71,548
Intermediate Capital Group PLC	1,869	52,798
Interserve PLC	4,458	36,957
Intertek Group PLC	3,255	56,653
JD Wetherspoon	4,443	30,142
John Wood Group PLC	6,642	50,044
Johnston Press PLC	11,769	57,965
Laird Group PLC (The)	4,320	41,867
Luminar Group Holdings PLC	3,933	27,112
Marston’s PLC	9,657	52,507
Michael Page International PLC	7,464	38,135
Misys PLC	11,706	40,492
Morgan Crucible Co. PLC (The)	8,172	31,355
Northgate PLC	3,363	47,167
Northumbrian Water Group PLC	10,389	72,700
Pendragon PLC	28,166	16,658
Pennon Group PLC	6,129	80,174
Peter Hambro Mining PLC[a]	1,305	34,090
Petrofac Ltd.	4,530	46,154
Premier Farnell PLC	12,828	36,022
Premier Foods PLC	15,324	40,670
Premier Oil PLC[a]	2,202	56,821
Provident Financial PLC	3,474	56,010
QinetiQ Group PLC	11,883	45,239
Quintain Estates and Development PLC	4,128	40,786

Security	Shares	Value
Rank Group PLC	24,468	$43,900
Redrow PLC	7,611	43,690
Regus Group PLC	14,484	20,732
Restaurant Group PLC (The)	11,331	34,014
Shaftesbury PLC	4,449	46,611
Sibir Energy PLC	3,078	30,871
SIG PLC	2,880	48,094
SOCO International PLC[a]	969	36,813
Spectris PLC	3,279	44,718
Spirent Communications PLC[a]	18,990	20,481
SSL International PLC	4,572	47,309
Stolt-Nielsen SA	1,131	28,476
Tanfield Group PLC[a]	7,785	14,974
Taylor Nelson Sofres PLC	11,790	41,310
Tradus PLC[a]	696	24,449
Trinity Mirror PLC	8,757	57,058
Tullett Prebon PLC	5,247	53,928
UK Coal PLC[a]	4,059	34,557
Ultra Electronics Holdings PLC	2,745	60,573
Venture Production PLC	3,306	44,232
VT Group PLC	5,100	65,395
W.H. Smith PLC	6,411	42,983
W.S. Atkins PLC	2,304	49,101
Weir Group PLC (The)	3,780	55,796
Wincanton PLC	5,265	37,602

		5,120,032

TOTAL COMMON STOCKS (Cost: $28,360,324)		26,375,298

PREFERRED STOCKS – 0.10%

GERMANY – 0.10%
EUROKAI KGaA	225	25,654

		25,654

TOTAL PREFERRED STOCKS (Cost: $31,083)		25,654

RIGHTS – 0.00%

UNITED KINGDOM – 0.00%
Intermediate Capital Group PLC	277	1,432

		1,432

TOTAL RIGHTS (Cost: $0)		1,432

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.63%

MONEY MARKET FUNDS – 1.63%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[d,e]	21,597	$21,597
BGI Cash Premier Fund LLC 4.26%[d,e,f]	410,207	410,207

		431,804

TOTAL SHORT-TERM INVESTMENTS (Cost: $431,804)		431,804

TOTAL INVESTMENTS IN SECURITIES – 101.27% (Cost: $28,823,211)		26,834,188

Other Assets, Less Liabilities – (1.27)%		(337,435)

NET ASSETS – 100.00%		$26,496,753

GDR – Global Depositary Receipts

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.51%

AUSTRALIA – 3.43%
AGL Energy Ltd.	170	$1,824
Alumina Ltd.	405	1,894
Amcor Ltd.	332	2,044
AMP Ltd.	721	5,405
Aristocrat Leisure Ltd.	193	1,705
Asciano Group	305	1,497
ASX Ltd.	68	2,870
Australia and New Zealand Banking Group Ltd.	703	16,318
AXA Asia Pacific Holdings Ltd.	302	1,598
Babcock & Brown Ltd.	95	1,522
Bendigo Bank Ltd.	145	1,617
BHP Billiton Ltd.	1,271	42,024
BlueScope Steel Ltd.	310	2,819
Boral Ltd.	356	1,906
Brambles Ltd.	540	5,142
Caltex Australia Ltd.	104	1,465
Centro Properties Group	382	225
CFS Retail Property Trust	933	1,757
Coca-Cola Amatil Ltd.	213	1,779
Cochlear Ltd.	30	1,867
Commonwealth Bank of Australia	495	21,822
Computershare Ltd.	224	1,583
CSL Ltd.	212	6,463
DB RREEF Trust	1,129	1,597
Fortescue Metals Group Ltd.[a]	480	2,643
Foster’s Group Ltd.	702	3,521
Goodman Group	582	2,275
GPT Group	854	2,858
Harvey Norman Holdings Ltd.	321	1,590
Insurance Australia Group Ltd.	656	2,184
James Hardie Industries NV	352	1,957
John Fairfax Holdings Ltd.	496	1,784
Leighton Holdings Ltd.	54	2,385
Lend Lease Corp. Ltd.	148	1,883
Macquarie Group Ltd.	108	6,265
Macquarie Infrastructure Group	1,047	2,840
Mirvac Group	425	1,885
National Australia Bank Ltd.	618	19,082
Newcrest Mining Ltd.	178	5,549

Security	Shares	Value
OneSteel Ltd.	350	$2,074
Orica Ltd.	124	3,196
Origin Energy Ltd.	689	5,362
Oxiana Ltd.	579	1,550
Paladin Energy Ltd.[a]	310	1,226
Qantas Airways Ltd.	394	1,642
QBE Insurance Group Ltd.	317	7,864
Rio Tinto Ltd.	108	11,855
Santos Ltd.	210	2,271
Sonic Healthcare Ltd.	137	1,993
St. George Bank Ltd.	78	1,939
Stockland Corp. Ltd.	587	3,803
Suncorp-Metway Ltd.	338	4,627
Tabcorp Holdings Ltd.	212	2,632
Tatts Group Ltd.	562	1,891
Telstra Corp. Ltd.	1,048	4,059
Telstra Corp. Ltd. Instalment Receipts	718	1,788
Toll Holdings Ltd.	215	2,111
Transurban Group	414	2,438
Wesfarmers Ltd.	200	6,300
Westfield Group	689	11,375
Westpac Banking Corp.	704	16,071
Woodside Petroleum Ltd.	175	7,238
Woolworths Ltd.	462	11,874
WorleyParsons Ltd.	55	1,927
Zinifex Ltd.	197	1,807

		308,357

AUSTRIA – 0.39%
Andritz AG	33	1,613
Erste Bank der Oesterreichischen Sparkassen AG	85	4,556
Immoeast AGa	254	2,211
IMMOFINANZ AG	336	3,149
Meinl European Land Ltd.[a]	170	2,152
Oesterreichische Elektrizitaetswirtschafts AG Class A	38	2,481
OMV AG	70	4,975
Raiffeisen International Bank Holding AG	17	2,128
Telekom Austria AG	146	4,057
voestalpine AG	56	3,398

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Wiener Staedtische Allgemeine Versicherung AG	27	$2,059
Wienerberger AG	42	1,906

		34,685

BELGIUM – 0.74%
Belgacom SA	83	4,015
Cofinimmo SA	18	3,493
Colruyt SA	11	2,746
Compagnie Nationale a Portefeuille SA	32	2,070
Delhaize Group	43	3,257
Dexia SA	260	6,198
Fortis	237	5,225
Groupe Bruxelles Lambert SA	60	6,890
InBev	77	6,253
KBC Ancora SCA	22	2,134
KBC Group NV	80	10,067
Mobistar SA	23	2,141
NV Bekaert SA	15	1,876
Solvay SA	38	4,726
UCB SA	55	2,645
Umicore	13	2,928

		66,664

CANADA – 4.59%
Agnico-Eagle Mines Ltd.[a]	53	3,342
Agrium Inc.	52	3,339
Alimentation Couche-Tard Inc. Class B	111	1,864
Bank of Montreal	190	10,695
Bank of Nova Scotia	376	17,972
Barrick Gold Corp.	335	17,215
Bombardier Inc. Class Ba	558	2,740
Brookfield Asset Management Inc. Class A	196	6,293
Brookfield Infrastructure Partners LPa	7	147
Brookfield Properties Corp.	95	1,935
CAE Inc.	164	1,835
Cameco Corp.	133	4,485
Canadian Imperial Bank of Commerce	128	9,300
Canadian National Railway Co.	194	9,777
Canadian Natural Resources Ltd.	204	12,992
Canadian Oil Sands Trust	87	3,279
Canadian Pacific Railway Ltd.	59	3,923
Canadian Tire Corp. Ltd. Class A	29	1,854

Security	Shares	Value
CGI Group Inc.[a]	174	$1,734
Cognos Inc.[a]	35	2,013
Enbridge Inc.	114	4,533
EnCana Corp.	285	18,711
Enerplus Resources Fund	51	1,971
Fairfax Financial Holdings Ltd.	7	2,275
Finning International Inc.	82	2,142
First Quantum Minerals Ltd.	27	2,014
Fording Canadian Coal Trust	56	2,500
Fortis Inc.	74	2,103
Gildan Activewear Inc.[a]	51	1,876
Goldcorp Inc.	272	10,074
Great-West Lifeco Inc.	87	2,774
Harvest Energy Trust	93	2,085
Husky Energy Inc.	94	3,878
IGM Financial Inc.	50	2,200
Imperial Oil Ltd.	120	5,875
Inmet Mining Corp.	23	1,683
Ivanhoe Mines Ltd.[a]	181	1,768
Kinross Gold Corp.[a]	231	5,075
Loblaw Companies Ltd.	64	2,049
Lundin Mining Corp.[a]	210	1,616
Magna International Inc. Class A	38	2,972
Manulife Financial Corp.	583	21,870
Methanex Corp.	68	1,700
National Bank of Canada	58	2,907
Nexen Inc.	176	5,017
Niko Resources Ltd.	23	1,942
Nortel Networks Corp.[a]	167	2,067
NOVA Chemicals Corp.	59	1,682
Onex Corp.	58	1,737
OPTI Canada Inc.[a]	112	1,839
Penn West Energy Trust	160	4,283
Petro-Canada	183	8,282
Potash Corp. of Saskatchewan Inc.	121	17,022
Power Corp. of Canada	121	4,273
Power Financial Corp.	81	2,936
Research In Motion Ltd.[a]	190	17,726
Rogers Communications Inc. Class B	187	7,121
Royal Bank of Canada	489	24,566
Saputo Inc.	67	1,851
Shaw Communications Inc. Class B	138	2,692

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Sherritt International Corp.	145	$1,924
Shoppers Drug Mart Corp.	71	3,458
Sino-Forest Corp.[a]	98	1,792
SNC-Lavalin Group Inc.	53	2,270
Sun Life Financial Inc.	209	10,292
Suncor Energy Inc.	173	16,198
Talisman Energy Inc.	391	6,151
Teck Cominco Ltd. Class B	164	5,332
TELUS Corp.	43	1,861
TELUS Corp. NVS	59	2,470
Thomson Corp.	93	3,306
Tim Hortons Inc.	71	2,432
Toronto-Dominion Bank (The)	138	9,309
TransAlta Corp.	73	2,310
TransCanada Corp.	181	7,104
TSX Group Inc.	37	1,688
Uranium One Inc.[a]	110	762
Yamana Gold Inc.	246	4,063
Yellow Pages Income Fund	152	1,811

		412,954

DENMARK – 0.46%
Carlsberg A/S Class B	16	1,662
Coloplast A/S Class Bb	21	1,704
Danisco A/S	27	1,791
Danske Bank A/S	180	6,337
DSV A/S	85	1,600
FLS Industries A/S Class B	21	1,831
Jyske Bank A/Sa	25	1,579
Novo Nordisk A/S Class B	186	11,526
Novozymes A/S Class B	19	1,453
Sydbank A/S	49	1,742
Topdanmark A/Sa,b	14	2,058
Vestas Wind Systems A/Sa	72	6,821
William Demant Holding A/Sa	21	1,397

		41,501

FINLAND – 1.00%
Elisa OYJ Class A	68	1,915
Fortum OYJ	179	7,156
Kesko OYJ Class B	34	1,720
Kone OYJ Class B	31	2,043
Metso OYJ	53	2,450
Neste Oil OYJ	59	1,865

Security	Shares	Value
Nokia OYJ	1,478	$53,308
Nokian Renkaat OYJ	50	1,675
Outokumpu OYJ	61	1,898
Rautaruukki OYJ	43	1,751
Sampo OYJ Class A	175	4,527
Stora Enso OYJ Class R	245	3,352
UPM-Kymmene OYJ	219	4,092
Wartsila OYJ Class B	28	1,768

		89,520

FRANCE – 5.65%
Accor SA	82	6,192
Aeroports de Paris	19	2,104
Air France-KLM	56	1,542
Alcatel-Lucent	888	5,509
ALSTOM	32	6,333
ArcelorMittal	349	22,788
Atos Origin SAa	36	1,770
AXA	602	20,393
BNP Paribas	325	31,677
Bouygues SA	83	6,308
Cap Gemini SA	54	2,894
Carrefour SA	231	16,078
Casino Guichard-Perrachon SA	19	2,077
Christian Dior SA	16	1,749
CNP Assurances SA	17	2,053
Compagnie de Saint-Gobain	109	8,403
Compagnie Generale de Geophysique-Veritas[a]	10	2,314
Compagnie Generale des Etablissements Michelin Class B	57	5,408
Credit Agricole SA	265	8,039
Dassault Systemes SAb	34	1,873
Electricite de France	50	5,147
Essilor International SA	73	4,184
European Aeronautic Defence and Space Co.	131	3,305
France Telecom SA	694	24,270
Gaz de France	80	4,284
Gecina SA	12	1,642
Groupe Danone	165	13,199
Hermes International	27	2,678
Icade	13	1,651

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Klepierre	38	$2,005
Lafarge SA	58	9,055
Lagardere SCA	52	3,775
L’Air Liquide SA	95	13,073
L’Oreal SA	96	11,721
LVMH Moet Hennessy Louis Vuitton SA	94	9,538
Natixis	92	1,543
Neopost SA	19	1,908
Pernod Ricard SA	66	6,963
PPR SA	31	4,309
PSA Peugeot Citroen SA	60	4,372
Publicis Groupe SA	54	1,927
Renault SA	72	8,079
Safran SA	104	1,688
Sanofi-Aventis	391	31,464
Schneider Electric SA	89	10,162
SCOR SE	75	1,537
SES SA	78	1,876
Societe des Autoroutes Paris-Rhin-Rhone	19	2,055
Societe Generale Class A	145	17,862
Societe Television Francaise 1	72	1,797
Sodexho[b]	41	2,198
STMicroelectronics NV	266	3,285
Suez SA	395	23,896
Technip SA	37	2,358
Thales SA	37	2,117
Thomson	132	1,591
Total SA	816	58,850
Unibail-Rodamco	27	6,326
Valeo SA	42	1,530
Vallourec SA	19	3,752
Veolia Environnement	133	10,791
Vinci SA	154	10,356
Vivendi	452	17,969

		507,592

GERMANY – 4.47%
Adidas AG	71	4,466
Allianz SE	170	30,068
BASF SE	186	24,017
Bayer AG	277	22,487
Bayerische Motoren Werke AG	61	3,324

Security	Shares	Value
Beiersdorf AG	31	$2,366
Celesio AG	34	1,976
Commerzbank AG	238	7,139
Continental AG	59	6,071
Daimler AG Registered	360	27,818
Deutsche Bank AGb	195	21,700
Deutsche Boerse AG	76	13,149
Deutsche Lufthansa AG	75	1,773
Deutsche Post AG	291	9,332
Deutsche Postbank AG	29	2,386
Deutsche Telekom AG	1,056	21,483
E.ON AG	235	43,006
Fresenius Medical Care AG & Co. KGaA	72	3,674
GEA Group AGa,b	58	1,769
Henkel KGaA	39	1,619
Hochtief AG	15	1,493
Hypo Real Estate Holding AG	76	2,356
Infineon Technologies AGa	284	2,847
IVG Immobilien AG	52	1,748
K+S AGb	14	3,488
Linde AG	46	5,957
MAN AG	43	5,242
Merck KGaA	25	3,069
METRO AG	61	4,953
Muenchener Rueckversicherungs-Gesellschaft AG	79	14,068
Q-Cells AGa	19	1,743
Rheinmetall AG	25	1,757
RWE AG	169	20,633
Salzgitter AG	17	2,626
SAP AG	333	15,876
Siemens AG	319	40,704
SolarWorld AG	33	1,438
ThyssenKrupp AG	141	6,835
TUI AGa	83	1,781
Volkswagen AG	60	13,484

		401,721

GREECE – 0.14%
Hellenic Telecommunications Organization SA SP ADR	209	3,281
National Bank of Greece SA ADR	772	9,534

		12,815

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
HONG KONG – 1.43%
Bank of East Asia Ltd.	600	$3,398
Belle International Holdings Ltd.	2,000	2,329
BOC Hong Kong (Holdings) Ltd.	1,500	3,706
Cheung Kong (Holdings) Ltd.	1,000	16,123
CLP Holdings Ltd.	500	3,957
Esprit Holdings Ltd.	500	6,465
Foxconn International Holdings Ltd.[a]	1,000	1,649
Hang Lung Properties Ltd.	1,000	3,893
Hang Seng Bank Ltd.	300	5,895
Hong Kong and China Gas Co. Ltd. (The)	1,000	2,732
Hong Kong Exchanges and Clearing Ltd.	500	10,312
Hongkong Electric Holdings Ltd.	500	2,851
Hutchison Whampoa Ltd.	1,000	9,774
Kerry Properties Ltd.	500	3,312
Kingboard Chemical Holdings Co. Ltd.	500	2,065
Link REIT (The)	1,000	2,517
MTR Corp. Ltd.	1,000	3,835
New World Development Co. Ltd.	1,000	3,027
Noble Group Ltd.	1,000	1,235
Pacific Basin Shipping Ltd.	2,000	2,812
Shui On Land Ltd.	2,000	2,083
Sun Hung Kai Properties Ltd.	1,000	19,560
Swire Pacific Ltd. Class A	500	6,798
Tingyi (Cayman Islands) Holding Corp.	2,000	2,806
Wharf Holdings Ltd. (The)	1,000	5,323

		128,457

IRELAND – 0.40%
Allied Irish Banks PLC	407	8,970
Anglo Irish Bank Corp. PLC	185	2,574
Bank of Ireland	457	6,641
CRH PLC	233	8,717
Elan Corp. PLC[a]	179	4,492
Kerry Group PLC Class A	67	1,792
Kingspan Group PLC	96	1,325
Smurfit Kappa Group PLC[a]	114	1,528

		36,039

ITALY – 2.06%
Alleanza Assicurazioni SpA	150	1,893
Assicurazioni Generali SpA	399	16,801
Atlantia SpA	107	3,525
Autogrill SpA	113	1,889

Security	Shares	Value
Banca Monte dei Paschi di Siena SpA[b]	481	$2,215
Banca Popolare di Milano Scrl	174	2,173
Banco Popolare SpA[a]	254	5,054
Enel SpA	1,649	18,165
Eni SpA	990	31,646
Fiat SpA	284	6,564
Finmeccanica SpA	128	3,783
Fondiaria-Sai SpA	46	1,871
IFIL Investments SpA	201	1,600
Intesa Sanpaolo SpA	2,978	20,955
Lottomatica SpA	59	2,146
Luxottica Group SpA[b]	62	1,744
Mediaset SpA	346	3,020
Mediobanca SpA	215	3,992
Parmalat SpA	656	2,346
Pirelli & C. SpA[a]	1,669	1,726
Prysmian SpA[a]	79	1,560
Saipem SpA	51	1,749
Snam Rete Gas SpA	308	2,022
Telecom Italia SpA	4,055	12,218
Terna SpA	503	2,091
UniCredito SpA	3,600	26,304
Unione di Banche Italiane ScpA	237	5,878

		184,930

NETHERLANDS – 1.46%
Aegon NV	564	8,317
Akzo Nobel NV	108	7,890
ASML Holding NVa	158	4,152
Corio NV	23	1,875
Fugro NV	26	1,755
Heineken NV	93	5,177
ING Groep NV	732	23,497
Koninklijke Ahold NVa	490	6,341
Koninklijke DSM NV	63	2,632
Koninklijke KPN NV	721	12,938
Koninklijke Philips Electronics NV	437	16,939
Reed Elsevier NV	257	4,646
SBM Offshore NV	58	1,658
TNT NV	158	5,795
TomTom NVa	23	1,248
Unilever NV	659	21,261

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Vedior NV	76	$1,838
Wolters Kluwer NV	121	3,429

		131,388

NORWAY – 0.49%
Aker Kvaerner ASA	73	1,328
DnB NOR ASA	306	3,914
Norsk Hydro ASA	293	3,414
Orkla ASA	325	4,175
Petroleum Geo-Services ASA[a]	72	1,508
Prosafe SE	116	1,631
Renewable Energy Corp. ASA[a]	71	1,781
Seadrill Ltd.[a]	95	1,929
StatoilHydro ASA	498	12,740
Storebrand ASA	178	1,410
Telenor ASA[a]	324	6,535
Yara International ASA	74	3,468

		43,833

PORTUGAL – 0.25%
Banco BPI SA Registered	248	1,219
Banco Comercial Portugues SA Class Rb	829	2,559
Banco Espirito Santo SA	111	1,934
BRISA - Auto-estradas de Portugal SA	146	2,144
CIMPOR - Cimentos de Portugal SGPS SA	220	1,712
Energias de Portugal SA	898	5,664
Portugal Telecom SGPS SA	299	3,812
PT Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	149	1,974
Sonae SGPS SA	670	1,250

		22,268

SINGAPORE – 0.48%
CapitaLand Ltd.	1,000	4,163
CapitaMall Trust Management Ltd.	1,000	2,088
ComfortDelGro Corp. Ltd.	2,000	2,201
Neptune Orient Lines Ltd.	1,000	2,251
Oversea-Chinese Banking Corp.	1,000	5,256
SembCorp Marine Ltd.	1,000	2,187
Singapore Press Holdings Ltd.	1,000	3,076

Security	Shares	Value
Singapore Technologies Engineering Ltd.	1,000	$2,356
Singapore Telecommunications Ltd.	3,000	7,725
United Overseas Bank Ltd.	1,000	12,276

		43,579

SPAIN – 2.21%
Abertis Infraestructuras SA	108	3,256
Acciona SA	11	2,763
Acerinox SA	79	1,847
Actividades de Construcciones y Servicios SA	80	4,147
Banco Bilbao Vizcaya Argentaria SA	1,450	30,206
Banco Popular Espanol SAb	343	5,246
Banco Sabadell SA	213	1,984
Banco Santander SAb	2,409	42,195
Bankinter SA	99	1,517
Cintra Concesiones de Infraestructuras de Transporte SA	123	1,765
Gamesa Corporacion Tecnologica SA	77	2,888
Gas Natural SDG SA	48	2,617
Gestevision Telecinco SA	72	1,534
Grupo Ferrovial SA	26	1,655
Iberdrola SA	1,446	21,795
Indra Sistemas SA	74	1,890
Industria de Diseno Textil SA	88	4,365
Mapfre SA	455	1,832
Red Electrica de Espana SA	44	2,510
Repsol YPF SA	307	9,695
Sacyr Vallehermoso SAb	45	1,418
Telefonica SA	1,624	46,984
Union Fenosa SA	45	2,977
Zardoya Otis SA	62	1,439

		198,525

SWEDEN – 1.18%
Alfa Laval AB	37	1,957
Assa Abloy AB Class B	115	1,977
Atlas Copco AB Class A	241	3,389
Atlas Copco AB Class B	139	1,803
Boliden AB	143	1,279
Electrolux AB Class B	112	1,733
Getinge AB Class B	73	1,691
Hennes & Mauritz AB Class B	179	9,566

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Husqvarna AB	172	$1,734
Investor AB Class B	97	1,910
Lundin Petroleum ABa	185	1,807
Millicom International Cellular SA SDR[a]	17	1,745
Modern Times Group MTG AB Class B	30	1,788
Nordea Bank AB	779	10,432
Sandvik AB	355	5,048
Scania AB Class B	136	2,773
Securitas AB Class B	141	1,713
Skandinaviska Enskilda Banken AB Class A	172	3,850
Skanska AB Class B	123	2,076
SKF AB Class B	130	2,301
SSAB Svenskt Stal AB Class A	76	1,971
Svenska Cellulosa AB Class B	199	3,156
Svenska Handelsbanken AB Class A	180	4,993
Swedbank AB Class A	65	1,656
Swedish Match AB	87	1,897
Tele2 AB Class B	106	2,141
Telefonaktiebolaget LM Ericsson AB Class B	6,272	14,016
TeliaSonera AB	841	7,360
Volvo AB Class A	186	2,456
Volvo AB Class B	417	5,539

		105,757

SWITZERLAND – 3.81%
ABB Ltd. Registered	828	20,461
Actelion Ltd. Registered[a]	43	2,127
Adecco SA Registered	51	2,643
Ciba Specialty Chemicals AG Registered	44	1,761
Compagnie Financiere Richemont AG Class A	190	10,766
Credit Suisse Group Registered	406	22,761
Geberit AG Registered	16	2,198
Givaudan SA Registered	3	2,932
Holcim Ltd. Registered	82	7,909
Julius Baer Holding AG Registered	43	2,966
Kuehne & Nagel International AG Registered	27	2,440
Lindt & Spruengli AG	1	3,088
Logitech International SA Registered[a]	67	2,013
Lonza Group AG Registered	19	2,411

Security	Shares	Value
Nestle SA Registered	149	$66,360
Nobel Biocare Holding AG Bearer	9	2,201
Novartis AG Registered	886	44,525
OC Oerlikon Corp. AG Registered[a]	5	1,806
Pargesa Holding SA Class B	18	1,759
Roche Holding AG	268	48,386
Schindler Holding AG Participation Certificates	31	1,842
SGS SA Registered	2	2,576
Sonova Holding AG Registered	18	1,585
Sulzer AG Registered	2	2,093
Swatch Group AG (The) Class B	12	3,201
Swatch Group AG (The) Registered	35	1,812
Swiss Life Holding Registered[a]	13	3,123
Swiss Reinsurance Co. Registered	135	10,008
Swisscom AG Registered	6	2,371
Syngenta AG Registered	40	10,512
Synthes Inc.	23	2,922
UBS AG Registered	808	33,020
Zurich Financial Services AG Registered	56	15,801

		342,379

UNITED KINGDOM – 11.87%
Acergy SA	93	1,682
Alliance & Leicester PLC	142	1,843
AMEC PLC	131	1,781
Anglo American PLC	507	27,718
Antofagasta PLC	125	1,621
ARM Holdings PLC	735	1,695
Associated British Foods PLC	115	1,981
AstraZeneca PLC	564	23,479
Aviva PLC	981	12,179
BAE Systems PLC	1,344	12,424
Balfour Beatty PLC	199	1,672
Barclays PLC[c]	2,600	24,293
BG Group PLC	1,257	27,488
BHP Billiton PLC	873	25,634
BP PLC	7,192	76,064
British Airways PLC[a]	295	1,947
British American Tobacco PLC	571	20,376
British Energy Group PLC	401	4,133
British Land Co. PLC	209	4,196
British Sky Broadcasting Group PLC	447	4,888
BT Group PLC	3,011	15,503

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Bunzl PLC	146	$1,823
Burberry Group PLC	169	1,460
Cadbury Schweppes PLC	782	8,589
Capita Group PLC	208	2,706
Carnival PLC	70	3,018
Carphone Warehouse Group PLC (The)[b]	277	1,809
Centrica PLC	1,383	9,121
Cobham PLC	491	1,801
Compass Group PLC	768	4,825
Daily Mail & General Trust PLC Class A	186	1,949
Diageo PLC	960	19,314
DSG International PLC	846	1,270
Emap PLC	133	2,431
Enterprise Inns PLC	213	1,885
Experian Group Ltd.	370	3,238
FirstGroup PLC	157	2,062
Friends Provident PLC	674	1,860
G4S PLC	449	1,953
GKN PLC	312	1,628
GlaxoSmithKline PLC	2,140	50,286
Hammerson PLC	120	2,705
Hays PLC	861	1,754
HBOS PLC	1,426	19,688
Home Retail Group PLC	334	1,879
HSBC Holdings PLC	4,458	66,602
ICAP PLC	207	2,780
Imperial Tobacco Group PLC	250	12,177
Inchcape PLC	247	1,822
InterContinental Hotels Group PLC	122	1,876
International Power PLC	568	4,505
Invensys PLC[a]	403	1,803
Investec PLC	190	1,597
ITV PLC	1,569	2,246
J Sainsbury PLC	593	4,668
Johnson Matthey PLC	77	2,844
Kazakhmys PLC	73	1,763
Kelda Group PLC	93	2,008
Kingfisher PLC	921	2,666
Ladbrokes PLC	310	1,846
Land Securities Group PLC	187	5,922
Legal & General Group PLC	2,356	6,187
Liberty International PLC	105	2,231

Security	Shares	Value
Lloyds TSB Group PLC	2,151	$18,708
LogicaCMG PLC	798	1,709
London Stock Exchange Group PLC	63	2,118
Lonmin PLC	30	1,725
Man Group PLC	635	6,899
Marks & Spencer Group PLC	654	5,773
Meggitt PLC	317	1,798
Mondi PLC	226	1,728
National Express Group PLC	89	2,077
National Grid PLC	981	15,095
Next PLC	80	2,231
Old Mutual PLC	1,975	4,880
Pearson PLC	317	4,352
Persimmon PLC	125	1,916
Prudential PLC	927	11,804
Punch Taverns PLC	118	1,633
Reckitt Benckiser PLC	226	11,771
Reed Elsevier PLC	419	5,039
Rentokil Initial PLC	661	1,423
Resolution PLC	259	3,684
Reuters Group PLC	491	5,915
Rexam PLC	239	1,990
Rio Tinto PLC	377	37,144
Rolls-Royce Group PLC[a]	701	6,567
Royal Bank of Scotland Group PLC	3,818	28,995
Royal Dutch Shell PLC Class A	1,372	48,850
Royal Dutch Shell PLC Class B	1,043	36,162
SABMiller PLC	338	7,250
Sage Group PLC	456	1,999
Schroders PLC	71	1,533
Scottish & Newcastle PLC	296	4,622
Scottish & Southern Energy PLC	322	9,781
SEGRO PLC	212	2,128
Serco Group PLC	210	1,738
Severn Trent PLC	82	2,318
Shire PLC	106	1,874
Smith & Nephew PLC	346	4,691
Smiths Group PLC	117	2,320
Stagecoach Group PLC	392	1,874
Standard Chartered PLC	250	8,275
Standard Life PLC	761	3,260
Tate & Lyle PLC	220	2,128

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
TaylorWimpey PLC	460	$1,640
Tesco PLC	2,989	24,779
Thomas Cook Group PLC[a]	397	2,093
3i Group PLC	162	3,019
Tomkins PLC	488	1,690
Travis Perkins PLC	76	1,748
TUI Travel PLC[a]	373	1,885
Tullow Oil PLC	271	3,216
Unilever PLC	495	16,267
United Business Media PLC	159	1,724
United Utilities PLC	306	4,331
Vedanta Resources PLC	43	1,539
Vodafone Group PLC	20,027	69,793
Whitbread PLC	74	2,001
William Hill PLC	192	1,552
Wm Morrison Supermarkets PLC	476	2,832
Willis Group Holdings Ltd.	51	1,797
Wolseley PLC	279	3,805
WPP Group PLC	426	5,213
Xstrata PLC	240	18,259
Yell Group PLC	318	2,099

		1,066,253

UNITED STATES – 53.00%
Abbott Laboratories	586	32,992
Abercrombie & Fitch Co. Class A	34	2,709
Accenture Ltd.	217	7,513
ACE Ltd.	121	7,059
Activision Inc.[a]	107	2,768
Adobe Systems Inc.[a]	223	7,789
Advance Auto Parts Inc.	100	3,568
Advanced Micro Devices Inc.[a]	221	1,688
AES Corp. (The)[a]	256	4,884
Aetna Inc.	194	10,332
Affiliated Computer Services Inc. Class Aa	45	2,194
Aflac Inc.	179	10,978
Agilent Technologies Inc.[a]	151	5,120
Air Products and Chemicals Inc.	83	7,472
Akamai Technologies Inc.[a]	60	1,812
Alcoa Inc.	333	11,022
Allegheny Energy Inc.	32	1,753
Allegheny Technologies Inc.	36	2,534

Security	Shares	Value
Allergan Inc.	56	$3,763
Alliance Data Systems Corp.[a]	28	1,416
Alliant Energy Corp.	47	1,734
Allied Capital Corp.	83	1,837
Allstate Corp. (The)	210	10,347
Altera Corp.	131	2,213
Altria Group Inc.	797	60,429
Amazon.com Inc.[a]	118	9,169
AMB Property Corp.	38	1,923
Ambac Financial Group Inc.	77	902
Ameren Corp.	65	2,913
American Capital Strategies Ltd.	77	2,708
American Eagle Outfitters Inc.	90	2,073
American Electric Power Co. Inc.	150	6,424
American Express Co.	412	20,320
American International Group Inc.	826	45,562
American Tower Corp. Class Aa	154	5,780
Ameriprise Financial Inc.	92	5,089
AmerisourceBergen Corp.	68	3,172
Amgen Inc.[a]	413	19,242
Amphenol Corp. Class A	60	2,396
Amylin Pharmaceuticals Inc.[a]	52	1,542
Anadarko Petroleum Corp.	174	10,195
Analog Devices Inc.	117	3,318
Anheuser-Busch Companies Inc.	270	12,560
Aon Corp.	100	4,352
Apache Corp.	125	11,930
Apollo Group Inc. Class Aa	56	4,465
Apple Inc.[a]	329	44,533
Applied Biosystems Group	68	2,144
Applied Materials Inc.	522	9,354
Arch Coal Inc.	54	2,376
Archer-Daniels-Midland Co.	221	9,735
Arrow Electronics Inc.[a]	52	1,779
AT&T Inc.	2,304	88,681
Autodesk Inc.[a]	87	3,580
Automatic Data Processing Inc.	193	7,830
AutoZone Inc.[a]	17	2,055
AvalonBay Communities Inc.	31	2,912
Avery Dennison Corp.	38	1,969
Avnet Inc.[a]	57	2,030
Avon Products Inc.	164	5,743

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Baker Hughes Inc.	120	$7,792
Bank of America Corp.	1,703	75,528
Bank of New York Mellon Corp. (The)	437	20,377
Barr Pharmaceuticals Inc.[a]	39	2,035
Baxter International Inc.	246	14,942
BB&T Corp.	207	7,510
BEA Systems Inc.[a]	148	2,766
Bear Stearns Companies Inc. (The)	24	2,167
Beckman Coulter Inc.	29	1,928
Becton, Dickinson and Co.	90	7,788
Bed Bath & Beyond Inc.[a]	98	3,160
Best Buy Co. Inc.	155	7,566
Biogen Idec Inc.[a]	110	6,704
BJ Services Co.	105	2,284
Black & Decker Corp. (The)	25	1,813
BMC Software Inc.[a]	74	2,371
Boeing Co. (The)	284	23,623
Boston Properties Inc.	47	4,320
Boston Scientific Corp.[a]	512	6,211
Bristol-Myers Squibb Co.	752	17,439
Broadcom Corp. Class Aa	179	3,952
Brown-Forman Corp. Class B	28	1,763
Bunge Ltd.	100	11,847
Burlington Northern Santa Fe Corp.	135	11,680
C.H. Robinson Worldwide Inc.	38	2,111
C.R. Bard Inc.	36	3,477
CA Inc.	150	3,304
Cablevision Systems Corp.[a]	91	2,137
Cadence Design Systems Inc.[a]	118	1,198
Camden Property Trust	39	1,925
Cameron International Corp.[a]	78	3,140
Campbell Soup Co.	81	2,560
Capital One Financial Corp.	164	8,989
Cardinal Health Inc.	139	8,058
CarMax Inc.[a,b]	91	2,029
Carnival Corp.	173	7,697
Caterpillar Inc.	243	17,287
CB Richard Ellis Group Inc. Class Aa	100	1,941
CBS Corp. Class B	255	6,423
Celanese Corp. Class A	53	1,971
Celgene Corp.[a]	146	8,192
CenterPoint Energy Inc.	119	1,905

Security	Shares	Value
Centex Corp.	80	$2,222
Cephalon Inc.[a]	26	1,706
Charles River Laboratories International Inc.[a]	32	1,987
Charles Schwab Corp. (The)	379	8,452
Chesapeake Energy Corp.	171	6,366
Chevron Corp.	806	68,107
Chubb Corp.	144	7,458
CIGNA Corp.	106	5,211
Cimarex Energy Co.	50	2,040
Cincinnati Financial Corp.	50	1,927
Cintas Corp.	60	1,969
Cisco Systems Inc.[a]	2,295	56,227
CIT Group Inc.	81	2,265
Citigroup Inc.	1,951	55,057
Citrix Systems Inc.[a]	69	2,389
Clear Channel Communications Inc.	184	5,651
Clorox Co. (The)	45	2,759
CME Group Inc.	18	11,140
Coach Inc.[a]	143	4,583
Coca-Cola Co. (The)	784	46,389
Coca-Cola Enterprises Inc.	78	1,799
Cognizant Technology Solutions Corp.[a]	110	3,069
Colgate-Palmolive Co.	95	7,315
Comcast Corp. Class Aa	762	13,838
Comcast Corp. Class A Special[a]	399	7,178
Comerica Inc.	56	2,443
Commerce Bancorp Inc.	69	2,630
Computer Sciences Corp.[a]	62	2,624
ConAgra Foods Inc.	182	3,918
ConocoPhillips	293	23,534
CONSOL Energy Inc.	69	5,037
Consolidated Edison Inc.	98	4,271
Constellation Brands Inc. Class Aa	81	1,693
Constellation Energy Group Inc.	67	6,295
Cooper Industries Ltd.	77	3,430
Corning Inc.	599	14,418
Costco Wholesale Corp.	167	11,346
Countrywide Financial Corp.	396	2,756
Covance Inc.[a]	24	1,996
Coventry Health Care Inc.[a]	58	3,282
Covidien Ltd.	188	8,390

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Crown Castle International Corp.[a]	101	$3,655
CSX Corp.	168	8,145
Cummins Inc.	76	3,669
CVS Caremark Corp.	563	21,996
D.R. Horton Inc.	142	2,449
Danaher Corp.	88	6,552
Darden Restaurants Inc.	54	1,529
DaVita Inc.[a]	39	2,081
Dean Foods Co.	77	2,156
Deere & Co.	170	14,919
Dell Inc.[a]	820	16,433
DENTSPLY International Inc.	48	1,983
Developers Diversified Realty Corp.	50	2,058
Devon Energy Corp.	160	13,597
Diamond Offshore Drilling Inc.	25	2,823
DIRECTV Group Inc. (The)[a]	281	6,345
Discover Financial Services LLC	169	2,958
Discovery Holding Co. Class Aa	100	2,322
Dish Network Corp. Class Aa	81	2,287
Dominion Resources Inc.	219	9,417
Dover Corp.	74	2,987
Dow Chemical Co. (The)	367	14,188
DST Systems Inc.[a]	23	1,645
DTE Energy Co.	59	2,516
Duke Energy Corp.	483	9,013
Duke Realty Corp.	73	1,726
Dun & Bradstreet Corp. (The)	22	2,024
Dynegy Inc. Class Aa	244	1,713
E.I. du Pont de Nemours and Co.	355	16,039
Eastman Chemical Co.	33	2,180
Eastman Kodak Co.	107	2,133
Eaton Corp.	54	4,469
eBay Inc.[a]	412	11,079
Ecolab Inc.	66	3,185
Edison International	116	6,051
El Paso Corp.	267	4,400
Electronic Arts Inc.[a]	118	5,590
Electronic Data Systems Corp.	195	3,920
Eli Lilly and Co.	389	20,041
Embarq Corp.	55	2,492
EMC Corp.[a]	796	12,633
Emerson Electric Co.	319	16,218

Security	Shares	Value
Energizer Holdings Inc.[a]	20	$1,872
Energy East Corp.	73	1,843
ENSCO International Inc.	53	2,709
Entergy Corp.	73	7,897
EOG Resources Inc.	92	8,050
Equifax Inc.	53	1,966
Equitable Resources Inc.	37	2,063
Equity Residential	108	4,040
Estee Lauder Companies Inc. (The) Class A	47	1,983
Everest Re Group Ltd.	20	2,034
Exelon Corp.	255	19,428
Expedia Inc.[a]	100	2,302
Expeditors International Washington Inc.	69	3,263
Express Scripts Inc.[a]	84	5,669
Exterran Holdings Inc.[a]	25	1,631
Exxon Mobil Corp.	2,096	181,094
Family Dollar Stores Inc.	95	1,998
Fastenal Co.	53	2,142
Federal Home Loan Mortgage Corp.	253	7,689
Federal National Mortgage Association	373	12,630
Federal Realty Investment Trust	23	1,697
FedEx Corp.	110	10,283
Fidelity National Financial Inc.	118	2,323
Fidelity National Information Services Inc.	66	2,802
Fifth Third Bancorp	183	4,959
First American Corp.	56	2,439
First Solar Inc.[a]	15	2,727
FirstEnergy Corp.	115	8,190
Fiserv Inc.[a]	52	2,671
Flextronics International Ltd.[a]	317	3,709
Fluor Corp.	32	3,893
FMC Technologies Inc.[a]	46	2,215
Ford Motor Co.[a]	656	4,356
Forest City Enterprises Inc. Class A	41	1,634
Forest Laboratories Inc.[a]	62	2,466
Fortune Brands Inc.	54	3,776
Foster Wheeler Ltd.[a]	53	3,629
FPL Group Inc.	144	9,285
Franklin Resources Inc.	67	6,983
Freeport-McMoRan Copper & Gold Inc.	146	12,998

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
GameStop Corp. Class Aa	100	$5,173
Gannett Co. Inc.	95	3,515
Gap Inc. (The)	219	4,187
Garmin Ltd.	46	3,319
Genentech Inc.[a]	181	12,704
General Dynamics Corp.	131	11,064
General Electric Co.	3,871	137,072
General Growth Properties Inc.	87	3,177
General Mills Inc.	118	6,444
General Motors Corp.	176	4,983
Genuine Parts Co.	73	3,207
Genworth Financial Inc. Class A	161	3,919
Genzyme Corp.[a]	100	7,813
Gilead Sciences Inc.[a]	352	16,083
Goldman Sachs Group Inc. (The)	140	28,108
Goodrich Corp.	27	1,689
Goodyear Tire & Rubber Co. (The)[a]	75	1,888
Google Inc. Class Aa	88	49,658
Grant Prideco Inc.[a]	48	2,389
H&R Block Inc.	116	2,235
H.J. Heinz Co.	112	4,767
Halliburton Co.	335	11,112
Harley-Davidson Inc.	95	3,855
Harman International Industries Inc.	28	1,304
Harris Corp.	32	1,750
Harsco Corp.	32	1,821
Hartford Financial Services Group Inc. (The)	119	9,612
Hasbro Inc.	75	1,948
HCP Inc.	82	2,494
Health Net Inc.[a]	41	1,906
Hershey Co. (The)	53	1,919
Hess Corp.	108	9,810
Hewlett-Packard Co.	993	43,444
Home Depot Inc.	644	19,751
Honeywell International Inc.	271	16,008
Hospira Inc.[a]	59	2,425
Hudson City Bancorp Inc.	178	2,916
Huntington Bancshares Inc.	124	1,668
Huntsman Corp.	82	1,988
IAC/InterActiveCorp[a]	77	1,997
Illinois Tool Works Inc.	176	8,870

Security	Shares	Value
IMS Health Inc.	88	$2,102
Ingersoll-Rand Co. Ltd. Class A	108	4,268
Intel Corp.	2,211	46,873
IntercontinentalExchange Inc.[a]	22	3,079
International Business Machines Corp.	513	55,065
International Flavors & Fragrances Inc.	41	1,747
International Game Technology Inc.	127	5,419
International Paper Co.	153	4,934
Interpublic Group of Companies Inc. (The)[a]	223	1,991
Intersil Corp. Class A	75	1,727
Intuit Inc.[a]	118	3,621
Intuitive Surgical Inc.[a]	14	3,556
Invitrogen Corp.[a]	21	1,799
Iron Mountain Inc.[a]	63	2,167
iStar Financial Inc.	64	1,708
ITT Industries Inc.	60	3,566
J.C. Penney Co. Inc.	82	3,888
Jabil Circuit Inc.	117	1,550
Jacobs Engineering Group Inc.[a]	44	3,363
Janus Capital Group Inc.	70	1,891
JDS Uniphase Corp.[a]	144	1,499
Johnson & Johnson	1,098	69,459
Johnson Controls Inc.	229	8,100
JPMorgan Chase & Co.	1,294	61,530
Juniper Networks Inc.[a]	186	5,050
Kellogg Co.	95	4,551
KeyCorp	144	3,766
Kimberly-Clark Corp.	155	10,176
Kimco Realty Corp.	90	3,223
KLA-Tencor Corp.	72	3,008
Kohl’s Corp.[a]	118	5,386
Kraft Foods Inc.	599	17,527
Kroger Co. (The)	257	6,541
L-3 Communications Holdings Inc.	48	5,320
Laboratory Corp. of America Holdings[a]	43	3,177
Lam Research Corp.[a]	48	1,843
Lamar Advertising Co.	39	1,682
Las Vegas Sands Corp.[a]	40	3,507
Legg Mason Inc.	53	3,816
Leggett & Platt Inc.	99	1,883
Lehman Brothers Holdings Inc.	176	11,294

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Leucadia National Corp.	64	$2,827
Level 3 Communications Inc.[a]	584	2,009
Lexmark International Inc. Class Aa	57	2,064
Liberty Global Inc. Class Aa	71	2,869
Liberty Global Inc. Class Ca	100	3,720
Liberty Media Corp. - Liberty Capital Group Series Aa	48	5,166
Liberty Media Corp. - Liberty Interactive Group Series Aa	236	3,755
Limited Brands Inc.	138	2,634
Lincare Holdings Inc.[a]	57	1,904
Lincoln National Corp.	97	5,273
Linear Technology Corp.	81	2,241
Lockheed Martin Corp.	134	14,461
Loews Corp.	80	3,735
Lowe’s Companies Inc.	568	15,018
LSI Corp.[a]	354	1,848
M&T Bank Corp.	24	2,202
Macerich Co. (The)	28	1,914
Macy’s Inc.	168	4,644
Manpower Inc.	32	1,800
Marathon Oil Corp.	271	12,696
Marriott International Inc. Class A	131	4,711
Marsh & McLennan Companies Inc.	205	5,658
Marshall & Ilsley Corp.	80	2,232
Martin Marietta Materials Inc.	15	1,841
Marvell Technology Group Ltd.[a]	191	2,267
Masco Corp.	150	3,440
MasterCard Inc. Class A	26	5,382
Mattel Inc.	149	3,130
MBIA Inc.[b]	68	1,054
McAfee Inc.[a]	60	2,020
McCormick & Co. Inc. NVS	52	1,753
McDermott International Inc.[a]	86	4,057
McDonald’s Corp.	457	24,472
McGraw-Hill Companies Inc. (The)	132	5,644
McKesson Corp.	113	7,095
MeadWestvaco Corp.	66	1,848
Medco Health Solutions Inc.[a]	206	10,316
Medtronic Inc.	432	20,118
MEMC Electronic Materials Inc.[a]	100	7,146
Merck & Co. Inc.	823	38,088

Security	Shares	Value
Merrill Lynch & Co. Inc.	320	$18,048
MetLife Inc.	274	16,158
MGM MIRAGE[a]	53	3,881
Microchip Technology Inc.	83	2,649
Micron Technology Inc.[a]	289	2,032
Microsoft Corp.	3,190	103,994
Millennium Pharmaceuticals Inc.[a]	131	1,987
Millipore Corp.[a]	26	1,824
Mirant Corp.[a]	103	3,795
Mohawk Industries Inc.[a]	26	2,078
Molson Coors Brewing Co. Class B	37	1,653
Monsanto Co.	208	23,388
Monster Worldwide Inc.[a]	59	1,643
Moody’s Corp.	90	3,149
Morgan Stanley	369	18,240
Mosaic Co. (The)[a]	100	9,101
Motorola Inc.	866	9,985
Murphy Oil Corp.	33	2,427
Nabors Industries Ltd.[a]	101	2,749
National City Corp.	231	4,109
National Oilwell Varco Inc.[a]	134	8,071
National Semiconductor Corp.	104	1,917
Network Appliance Inc.[a]	139	3,228
New York Community Bancorp Inc.	111	2,059
Newell Rubbermaid Inc.	97	2,340
Newfield Exploration Co.[a]	48	2,394
Newmont Mining Corp.	174	9,455
News Corp. Class A	707	13,362
News Corp. Class B	186	3,616
NII Holdings Inc. Class Ba	66	2,816
Nike Inc. Class B	125	7,720
NiSource Inc.	173	3,285
Noble Corp.	98	4,289
Noble Energy Inc.	63	4,573
Nordstrom Inc.	53	2,062
Norfolk Southern Corp.	151	8,213
Northern Trust Corp.	77	5,649
Northrop Grumman Corp.	125	9,920
Novellus Systems Inc.[a]	77	1,830
Nucor Corp.	117	6,763
NVIDIA Corp.[a]	199	4,893
NYMEX Holdings Inc.	34	3,910

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
NYSE Euronext Inc.	56	$4,404
Occidental Petroleum Corp.	313	21,243
Office Depot Inc.[a]	120	1,780
Old Republic International Corp.	125	1,866
Omnicare Inc.	79	1,749
Omnicom Group Inc.	116	5,263
Oracle Corp.[a]	1,546	31,770
Oshkosh Truck Corp.	40	1,830
Owens-Illinois Inc.[a]	60	3,024
PACCAR Inc.	133	6,240
Pall Corp.	51	1,881
Parker Hannifin Corp.	65	4,395
PartnerRe Ltd.	24	1,903
Patterson Companies Inc.[a]	61	1,954
Patterson-UTI Energy Inc.	101	1,978
Paychex Inc.	128	4,188
Peabody Energy Corp.	100	5,402
Pentair Inc.	58	1,842
People’s United Financial Inc.	117	1,976
Pepco Holdings Inc.	69	1,757
PepsiCo Inc.	606	41,323
PetSmart Inc.	70	1,601
Pfizer Inc.	2,631	61,539
PG&E Corp.	135	5,540
Pinnacle West Capital Corp.	46	1,767
Pioneer Natural Resources Co.	44	1,844
Pitney Bowes Inc.	52	1,908
Plum Creek Timber Co. Inc.	64	2,672
PNC Financial Services Group Inc. (The)	131	8,596
Polo Ralph Lauren Corp.	30	1,818
PPG Industries Inc.	63	4,164
PPL Corp.	142	6,947
Praxair Inc.	122	9,871
Precision Castparts Corp.	27	3,073
Pride International Inc.[a]	62	1,966
Principal Financial Group Inc.	91	5,425
Procter & Gamble Co. (The)	1,180	77,821
Progress Energy Inc.	87	3,930
Progressive Corp. (The)	252	4,677
Prudential Financial Inc.	172	14,512
Public Service Enterprise Group Inc.	96	9,216
Public Storage	50	3,913

Security	Shares	Value
Pulte Homes Inc.	184	$3,007
QUALCOMM Inc.	633	26,852
Quest Diagnostics Inc.	62	3,058
Questar Corp.	64	3,258
Qwest Communications International Inc.	590	3,469
R.R. Donnelley & Sons Co.	75	2,617
Range Resources Corp.	100	5,222
Raytheon Co.	167	10,878
Regency Centers Corp.	29	1,781
Regions Financial Corp.	268	6,764
Reliant Energy Inc.[a]	132	2,808
RenaissanceRe Holdings Ltd.	34	1,938
Republic Services Inc.	61	1,830
Reynolds American Inc.	34	2,153
Robert Half International Inc.	76	2,111
Rockwell Automation Inc.	59	3,364
Rockwell Collins Inc.	62	3,918
Rohm & Haas Co.	55	2,934
Ross Stores Inc.	73	2,128
Rowan Companies Inc.	54	1,838
Royal Caribbean Cruises Ltd.	56	2,256
Safeco Corp.	35	1,868
Safeway Inc.	169	5,237
Salesforce.com Inc.[a]	36	1,882
SanDisk Corp.[a]	87	2,214
Sara Lee Corp.	256	3,599
Schering-Plough Corp.	286	5,597
Schlumberger Ltd.	450	33,957
Seagate Technology	205	4,155
Sealed Air Corp.	85	2,223
Sears Holdings Corp.[a,b]	31	3,425
SEI Investments Co.	63	1,745
Sempra Energy	91	5,087
Sherwin-Williams Co. (The)	41	2,346
Sigma-Aldrich Corp.	45	2,235
Simon Property Group Inc.	86	7,687
Sirius Satellite Radio Inc.[a,b]	555	1,776
SL Green Realty Corp.	23	2,135
SLM Corp.	213	4,633
Smith International Inc.	73	3,957
Smurfit-Stone Container Corp.[a]	180	1,708

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Southern Co. (The)	282	$10,251
Southwestern Energy Co.[a]	100	5,591
Sovereign Bancorp Inc.	163	2,033
Spectra Energy Corp.	236	5,390
Sprint Nextel Corp.	1,147	12,078
SPX Corp.	20	2,012
St. Jude Medical Inc.[a]	129	5,226
Stanley Works (The)	40	2,054
Staples Inc.	272	6,512
Starbucks Corp.[a]	289	5,465
Starwood Hotels & Resorts Worldwide Inc.	82	3,711
State Street Corp.	150	12,318
Stryker Corp.	109	7,300
Sun Microsystems Inc.[a]	351	6,143
Sunoco Inc.	45	2,799
SunPower Corp. Class Aa	16	1,105
SunTrust Banks Inc.	123	8,481
SUPERVALU Inc.	80	2,405
Symantec Corp.[a]	169	3,030
Synopsys Inc.[a]	100	2,202
Sysco Corp.	231	6,711
T. Rowe Price Group Inc.	97	4,907
Target Corp.	307	17,063
TD Ameritrade Holding Corp.[a]	102	1,914
Telephone and Data Systems Inc.	31	1,635
Tellabs Inc.[a]	292	1,991
Teradata Corp.[a]	75	1,787
Terex Corp.[a]	40	2,350
Tesoro Corp.	53	2,070
Texas Instruments Inc.	542	16,764
Textron Inc.	93	5,213
Thermo Fisher Scientific Inc.[a]	160	8,238
3M Co.	255	20,311
Tiffany & Co.	52	2,075
Time Warner Cable Inc. Class Aa	77	1,937
Time Warner Inc.	1,437	22,618
TJX Companies Inc. (The)	168	5,302
Toll Brothers Inc.[a]	100	2,328
Torchmark Corp.	32	1,954
Total System Services Inc.	44	1,016
Trane Inc.	67	3,000

Security	Shares	Value
Transocean Inc.[a]	117	$14,344
Travelers Companies Inc. (The)	245	11,785
Tyco Electronics Ltd.	187	6,322
Tyson Foods Inc. Class A	131	1,867
U.S. Bancorp	656	22,271
UDR Inc.	89	2,032
Ultra Petroleum Corp.[a]	100	6,880
Union Pacific Corp.	96	12,003
United Parcel Service Inc. Class B	255	18,656
United States Steel Corp.	46	4,697
United Technologies Corp.	359	26,354
UnitedHealth Group Inc.	500	25,420
Unum Group	137	3,099
UST Inc.	35	1,819
Valero Energy Corp.	210	12,430
Varian Medical Systems Inc.[a]	48	2,496
Ventas Inc.	52	2,298
VeriSign Inc.[a]	94	3,188
Verizon Communications Inc.	1,094	42,491
Vertex Pharmaceuticals Inc.[a]	78	1,588
VF Corp.	28	2,166
Viacom Inc. Class Ba	227	8,799
Virgin Media Inc.	114	1,906
Vornado Realty Trust	54	4,882
Vulcan Materials Co.	41	3,217
W.R. Berkley Corp.	65	1,967
W.W. Grainger Inc.	30	2,387
Wachovia Corp.	755	29,392
Walgreen Co.	379	13,307
Wal-Mart Stores Inc.	939	47,776
Walt Disney Co. (The)	708	21,190
Washington Mutual Inc.	337	6,713
Washington Post Co. (The) Class B	3	2,232
Waste Management Inc.	188	6,099
Waters Corp.[a]	38	2,183
Weatherford International Ltd.[a]	126	7,788
WellPoint Inc.[a]	226	17,673
Wells Fargo & Co.	1,229	41,798
Western Digital Corp.[a]	85	2,248
Western Union Co.	288	6,451
Weyerhaeuser Co.	82	5,553
Whirlpool Corp.	28	2,383

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2008

Security	Shares	Value
Whole Foods Market Inc.	54	$2,130
Williams Companies Inc. (The)	228	7,289
Williams-Sonoma Inc.	69	1,855
Windstream Corp.	149	1,730
Wisconsin Energy Corp.	41	1,867
Wm. Wrigley Jr. Co.	68	3,905
Wyeth	511	20,338
Wyndham Worldwide Corp.	70	1,649
Wynn Resorts Ltd.	24	2,760
Xcel Energy Inc.	147	3,056
Xerox Corp.	345	5,313
Xilinx Inc.	112	2,449
XL Capital Ltd. Class A	65	2,925
XM Satellite Radio Holdings Inc. Class Aa	131	1,624
XTO Energy Inc.	181	9,401
Yahoo! Inc.[a]	457	8,765
Yum! Brands Inc.	201	6,866
Zimmer Holdings Inc.[a]	90	7,044
Zions Bancorporation	37	2,025

		4,762,313

TOTAL COMMON STOCKS (Cost: $10,018,737)		8,941,530

PREFERRED STOCKS – 0.32%

GERMANY – 0.19%
Fresenius SE	24	1,858
Henkel KGaA	64	2,895
Porsche Automobil Holding SE	3	5,326
RWE AG	17	1,770
Volkswagen AG	41	5,639

		17,488

ITALY – 0.13%
Intesa Sanpaolo SpA RNC	429	2,903
Istituto Finanziario Industriale SpA[a]	58	1,675
Telecom Italia SpA RNC	2,338	5,317
Unipol Gruppo Finanziario SpA	573	1,493

		11,388

TOTAL PREFERRED STOCKS (Cost: $33,658)		28,876

Security	Shares	Value
RIGHTS – 0.00%

ITALY – 0.00%
Pirelli & C. SpA[d]	1,669	$–

		–

TOTAL RIGHTS (Cost: $0)		–

SHORT-TERM INVESTMENTS – 1.32%

MONEY MARKET FUNDS – 1.32%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[c,e]	13,464	13,464
BGI Cash Premier Fund LLC 4.26%[c,e,f]	104,942	104,942

		118,406

TOTAL SHORT-TERM INVESTMENTS (Cost: $118,406)		118,406

TOTAL INVESTMENTS IN SECURITIES – 101.15% (Cost: $10,170,801)		9,088,812

Other Assets, Less Liabilities – (1.15)%		(103,189)

NET ASSETS – 100.00%		$8,985,623

ADR – American Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2008

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$18,317,646	$5,162,019,738	$1,151,709,575	$1,072,574,531
Affiliated issuers (Note 2)	169,400	1,229,024,834	6,783,210	21,663,807

Total cost of investments	$18,487,046	$6,391,044,572	$1,158,492,785	$1,094,238,338

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$16,653,778	$5,411,168,032	$1,134,178,287	$1,013,402,414
Affiliated issuers (Note 2)	169,400	1,229,024,834	6,783,210	17,715,456

Total value of investments	16,823,178	6,640,192,866	1,140,961,497	1,031,117,870
Foreign currencies, at value[b]	45,178	2,861,012	1,581,716	2,713,677
Receivables:
Investment securities sold	30,902	–	–	1,477,946
Due from custodian (Note 4)	–	–	13,744	–
Dividends and interest	15,914	927,007	658,619	1,519,924

Total Assets	16,915,172	6,643,980,885	1,143,215,576	1,036,829,417

LIABILITIES
Payables:
Investment securities purchased	41,641	–	13,744	2,306,454
Collateral for securities on loan (Note 5)	168,016	1,226,774,415	6,664,786	7,349,464
Capital shares redeemed	–	31,521	–	1,025,338
Investment advisory fees (Note 2)	5,874	3,991,714	388,913	379,027

Total Liabilities	215,531	1,230,797,650	7,067,443	11,060,283

NET ASSETS	$16,699,641	$5,413,183,235	$1,136,148,133	$1,025,769,134

Net assets consist of:
Paid-in capital	$18,360,738	$3,468,302,873	$1,143,226,258	$1,073,211,262
Undistributed (distributions in excess of) net investment income	24,302	(5,431,384)	574,085	(4,985,055)
Undistributed net realized gain (accumulated net realized loss)	(22,147)	1,701,160,776	9,833,168	20,609,136
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,663,252)	249,150,970	(17,485,378)	(63,066,209)

NET ASSETS	$16,699,641	$5,413,183,235	$1,136,148,133	$1,025,769,134

Shares outstanding[c]	400,000	39,000,000	16,000,000	15,600,000

Net asset value per share	$41.75	$138.80	$71.01	$65.75

[a]	Securities on loan with market values of $159,589, $1,138,175,754, $6,318,616 and $6,971,357, respectively. See Note 5.
[b]	Cost of foreign currencies: $44,689, $2,858,336, $1,564,988 and $2,688,851, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2008

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$28,391,407	$10,022,124
Affiliated issuers (Note 2)	431,804	148,677

Total cost of investments	$28,823,211	$10,170,801

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$26,402,384	$8,946,113
Affiliated issuers (Note 2)	431,804	142,699

Total value of investments	26,834,188	9,088,812
Foreign currencies, at value[b]	123,193	25,951
Receivables:
Investment securities sold	88,412	–
Due from custodian (Note 4)	861,944	–
Dividends and interest	12,514	7,217

Total Assets	27,920,251	9,121,980

LIABILITIES
Payables:
Investment securities purchased	1,007,220	29,478
Collateral for securities on loan (Note 5)	410,207	104,942
Investment advisory fees (Note 2)	6,071	1,937

Total Liabilities	1,423,498	136,357

NET ASSETS	$26,496,753	$8,985,623

Net assets consist of:
Paid-in capital	$28,494,401	$10,058,827
Undistributed net investment income	18,527	8,624
Accumulated net realized loss	(28,214)	(34)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,987,961)	(1,081,794)

NET ASSETS	$26,496,753	$8,985,623

Shares outstanding[c]	600,000	200,000

Net asset value per share	$44.16	$44.93

[a]	Securities on loan with market values of $370,051 and $100,039, respectively. See Note 5.
[b]	Cost of foreign currencies: $122,584 and $25,761, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2008

	iShares FTSE Developed Small Cap ex-North America Index Fund[a]	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$55,056	$48,899,328	$6,063,327	$16,517,656
Dividends from affiliated issuers (Note 2)	–	–	–	256,855
Interest from affiliated issuers (Note 2)	101	147,517	23,780	60,303
Securities lending income from affiliated issuers (Note 2)	391	5,218,749	30,121	25,359

Total investment income	55,548	54,265,594	6,117,228	16,860,173

EXPENSES
Investment advisory fees (Note 2)	12,182	25,876,210	1,708,671	2,400,183

Total expenses	12,182	25,876,210	1,708,671	2,400,183

Net investment income	43,366	28,389,384	4,408,557	14,459,990

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(22,401)	(25,730,628)	(2,241,073)	(19,474,163)
Investments in affiliated issuers (Note 2)	–	–	–	(532,788)
In-kind redemptions	–	1,755,295,667	12,615,531	41,257,239
Foreign currency transactions	254	114,362	(3,671)	295,845

Net realized gain (loss)	(22,147)	1,729,679,401	10,370,787	21,546,133

Net change in unrealized appreciation (depreciation) on:
Investments	(1,663,868)	(1,633,814,760)	(100,935,464)	(163,953,757)
Translation of assets and liabilities in foreign currencies	616	(6,927)	31,052	7,151

Net change in unrealized appreciation (depreciation)	(1,663,252)	(1,633,821,687)	(100,904,412)	(163,946,606)

Net realized and unrealized gain (loss)	(1,685,399)	95,857,714	(90,533,625)	(142,400,473)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,642,033)	$124,247,098	$(86,125,068)	$(127,940,483)

[a]	For the period from November 12, 2007 (commencement of operations) to January 31, 2008.
[b]	Net of foreign withholding tax of $1,867, $-, $313,158 and $845,977, respectively.

See notes to financial statements.

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Period ended January 31, 2008

	iShares MSCI EAFE Small Cap Index Fund [a]	iShares MSCI Kokusai Index Fund [a]
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$34,345	$18,284
Interest from affiliated issuers (Note 2)	81	88
Securities lending income from affiliated issuers (Note 2)	218	36

Total investment income	34,644	18,408

EXPENSES
Investment advisory fees (Note 2)	8,294	3,336

Total expenses	8,294	3,336

Net investment income	26,350	15,072

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(28,232)	60
Foreign currency transactions	18	(94)

Net realized loss	(28,214)	(34)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,989,023)	(1,081,989)
Translation of assets and liabilities in foreign currencies	1,062	195

Net change in unrealized appreciation (depreciation)	(1,987,961)	(1,081,794)

Net realized and unrealized loss	(2,016,175)	(1,081,828)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,989,825)	$(1,066,756)

[a]	For the period from December 10, 2007 (commencement of operations) to January 31, 2008.
[b]	Net of foreign withholding tax of $1,275 and $781, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares FTSE/Xinhua China 25 Index Fund
	Period from November 12, 2007[a] to January 31, 2008 (Unaudited)	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$ 43,366	$28,389,384	$77,758,164
Net realized gain (loss)	(22,147)	1,729,679,401	1,126,874,263
Net change in unrealized appreciation (depreciation)	(1,663,252)	(1,633,821,687)	1,427,343,795

Net increase (decrease) in net assets resulting from operations	(1,642,033)	124,247,098	2,631,976,222

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(19,064)	(85,908,604)	(65,514,203)

Total distributions to shareholders	(19,064)	(85,908,604)	(65,514,203)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,360,738	3,008,122,543	2,989,557,517
Cost of shares redeemed	–	(3,484,136,383)	(2,678,572,825)

Net increase (decrease) in net assets from capital share transactions	18,360,738	(476,013,840)	310,984,692

INCREASE (DECREASE) IN NET ASSETS	16,699,641	(437,675,346)	2,877,446,711

NET ASSETS
Beginning of period	–	5,850,858,581	2,973,411,870

End of period	$16,699,641	$5,413,183,235	$5,850,858,581

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 24,302	$(5,431,384)	$52,087,836

SHARES ISSUED AND REDEEMED
Shares sold	400,000	18,250,000	28,200,000
Shares redeemed	–	(20,750,000)	(24,750,000)

Net increase (decrease) in shares outstanding	400,000	(2,500,000)	3,450,000

[a]	Commencement of operations.

See notes to financial statements.

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,408,557	$7,929,338	$14,459,990	$23,464,340
Net realized gain	10,370,787	1,471,505	21,546,133	24,935,964
Net change in unrealized appreciation (depreciation)	(100,904,412)	73,928,499	(163,946,606)	92,630,101

Net increase (decrease) in net assets resulting from operations	(86,125,068)	83,329,342	(127,940,483)	141,030,405

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(10,464,130)	(4,132,532)	(38,186,555)	(11,447,878)
From net realized gain	(332,580)	–	(15,065,069)	–

Total distributions to shareholders	(10,796,710)	(4,132,532)	(53,251,624)	(11,447,878)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	753,856,722	186,093,474	187,032,387	770,306,651
Cost of shares redeemed	(32,941,055)	–	(176,728,883)	(56,337,675)

Net increase in net assets from capital share transactions	720,915,667	186,093,474	10,303,504	713,968,976

INCREASE (DECREASE) IN NET ASSETS	623,993,889	265,290,284	(170,888,603)	843,551,503

NET ASSETS
Beginning of period	512,154,244	246,863,960	1,196,657,737	353,106,234

End of period	$1,136,148,133	$512,154,244	$1,025,769,134	$1,196,657,737

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$574,085	$6,629,658	$(4,985,055)	$18,741,510

SHARES ISSUED AND REDEEMED
Shares sold	9,600,000	2,800,000	2,400,000	10,800,000
Shares redeemed	(400,000)	–	(2,400,000)	(800,000)

Net increase in shares outstanding	9,200,000	2,800,000	–	10,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small Cap Index Fund	iShares MSCI Kokusai Index Fund
	Period from December 10, 2007[a] to January 31, 2008 (Unaudited)	Period from December 10, 2007[a] to January 31, 2008 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,350	$15,072
Net realized loss	(28,214)	(34)
Net change in unrealized appreciation (depreciation)	(1,987,961)	(1,081,794)

Net decrease in net assets resulting from operations	(1,989,825)	(1,066,756)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,823)	(6,448)

Total distributions to shareholders	(7,823)	(6,448)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,494,401	10,058,827

Net increase in net assets from capital share transactions	28,494,401	10,058,827

INCREASE IN NET ASSETS	26,496,753	8,985,623

NET ASSETS
Beginning of period	–	–

End of period	$26,496,753	$8,985,623

Undistributed net investment income included in net assets at end of period	$18,527	$8,624

SHARES ISSUED
Shares sold	600,000	200,000

Net increase in shares outstanding	600,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares FTSE Developed Small Cap ex-North America Index Fund

Period from Nov. 12, 2007[a] to Jan. 31, 2008 (Unaudited)
Net asset value, beginning of period	$ 48.85

Income from investment operations:
Net investment income[b]	0.17
Net realized and unrealized loss[c]	(7.17)

Total from investment operations	(7.00)

Less distributions from:
Net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$ 41.75

Total return	(14.35)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,700
Ratio of expenses to average net assets[e]	0.50%
Ratio of net investment income to average net assets[e]	1.78%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Period from Oct. 5, 2004[a] to Jul. 31, 2005
Net asset value, beginning of period	$140.98	$78.14	$61.41	$53.60

Income from investment operations:
Net investment income	0.68 [b]	1.78 [b]	1.84 [b]	0.99
Net realized and unrealized gain (loss)[c]	(0.77)	62.37	16.14	6.82

Total from investment operations	(0.09)	64.15	17.98	7.81

Less distributions from:
Net investment income	(2.09)	(1.31)	(1.25)	–

Total distributions	(2.09)	(1.31)	(1.25)	–

Net asset value, end of period	$138.80	$140.98	$78.14	$61.41

Total return	(0.38)%[d]	82.72%	29.81%	14.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,413,183	$5,850,859	$2,973,412	$1,000,952
Ratio of expenses to average net assets[e]	0.73%	0.74%	0.74%	0.78%
Ratio of net investment income to average net assets[e]	0.80%	1.74%	2.62%	2.97%
Portfolio turnover rate[f]	10%	36%	45%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$75.32	$61.72	$50.88

Income from investment operations:
Net investment income[b]	0.40	1.35	1.34
Net realized and unrealized gain (loss)[c]	(3.98)	12.94	9.73

Total from investment operations	(3.58)	14.29	11.07

Less distributions from:
Net investment income	(0.71)	(0.69)	(0.23)
Net realized gain	(0.02)	–	–

Total distributions	(0.73)	(0.69)	(0.23)

Net asset value, end of period	$71.01	$75.32	$61.72

Total return	(4.80)%[d]	23.28%	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,136,148	$512,154	$246,864
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.03%	1.93%	2.25%
Portfolio turnover rate[f]	20%	28%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$76.71	$63.05	$51.00

Income from investment operations:
Net investment income[b]	0.91	2.16	2.61
Net realized and unrealized gain (loss)[c]	(8.62)	12.69	9.69

Total from investment operations	(7.71)	14.85	12.30

Less distributions from:
Net investment income	(2.33)	(1.19)	(0.25)
Net realized gain	(0.92)	–	–

Total distributions	(3.25)	(1.19)	(0.25)

Net asset value, end of period	$65.75	$76.71	$63.05

Total return	(10.33)%[d]	23.70%	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,025,769	$1,196,658	$353,106
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.41%	2.95%	4.34%
Portfolio turnover rate[f]	12%	21%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI EAFE Small Cap Index Fund

Period from Dec. 10, 2007[a] to Jan. 31, 2008 (Unaudited)
Net asset value, beginning of period	$ 50.70

Income from investment operations:
Net investment income[b]	0.08
Net realized and unrealized loss[c]	(6.58)

Total from investment operations	(6.50)

Less distributions from:
Net investment income	(0.04)

Total distributions	(0.04)

Net asset value, end of period	$ 44.16

Total return	(12.83)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$26,497
Ratio of expenses to average net assets[e]	0.40%
Ratio of net investment income to average net assets[e]	1.27%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares MSCI Kokusai Index Fund

Period from Dec. 10, 2007[a] to Jan. 31, 2008 (Unaudited)
Net asset value, beginning of period	$ 50.29

Income from investment operations:
Net investment income[b]	0.08
Net realized and unrealized loss[c]	(5.41)

Total from investment operations	(5.33)

Less distributions from:
Net investment income	(0.03)

Total distributions	(0.03)

Net asset value, end of period	$ 44.93

Total return	(10.60)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$ 8,986
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	1.13%
Portfolio turnover rate[f]	0%[g]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rate calculated rounds to less than 1%.

See notes to financial statements.

74	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE Developed Small Cap ex-North America, iShares FTSE/Xinhua China 25, iShares MSCI EAFE Growth, iShares MSCI EAFE Value, iShares MSCI EAFE Small Cap and iShares MSCI Kokusai Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares FTSE Developed Small Cap ex-North America Index Fund commenced operations on November 12, 2007 and both the iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Kokusai Index Fund commenced operations on December 10, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

76	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2008.

Certain Funds had tax basis net capital loss carryforwards as of July 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Total
FTSE/Xinhua China 25	$3,332,711	$3,332,711

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended January 31, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of January 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$18,489,211	$204,159	$(1,870,192)	$(1,666,033)
FTSE/Xinhua China 25	6,420,631,730	506,641,433	(287,080,297)	219,561,136
MSCI EAFE Growth	1,160,288,712	52,494,342	(71,821,557)	(19,327,215)
MSCI EAFE Value	1,100,910,985	36,378,170	(106,171,285)	(69,793,115)
MSCI EAFE Small Cap	28,829,318	202,793	(2,197,923)	(1,995,130)
MSCI Kokusai	10,170,859	39,746	(1,121,793)	(1,082,047)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of January 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund (except for the iShares FTSE/Xinhua China 25 Index Fund) as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI EAFE Growth	0.40
MSCI EAFE Value	0.40
MSCI EAFE Small Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares FTSE/Xinhua China 25 Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as

78	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$391
FTSE/Xinhua China 25	5,218,749
MSCI EAFE Growth	30,121
MSCI EAFE Value	25,359
MSCI EAFE Small Cap	218
MSCI Kokusai	36

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

The following table provides information about the direct investment by certain Funds (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which a Fund owns 5% or more of the outstanding voting securities, for the six months ended January 31, 2008.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss

MSCI EAFE Value Barclays PLC	1,122	139	157	1,104	$10,316,175	$256,855	$(532,788)
MSCI Kokusai Barclays PLC	–	3	–	3	24,293	–	–

As of January 31, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$461,682	$297,832
FTSE/Xinhua China 25	689,226,870	735,180,653
MSCI EAFE Growth	211,164,561	174,381,054
MSCI EAFE Value	248,658,580	144,458,429
MSCI EAFE Small Cap	246,155	186,932
MSCI Kokusai	40,948	21,010

In-kind transactions (see Note 4) for the six months ended January 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE Developed Small Cap ex-North America	$18,189,708	$–
FTSE/Xinhua China 25	2,997,182,574	3,471,764,312
MSCI EAFE Growth	709,103,378	32,247,690
MSCI EAFE Value	60,164,893	174,215,194
MSCI EAFE Small Cap	28,358,931	–
MSCI Kokusai	10,045,121	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

80	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of January 31, 2008, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of January 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Notes:

82	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	83

Notes:

84	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunication Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)
iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, no rare they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

6483-iS-0308

86	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares FTSE/Xinhua China 25 Index Fund and the iShares FTSE Developed Small Cap ex-North America Index Fund also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website. The iShares MSCI Series discloses its complete schedules of portfolio holdings on a monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-063-03008

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares®

BARCLAYS

iSHARES® MSCI SERIES

2008 Semi-Annual Report to Shareholders – January 31, 2008

iShares MSCI EAFE Index Fund

iShares®

Fund Performance Overview

iSHARES® MSCI EAFE INDEX FUND

Performance as of January 31, 2008

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2008, the Fund declined 7.56%, while the Index declined 7.52%.

Average Annual Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.19%	(0.03)%	0.22%	20.05%	20.16%	20.28%	10.33%	10.46%	10.47%

Cumulative Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.19%	(0.03)%	0.22%	149.33%	150.49%	151.75%	88.84%	90.29%	90.47%

Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/08
Sector	Percentage of Net Assets
Financial	26.33%

Consumer Non-Cyclical	16.00

Industrial	11.71

Consumer Cyclical	10.51

Communications	9.99

Basic Materials	8.91

Energy	7.64

Utilities	5.90

Technology	1.95

Diversified	0.88

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
BP PLC (United Kingdom)	1.60%

Vodafone Group PLC (United Kingdom)	1.45

HSBC Holdings PLC (United Kingdom)	1.40

Nestle SA Registered (Switzerland)	1.35

Total SA (France)	1.24

Toyota Motor Corp. (Japan)	1.19

Nokia OYJ (Finland)	1.07

GlaxoSmithKline PLC (United Kingdom)	1.04

Royal Dutch Shell PLC Class A (United Kingdom)	1.03

Roche Holding AG (Switzerland)	1.01

TOTAL	12.38%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your on going costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period “to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/07 to 1/31/08)
Actual	$1,000.00	$ 924.40	0.34%	$1.64
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.34	1.73

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.31%

AUSTRALIA – 6.53%
AGL Energy Ltd.	2,022,902	$21,698,958
Alumina Ltd.	5,648,463	26,413,207
Amcor Ltd.	3,797,285	23,382,010
AMP Ltd.	7,268,010	54,482,166
Aristocrat Leisure Ltd.[a]	1,568,042	13,853,275
Asciano Group	2,211,900	10,856,448
ASX Ltd.	828,965	34,991,044
Australia and New Zealand Banking Group Ltd.	6,933,129	160,927,103
Babcock & Brown Ltd.[a]	969,537	15,530,606
BHP Billiton Ltd.	12,387,736	409,580,918
BlueScope Steel Ltd.	3,504,284	31,866,403
Boral Ltd.	3,040,016	16,277,462
Brambles Ltd.	5,689,928	54,178,971
Caltex Australia Ltd.	791,701	11,155,856
Coca-Cola Amatil Ltd.	2,921,482	24,402,742
Cochlear Ltd.	196,334	12,220,790
Commonwealth Bank of Australia	4,753,970	209,576,676
Commonwealth Property Office Fund	40,606,951	50,370,324
Computershare Ltd.	2,259,553	15,970,087
CSL Ltd.	2,136,928	65,142,934
CSR Ltd.	5,820,348	16,205,525
DB RREEF Trust	20,722,169	29,310,555
Fortescue Metals Group Ltd.[b]	4,732,387	26,057,034
Foster’s Group Ltd.	8,951,484	44,894,271
Futuris Corp. Ltd.	5,568,187	11,428,815
Goodman Group	5,674,935	22,181,686
GPT Group	9,579,171	32,056,696
Harvey Norman Holdings Ltd.	3,884,833	19,240,878
Insurance Australia Group Ltd.	7,339,362	24,430,182
James Hardie Industries NV	2,529,344	14,062,272
John Fairfax Holdings Ltd.[a]	4,772,978	17,165,404
Leighton Holdings Ltd.[a]	515,244	22,760,285
Lend Lease Corp. Ltd.	1,807,263	22,998,550
Macquarie Airports	2,898,084	10,008,788
Macquarie Group Ltd.[a]	1,011,451	58,670,227
Macquarie Infrastructure Group	11,483,954	31,154,773

Security	Shares	Value
Mirvac Group	7,014,398	$31,110,454
National Australia Bank Ltd.	6,081,684	187,784,400
Newcrest Mining Ltd.	1,810,992	56,451,395
OneSteel Ltd.	2,551,239	15,117,459
Orica Ltd.	1,232,952	31,776,270
Origin Energy Ltd.	4,987,336	38,810,092
Oxiana Ltd.	5,175,276	13,855,249
Paladin Energy Ltd.[a,b]	2,338,360	9,244,313
Qantas Airways Ltd.	4,334,092	18,062,363
QBE Insurance Group Ltd.	3,053,763	75,759,951
Rio Tinto Ltd.	1,100,667	120,814,933
Santos Ltd.	3,232,833	34,965,960
Stockland Corp Ltd.	6,699,906	43,407,512
Suncorp-Metway Ltd.	3,232,046	44,244,822
Symbion Health Ltd.	3,971,811	14,000,554
Tabcorp Holdings Ltd.	2,719,748	33,761,004
Tatts Group Ltd.	5,079,726	17,089,966
Telstra Corp. Ltd.	9,565,887	37,048,833
Telstra Corp. Ltd. Instalment Receipts[a]	5,722,872	14,248,784
Toll Holdings Ltd.	2,241,066	21,999,200
Transurban Group	4,823,994	28,412,553
Wesfarmers Ltd.	1,785,757	56,254,416
Westfield Group	6,352,245	104,871,754
Westpac Banking Corp.	6,967,956	159,061,657
Woodside Petroleum Ltd.	1,904,082	78,758,049
Woolworths Ltd.	4,381,994	112,622,154
WorleyParsons Ltd.	520,915	18,250,582
Zinifex Ltd.	2,028,417	18,608,438

		3,101,897,038

AUSTRIA – 0.58%
Erste Bank der Oesterreichischen Sparkassen AG	1,035,382	55,494,114
Oesterreichische Elektrizitaetswirtschafts AG Class A	584,791	38,183,613
OMV AG	501,649	35,651,592
Raiffeisen International Bank Holding AG	212,544	26,607,263
RHI AGa,b	281,719	10,114,994
Telekom Austria AG	1,924,801	53,491,879

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
voestalpine AG	205,882	$12,491,888
Wiener Staedtische Allgemeine Versicherung AGa	304,217	23,196,820
Wienerberger AG	386,578	17,543,060

		272,775,223

BELGIUM – 1.28%
Cofinimmo SA	177,470	34,437,598
Colruyt SA	107,129	26,745,695
Delhaize Group	334,209	25,315,495
Dexia SA	2,041,013	48,652,974
Euronav SAa	190,302	6,967,953
Fortis	7,596,385	167,470,922
Groupe Bruxelles Lambert SA	393,558	45,194,365
InBev	643,487	52,258,165
KBC Group NV	702,051	88,343,426
Mobistar SA	153,873	14,323,318
NV Bekaert SA	117,498	14,696,778
Omega Pharma SA	99,169	4,611,918
Solvay SA	266,930	33,194,239
UCB SA	445,612	21,432,730
Umicore	113,344	25,526,663

		609,172,239

DENMARK – 0.92%
A.P. Moller - Maersk A/S Class B	4,428	43,094,034
A/S Dampskibsselskabet TORM[a]	290,784	9,154,049
Carlsberg A/S Class Ba	196,281	20,388,882
Coloplast A/S Class B	244,647	19,849,310
Danisco A/S	294,566	19,540,809
Danske Bank A/S	1,817,910	63,998,838
DSV A/S	746,293	14,044,363
FLS Industries A/S Class B	205,902	17,953,063
Novo Nordisk A/S Class B	1,902,994	117,924,889
Novozymes A/S Class Ba	304,835	23,309,825
Topdanmark A/Sa,b	140,335	20,625,818
Vestas Wind Systems A/Sb	721,176	68,323,972

		438,207,852

FINLAND – 1.91%
Cargotec Corp. Class B	295,604	12,364,214
Elisa OYJ Class A	834,995	23,514,304
Fortum OYJ	1,850,436	73,973,400
Kone OYJ Class B	468,620	30,889,702
Metso OYJ	642,273	29,688,640

Security	Shares	Value
Neste Oil OYJ	697,623	$22,052,428
Nokia OYJ	14,129,542	509,616,069
Nokian Renkaat OYJ	636,541	21,318,504
Outokumpu OYJ	633,417	19,703,960
Rautaruukki OYJ	482,064	19,627,959
Sampo OYJ Class A	1,832,724	47,405,390
Stora Enso OYJ Class R	2,450,866	33,529,671
UPM-Kymmene OYJ	2,378,068	44,434,610
YIT OYJ	864,525	18,009,821

		906,128,672

FRANCE – 10.34%
Accor SA	851,821	64,321,515
Aeroports de Paris[a]	99,270	10,994,041
Air France-KLM	567,684	15,633,540
Alcatel-Lucent	9,473,667	58,771,921
ALSTOM	395,438	78,261,847
ArcelorMittal	3,424,042	223,570,974
Atos Origin SAb	339,953	16,715,736
AXA	5,931,113	200,923,143
BNP Paribas	3,219,932	313,840,004
Bouygues SA	832,781	63,290,688
Cap Gemini SA	553,713	29,677,754
Carrefour SA	2,301,198	160,170,298
Compagnie de Saint-Gobain	1,119,562	86,312,456
Compagnie Generale de Geophysique-Veritas[b]	100,373	23,223,638
Compagnie Generale des Etablissements Michelin Class Ba	575,001	54,554,282
Credit Agricole SA	2,857,514	86,689,814
Dassault Systemes SAa	276,854	15,248,653
Electricite de France	268,029	27,588,577
Essilor International SA	818,540	46,913,823
European Aeronautic Defence and Space Co.[a]	1,303,898	32,896,595
France Telecom SA	6,870,589	240,276,672
Gaz de France	696,516	37,300,731
Groupe Danone[a]	1,691,943	135,350,056
Hermes International	264,573	26,245,695
Lafarge SA	591,536	92,347,326
Lagardere SCA	535,103	38,845,170
L’Air Liquide SA	916,913	126,173,614

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
L’Oreal SA	1,017,723	$124,254,082
LVMH Moet Hennessy Louis Vuitton SA	892,748	90,583,138
Neopost SA	200,803	20,166,464
PagesJaunes SA	545,903	10,499,349
Pernod Ricard SA	719,758	75,929,251
PPR SAa	297,887	41,405,914
PSA Peugeot Citroen SA	645,774	47,051,304
Publicis Groupe SA	627,882	22,404,374
Renault SA	709,287	79,592,410
Safran SAa	741,455	12,031,869
Sanofi-Aventis	3,900,657	313,888,248
Schneider Electric SA	877,301	100,173,625
SCOR SE	770,997	15,798,888
Societe BIC	224,721	13,924,412
Societe Generale Class Aa	1,377,916	169,739,850
Societe Television Francaise 1	672,830	16,795,799
Sodexho	481,649	25,815,288
STMicroelectronics NV	3,215,245	39,702,501
Suez SA	3,891,013	235,395,843
Technip SA	425,192	27,095,370
Thales SA	397,087	22,723,379
Total SA	8,153,122	588,003,371
Unibail-Rodamco	279,238	65,426,846
Valeo SA	388,661	14,161,861
Vallourec SA	187,083	36,940,065
Veolia Environnement	1,297,579	105,281,512
Vinci SA	1,534,832	103,215,690
Vivendi	4,416,697	175,581,858
Zodiac SA	176,634	8,915,363

		4,908,636,487

GERMANY – 8.65%
Adidas AG	905,843	56,973,800
Allianz SE	1,693,871	299,599,158
BASF SE	1,863,606	240,634,633
Bayer AG	2,771,272	224,975,458
Bayerische Motoren Werke AG	424,655	23,137,786
Beiersdorf AG	341,060	26,031,381
Celesio AG	445,390	25,883,194
Commerzbank AG	2,419,023	72,563,327
Continental AG	547,088	56,296,285
Daimler AG Registered	3,583,681	276,920,040

Security	Shares	Value
Deutsche Bank AG	1,953,984	$217,443,044
Deutsche Boerse AG	819,103	141,711,462
Deutsche Lufthansa AG	1,021,082	24,143,670
Deutsche Post AG	3,001,035	96,242,580
Deutsche Postbank AG	242,660	19,965,323
Deutsche Telekom AG	10,724,473	218,172,716
Douglas Holding AGa	379,311	18,976,730
E.ON AG	2,333,357	427,009,371
Fresenius Medical Care AG & Co. KGaA	784,283	40,015,276
GEA Group AGb	480,908	14,667,867
Hochtief AG	224,036	22,300,709
Hypo Real Estate Holding AG	901,164	27,939,476
Infineon Technologies AGb	2,978,186	29,852,330
IVG Immobilien AG	482,059	16,201,820
K+S AG	101,476	25,283,290
Linde AG	489,398	63,380,996
MAN AG	501,167	61,091,154
Merck KGaA	277,052	34,005,845
METRO AG	683,657	55,510,285
Muenchener Rueckversicherungs- Gesellschaft AG	808,869	144,036,728
Premiere AGb	368,604	8,099,005
Puma AG	51,424	18,292,244
Q-Cells AGb	164,347	15,076,861
QIAGEN NVa,b	772,666	15,501,325
RWE AG	1,714,445	209,317,063
Salzgitter AG	167,327	25,844,691
SAP AG	3,382,673	161,270,018
Siemens AG	3,181,211	405,916,505
SolarWorld AG	346,884	15,120,280
ThyssenKrupp AGa	1,477,875	71,639,760
TUI AGa,b	1,102,486	23,652,618
Volkswagen AG	609,779	137,041,900

		4,107,738,004

GREECE – 0.58%
Hellenic Telecommunications Organization SA SP ADR	5,841,548	91,712,304
National Bank of Greece SA ADR	14,901,532	184,033,920

		275,746,224

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
HONG KONG – 2.39%
Bank of East Asia Ltd.	7,527,600	$42,627,820
BOC Hong Kong (Holdings) Ltd.[a]	14,944,500	36,918,459
Cheung Kong (Holdings) Ltd.	6,642,000	107,087,810
CLP Holdings Ltd.	6,088,500	48,183,835
Esprit Holdings Ltd.	4,428,000	57,249,807
Foxconn International Holdings Ltd.[a,b]	8,856,000	14,607,788
Hang Lung Properties Ltd.	11,070,000	43,093,543
Hang Seng Bank Ltd.	3,099,600	60,907,434
Henderson Land Development Co. Ltd.	5,535,000	47,353,201
Hong Kong and China Gas Co. Ltd. (The)	15,781,120	43,114,496
Hong Kong Exchanges and Clearing Ltd.	4,366,000	90,048,330
Hongkong Electric Holdings Ltd.	5,535,000	31,556,968
Hutchison Telecommunications International Ltd.	2,870,000	4,027,218
Hutchison Whampoa Ltd.	7,749,000	75,736,724
Kerry Properties Ltd.	2,206,000	14,614,425
Li & Fung Ltd.	9,058,200	33,693,474
Link REIT (The)	10,516,500	26,465,257
MTR Corp. Ltd.[a]	9,409,500	36,086,405
New World Development Co. Ltd.	11,288,599	34,171,020
Pacific Basin Shipping Ltd.[a]	7,721,000	10,854,004
PCCW Ltd.	29,889,000	17,098,268
Sun Hung Kai Properties Ltd.	6,642,000	129,919,579
Swire Pacific Ltd. Class A	4,428,000	60,203,170
Tencent Holdings Ltd.	3,475,000	20,525,339
Wharf Holdings Ltd. (The)	8,663,375	46,114,881

		1,132,259,255

IRELAND – 0.72%
Allied Irish Banks PLC	4,061,367	89,507,375
Bank of Ireland	4,289,259	62,331,894
CRH PLC	2,105,864	78,784,164
DCC PLC	615,705	16,895,832
Elan Corp. PLC[b]	1,804,714	45,286,065
Irish Life & Permanent PLC	1,551,437	24,578,516

Security	Shares	Value
Kerry Group PLC Class A	784,573	$20,985,005
Ryanair Holdings PLC[b]	177,504	999,213

		339,368,064

ITALY – 3.81%
Alleanza Assicurazioni SpA	2,016,846	25,456,862
Arnoldo Mondadori Editore SpA[a]	1,317,756	10,506,510
Assicurazioni Generali SpA	3,953,686	166,482,854
Atlantia SpA	1,062,767	35,011,105
Autogrill SpA	1,091,554	18,246,388
Banca Monte dei Paschi di Siena SpA[a]	5,081,365	23,397,988
Banca Popolare di Milano Scrl	2,115,554	26,420,860
Banco Popolare SpA[b]	2,620,434	52,144,708
Bulgari SpA[a]	839,239	9,598,909
Enel SpA	16,484,385	181,586,446
Eni SpA	9,981,978	319,085,446
Fiat SpA	2,861,103	66,126,288
Finmeccanica SpA	1,342,126	39,663,549
Intesa Sanpaolo SpA	29,469,526	207,363,838
Italcementi SpA[a]	534,465	10,524,674
Luxottica Group SpA[a]	567,251	15,957,565
Mediaset SpA	3,780,680	32,998,293
Mediobanca SpA	2,066,900	38,375,562
Mediolanum SpA[a]	1,380,959	8,986,227
Parmalat SpA	6,633,442	23,718,860
Pirelli & C. SpA[b]	13,268,142	13,721,901
Snam Rete Gas SpA	4,454,820	29,252,402
Telecom Italia SpA	40,357,950	121,599,351
UniCredito SpA	36,385,482	265,860,021
Unione di Banche Italiane ScpA	2,637,830	65,418,316

		1,807,504,923

JAPAN – 20.88%
Aderans Holdings Co. Ltd.[a]	41,900	669,927
AEON Co. Ltd.	2,917,000	35,308,526
AEON Credit Service Co. Ltd.	998,190	14,889,531
Aisin Seiki Co. Ltd.	885,600	35,232,429
Ajinomoto Co. Inc.	2,214,000	23,550,754
All Nippon Airways Co. Ltd.[a]	2,214,000	8,808,107
Alps Electric Co. Ltd.	1,217,700	14,029,462
Amada Co. Ltd.	2,214,000	19,032,175
Asahi Breweries Ltd.	1,799,700	31,601,598

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
Asahi Glass Co. Ltd.	3,724,000	$46,372,688
Asahi Kasei Corp.	4,428,000	27,069,833
Astellas Pharma Inc.	1,992,690	86,398,316
Bank of Kyoto Ltd. (The)	2,214,000	26,382,676
Bank of Yokohama Ltd. (The)	5,552,000	35,977,691
Benesse Corp.	332,100	13,649,443
Bridgestone Corp.	2,214,000	37,502,131
Canon Inc.	4,022,200	173,258,180
Central Japan Railway Co.	5,535	51,172,396
Chiba Bank Ltd. (The)	4,423,000	32,738,312
Chubu Electric Power Co. Inc.	2,324,700	58,814,418
Chugai Pharmaceutical Co. Ltd.[a]	1,333,200	17,617,174
Chuo Mitsui Trust Holdings Inc.	3,262,000	22,396,050
Citizen Watch Co. Ltd.	1,771,200	16,258,558
Coca-Cola West Japan Co. Ltd.	389,700	8,338,279
Credit Saison Co. Ltd.	885,600	25,487,289
CSK Holdings Corp.	332,100	9,073,600
Dai Nippon Printing Co. Ltd.	2,214,000	32,067,340
Daicel Chemical Industries Ltd.	1,107,000	6,194,827
Daido Steel Co. Ltd.	1,470,000	9,747,002
Daiichi Sankyo Co. Ltd.	2,656,895	79,713,097
Daikin Industries Ltd.	1,107,000	49,662,732
Dainippon Ink and Chemicals Inc.	3,321,000	14,805,117
Daito Trust Construction Co. Ltd.	442,800	23,863,099
Daiwa House Industry Co. Ltd.	2,963,000	41,299,469
Daiwa Securities Group Inc.	5,535,000	48,829,814
Denso Corp.	1,883,400	68,020,277
Dentsu Inc.	6,642	15,367,336
Dowa Holdings Co. Ltd.	1,107,000	7,423,381
East Japan Railway Co.	13,284	109,820,230
Ebara Corp.[a]	2,214,000	6,934,042
Eisai Co. Ltd.	996,300	41,042,032
Electric Power Development Co. Ltd.	553,500	19,729,744
Elpida Memory Inc.[a,b]	553,100	19,611,446
FamilyMart Co. Ltd.	332,100	9,870,078
Fanuc Ltd.	688,600	60,748,347
Fast Retailing Co. Ltd.	349,200	25,847,204
Fuji Electric Holdings Co. Ltd.	998,000	3,341,529

Security	Shares	Value
Fuji Television Network Inc.	1,922	$3,036,877
FUJIFILM Holdings Corp.	1,992,600	77,961,119
Fujikura Ltd.	2,226,000	10,844,750
Fujitsu Ltd.	7,749,000	50,287,421
Fukuoka Financial Group Inc.	4,356,000	26,424,830
Furukawa Electric Co. Ltd. (The)	2,214,000	8,870,576
Gunma Bank Ltd.	2,214,000	15,367,336
Hankyu Hanshin Holdings Inc.	2,206,000	10,228,620
Haseko Corp.[b]	3,300,500	5,587,491
Hikari Tsushin Inc.	209,800	7,932,245
Hino Motors Ltd.	1,107,000	7,652,433
Hirose Electric Co. Ltd.	111,200	11,326,555
Hiroshima Bank Ltd. (The)	4,428,000	24,112,974
Hitachi Cable Ltd.	1,107,000	5,726,311
Hitachi Construction Machinery Co. Ltd.	321,500	7,453,539
Hitachi Ltd.	12,179,000	91,063,297
Hokuhoku Financial Group Inc.	7,638,000	23,634,160
Honda Motor Co. Ltd.	5,899,900	184,224,482
Hoya Pentax HD Corp.	1,607,200	43,911,742
IBIDEN Co. Ltd.	553,500	34,878,439
IHI Corp.	3,010,000	5,944,980
INPEX Holdings Inc.	3,581	34,016,553
Isetan Co. Ltd.	1,107,500	12,916,059
Isuzu Motors Ltd.	3,309,000	13,942,459
ITO EN Ltd.[a]	221,400	4,768,456
ITOCHU Corp.	5,535,000	50,651,822
Itochu Techno-Solutions Corp.	221,400	6,371,822
J. Front Retailing Co. Ltd.[b]	1,641,600	10,560,587
Japan Airlines Corp.[a,b]	2,214,000	5,393,144
Japan Steel Works Ltd. (The)	2,214,000	32,338,039
Japan Tobacco Inc.	15,515	81,423,654
JFE Holdings Inc.	2,214,875	102,281,084
JGC Corp.	1,107,000	18,397,075
Joyo Bank Ltd. (The)	3,321,000	18,896,826
JS Group Corp.	1,107,480	19,269,579
JSR Corp.	693,100	16,133,765
Kamigumi Co. Ltd.	1,107,000	8,110,539
Kaneka Corp.	588,000	4,379,930
Kansai Electric Power Co. Inc. (The)	2,878,200	72,005,756
Kao Corp.	2,214,000	66,841,665

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
Kawasaki Heavy Industries Ltd.	5,535,000	$13,899,318
Kawasaki Kisen Kaisha Ltd.	3,321,000	32,077,753
KDDI Corp.	9,963	67,278,947
Keihin Electric Express Railway Co. Ltd.[a]	2,214,000	14,930,055
Keio Corp.	2,214,000	13,055,989
Keyence Corp.	221,481	47,139,573
Kikkoman Corp.[a]	1,107,000	13,399,567
Kinden Corp.	1,107,000	9,318,270
Kintetsu Corp.[a]	6,642,000	22,426,315
Kirin Holdings Co. Ltd.	3,321,000	53,254,691
Kobe Steel Ltd.	11,070,000	36,960,734
Komatsu Ltd.	3,321,000	79,960,122
Konami Corp.	442,800	13,326,687
Konica Minolta Holdings Inc.	2,214,000	35,503,127
Kubota Corp.	4,428,000	31,859,111
Kuraray Co. Ltd.	1,660,500	19,787,006
Kyocera Corp.	664,200	52,911,113
Kyowa Hakko Kogyo Co. Ltd.[a]	1,210,000	12,063,014
Kyushu Electric Power Co. Inc.	1,549,800	39,282,493
Lawson Inc.	332,100	11,869,081
Leopalace21 Corp.	775,500	18,781,213
Marubeni Corp.	6,642,000	45,477,320
Marui Group Co. Ltd.	1,996,800	17,540,665
Matsushita Electric Industrial Co. Ltd.	6,646,868	140,657,917
Meiji Dairies Corp.	2,214,000	11,889,904
Meiji Seika Kaisha Ltd.[a]	2,210,000	9,665,177
Meitec Corp.[a]	221,400	6,413,468
Millea Holdings Inc.	2,770,900	104,503,259
Minebea Co. Ltd.	2,214,000	11,785,789
Mitsubishi Chemical Holdings Corp.	4,150,000	30,015,048
Mitsubishi Corp.	5,013,200	131,076,379
Mitsubishi Electric Corp.	7,027,000	63,974,944
Mitsubishi Estate Co. Ltd.	3,338,000	88,531,954
Mitsubishi Gas Chemical Co. Inc.	2,097,000	19,229,485
Mitsubishi Heavy Industries Ltd.	11,087,000	45,359,464
Mitsubishi Materials Corp.	5,535,000	22,592,899

Security	Shares	Value
Mitsubishi Motors Corp.[a,b]	6,618,000	$10,954,790
Mitsubishi Rayon Co. Ltd.	2,214,000	8,849,753
Mitsubishi UFJ Financial Group Inc.	32,890,280	319,545,349
Mitsui & Co. Ltd.	5,552,000	110,961,674
Mitsui Chemicals Inc.	2,214,000	14,805,117
Mitsui Engineering & Shipbuilding Co. Ltd.	3,321,000	10,994,517
Mitsui Fudosan Co. Ltd.	2,231,000	50,988,291
Mitsui Mining & Smelting Co. Ltd.	3,321,000	12,462,535
Mitsui O.S.K. Lines Ltd.	4,445,000	54,096,685
Mitsui Sumitomo Insurance Co. Ltd.	4,428,160	45,812,142
Mitsukoshi Ltd.	2,214,000	8,724,816
Mizuho Financial Group Inc.	37,641	176,301,133
Murata Manufacturing Co. Ltd.	885,600	43,811,484
Namco Bandai Holdings Inc.	996,300	13,849,343
NEC Corp.	6,659,000	27,306,128
NGK Insulators Ltd.	1,107,000	28,527,439
NGK Spark Plug Co. Ltd.[a]	1,107,000	19,271,639
Nichirei Corp.	2,214,000	10,286,536
Nidec Corp.	442,800	29,027,190
Nikon Corp.	1,107,000	30,193,275
Nintendo Co. Ltd.	370,200	184,534,211
Nippon Electric Glass Co. Ltd.	1,238,500	18,532,363
Nippon Express Co. Ltd.	3,321,000	17,741,152
Nippon Meat Packers Inc.	1,107,000	12,472,946
Nippon Mining Holdings Inc.	3,524,000	20,747,933
Nippon Oil Corp.	5,535,000	37,533,365
Nippon Sheet Glass Co. Ltd.	3,321,000	15,148,695
Nippon Steel Corp.	22,161,000	132,976,422
Nippon Telegraph and Telephone Corp.	19,745	94,337,738
Nippon Yusen Kabushiki Kaisha	5,535,000	45,133,741
Nishimatsu Construction Co. Ltd.[a]	2,210,000	6,152,457
Nishi-Nippon City Bank Ltd. (The)	5,450,000	14,659,770
Nissan Motor Co. Ltd.	8,482,500	80,816,106
Nisshin Seifun Group Inc.	1,164,200	11,398,375

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
Nisshin Steel Co. Ltd.	4,428,000	$14,534,418
Nissin Food Products Co. Ltd.[a]	332,100	11,088,220
Nitto Denko Corp.	664,200	32,421,331
NOK Corp.	553,500	11,192,335
Nomura Holdings Inc.	6,424,000	95,038,344
NSK Ltd.	2,214,000	19,261,228
NTN Corp.	2,214,000	16,012,847
NTT Data Corp.	4,428	19,573,572
NTT DoCoMo Inc.	59,823	93,961,354
Obayashi Corp.	1,103,000	6,265,808
Oji Paper Co. Ltd.	3,321,000	14,149,194
Okumura Corp.[a]	1,107,000	6,111,536
Olympus Corp.	1,107,000	37,064,848
Omron Corp.	914,500	18,879,167
Oracle Corp. Japan	110,700	4,830,925
Oriental Land Co. Ltd.	221,400	13,076,812
ORIX Corp.	343,850	58,372,843
Osaka Gas Co. Ltd.	7,749,000	29,662,290
OSAKA Titanium technologies Co. Ltd.[a]	99,300	6,247,985
Promise Co. Ltd.	609,000	19,703,362
Rakuten Inc.[b]	32,103	13,737,940
Resona Holdings Inc.[a]	19,854	31,370,534
Ricoh Co. Ltd.	2,214,000	34,649,387
Rohm Co. Ltd.	442,800	32,608,737
Sankyo Co. Ltd.	332,100	17,709,918
SANYO Electric Co. Ltd.[b]	8,873,000	11,850,139
Sapporo Hokuyo Holdings Inc.	2,214	18,303,372
Sapporo Holdings Ltd.[a]	2,214,000	17,741,152
SBI E*Trade Securities Co. Ltd.	7,759	6,188,227
SBI Holdings Inc.[a]	39,913	9,215,746
Secom Co. Ltd.	996,800	50,906,410
Sega Sammy Holdings Inc.[a]	1,326,938	15,475,223
Seiko Epson Corp.	664,200	16,023,259
Seino Holdings Co. Ltd.	1,107,000	7,475,438
Sekisui Chemical Co. Ltd.	2,214,000	14,513,596
Sekisui House Ltd.	2,214,000	24,550,256
Seven & I Holdings Co. Ltd.	2,316,380	57,405,702
77 Bank Ltd. (The)	2,214,000	13,805,615
Sharp Corp.	4,428,000	76,586,805
Shimamura Co. Ltd.	209,700	17,099,450
Shimano Inc.	332,100	12,806,113

Security	Shares	Value
Shimizu Corp.	4,420,000	$22,614,437
Shin-Etsu Chemical Co. Ltd.	1,549,800	81,480,198
Shinko Electric Industries Co. Ltd.	542,300	9,104,213
Shionogi & Co. Ltd.	1,107,000	20,822,948
Shiseido Co. Ltd.	1,107,000	26,080,743
Shizuoka Bank Ltd. (The)	4,428,000	48,684,053
Showa Denko K.K.	4,428,000	14,825,940
Showa Shell Sekiyu K.K.	1,217,700	10,639,485
SMC Corp.	221,400	24,820,955
SoftBank Corp.[a]	2,878,200	52,515,476
Sojitz Corp.	3,985,200	13,605,715
Sompo Japan Insurance Inc.	3,321,000	30,016,281
Sony Corp.	3,874,500	190,217,634
Sony Financial Holdings Inc.[b]	3,177	12,161,194
Stanley Electric Co. Ltd.	693,100	13,982,596
Sumitomo Chemical Co. Ltd.	6,642,000	47,039,040
Sumitomo Corp.	4,319,000	59,550,003
Sumitomo Electric Industries Ltd.	2,988,900	43,628,242
Sumitomo Heavy Industries Ltd.	2,214,000	18,345,017
Sumitomo Metal Industries Ltd.	16,605,000	78,242,229
Sumitomo Metal Mining Co. Ltd.	2,214,000	36,190,284
Sumitomo Mitsui Financial Group Inc.	25,737	202,846,047
Sumitomo Realty & Development Co. Ltd.	1,500,000	36,891,606
Sumitomo Trust and Banking Co. Ltd. (The)	4,412,000	27,967,910
Suruga Bank Ltd.	1,107,000	13,139,281
Suzuken Co. Ltd.	332,140	12,089,177
T&D Holdings Inc.	831,400	44,727,092
Taiheiyo Cement Corp.	1,600,000	3,446,038
Taisho Pharmaceutical Co. Ltd.	1,107,000	22,957,300
Taiyo Nippon Sanso Corp.	1,107,000	10,536,412
Takara Holdings Inc.	1,107,000	6,465,526
Takashimaya Co. Ltd.	2,306,000	24,551,065
Takeda Pharmaceutical Co. Ltd.	3,210,300	194,746,626
TDK Corp.	458,800	29,256,186

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
Teijin Ltd.	3,321,000	$13,087,223
Terumo Corp.	664,200	36,169,461
Tobu Railway Co. Ltd.[a]	3,321,000	16,179,431
Toda Corp.[a]	2,214,000	11,535,914
Toho Co. Ltd.	885,600	21,405,991
Tohoku Electric Power Co. Inc.	1,771,200	41,812,481
Tokyo Broadcasting System Inc.[a]	182,800	4,186,391
Tokyo Electric Power Co. Inc. (The)	4,428,000	114,942,676
Tokyo Electron Ltd.	774,500	46,327,957
Tokyo Gas Co. Ltd.	9,963,000	46,476,821
Tokyo Steel Manufacturing Co. Ltd.	553,500	5,486,847
Tokyo Tatemono Co. Ltd.	2,214,000	18,636,539
Tokyu Corp.	4,428,000	27,527,938
Tokyu Land Corp.	2,214,000	17,803,621
TonenGeneral Sekiyu K.K.	2,214,000	19,136,289
Toppan Printing Co. Ltd.	2,214,000	22,197,263
Toray Industries Inc.	5,535,000	37,429,250
Toshiba Corp.	11,306,000	76,348,065
Tosoh Corp.	2,214,000	9,245,389
TOTO Ltd.[a]	2,214,000	17,637,038
Toyo Seikan Kaisha Ltd.	774,900	14,073,190
Toyoda Gosei Co. Ltd.	332,100	10,838,345
Toyota Industries Corp.	996,800	38,812,622
Toyota Motor Corp.	10,295,900	563,575,245
Toyota Tsusho Corp.	774,900	18,147,200
Trend Micro Inc.[b]	553,500	19,625,629
Ube Industries Ltd.	4,428,000	13,826,438
Uni-Charm Corp.	221,400	14,596,887
Urban Corp.	551,500	5,109,123
USS Co. Ltd.	154,980	9,037,160
West Japan Railway Co.	7,749	37,460,485
Yahoo! Japan Corp.	63,111	24,217,529
Yamada Denki Co. Ltd.	332,100	35,419,836
Yamaha Corp.	692,900	14,271,818
Yamaha Motor Co. Ltd.	887,300	20,111,855
Yamato Holdings Co. Ltd.	2,214,000	30,817,964
Yaskawa Electric Corp.	1,107,000	11,629,617
Yokogawa Electric Corp.	998,000	9,658,519

		9,913,950,072

Security	Shares	Value
NETHERLANDS – 2.73%
Aegon NV	5,537,458	$81,659,653
Akzo Nobel NV	998,629	72,952,649
ASML Holding NVb	1,646,857	43,280,472
Fugro NV	176,480	11,912,498
Heineken NV	879,883	48,983,579
ING Groep NV	7,138,382	229,137,836
Koninklijke Ahold NVb	4,857,418	62,857,146
Koninklijke DSM NV	657,771	27,483,338
Koninklijke KPN NV	7,287,128	130,766,579
Koninklijke Philips Electronics NV	4,493,450	174,175,594
Reed Elsevier NV	2,415,834	43,673,751
SBM Offshore NV	694,151	19,846,045
TNT NV	1,695,456	62,179,937
TomTom NVb	210,673	11,435,077
Unilever NV	6,203,660	200,144,179
Vedior NV	746,837	18,057,173
Wereldhave NV	213,044	23,531,298
Wolters Kluwer NV	1,180,488	33,453,476

		1,295,530,280

NORWAY – 0.90%
DnB NOR ASA	3,411,945	43,642,397
Frontline Ltd.	261,252	10,946,917
Ocean Rig ASA[a,b]	905,769	6,092,505
Orkla ASA	3,465,324	44,516,227
Petroleum Geo-Services ASA[b]	721,977	15,126,050
Renewable Energy Corp. ASA[a,b]	649,976	16,305,244
Schibsted ASA	406,651	12,144,301
Seadrill Ltd.[b]	1,150,599	23,365,958
StatoilHydro ASA	4,676,900	119,645,026
Storebrand ASA[a]	2,126,017	16,839,971
Tandberg ASA	257,519	4,339,862
Telenor ASA[b]	3,289,920	66,357,069
Tomra Systems ASA[a]	854,533	5,025,464
Yara International ASA	917,559	43,000,302

		427,347,293

PORTUGAL – 0.42%
Banco Comercial Portugues SA Class Ra	8,156,117	25,178,349
Banco Espirito Santo SA	1,752,435	30,539,092

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
BRISA - Auto-estradas de Portugal SAa	2,398,393	$35,226,522
Energias de Portugal SA	8,794,090	55,467,456
Portugal Telecom SGPS SA	1,785,063	22,755,922
PT Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SAa	1,061,684	14,068,767
Sonae Industria SGPS SAb	683,232	4,612,865
Sonae SGPS SA	5,774,075	10,771,860

		198,620,833

SINGAPORE – 1.10%
CapitaLand Ltd.[a]	6,659,000	27,718,428
City Developments Ltd.	3,321,000	26,476,153
ComfortDelGro Corp. Ltd.	12,177,000	13,402,088
COSCO Corp. (Singapore) Ltd.	3,309,000	10,388,775
DBS Group Holdings Ltd.	4,428,000	54,295,640
Fraser and Neave Ltd.	11,070,150	37,488,867
Haw Par Corp. Ltd.	3,339,775	14,255,424
Keppel Corp. Ltd.	4,428,000	35,364,019
Oversea-Chinese Banking Corp.	11,071,200	58,191,364
Singapore Airlines Ltd.	1,894,200	20,580,415
Singapore Exchange Ltd.	2,206,000	14,941,160
Singapore Press Holdings Ltd.	12,177,750	37,459,426
Singapore Technologies Engineering Ltd.	8,856,000	20,868,520
Singapore Telecommunications Ltd.	27,683,285	71,288,267
United Overseas Bank Ltd.	5,535,000	67,947,651
UOL Group Ltd.	4,673,000	11,901,743

		522,567,940

SPAIN – 4.18%
Abertis Infraestructuras SA	1,408,550	42,460,762
Acciona SA	148,508	37,302,802
Acerinox SA	1,160,562	27,132,401
Actividades de Construcciones y Servicios SA	1,049,244	54,388,409
Antena 3 de Television SAa	823,838	11,478,079
Banco Bilbao Vizcaya Argentaria SA	14,428,230	300,569,493
Banco Popular Espanol SA	3,840,458	58,738,261

Security	Shares	Value
Banco Santander SA	23,740,137	$415,820,322
Cintra Concesiones de Infraestructuras de Transporte SAa	1,544,419	22,157,801
Gamesa Corporacion Tecnologica SA	463,260	17,373,917
Gas Natural SDG SA	781,206	42,599,552
Grupo Ferrovial SAa	305,908	19,471,348
Iberdrola Renovables SAb	2,126,584	17,065,522
Iberdrola SA	14,255,889	214,872,001
Iberia Lineas Aereas de Espana SAa	3,433,954	11,592,232
Industria de Diseno Textil SA	898,094	44,545,552
Repsol YPF SA	3,472,137	109,654,246
Sacyr Vallehermoso SAa	471,691	14,868,631
Sogecable SAa,b	342,875	14,087,585
Telefonica SA	15,738,006	455,315,056
Union Fenosa SA	666,671	44,102,425
Zeltia SAa	965,913	6,807,423

		1,982,403,820

SWEDEN – 2.23%
Assa Abloy AB Class B	1,332,311	22,901,600
Atlas Copco AB Class A	2,671,391	37,570,545
Atlas Copco AB Class B	1,745,699	22,642,010
Electrolux AB Class B	1,172,489	18,138,923
Eniro AB	589,408	4,835,516
Hennes & Mauritz AB Class B	1,755,711	93,831,069
Hoganas AB Class Ba	295,673	5,544,475
Holmen AB Class B	326,669	10,771,047
Husqvarna AB	1,266,834	12,768,708
Lundin Petroleum ABb	1,178,772	11,512,704
Millicom International Cellular SA SDR[b]	95,961	9,852,074
Modern Times Group MTG AB Class B	221,400	13,198,960
Nordea Bank AB	8,013,044	107,311,404
Oriflame Cosmetics SA SDR	225,730	12,240,137
Sandvik AB	3,681,939	52,358,297
Scania AB Class B	1,597,334	32,574,201
Securitas AB Class B	1,424,528	17,307,682
Securitas Direct AB Class Ba,b	1,397,564	5,459,832
Securitas Systems AB Class B	1,356,501	3,879,169

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
Skandinaviska Enskilda Banken AB Class A	1,827,638	$40,912,153
Skanska AB Class B	1,534,816	25,902,853
SKF AB Class B	1,522,478	26,943,671
SSAB Svenskt Stal AB Class A	1,095,629	28,420,986
Svenska Cellulosa AB Class B	2,156,072	34,197,694
Svenska Handelsbanken AB Class A	2,164,300	60,032,074
Swedish Match AB	1,502,680	32,757,311
Tele2 AB Class B	1,316,416	26,588,341
Telefonaktiebolaget LM Ericsson AB Class B	57,487,257	128,462,140
TeliaSonera AB	8,311,834	72,736,503
Trelleborg AB Class B	650,434	11,663,354
Volvo AB Class A	1,697,602	22,416,103
Volvo AB Class B	4,035,098	53,597,008

		1,059,328,544

SWITZERLAND – 7.01%
ABB Ltd. Registered	8,117,290	200,593,243
Actelion Ltd. Registered[b]	388,256	19,206,947
Adecco SA Registered	513,285	26,599,001
Compagnie Financiere Richemont AG Class A	2,017,542	114,318,078
Credit Suisse Group Registered	4,098,722	229,785,429
Geberit AG Registered	185,220	25,447,469
Givaudan SA Registered	37,638	36,787,718
Holcim Ltd. Registered	806,146	77,752,763
Julius Baer Holding AG Registered	305,531	21,073,046
Kuoni Reisen Holding AG Registered	22,140	10,003,320
Logitech International SA Registered[b]	819,664	24,623,931
Lonza Group AG Registered	232,287	29,472,283
Nestle SA Registered	1,440,929	641,741,546
Nobel Biocare Holding AG Bearer	97,121	23,754,122
Novartis AG Registered	8,835,870	444,034,039
OC Oerlikon Corp. AG Registered[a,b]	36,594	13,218,718
Roche Holding AG	2,643,761	477,315,264

Security	Shares	Value
SGS SA Registered	19,604	$25,252,916
Sonova Holding AG Registered	200,367	17,644,120
Sulzer AG Registered	15,881	16,620,503
Swatch Group AG (The) Class B	144,824	38,626,410
Swatch Group AG (The) Registered	385,239	19,945,754
Swiss Life Holding Registered[b]	140,589	33,769,880
Swiss Reinsurance Co. Registered	1,338,509	99,231,096
Swisscom AG Registered	93,833	37,074,634
Syngenta AG Registered	407,970	107,212,033
Synthes Inc.	273,429	34,742,753
UBS AG Registered	7,958,145	325,223,593
Zurich Financial Services AG Registered	554,910	156,572,116

		3,327,642,725

UNITED KINGDOM – 22.15%
Acergy SA	836,884	15,134,138
Aggreko PLC	1,435,608	15,183,220
AMEC PLC	1,590,182	21,623,168
Anglo American PLC	4,976,176	272,047,542
ARM Holdings PLC	6,440,759	14,852,906
AstraZeneca PLC	5,562,826	231,573,326
Aviva PLC	9,704,919	120,487,152
BAE Systems PLC	12,430,865	114,913,402
Balfour Beatty PLC	2,039,837	17,143,341
Barclays PLC[c]	25,045,821	234,018,133
Barratt Developments PLC	1,618,524	13,578,381
BBA Aviation PLC	1,820,742	6,714,423
Berkeley Group Holdings PLC (The)[b]	483,226	9,673,779
BG Group PLC	12,734,277	278,473,169
BHP Billiton PLC	8,785,880	257,977,686
Biffa PLC	1,458,449	8,814,166
BP PLC	71,730,849	758,636,936
British Airways PLC[b]	2,469,617	16,299,868
British American Tobacco PLC	5,569,316	198,738,814
British Energy Group PLC	4,097,391	42,235,005
British Land Co. PLC	2,136,511	42,898,577
British Sky Broadcasting Group PLC	4,248,871	46,457,156
BT Group PLC	30,506,108	157,073,510

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
Bunzl PLC	1,737,522	$21,692,337
Burberry Group PLC	1,982,273	17,122,597
Cable & Wireless PLC	9,419,763	29,906,203
Cadbury Schweppes PLC	7,376,139	81,017,298
Capita Group PLC	2,317,951	30,159,927
Carnival PLC	741,903	31,990,650
Cattles PLC	1,931,247	10,865,273
Centrica PLC	14,084,946	92,892,895
Charter PLC[b]	557,860	7,668,913
Close Brothers Group PLC	837,209	13,731,065
Cobham PLC	5,655,268	20,742,731
Compass Group PLC	8,435,375	52,991,701
Cookson Group PLC	847,262	9,289,228
Daily Mail & General Trust PLC Class A	1,177,125	12,332,456
De La Rue PLC	864,035	15,528,022
Diageo PLC	9,584,434	192,825,011
DSG International PLC	11,307,956	16,972,564
Electrocomponents PLC	2,188,175	8,308,676
Emap PLC	1,009,037	18,444,854
Enterprise Inns PLC	2,659,549	23,541,184
Experian Group Ltd.	3,530,628	30,900,656
Friends Provident PLC	7,215,078	19,908,882
G4S PLC	4,519,371	19,653,615
GKN PLC	3,108,402	16,221,196
GlaxoSmithKline PLC	21,088,663	495,544,777
Great Portland Estates PLC	1,728,448	16,596,627
Hammerson PLC	1,313,918	29,620,862
Hays PLC	5,761,041	11,739,273
HBOS PLC	14,012,512	193,465,989
Home Retail Group PLC	3,490,433	19,637,316
HSBC Holdings PLC	44,443,232	663,973,886
ICAP PLC	2,416,967	32,457,305
IMI PLC	1,648,188	12,221,709
Imperial Tobacco Group PLC	2,519,379	122,708,874
Inchcape PLC	2,434,512	17,955,695
InterContinental Hotels Group PLC	1,252,432	19,258,872
International Power PLC	5,985,569	47,478,252
Invensys PLC[b]	2,990,015	13,374,337
ITV PLC	15,761,478	22,560,349
J Sainsbury PLC	5,726,228	45,079,615

Security	Shares	Value
Johnson Matthey PLC	941,267	$34,767,617
Kesa Electricals PLC	3,037,662	14,432,904
Land Securities Group PLC	1,863,181	59,004,781
Legal & General Group PLC	24,949,320	65,520,607
Lloyds TSB Group PLC	21,155,598	184,000,814
LogicaCMG PLC	5,747,535	12,311,622
London Stock Exchange Group PLC	1,054,630	35,453,581
Lonmin PLC	296,707	17,058,564
Man Group PLC	6,076,012	66,012,346
Marks & Spencer Group PLC	6,648,984	58,688,720
Meggitt PLC	3,186,192	18,068,162
Misys PLC	1,804,101	6,240,602
Mondi PLC	1,270,772	9,713,603
National Express Group PLC	678,804	15,842,688
National Grid PLC	10,101,665	155,435,532
Next PLC	973,312	27,147,268
Old Mutual PLC	20,162,296	49,822,727
Pearson PLC	3,074,257	42,200,756
Persimmon PLC	959,610	14,708,403
Prudential PLC	9,138,476	116,361,494
Punch Taverns PLC	1,303,746	18,039,255
Reckitt Benckiser PLC	2,211,741	115,199,857
Reed Elsevier PLC	4,552,706	54,757,216
Rentokil Initial PLC	5,168,103	11,126,946
Resolution PLC	2,695,394	38,339,662
Reuters Group PLC	4,982,945	60,030,934
Rexam PLC	2,105,150	17,524,848
Rio Tinto PLC	3,745,809	369,056,881
Rolls-Royce Group PLC[b]	6,715,413	62,913,011
Royal & Sun Alliance Insurance Group PLC	12,297,921	33,151,850
Royal Bank of Scotland Group PLC	36,739,827	279,008,125
Royal Dutch Shell PLC Class A	13,696,139	487,652,125
Royal Dutch Shell PLC Class B	10,411,819	360,985,261
SABMiller PLC	3,300,233	70,791,714
Sage Group PLC	5,294,588	23,209,038
Scottish & Newcastle PLC	3,198,466	49,946,413
Scottish & Southern Energy PLC	3,215,897	97,688,146
SEGRO PLC	1,616,998	16,233,690

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2008

Security	Shares	Value
Serco Group PLC	2,158,286	$17,859,924
Severn Trent PLC	913,171	25,814,760
Smith & Nephew PLC	3,688,799	50,013,327
Smiths Group PLC	1,203,917	23,874,035
Stagecoach Group PLC	2,386,437	11,409,889
Stagecoach Group PLC Class C Deferred[d]	3,270,720	650
Standard Chartered PLC	1,826,568	60,459,766
Standard Life PLC	7,637,833	32,721,546
Tate & Lyle PLC	2,646,740	25,598,263
Taylor Wimpey PLC	3,786,599	13,497,272
Tesco PLC	30,117,706	249,674,578
Thomas Cook Group PLC[b]	1,583,908	8,352,216
3i Group PLC	1,603,495	29,869,199
Tomkins PLC	3,003,575	10,404,654
Travis Perkins PLC	793,765	18,257,516
TUI Travel PLC[b]	2,956,755	14,944,888
Tullow Oil PLC	2,553,445	30,305,204
Unilever PLC	4,797,332	157,648,197
United Business Media PLC	1,142,003	12,384,497
United Utilities PLC	3,372,093	47,730,493
Vodafone Group PLC	197,800,604	689,327,972
Whitbread PLC	993,591	26,863,521
William Hill PLC	2,272,807	18,367,053
Wm Morrison Supermarkets PLC	3,950,946	23,504,533
Wolseley PLC	2,682,496	36,583,022
WPP Group PLC	4,325,003	52,921,343
Xstrata PLC	2,389,758	181,814,605
Yell Group PLC	3,634,113	23,985,727

		10,515,565,883

TOTAL COMMON STOCKS (Cost: $39,033,538,479)		47,142,391,371

PREFERRED STOCKS – 0.51%

GERMANY – 0.34%
Henkel KGaA	748,097	33,838,170
Porsche Automobil Holding SE	33,244	59,019,012
ProSiebenSat.1 Media AG	397,080	7,895,721
Volkswagen AG	423,374	58,234,137

		158,987,040

ITALY – 0.17%
Intesa Sanpaolo SpA RNC	3,807,353	25,761,853

Security	Shares	Value
Telecom Italia SpA RNC	24,470,783	$55,651,494

		81,413,347

TOTAL PREFERRED STOCKS (Cost: $167,397,388)		240,400,387

RIGHTS – 0.00%

ITALY – 0.00%
Pirelli & C. SpA[d]	13,268,142	1,964

		1,964

TOTAL RIGHTS (Cost: $0)		1,964

SHORT-TERM INVESTMENTS – 1.77%

MONEY MARKET FUNDS – 1.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[c,e]	6,315,510	6,315,510
BGI Cash Premier Fund LLC 4.26%[c,e,f]	836,083,843	836,083,843

		842,399,353

TOTAL SHORT-TERM INVESTMENTS (Cost: $842,399,353)		842,399,353

TOTAL INVESTMENTS IN SECURITIES – 101.59% (Cost: $40,043,335,220)		48,225,193,075

Other Assets, Less Liabilities – (1.59)%		(754,864,818)

NET ASSETS – 100.00%		$47,470,328,257

ADR – American Depositary Receipts

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2008

iShares MSCI EAFE Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$38,931,195,830
Affiliated issuers (Note 2)	1,112,139,390

Total cost of investments	$40,043,335,220

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$47,148,775,589
Affiliated issuers (Note 2)	1,076,417,486

Total value of investments	48,225,193,075
Foreign currency, at value[b]	88,668,280
Receivables:
Investment securities sold	224,678
Due from custodian (Note 4)	662,685
Dividends and interest	52,710,637

Total Assets	48,367,459,355

LIABILITIES
Payables:
Investment securities purchased	46,874,253
Securities related to in-kind transactions (Note 4)	137,462
Collateral for securities on loan (Note 5)	836,083,843
Investment advisory fees (Note 2)	14,035,540

Total Liabilities	897,131,098

NET ASSETS	$47,470,328,257

Net assets consist of:
Paid-in capital	$39,746,246,071
Distributions in excess of net investment income	(175,887,560)
Accumulated net realized loss	(285,007,158)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	8,184,976,904

NET ASSETS	$47,470,328,257

Shares out standing[c]	661,800,000

Net asset value per share	$71.73

[a]	Securities on loan with market value of $792,690,562. See Note 5.
[b]	Cost of foreign currency: $87,627,684.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2008

iShares MSCI EAFE Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$518,036,890
Dividends from affiliated issuers (Note 2)	4,880,735
Interest from affiliated issuers (Note 2)	1,806,219
Securities lending income from affiliated issuers (Note 2)	2,896,014

Total investment income	527,619,858

EXPENSES
Investment advisory fees (Note 2)	82,467,557

Total expenses	82,467,557

Net investment income	445,152,301

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(301,090,325)
Investments in affiliated issuers (Note 2)	(5,276,718)
In-kind redemptions	147,998,236
Foreign currency transactions	9,068,025

Net realized loss	(149,300,782)

Net change in unrealized appreciation (depreciation) on:
Investments	(4,243,383,118)
Translation of assets and liabilities in foreign currencies	1,145,316

Net change in unrealized appreciation (depreciation)	(4,242,237,802)

Net realized and unrealized loss	(4,391,538,584)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,946,386,283)

[a]	Net of foreign withholding tax of $24,671,710.

See notes to financial statements.

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Index Fund
	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$445,152,301	$949,041,603
Net realized gain (loss)	(149,300,782)	60,372,220
Net change in unrealized appreciation (depreciation)	(4,242,237,802)	6,663,284,416

Net increase (decrease) in net assets resulting from operations	(3,946,386,283)	7,672,698,239

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,306,918,919)	(769,182,031)

Total distributions to shareholders	(1,306,918,919)	(769,182,031)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,738,223,031	10,201,668,788
Cost of shares redeemed	(341,142,772)	(99,448,531)

Net increase in net assets from capital share transactions	6,397,080,259	10,102,220,257

INCREASE IN NET ASSETS	1,143,775,057	17,005,736,465

NET ASSETS
Beginning of period	46,326,553,200	29,320,816,735

End of period	$47,470,328,257	$46,326,553,200

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(175,887,560)	$685,879,058

SHARES ISSUED AND REDEEMED
Shares sold	84,000,000	136,800,000
Shares redeemed	(4,200,000)	(1,200,000)

Net increase in shares outstanding	79,800,000	135,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of period	$79.60	$65.68	$54.00	$45.49	$36.88	$35.41

Income from investment operations:
Net investment income	0.73 [a]	1.85 [a]	1.70 [a]	0.97	0.65	0.86
Net realized and unrealized gain (loss)[b]	(6.60)	13.60	11.09	8.34	8.48	1.24

Total from investment operations	(5.87)	15.45	12.79	9.31	9.13	2.10

Less distributions from:
Net investment income	(2.00)	(1.53)	(1.11)	(0.80)	(0.52)	(0.63)

Total distributions	(2.00)	(1.53)	(1.11)	(0.80)	(0.52)	(0.63)

Net asset value, end of period	$71.73	$79.60	$65.68	$54.00	$45.49	$36.88

Total return	(7.56)%[c]	23.75%	23.91%	20.53%	24.81%	6.17%

Ratios/Supplemental data:
Net assets, end of period (000s)	$47,470,328	$46,326,553	$29,320,817	$17,721,489	$8,733,741	$3,009,772
Ratio of expenses to average net assets[d]	0.34%	0.34%	0.35%	0.36%	0.35%	0.35%
Ratio of net investment income to average net assets[d]	1.83%	2.48%	2.77%	2.57%	2.34%	2.31%
Portfolio turnover rate[e]	6%	5%	7%	8%	7%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI EAFE Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2008.

As of July 31, 2007, the tax year-end of the Fund, the Fund had tax basis net capital loss carry forwards of $26,679,808 and $150,352 expiring in 2012 and 2013, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended January 31, 2008, the Fund realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2008 are disclosed in the Fund’s Statement of Operations.

As of January 31, 2008, the cost of investments for federal income tax purposes was $40,416,477,343. Net unrealized appreciation was $7,808,715,732, of which $9,003,578,804 represented gross unrealized appreciation on securities and $1,194,863,072 represented gross unrealized depreciation on securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of January 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Fund’s financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s under writer and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2008, BGI earned securities lending agent fees of $2,896,014.

The Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

The Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the six months ended January 31, 2008, the Fund had direct investment (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
Barclays PLC	21,121	5,063	1,138	25,046	$234,018,133	$4,880,735	$(5,276,718)

As of January 31, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2008, aggregated $2,988,489,893 and $3,207,913,661, respectively.

In-kind purchases and sales (see Note 4) for the six months ended January 31, 2008, aggregated $6,452,812,088 and $308,547,960, respectively.

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation of the securities involved in the MSCI EAFE® Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of January 31, 2008, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of January 31, 2008 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements. “FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’s financial statements.

NOTES TO FINANCIAL STATEMENTS	23

Notes:

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunication Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/ Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSEEPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFEValue (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

FAMILY OF FUNDS	25

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, norare they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSENAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSENAREIT Retail Index, FTSENAREIT Mortgage REITs Index or FTSENAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSEEPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and service mark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

6483-iS-0308

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund's website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund's website.

This report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-065-03008

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares®

BARCLAYS

iSHARES® S&P GSSI™/GSTI™ SERIES
iSHARES® NYSE SERIES

2008 Semi-Annual Report to Shareholders – January 31, 2008

iShares®

Fund Performance Overview

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

Performance as of January 31, 2008

The iShares S&P GSTI™ Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Technology Index (the “Index”). The Index is designed to measure the performance of U.S.-traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2008, the Fund declined 7.02%, while the Index declined 6.84%.

Average Annual Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.12%	(0.15)%	0.50%	12.18%	12.15%	12.70%	(1.05)%	(1.10)%	(0.58)%

Cumulative Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.12%	(0.15)%	0.50%	77.62%	77.43%	81.81%	(7.04)%	(7.32)%	(3.94)%

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI™ Technology Index Fund and the S&P GSTI™ Technology Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview (Continued)

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/08
Industry	Percentage of Net Assets
Computers	27.44%

Software	22.91

Semiconductors	15.43

Telecommunications	15.36

Internet	12.41

Electronics	3.39

Commercial Services	1.80

Office & Business Equipment	0.64

Distribution & Wholesale	0.23

Electrical Components & Equipment	0.16

Machinery	0.14

Entertainment	0.04

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
Microsoft Corp.	9.33%

Cisco Systems Inc.	6.68

International Business Machines Corp.	6.65

Google Inc. Class A	5.86

Intel Corp.	5.56

Apple Inc.	5.33

Hewlett-Packard Co.	5.07

Oracle Corp.	3.64

QUALCOMM Inc.	3.12

Dell Inc.	2.02

TOTAL	53.26%

2	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GSTI™ NETWORKING INDEX FUND

Performance as of January 31, 2008

The iShares S&P GSTI™ Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Multimedia Networking Index (the “Index”). The Index is designed to measure the performance of U.S.-traded communication equipment stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2008, the Fund declined 15.54%, while the Index declined 15.34%.

Average Annual Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.78)%	(6.94)%	(6.48)%	15.12%	15.12%	15.81%	(2.95)%	(2.99)%	(2.35)%

Cumulative Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.78)%	(6.94)%	(6.48)%	102.17%	102.18%	108.32%	(17.84)%	(18.06)%	(14.42)%

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI™ Networking Index Fund and the S&P GSTI™ Multimedia Networking Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview (Continued)

iSHARES® S&P GSTI™ NETWORKING INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/08
Industry	Percentage of Net Assets
Telecommunication Equipment	30.31%

Networking Products	24.88

Telecommunication Equipment Fiber Optics	16.21

Wireless Equipment	15.70

Computers	6.81

Internet Infrastructure Software	3.56

Internet Infrastructure Equipment	1.48

Computer – Integrated Systems	0.98

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
QUALCOMM Inc.	8.96%

Cisco Systems Inc.	8.19

Corning Inc.	7.59

Research in Motion Ltd.	6.81

Juniper Networks Inc.	5.99

CommScope Inc.	5.26

Tellabs Inc.	5.19

Harris Corp.	5.11

Motorola Inc.	5.03

JDS Uniphase Corp.	4.24

TOTAL	62.37%

4	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GSTI™ SEMICONDUCTOR INDEX FUND

Performance as of January 31, 2008

The iShares S&P GSTI™ Semiconductor Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Semiconductor Index (the “Index”). The Index is designed to measure the performance of U.S-traded semiconductor stocks. The Index includes companies that are producers of semiconductor and semiconductor equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2008, the Fund declined 21.93%, while the Index declined 21.78%.

Average Annual Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.16)%	(15.21)%	(14.75)%	9.29%	9.32%	9.82%	(3.57)%	(3.59)%	(3.14)%

Cumulative Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(15.16)%	(15.21)%	(14.75)%	55.93%	56.12%	59.74%	(21.24)%	(21.34)%	(18.87)%

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI™ Semiconductor Index Fund and the S&P GSTI™ Semiconductor Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P GSTI™ SEMICONDUCTOR INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/08
Industry	Percentage of Net Assets
Electronic Components – Semiconductors	65.76%

Semiconductor Equipment	21.29

Semiconductor Components/Integrated Circuits	10.64

Networking Products	0.75

Computers – Peripheral Equipment	0.64

Wireless Equipment	0.46

Lasers – Systems/Components	0.40

Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
Texas Instruments Inc.	9.36%

Applied Materials Inc.	9.29

Intel Corp.	7.94

MEMC Electronic Materials Inc.	7.92

NVIDIA Corp.	6.61

Broadcom Corp. Class A	5.03

Analog Devices Inc.	4.17

KLA-Tencor Corp.	3.69

Microchip Technology Inc.	3.31

Xilinx Inc.	3.12

TOTAL	60.44%

6	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GSTI™ SOFTWARE INDEX FUND

Performance as of January 31, 2008

The iShares S&P GSTI™ Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Software Index (the “Index”). The Index is designed to measure the performance of U.S.-traded software-related stocks. The Index includes companies that are producers of client/server applications, enterprise software, application software, PC and home entertainment software. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2008, the Fund returned 1.64%, while the Index returned 1.86%.

	Average Annual Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.74%	3.59%	4.25%	12.48%	12.40%	13.07%	(0.72)%	(0.74)%	(0.20)%

Cumulative Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.74%	3.59%	4.25%	80.06%	79.38%	84.81%	(4.62)%	(4.76)%	(1.30)%

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI™ Software Index Fund and the S&P GSTI™ Software Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P GSTI™ SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/08
Industry	Percentage of Net Assets
Enterprise Software/Services	25.02%

Applications Software	23.96

Entertainment Software	11.83

Internet Security	9.95

Electronic Forms	7.38

Computer Aided Design	7.31

Data Processing/Management	4.08

Electronic Design Automation	3.17

Decision Support Software	2.61

Computer – Integrated Systems	2.13

Computer Services	1.14

Internet Infrastructure Software	0.68

Motion Pictures and Services	0.43

Transactional Software	0.27

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
Oracle Corp.	9.31%

Microsoft Corp.	8.84

Symantec Corp.	7.40

Adobe Systems Inc.	7.38

Electronic Arts Inc.	7.10

Intuit Inc.	4.85

Autodesk Inc.	4.52

CA Inc.	4.11

BEA Systems Inc.	3.61

Activision Inc.	3.58

TOTAL	60.70%

8	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GSSI™ NATURAL RESOURCES INDEX FUND

Performance as of January 31, 2008

The iShares S&P GSSI™ Natural Resources Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSSI™ Natural Resources Index (the “Index”). The Index is designed to measure the performance of U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2008, the Fund returned 1.94%, while the Index returned 2.09%.

Average Annual Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.11%	21.67%	22.68%	26.70%	26.61%	27.30%	17.70%	17.64%	18.23%

Cumulative Total Returns

Year Ended 1/31/08			Five Years Ended 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.11%	21.67%	22.68%	226.51%	225.36%	234.30%	178.28%	177.33%	186.25%

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI™ Natural Resources Index Fund and the S&P GSSI™ Natural Resources Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P GSSI™ NATURAL RESOURCES INDEX FUND

PORTFOLIO ALLOCATION As of 1/31/08
Industry	Percentage of Net Assets
Oil & Gas	61.84%

Oil & Gas Services	14.12

Mining	13.76

Forest Products & Paper	2.55

Pipelines	2.55

Coal	2.34

Packaging & Containers	2.02

Building Materials	0.47

Manufacturing	0.15

Transportation	0.10

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.41%

Chevron Corp.	7.41

ConocoPhillips	7.24

Schlumberger Ltd.	5.09

Occidental Petroleum Corp.	3.17

EnCana Corp.	2.81

Barrick Gold Corp.	2.53

Suncor Energy Inc.	2.45

Transocean Inc.	2.19

Devon Energy Corp.	2.14

TOTAL	42.44%

10	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of January 31, 2008

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and tracking stocks listed on the NYSE. The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2008, the Fund declined 3.43%, while the Index declined 3.53%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/08			Inception to 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.75%	0.33%	0.75%	11.00%	10.91%	11.24%	49.35%	48.88%	50.53%

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/08
Sector	Percentage of Net Assets
Financial	22.76%

Consumer Non-Cyclical	17.94

Energy	14.95

Industrial	11.13

Communications	10.51

Consumer Cyclical	7.76

Basic Materials	6.19

Technology	4.30

Utilities	3.45

Diversified	0.86

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.52%

General Electric Co.	1.91

AT&T Inc.	1.25

Procter & Gamble Co. (The)	1.10

BP PLC SP ADR	1.08

Bank of America Corp.	1.06

Vodafone Group PLC SP ADR	0.99

Johnson & Johnson	0.96

Chevron Corp.	0.95

HSBC Holdings PLC SP ADR	0.93

TOTAL	12.75%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® NYSE 100 INDEX FUND

Performance as of January 31, 2008

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S.100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2008, the Fund declined 4.30%, while the Index declined 4.27%.

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/08			Inception to 1/31/08			Inception to 1/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(2.55)%	(3.01)%	(2.46)%	6.54%	6.42%	6.74%	27.60%	27.06%	28.45%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 1/31/08
Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.58%

Financial	20.46

Energy	16.21

Industrial	13.41

Communications	8.50

Consumer Cyclical	6.47

Technology	4.87

Basic Materials	2.12

Utilities	1.49

Diversified	0.69

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.85%

General Electric Co.	5.19

AT&T Inc.	3.41

Procter & Gamble Co. (The)	2.98

Bank of America Corp.	2.89

Johnson & Johnson	2.62

Chevron Corp.	2.61

JPMorgan Chase & Co.	2.34

Pfizer Inc.	2.32

Altria Group Inc.	2.31

TOTAL	33.52%

12	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/07 to 1/31/08)
S&P GSTI™ Technology
Actual	$1,000.00	$ 929.80	0.48%	$2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
S&P GSTI™ Networking
Actual	1,000.00	844.60	0.48	2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
S&P GSTI™ Semiconductor
Actual	1,000.00	780.70	0.48	2.15
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
S&P GSTI™ Software
Actual	1,000.00	1,016.40	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/07)	Ending Account Value (1/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/07 to 1/31/08)
S&P GSSI™ Natural Resources
Actual	$1,000.00	$1,019.40	0.48%	$2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.44
NYSE Composite
Actual	1,000.00	965.70	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27
NYSE 100
Actual	1,000.00	957.00	0.20	0.98
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

14	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.95%

COMMERCIAL SERVICES – 1.80%
Alliance Data Systems Corp.[a]	12,143	$614,072
BearingPoint Inc.[a]	36,638	71,810
Convergys Corp.[a]	24,735	383,640
Euronet Worldwide Inc.[a]	8,740	231,086
Gartner Inc.[a]	10,289	152,792
Hewitt Associates Inc. Class Aa,b	17,849	663,447
Iron Mountain Inc.[a]	32,191	1,107,048
MPS Group Inc.[a]	18,443	185,352
SAIC Inc.[a]	28,035	529,861
Western Union Co.	135,446	3,033,990
Wright Express Corp.[a]	7,424	222,275

		7,195,373
COMPUTERS – 27.44%
Affiliated Computer Services Inc. Class Aa	18,516	902,655
Apple Inc.[a]	156,889	21,236,495
Brocade Communications Systems Inc.[a]	71,630	493,531
CACI International Inc. Class Aa	5,462	238,089
Cadence Design Systems Inc.[a]	49,545	502,882
Cognizant Technology Solutions Corp.[a]	52,659	1,469,186
Computer Sciences Corp.[a]	31,618	1,338,074
Dell Inc.[a]	402,194	8,059,968
Diebold Inc.	11,746	303,986
DST Systems Inc.[a]	9,524	680,966
Electronic Data Systems Corp.	92,823	1,865,742
Electronics For Imaging Inc.[a]	10,411	153,666
EMC Corp.[a]	374,032	5,935,888
FactSet Research Systems Inc.	7,021	392,685
Hewlett-Packard Co.	462,059	20,215,081
Imation Corp.	6,921	179,323
International Business Machines Corp.	246,938	26,506,325
Jack Henry & Associates Inc.	14,889	365,972
Lexmark International Inc. Class Aa	17,108	619,481
Mentor Graphics Corp.[a]	16,474	135,910
MICROS Systems Inc.[a]	7,424	457,170
NCR Corp.[a]	33,371	716,809

Security	Shares	Value
Network Appliance Inc.[a]	62,568	$1,452,829
Palm Inc.[b]	19,213	104,134
Perot Systems Corp. Class Aa	15,718	190,817
Research in Motion Ltd.[a,b]	84,543	7,936,897
Riverbed Technology Inc.[a]	3,049	68,145
SanDisk Corp.[a]	40,357	1,027,086
Sigma Designs Inc.[a]	4,399	198,923
SRA International Inc. Class Aa	7,715	211,622
Sun Microsystems Inc.[a]	149,603	2,618,053
Synaptics Inc.[a]	3,706	98,209
Synopsys Inc.[a]	26,690	587,714
Syntel Inc.	1,285	38,075
Teradata Corp.[a]	33,293	793,039
Unisys Corp.[a]	61,904	257,521
Western Digital Corp.[a]	40,185	1,062,893

		109,415,841

DISTRIBUTION & WHOLESALE – 0.23%
Brightpoint Inc.[a]	6,793	86,407
Ingram Micro Inc. Class Aa	26,570	472,415
Tech Data Corp.[a]	10,048	345,450

		904,272

ELECTRICAL COMPONENTS & EQUIPMENT – 0.16%
Molex Inc.	26,020	625,521

		625,521

ELECTRONICS – 3.39%
Agilent Technologies Inc.[a]	69,859	2,368,919
Amphenol Corp. Class A	32,279	1,289,223
Arrow Electronics Inc.[a]	22,401	766,562
Avnet Inc.[a]	25,851	920,554
AVX Corp.	10,680	139,160
Benchmark Electronics Inc.[a]	12,809	227,360
Celestica Inc.[a]	36,638	206,272
Cogent Inc.[a]	7,731	76,228
Cymer Inc.[a]	6,066	163,843
Dolby Laboratories Inc. Class Aa	6,684	288,014
FLIR Systems Inc.[a]	23,308	705,766
Itron Inc.[a]	5,575	459,380
Jabil Circuit Inc.	34,811	461,246
L-1 Identity Solutions Inc.[a]	8,886	120,938
Mettler-Toledo International Inc.[a]	6,143	610,000
National Instruments Corp.	10,287	276,309
Plexus Corp.[a]	8,200	185,238

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

January 31, 2008

Security	Shares	Value
Rofin-Sinar Technologies Inc.[a]	4,772	$202,858
Sanmina-SCI Corp.[a]	96,157	150,966
Trimble Navigation Ltd.[a]	20,791	549,922
Tyco Electronics Ltd.	88,130	2,979,675
Vishay Intertechnology Inc.[a]	34,038	357,059

		13,505,492

ENTERTAINMENT – 0.04%
Macrovision Corp.[a]	10,077	169,193

		169,193

INTERNET – 12.41%
Akamai Technologies Inc.[a,b]	29,580	893,316
Amazon.com Inc.[a]	55,268	4,294,324
Avocent Corp.[a]	9,050	150,230
CNET Networks Inc.[a]	27,492	216,912
DealerTrack Holdings Inc.[a]	4,222	113,825
Digital River Inc.[a]	7,271	272,662
EarthLink Inc.[a]	21,728	147,968
eBay Inc.[a]	204,277	5,493,009
Equinix Inc.[a]	6,144	464,056
Expedia Inc.[a]	36,071	830,354
F5 Networks Inc.[a]	15,141	356,268
Google Inc. Class Aa	41,436	23,382,335
IAC/InterActiveCorp[a]	33,875	878,717
j2 Global Communications Inc.[a]	8,835	193,575
McAfee Inc.[a]	29,151	981,223
NetFlix Inc.[a,b]	9,462	237,969
NutriSystem Inc.[a,b]	5,364	153,518
Priceline.com Inc.[a]	6,560	711,891
RealNetworks Inc.[a]	21,061	122,786
Symantec Corp.[a]	156,730	2,810,169
TIBCO Software Inc.[a]	37,109	276,091
ValueClick Inc.[a]	17,772	387,963
VeriSign Inc.[a]	40,186	1,363,109
Websense Inc.[a]	8,145	166,972
Yahoo! Inc.[a]	237,936	4,563,612

		49,462,854

MACHINERY – 0.14%
Intermec Inc.[a]	8,600	171,312
Zebra Technologies Corp. Class Aa	12,658	388,727

		560,039

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.64%
Xerox Corp.	166,966	$2,571,276

		2,571,276

SEMICONDUCTORS – 15.43%
Advanced Micro Devices Inc.[a]	111,036	848,315
Altera Corp.	61,357	1,036,320
AMIS Holdings Inc.[a]	9,987	73,005
Amkor Technology Inc.[a]	19,766	151,012
Analog Devices Inc.	55,060	1,561,502
Applied Materials Inc.	247,383	4,433,103
Applied Micro Circuits Corp.[a]	12,720	102,142
Atmel Corp.[a]	79,914	252,528
Broadcom Corp. Class Aa	83,861	1,851,651
Cree Inc.[a,b]	15,067	445,230
Cypress Semiconductor Corp.[a]	27,798	590,708
Emulex Corp.[a]	14,549	226,964
Entegris Inc.[a]	22,483	173,119
Fairchild Semiconductor International Inc. Class Aa	21,943	268,802
FormFactor Inc.[a]	8,288	200,735
Hittite Microwave Corp.[a]	2,173	86,529
Integrated Device Technology Inc.[a]	35,328	263,194
Intel Corp.	1,046,465	22,185,058
International Rectifier Corp.[a]	13,013	362,152
Intersil Corp. Class A	23,565	542,702
KLA-Tencor Corp.	32,887	1,374,019
Lam Research Corp.[a]	24,353	934,912
Linear Technology Corp.	40,421	1,118,449
LSI Corp.[a]	130,787	682,708
MEMC Electronic Materials Inc.[a]	40,652	2,904,992
Micrel Inc.	12,640	77,104
Microchip Technology Inc.	39,079	1,247,011
Micron Technology Inc.[a]	133,477	938,343
Microsemi Corp.[a]	13,612	309,265
MKS Instruments Inc.[a]	8,105	150,753
National Semiconductor Corp.	43,087	794,093
Novellus Systems Inc.[a]	21,672	514,927
NVIDIA Corp.[a]	98,509	2,422,336
OmniVision Technologies Inc.[a]	9,612	136,106
ON Semiconductor Corp.[a]	39,357	255,033
PMC-Sierra Inc.[a]	39,069	183,234
QLogic Corp.[a]	26,145	373,874

16	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

January 31, 2008

Security	Shares	Value
Rambus Inc.[a]	16,871	$328,310
Semtech Corp.[a]	11,968	152,831
Silicon Laboratories Inc.[a]	9,969	311,432
SiRF Technology Holdings Inc.[a]	10,746	164,521
Skyworks Solutions Inc.[a]	29,445	237,032
Spansion Inc. Class Aa	12,388	47,322
Teradyne Inc.[a]	33,360	365,959
Tessera Technologies Inc.[a]	8,888	348,143
Texas Instruments Inc.	251,052	7,765,038
Varian Semiconductor Equipment Associates Inc.[a]	13,952	449,394
Xilinx Inc.	53,706	1,174,550
Zoran Corp.[a]	8,967	105,811

		61,522,273

SOFTWARE – 22.91%
ACI Worldwide Inc.[a]	6,642	98,966
Activision Inc.[a]	50,951	1,318,102
Acxiom Corp.	13,032	138,270
Adobe Systems Inc.[a]	103,294	3,608,059
Advent Software Inc.[a]	3,648	164,744
ANSYS Inc.[a]	14,292	498,934
Aspen Technology Inc.[a]	13,550	190,378
Autodesk Inc.[a]	41,808	1,720,399
Automatic Data Processing Inc.	94,742	3,843,683
Avid Technology Inc.[a]	7,107	184,213
BEA Systems Inc.[a]	73,461	1,372,986
BMC Software Inc.[a]	35,699	1,143,796
Broadridge Financial Solutions Inc.	25,620	554,929
CA Inc.	71,079	1,565,870
Citrix Systems Inc.[a]	34,593	1,197,610
Cognos Inc.[a]	15,323	888,734
Compuware Corp.[a]	53,894	458,099
Concur Technologies Inc.[a]	6,689	234,516
Electronic Arts Inc.[a]	56,333	2,668,494
Fair Isaac Corp.	9,703	247,427
Fidelity National Information Services Inc.	30,781	1,306,653
Fiserv Inc.[a]	29,915	1,536,734
Global Payments Inc.	13,339	498,879
Informatica Corp.[a]	15,653	302,259
Intuit Inc.[a]	60,345	1,851,988
Lawson Software Inc.[a]	18,475	160,548

Security	Shares	Value
ManTech International Corp. Class Aa	2,667	$109,080
MasterCard Inc. Class A	11,671	2,415,897
Metavante Technologies Inc.[a]	13,770	305,006
Microsoft Corp.	1,141,042	37,197,969
MicroStrategy Inc. Class Aa	1,727	125,933
MoneyGram International Inc.	14,854	79,320
NAVTEQ Corp.[a]	17,532	1,295,615
Novell Inc.[a]	66,068	420,192
Nuance Communications Inc.[a]	27,012	429,221
Omniture Inc.[a]	5,133	126,888
Open Text Corp.[a,b]	9,055	279,618
Oracle Corp.[a]	707,130	14,531,522
Parametric Technology Corp.[a]	20,110	330,810
Paychex Inc.	60,346	1,974,521
Progress Software Corp.[a]	6,436	189,991
Quest Software Inc.[a]	13,593	203,215
Red Hat Inc.[a]	35,961	671,751
Salesforce.com Inc.[a]	14,954	781,795
Solera Holdings Inc.[a]	3,165	72,130
Sybase Inc.[a]	16,787	473,729
Take-Two Interactive Software Inc.[a,b]	12,853	211,303
THQ Inc.[a]	12,007	216,246
Total System Services Inc.	36,334	839,315
VeriFone Holdings Inc.[a]	9,659	189,027
Wind River Systems Inc.[a]	14,187	119,029

		91,344,393

TELECOMMUNICATIONS – 15.36%
ADC Telecommunications Inc.[a]	21,280	314,731
ADTRAN Inc.	11,514	239,606
Anixter International Inc.[a]	5,634	394,718
ARRIS Group Inc.[a]	20,787	182,718
Atheros Communications Inc.[a]	9,978	272,499
Ciena Corp.[a]	16,064	435,816
Cisco Systems Inc.[a]	1,087,116	26,634,342
CommScope Inc.[a]	11,836	524,927
Corning Inc.	283,148	6,815,372
Foundry Networks Inc.[a]	26,855	370,599
Harris Corp.	24,924	1,363,094
InterDigital Inc.[a]	8,616	174,129
JDS Uniphase Corp.[a]	38,104	396,663
Juniper Networks Inc.[a]	94,083	2,554,353

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

January 31, 2008

Security	Shares	Value
Motorola Inc.	410,466	$4,732,673
NeuStar Inc. Class Aa	12,495	371,226
Nortel Networks Corp.[a]	79,812	995,256
Polycom Inc.[a]	16,167	408,217
QUALCOMM Inc.	293,613	12,455,063
RF Micro Devices Inc.[a,b]	53,019	171,251
SAVVIS Inc.[a]	5,822	117,604
Sonus Networks Inc.[a]	47,361	193,706
Sycamore Networks Inc.[a]	32,110	108,532
Tekelec[a]	12,918	154,887
Tellabs Inc.[a]	79,781	544,106
3Com Corp.[a]	73,713	304,435

		61,230,523

TOTAL COMMON STOCKS (Cost: $457,139,934)		398,507,050

SHORT-TERM INVESTMENTS – 2.14%

MONEY MARKET FUNDS – 2.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[c,d]	296,683	296,683
BGI Cash Premier Fund LLC 4.26%[c,d,e]	8,235,032	8,235,032

		8,531,715

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,531,715)		8,531,715

TOTAL INVESTMENTS IN SECURITIES – 102.09% (Cost: $465,671,649)		407,038,765

Other Assets, Less Liabilities – (2.09)%		(8,330,990)

NET ASSETS – 100.00%		$398,707,775

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GSTI™ NETWORKING INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.93%

COMPUTER - INTEGRATED SYSTEMS – 0.98%
Riverbed Technology Inc.[a]	56,546	$1,263,803

		1,263,803

COMPUTERS – 6.81%
Research in Motion Ltd.[a]	93,038	8,734,407

		8,734,407

INTERNET INFRASTRUCTURE EQUIPMENT – 1.48%
Avocent Corp.[a]	114,214	1,895,952

		1,895,952

INTERNET INFRASTRUCTURE SOFTWARE – 3.56%
F5 Networks Inc.[a]	194,007	4,564,985

		4,564,985

NETWORKING PRODUCTS – 24.88%
Cisco Systems Inc.[a]	428,907	10,508,221
Foundry Networks Inc.[a]	343,486	4,740,107
Juniper Networks Inc.[a]	283,169	7,688,038
Polycom Inc.[a]	207,420	5,237,355
3Com Corp.[a]	906,281	3,742,941

		31,916,662

TELECOMMUNICATION EQUIPMENT – 30.31%
ADC Telecommunications Inc.[a]	268,513	3,971,307
ADTRAN Inc.	133,428	2,776,637
ARRIS Group Inc.[a]	313,002	2,751,288
CommScope Inc.[a,b]	152,243	6,751,977
Harris Corp.	119,825	6,553,229
Nortel Networks Corp.[a]	403,383	5,030,186
Sonus Networks Inc.[a]	613,227	2,508,098
Tekelec[a]	157,248	1,885,404
Tellabs Inc.[a]	977,042	6,663,426

		38,891,552

TELECOMMUNICATION EQUIPMENT FIBER OPTICS – 16.21%
Ciena Corp.[a,b]	154,318	4,186,647
Corning Inc.	404,313	9,731,814
JDS Uniphase Corp.[a,b]	522,836	5,442,723
Sycamore Networks Inc.[a]	426,804	1,442,598

		20,803,782

Security	Shares	Value
WIRELESS EQUIPMENT – 15.70%
InterDigital Inc.[a,b]	108,417	$2,191,108
Motorola Inc.	559,215	6,447,749
QUALCOMM Inc.	271,116	11,500,741

		20,139,598

TOTAL COMMON STOCKS (Cost: $182,159,610)		128,210,741

SHORT-TERM INVESTMENTS – 6.08%

MONEY MARKET FUNDS – 6.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[c,d]	148,268	148,268
BGI Cash Premier Fund LLC 4.26%[c,d,e]	7,652,017	7,652,017

		7,800,285

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,800,285)		7,800,285

TOTAL INVESTMENTS IN SECURITIES – 106.01% (Cost: $189,959,895)		136,011,026

Other Assets, Less Liabilities – (6.01)%		(7,705,955)

NET ASSETS – 100.00%		$128,305,071

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® S&P GSTI™ SEMICONDUCTOR INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.94%

COMPUTERS – PERIPHERAL EQUIPMENT– 0.64%
Sigma Designs Inc.[a,b]	28,403	$1,284,384

		1,284,384

ELECTRONIC COMPONENTS - SEMICONDUCTORS – 65.76%
Advanced Micro Devices Inc.[a,b]	586,402	4,480,111
Altera Corp.	326,045	5,506,900
AMIS Holdings Inc.[a]	60,970	445,691
Amkor Technology Inc.[a]	109,198	834,273
Applied Micro Circuits Corp.[a]	67,330	540,660
Broadcom Corp. Class Aa	456,120	10,071,130
Cree Inc.[a,b]	82,817	2,447,242
Fairchild Semiconductor International Inc. Class Aa	120,722	1,478,844
Intel Corp.	750,297	15,906,296
International Rectifier Corp.[a]	70,582	1,964,297
Intersil Corp. Class A	126,058	2,903,116
LSI Corp.[a]	686,093	3,581,405
MEMC Electronic Materials Inc.[a]	221,992	15,863,548
Microchip Technology Inc.	207,963	6,636,099
Micron Technology Inc.[a]	734,683	5,164,821
Microsemi Corp.[a]	74,891	1,701,524
National Semiconductor Corp.	228,176	4,205,284
NVIDIA Corp.[a]	538,256	13,235,715
ON Semiconductor Corp.[a]	232,578	1,507,105
PMC-Sierra Inc.[a]	211,906	993,839
Rambus Inc.[a]	88,044	1,713,336
Semtech Corp.[a]	62,553	798,802
Silicon Laboratories Inc.[a]	53,717	1,678,119
SiRF Technology Holdings Inc.[a]	57,254	876,559
Skyworks Solutions Inc.[a,b]	157,897	1,271,071
Spansion Inc. Class Aa	82,283	314,321
Texas Instruments Inc.	605,722	18,734,981
Xilinx Inc.	285,401	6,241,720
Zoran Corp.[a]	48,775	575,545

		131,672,354

LASERS - SYSTEMS/COMPONENTS – 0.40%
Cymer Inc.[a]	29,887	807,248

		807,248

NETWORKING PRODUCTS – 0.75%
Atheros Communications Inc.[a]	55,066	1,503,852

		1,503,852

Security	Shares	Value
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS – 10.64%
Analog Devices Inc.	294,346	$8,347,653
Atmel Corp.[a]	430,456	1,360,241
Cypress Semiconductor Corp.[a]	153,791	3,268,059
Hittite Microwave Corp.[a]	15,441	614,861
Integrated Device Technology Inc.[a]	185,175	1,379,554
Linear Technology Corp.	216,912	6,001,955
Micrel Inc.	54,183	330,516

		21,302,839

SEMICONDUCTOR EQUIPMENT – 21.29%
Applied Materials Inc.	1,037,971	18,600,440
Entegris Inc.[a]	113,151	871,263
FormFactor Inc.[a]	46,431	1,124,559
KLA-Tencor Corp.	176,745	7,384,406
Lam Research Corp.[a,b]	131,170	5,035,616
MKS Instruments Inc.[a]	47,171	877,381
Novellus Systems Inc.[a]	112,937	2,683,383
Teradyne Inc.[a]	169,279	1,856,991
Tessera Technologies Inc.[a]	46,625	1,826,301
Varian Semiconductor Equipment Associates Inc.[a]	73,841	2,378,419

		42,638,759

WIRELESS EQUIPMENT – 0.46%
RF Micro Devices Inc.[a,b]	282,756	913,302

		913,302

TOTAL COMMON STOCKS (Cost: $262,698,945)		200,122,738

SHORT-TERM INVESTMENTS – 2.66%

MONEY MARKET FUNDS – 2.66%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[c,d]	74,141	74,141
BGI Cash Premier Fund LLC 4.26%[c,d,e]	5,262,046	5,262,046

		5,336,187

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,336,187)		5,336,187

20	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GSTI™ SEMICONDUCTOR INDEX FUND

January 31, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 102.60% (Cost: $268,035,132)	$205,458,925

Other Assets, Less Liabilities – (2.60)%	(5,214,094)

NET ASSETS – 100.00%	$200,244,831

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® S&P GSTI™ SOFTWARE INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.96%

APPLICATIONS SOFTWARE – 23.96%
Citrix Systems Inc.[a]	372,431	$12,893,561
Compuware Corp.[a]	562,619	4,782,262
Intuit Inc.[a]	651,910	20,007,118
Microsoft Corp.	1,118,155	36,451,853
Nuance Communications Inc.[a,b]	300,370	4,772,879
Progress Software Corp.[a]	81,232	2,397,969
Quest Software Inc.[a]	134,824	2,015,619
Red Hat Inc.[a]	380,796	7,113,269
Salesforce.com Inc.[a]	160,026	8,366,159

		98,800,689

COMPUTER - INTEGRATED SYSTEMS – 2.13%
Jack Henry & Associates Inc.	154,949	3,808,646
MICROS Systems Inc.[a]	80,564	4,961,131

		8,769,777

COMPUTER AIDED DESIGN – 7.31%
ANSYS Inc.[a]	153,818	5,369,786
Aspen Technology Inc.[a]	170,169	2,390,874
Autodesk Inc.[a]	453,182	18,648,439
Parametric Technology Corp.[a]	227,994	3,750,501

		30,159,600

COMPUTER SERVICES – 1.14%
FactSet Research Systems Inc.	84,132	4,705,503

		4,705,503

DATA PROCESSING/MANAGEMENT – 4.08%
Fair Isaac Corp.	98,987	2,524,169
NAVTEQ Corp.[a]	193,326	14,286,791

		16,810,960

DECISION SUPPORT SOFTWARE – 2.61%
Cognos Inc.[a]	163,589	9,488,162
Wind River Systems Inc.[a]	151,830	1,273,854

		10,762,016

ELECTRONIC DESIGN AUTOMATION – 3.17%
Cadence Design Systems Inc.[a]	527,957	5,358,764
Mentor Graphics Corp.[a]	176,985	1,460,126
Synopsys Inc.[a]	284,693	6,268,940

		13,087,830

Security	Shares	Value
ELECTRONIC FORMS – 7.38%
Adobe Systems Inc.[a]	871,161	$30,429,654

		30,429,654

ENTERPRISE SOFTWARE/SERVICES – 25.02%
Advent Software Inc.[a]	35,279	1,593,200
BEA Systems Inc.[a]	795,825	14,873,969
BMC Software Inc.[a]	384,427	12,317,041
CA Inc.	769,176	16,944,947
Concur Technologies Inc.[a]	82,828	2,903,950
Informatica Corp.[a]	172,579	3,332,501
Lawson Software Inc.[a]	236,933	2,058,948
MicroStrategy Inc. Class Aa	18,726	1,365,500
Novell Inc.[a]	687,815	4,374,503
Oracle Corp.[a]	1,868,755	38,402,915
Sybase Inc.[a]	176,302	4,975,242

		103,142,716

ENTERTAINMENT SOFTWARE – 11.83%
Activision Inc.[a]	570,421	14,756,791
Electronic Arts Inc.[a]	617,777	29,264,097
Take-Two Interactive Software Inc.[a,b]	145,803	2,397,001
THQ Inc.[a]	129,954	2,340,472

		48,758,361

INTERNET INFRASTRUCTURE SOFTWARE – 0.68%
TIBCO Software Inc.[a]	375,093	2,790,692

		2,790,692

INTERNET SECURITY – 9.95%
McAfee Inc.[a]	312,702	10,525,549
Symantec Corp.[a]	1,700,394	30,488,064

		41,013,613

MOTION PICTURES AND SERVICES – 0.43%
Macrovision Corp.[a]	104,592	1,756,100

		1,756,100

TRANSACTIONAL SOFTWARE – 0.27%
Solera Holdings Inc.[a]	49,031	1,117,417

		1,117,417

TOTAL COMMON STOCKS (Cost: $447,680,325)		412,104,928

22	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GSTI™ SOFTWARE INDEX FUND

January 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.80%

MONEY MARKET FUNDS – 0.80%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[c,d]	327,326	$327,326
BGI Cash Premier Fund LLC 4.26%[c,d,e]	2,985,625	2,985,625

		3,312,951

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,312,951)		3,312,951

TOTAL INVESTMENTS IN SECURITIES – 100.76% (Cost: $450,993,276)		415,417,879

Other Assets, Less Liabilities – (0.76)%		(3,147,447)

NET ASSETS – 100.00%		$412,270,432

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® S&P GSSI™ NATURAL RESOURCES INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.90%

BUILDING MATERIALS – 0.47%
Eagle Materials Inc.	50,947	$1,920,702
Martin Marietta Materials Inc.[a]	54,483	6,686,154
Texas Industries Inc.	35,388	2,005,438

		10,612,294

COAL – 2.34%
Alpha Natural Resources Inc.[b]	80,514	2,693,998
Arch Coal Inc.	185,324	8,154,255
CONSOL Energy Inc.	234,151	17,093,023
Foundation Coal Holdings Inc.	56,635	2,962,010
Massey Energy Co.	104,465	3,884,009
Peabody Energy Corp.	341,317	18,437,944

		53,225,239

FOREST PRODUCTS & PAPER – 2.55%
AbitibiBowater Inc.[a]	74,601	1,847,867
Domtar Corp.[b]	682,523	5,507,961
International Paper Co.	552,199	17,808,418
Louisiana-Pacific Corp.	138,830	2,119,934
MeadWestvaco Corp.	240,306	6,728,568
Smurfit-Stone Container Corp.[b]	337,891	3,206,586
Temple-Inland Inc.	139,526	2,616,112
Weyerhaeuser Co.	270,111	18,291,917

		58,127,363

MANUFACTURING – 0.15%
AptarGroup Inc.	88,996	3,356,929

		3,356,929

MINING – 13.76%
Agnico-Eagle Mines Ltd.[b]	180,750	11,401,710
Alcoa Inc.	1,090,311	36,089,294
Barrick Gold Corp.	1,116,538	57,490,542
Cameco Corp.	443,651	15,017,586
Century Aluminum Co.[a,b]	34,246	1,780,450
Denison Mines Corp.[b]	195,804	1,309,929
Freeport-McMoRan Copper & Gold Inc.	490,708	43,687,733
Goldcorp Inc.	908,165	33,801,901
IAMGOLD Corp.	370,970	2,949,211
Ivanhoe Mines Ltd.[b]	360,307	3,480,566
Kinross Gold Corp.[b]	769,393	17,026,667
Lundin Mining Corp.[b]	438,390	3,366,835

Security	Shares	Value
Newmont Mining Corp.	581,549	$31,601,373
Pan American Silver Corp.[b]	96,840	3,508,513
Silver Standard Resources Inc.[b]	77,422	2,693,511
Silver Wheaton Corp.[a,b]	145,469	2,238,768
Teck Cominco Ltd. Class B	553,585	18,069,014
Titanium Metals Corp.	114,657	2,492,643
Vulcan Materials Co.	140,092	10,991,618
Yamana Gold Inc.	850,779	14,020,838

		313,018,702

OIL & GAS – 61.84%
Anadarko Petroleum Corp.	595,533	34,892,278
Apache Corp.	425,573	40,616,687
Atwood Oceanics Inc.[b]	34,541	2,870,012
Bill Barrett Corp.[b]	40,824	1,705,218
Cabot Oil & Gas Corp.	123,875	4,792,724
Canadian Natural Resources Ltd.	691,984	44,086,301
Cheniere Energy Inc.[a,b]	58,172	1,751,559
Chesapeake Energy Corp.	577,453	21,498,575
Chevron Corp.	1,994,105	168,501,873
Cimarex Energy Co.	105,631	4,310,801
ConocoPhillips	2,051,877	164,806,761
Denbury Resources Inc.[b]	309,914	7,840,824
Devon Energy Corp.	571,660	48,579,667
Diamond Offshore Drilling Inc.	86,098	9,723,047
EnCana Corp.	964,565	63,863,849
ENSCO International Inc.	187,595	9,589,856
EOG Resources Inc.	316,589	27,701,538
Exxon Mobil Corp.	1,952,363	168,684,163
Forest Oil Corp.[b]	106,957	4,836,596
Frontier Oil Corp.	137,119	4,836,187
Helmerich & Payne Inc.	131,302	5,149,664
Hess Corp.	355,540	32,293,698
Holly Corp.	54,509	2,639,326
Marathon Oil Corp.	912,363	42,744,207
Mariner Energy Inc.[b]	109,002	2,731,590
Murphy Oil Corp.	242,511	17,834,259
Nabors Industries Ltd.[a,b]	367,013	9,990,094
Newfield Exploration Co.[b]	169,980	8,478,602
Nexen Inc.	670,273	19,116,186
Noble Corp.	345,636	15,128,488
Noble Energy Inc.	221,470	16,074,293
Occidental Petroleum Corp.	1,063,704	72,193,590

24	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GSSI™ NATURAL RESOURCES INDEX FUND

January 31, 2008

Security	Shares	Value
Patterson-UTI Energy Inc.	200,150	$3,918,937
Petro-Canada	624,386	28,472,002
Petrohawk Energy Corp.[b]	221,909	3,495,067
Pioneer Natural Resources Co.	155,496	6,515,282
Plains Exploration & Production Co.[b]	146,617	7,131,451
Pride International Inc.[b]	213,327	6,764,599
Quicksilver Resources Inc.[b]	67,762	3,850,914
Range Resources Corp.	188,633	9,850,415
Rowan Companies Inc.	141,456	4,815,162
Southwestern Energy Co.[b]	220,475	12,326,757
St. Mary Land & Exploration Co.	78,785	2,775,596
Suncor Energy Inc.	592,706	55,702,510
Sunoco Inc.	152,281	9,471,878
Talisman Energy Inc.	1,311,867	20,793,092
Tesoro Corp.	174,974	6,832,735
Transocean Inc.[b]	406,958	49,893,051
Ultra Petroleum Corp.[b]	196,982	13,552,362
Unit Corp.[b]	60,469	3,030,706
Valero Energy Corp.	707,215	41,860,056
W&T Offshore Inc.	31,476	890,456
Whiting Petroleum Corp.[b]	52,596	2,826,509
XTO Energy Inc.	622,004	32,306,888

		1,406,938,938

OIL & GAS SERVICES – 14.12%
Baker Hughes Inc.	407,249	26,442,678
BJ Services Co.	380,052	8,266,131
Cameron International Corp.[a,b]	282,690	11,381,099
Dresser-Rand Group Inc.[b]	106,609	3,379,505
Dril-Quip Inc.[b]	33,216	1,612,305
Exterran Holdings Inc.[b]	85,072	5,550,097
FMC Technologies Inc.[b]	168,698	8,124,496
Global Industries Ltd.[b]	119,877	2,117,028
Grant Prideco Inc.[b]	164,816	8,204,540
Halliburton Co.	1,132,573	37,567,446
Helix Energy Solutions Group Inc.[b]	119,747	4,427,047
Hercules Offshore Inc.[b]	94,387	2,175,620
National Oilwell Varco Inc.[b]	455,932	27,460,784
Oceaneering International Inc.[b]	70,289	4,047,241
Oil States International Inc.[b]	62,907	2,205,519

Security	Shares	Value
Schlumberger Ltd.	1,534,230	$115,772,996
SEACOR Holdings Inc.[b]	29,154	2,571,383
Smith International Inc.	258,331	14,004,124
Superior Energy Services Inc.[b]	102,321	4,102,049
Tetra Technologies Inc.[b]	92,470	1,447,156
Tidewater Inc.	72,334	3,830,809
Weatherford International Ltd.[b]	431,629	26,678,988

		321,369,041

PACKAGING & CONTAINERS – 2.02%
Ball Corp.	131,255	6,023,292
Bemis Co. Inc.	133,040	3,616,027
Crown Holdings Inc.[b]	207,882	5,097,267
Greif Inc. Class A	39,432	2,594,626
Owens-Illinois Inc.[b]	199,852	10,072,541
Packaging Corp. of America	112,043	2,715,922
Pactiv Corp.[b]	171,360	4,902,610
Sealed Air Corp.	211,790	5,538,309
Silgan Holdings Inc.	30,859	1,461,482
Sonoco Products Co.	130,784	4,035,994

		46,058,070

PIPELINES – 2.55%
El Paso Corp.	904,390	14,904,347
Spectra Energy Corp.	814,925	18,612,887
Williams Companies Inc. (The)	763,977	24,424,345

		57,941,579

TRANSPORTATION – 0.10%
Overseas Shipholding Group Inc.	34,552	2,253,481

		2,253,481

TOTAL COMMON STOCKS (Cost: $1,970,007,239)		2,272,901,636

SHORT-TERM INVESTMENTS – 1.02%

MONEY MARKET FUNDS – 1.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[c,d]	2,526,342	2,526,342
BGI Cash Premier Fund LLC 4.26%[c,d,e]	20,588,179	20,588,179

		23,114,521

TOTAL SHORT-TERM INVESTMENTS (Cost: $23,114,521)		23,114,521

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GSSI™ NATURAL RESOURCES INDEX FUND

January 31, 2008

Value
TOTAL INVESTMENTS IN SECURITIES – 100.92% (Cost: $1,993,121,760)	$2,296,016,157

Other Assets, Less Liabilities – (0.92)%	(20,959,998)

NET ASSETS – 100.00%	$2,275,056,159

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.12%
Interpublic Group of Companies Inc. (The)[a]	3,411	$30,460
Omnicom Group Inc.	1,912	86,747
R.H. Donnelley Corp.[a]	560	16,839

		134,046

AEROSPACE & DEFENSE – 1.56%
AAR Corp.[a]	256	7,542
Alliant Techsystems Inc.[a]	116	12,279
Boeing Co. (The)	4,053	337,129
CAE Inc.	1,468	16,530
Curtiss-Wright Corp.	342	14,261
DRS Technologies Inc.	298	15,994
Esterline Technologies Corp.[a]	237	11,042
GenCorp Inc.[a]	784	9,204
General Dynamics Corp.	1,898	160,305
Goodrich Corp.	690	43,159
L-3 Communications Holdings Inc.	689	76,362
Lockheed Martin Corp.	1,806	194,904
Moog Inc. Class Aa	171	7,873
Northrop Grumman Corp.	1,741	138,166
Orbital Sciences Corp.[a]	407	9,483
Raytheon Co.	2,476	161,287
Rockwell Collins Inc.	977	61,746
Spirit AeroSystems Holdings Inc. Class Aa	600	16,572
Teledyne Technologies Inc.[a]	295	15,231
Triumph Group Inc.	171	9,234
United Technologies Corp.	5,190	380,998

		1,699,301

AGRICULTURE – 1.73%
Altria Group Inc.	12,133	919,924
Archer-Daniels-Midland Co.	3,419	150,607
Bunge Ltd.	718	85,061
Carolina Group	656	53,877
Imperial Tobacco Group PLC ADR	1,898	184,448
Monsanto Co.	3,137	352,724
Reynolds American Inc.	977	61,873
Tejon Ranch Co.[a]	168	6,354
Universal Corp.	259	12,901

Security	Shares	Value
UST Inc.	948	$49,258
Vector Group Ltd.	350	6,475

		1,883,502

AIRLINES – 0.20%
Air France-KLM ADR	1,297	36,147
AirTran Holdings Inc.[a]	1,045	9,018
AMR Corp.[a]	1,550	21,607
China Eastern Airlines Corp. Ltd. ADR[a]	134	9,112
China Southern Airlines Co. Ltd. SP ADR[a]	331	14,561
Continental Airlines Inc. Class Ba	766	20,843
Delta Air Lines Inc.[a]	1,778	29,924
LAN Airlines SA SP ADR	1,152	14,884
Southwest Airlines Co.	4,629	54,298
TAM SA ADR	368	7,949

		218,343

APPAREL – 0.36%
Carter’s Inc.[a]	543	9,997
Coach Inc.[a]	2,188	70,125
Gildan Activewear Inc.[a]	689	25,438
Guess? Inc.	362	13,506
Hanesbrands Inc.[a]	585	14,982
Hartmarx Corp.[a]	526	1,420
Kellwood Co.	550	10,989
Liz Claiborne Inc.	785	17,184
Nike Inc. Class B	2,071	127,905
Phillips-Van Heusen Corp.	353	14,875
Polo Ralph Lauren Corp.	317	19,207
Quiksilver Inc.[a]	978	9,320
VF Corp.	518	40,078
Wolverine World Wide Inc.	553	13,996

		389,022

AUTO MANUFACTURERS – 1.77%
Daimler AG	5,698	445,755
Ford Motor Co.[a]	12,422	82,482
General Motors Corp.	2,906	82,269
Honda Motor Co. Ltd. SP ADR	10,356	326,628
Oshkosh Truck Corp.	491	22,468
Tata Motors Ltd. SP ADR	1,513	27,990
Toyota Motor Corp. SP ADR	8,627	936,461

		1,924,053

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
AUTO PARTS & EQUIPMENT – 0.29%
American Axle & Manufacturing Holdings Inc.	428	$9,309
ArvinMeritor Inc.	690	9,370
Autoliv Inc.	492	24,575
BorgWarner Inc.	690	34,921
Goodyear Tire & Rubber Co. (The)[a]	1,229	30,934
Johnson Controls Inc.	3,366	119,055
Magna International Inc. Class A	580	45,663
Modine Manufacturing Co.	206	3,181
Superior Industries International Inc.	162	2,952
Tenneco Inc.[a]	348	9,212
TRW Automotive Holdings Corp.[a]	294	6,741
Visteon Corp.[a]	2,363	9,452
WABCO Holdings Inc.	345	13,900

		319,265

BANKS – 10.37%
Allied Irish Banks PLC SP ADR	2,825	125,628
Banco Bilbao Vizcaya Argentaria SA SP ADR	24,172	509,062
Banco de Chile ADR	146	7,818
Banco Latinoamericano de Exportaciones SA Class E	634	9,783
Banco Santander Chile SA ADR	203	9,959
Banco Santander SA SP ADR	36,682	642,302
BancorpSouth Inc.	696	17,066
Bank of America Corp.	26,076	1,156,471
Bank of Hawaii Corp.	317	15,967
Bank of Ireland SP ADR	1,518	89,107
Bank of Montreal	2,919	164,748
Bank of New York Mellon Corp. (The)	6,668	310,929
Bank of Nova Scotia	5,708	273,242
Barclays PLC SP ADR[b]	9,990	376,923
BB&T Corp.	3,288	119,289
Canadian Imperial Bank of Commerce	2,023	141,691
City National Corp.	259	14,732
Colonial BancGroup Inc. (The)	1,183	18,573
Comerica Inc.	948	41,352
Commerce Bancorp Inc.	1,182	45,046
Community Bank System Inc.	460	10,037
Credicorp Ltd.	200	14,324
Credit Suisse Group PLC SP ADR	6,060	344,026

Security	Shares	Value
Cullen/Frost Bankers Inc.	457	$24,879
Deutsche Bank AG	2,962	333,640
Discover Financial Services LLC	2,847	49,822
F.N.B. Corp. (Pennsylvania)	288	4,484
First BanCorp (Puerto Rico)	512	4,895
HDFC Bank Ltd. ADR	484	57,761
HSBC Holdings PLC SP ADR	13,484	1,013,727
ICICI Bank Ltd. SP ADR	2,289	139,080
KeyCorp	2,418	63,231
Kookmin Bank SP ADR[a]	2,040	135,660
Lloyds TSB Group PLC SP ADR	8,520	298,370
M&T Bank Corp.	455	41,755
Marshall & Ilsley Corp.	1,546	43,133
Mitsubishi UFJ Financial Group Inc. ADR	60,458	597,325
Mizuho Financial Group Inc. ADR	34,810	325,125
National Bank of Greece SA ADR	13,552	167,367
National City Corp.	2,595	46,165
PNC Financial Services Group Inc. (The)	1,951	128,025
Regions Financial Corp.	4,656	117,517
Royal Bank of Canada	7,467	376,337
Royal Bank of Scotland Group PLC SP ADR[a]	53,146	414,007
Santander BanCorp	921	9,422
State Street Corp.	2,287	187,808
SunTrust Banks Inc.	2,088	143,968
Synovus Financial Corp.	1,868	24,676
TCF Financial Corp.	1,041	22,121
Toronto-Dominion Bank (The)	4,249	287,657
U.S. Bancorp	10,104	343,031
UnionBanCal Corp.	411	20,164
Valley National Bancorp	651	13,183
Wachovia Corp.	11,771	458,245
Webster Financial Corp.	454	15,377
Wells Fargo & Co.	18,502	629,253
Westpac Banking Corp. SP ADR	2,198	255,561
Wilmington Trust Corp.	455	15,866

		11,266,712

BEVERAGES – 1.96%
Anheuser-Busch Companies Inc.	4,263	198,315
Brown-Forman Corp. Class B	346	21,791
Coca-Cola Co. (The)	12,274	726,253

28	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
Coca-Cola Enterprises Inc.	1,604	$37,004
Coca-Cola FEMSA SAB de CV SP ADR	204	9,578
Coca-Cola Hellenic Bottling Co. SA ADR	1,040	44,179
Compania Cervecerias Unidas SA ADR	280	9,520
Constellation Brands Inc. Class Aa	1,236	25,832
Cott Corp.[a]	918	5,242
Diageo PLC SP ADR	3,779	305,003
Embotelladora Andina SA Class A ADR	346	5,847
Embotelladora Andina SA Class B ADR	634	11,919
Molson Coors Brewing Co. Class B	933	41,677
Pepsi Bottling Group Inc.	867	30,215
PepsiAmericas Inc.	489	12,049
PepsiCo Inc.	9,294	633,758
Vina Concha y Toro SA SP ADR	234	8,658

		2,126,840

BIOTECHNOLOGY – 0.24%
Celera Group[a]	922	14,125
Charles River Laboratories International Inc.[a]	489	30,367
Enzo Biochem Inc.[a]	632	5,903
Genentech Inc.[a]	2,695	189,162
Millipore Corp.[a]	314	22,027

		261,584

BUILDING MATERIALS – 0.44%
Cemex SAB de CV SP ADR[a]	4,755	128,908
Comfort Systems USA Inc.	550	6,748
CRH PLC SP ADR	3,128	120,991
Eagle Materials Inc.	376	14,175
Goodman Global Inc.[a]	327	8,211
Lennox International Inc.	348	12,932
Martin Marietta Materials Inc.	288	35,343
Masco Corp.	2,820	64,663
NCI Building Systems Inc.[a]	272	7,823
Owens Corning[a]	772	16,783
Simpson Manufacturing Co. Inc.[c]	230	6,336
Texas Industries Inc.	204	11,561
Trane Inc.	1,036	46,392

		480,866

CHEMICALS – 1.70%
Agrium Inc.	850	54,757
Air Products and Chemicals Inc.	1,136	102,263

Security	Shares	Value
Airgas Inc.	375	$17,404
Albemarle Corp.	402	14,577
Arch Chemicals Inc.	142	4,781
Ashland Inc.	402	18,303
Cabot Corp.	375	11,149
Celanese Corp. Class A	720	26,770
Chemtura Corp.	1,866	12,502
Cytec Industries Inc.	200	11,322
Dow Chemical Co. (The)	5,603	216,612
E.I. du Pont de Nemours and Co.	5,230	236,291
Eastman Chemical Co.	460	30,392
Ecolab Inc.	871	42,026
Ferro Corp.	230	4,066
FMC Corp.	402	21,370
Georgia Gulf Corp.	1,121	8,744
H.B. Fuller Co.	346	7,183
Hercules Inc.	605	10,606
Huntsman Corp.	662	16,047
International Flavors & Fragrances Inc.	466	19,856
Lubrizol Corp.	413	21,728
Minerals Technologies Inc.	44	2,394
Mosaic Co. (The)[a]	840	76,448
Nova Chemicals Corp.	518	14,830
Olin Corp.	402	8,237
OM Group Inc.[a]	217	12,451
PolyOne Corp.[a]	1,145	7,053
Potash Corp. of Saskatchewan	1,747	246,117
PPG Industries Inc.	932	61,596
Praxair Inc.	1,817	147,013
Rohm & Haas Co.	864	46,094
RPM International Inc.	690	14,932
Sensient Technologies Corp.	532	14,130
Sherwin-Williams Co. (The)	636	36,386
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	142	6,532
Sociedad Quimica y Minera de Chile SA SP ADR	90	15,950
Spartech Corp.	731	10,768
Syngenta AG ADR	2,790	147,145
Terra Industries Inc.[a]	494	22,265
Tronox Inc. Class B	1,000	7,320
Valspar Corp. (The)	642	12,859

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
W.R. Grace & Co.[a]	544	$12,305
Westlake Chemical Corp.	445	8,944
Zep Inc.	129	2,131

		1,842,649

COAL – 0.27%
Alpha Natural Resources Inc.[a]	538	18,001
Arch Coal Inc.	897	39,468
CONSOL Energy Inc.	1,094	79,862
Foundation Coal Holdings Inc.	283	14,801
Massey Energy Co.	607	22,568
Patriot Coal Corp.[a]	312	12,402
Peabody Energy Corp.	1,656	89,457
Yanzhou Coal Mining Co. Ltd. SP ADR	172	14,794

		291,353

COMMERCIAL SERVICES – 1.01%
Aaron Rents Inc.	482	9,216
ABM Industries Inc.	230	4,766
Accenture Ltd.	3,399	117,673
Advance America Cash Advance Centers Inc.	736	6,587
Alliance Data Systems Corp.[a]	403	20,380
AMN Healthcare Services Inc.[a]	248	3,874
Arbitron Inc.	295	11,791
Avis Budget Group Inc.[a]	884	11,801
Bowne & Co. Inc.	372	4,576
Chemed Corp.	235	12,039
ChoicePoint Inc.[a]	518	17,244
Consolidated Graphics Inc.[a]	117	5,886
Convergys Corp.[a]	1,088	16,875
Corrections Corp. of America[a]	866	22,984
DeVry Inc.	493	27,209
Dollar Thrifty Automotive Group Inc.[a]	304	7,421
Equifax Inc.	835	30,970
FTI Consulting Inc.[a]	259	14,325
Gartner Inc.[a]	489	7,262
GEO Group Inc. (The)[a]	490	11,721
H&R Block Inc.	2,124	40,929
HealthSpring Inc.[a]	584	12,083
Hertz Global Holdings Inc.[a]	866	12,921
Hewitt Associates Inc. Class Aa	557	20,704
Interactive Data Corp.	200	5,790
Iron Mountain Inc.[a]	1,036	35,628

Security	Shares	Value
ITT Educational Services Inc.[a]	259	$23,660
Jackson Hewitt Tax Service Inc.	178	3,939
Korn/Ferry International[a]	442	7,112
Landauer Inc.	168	7,997
Live Nation Inc.[a]	796	8,676
Manpower Inc.	518	29,143
MAXIMUS Inc.	204	7,197
McKesson Corp.	1,732	108,752
Midas Inc.[a]	202	3,555
Moody’s Corp.	1,387	48,531
MPS Group Inc.[a]	1,042	10,472
New Oriental Education & Technology Group Inc. ADR[a]	170	9,630
PHH Corp.[a]	568	10,673
Pre-Paid Legal Services Inc.[a]	88	4,888
Quanta Services Inc.[a]	1,066	23,367
R.R. Donnelley & Sons Co.	1,266	44,171
Robert Half International Inc.	1,041	28,919
Rollins Inc.	344	6,120
SAIC Inc.[a]	939	17,747
Service Corp. International	1,783	21,449
Sotheby’s Holdings Inc. Class A	439	13,640
Spherion Corp.[a]	949	6,339
TrueBlue Inc.[a]	433	6,179
United Rentals Inc.[a]	600	10,950
Viad Corp.	142	3,798
Volt Information Sciences Inc.[a]	342	6,385
Watson Wyatt Worldwide Inc.	324	15,925
Weight Watchers International Inc.	259	11,033
Western Union Co.	4,564	102,234

		1,095,136

COMPUTERS – 2.02%
Affiliated Computer Services Inc. Class Aa	617	30,079
CGI Group Inc.[a]	2,014	20,301
CIBER Inc.[a]	628	3,027
Computer Sciences Corp.[a]	1,014	42,912
Diebold Inc.	518	13,406
DST Systems Inc.[a]	368	26,312
Electronic Data Systems Corp.	3,078	61,868
EMC Corp.[a]	12,377	196,423
FactSet Research Systems Inc.	229	12,808

30	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
Hewlett-Packard Co.	15,040	$658,000
International Business Machines Corp.	7,880	845,839
NCR Corp.[a]	1,152	24,745
Perot Systems Corp. Class Aa	814	9,882
Quantum Corp.[a]	3,306	7,604
Seagate Technology	3,234	65,553
TDK Corp. SP ADR	777	52,020
Teradata Corp.[a]	1,152	27,441
Thomson Corp.	1,022	36,322
Tyler Technologies Inc.[a]	463	6,195
Unisys Corp.[a]	3,210	13,354
Western Digital Corp.[a]	1,498	39,622

		2,193,713

COSMETICS & PERSONAL CARE – 1.41%
Avon Products Inc.	2,561	89,686
Colgate-Palmolive Co.	2,892	222,684
Estee Lauder Companies Inc. (The) Class A	540	22,788
Procter & Gamble Co. (The)	18,109	1,194,289

		1,529,447

DISTRIBUTION & WHOLESALE – 0.12%
Corporate Express NV SP ADR	1,204	7,031
Genuine Parts Co.	947	41,602
Ingram Micro Inc. Class Aa	947	16,838
Owens & Minor Inc.	230	9,504
W.W. Grainger Inc.	435	34,613
Watsco Inc.	220	8,114
WESCO International Inc.[a]	344	14,531

		132,233

DIVERSIFIED FINANCIAL SERVICES – 5.21%
Affiliated Managers Group Inc.[a]	200	19,662
American Express Co.	6,162	303,910
Ameriprise Financial Inc.	1,297	71,737
Bear Stearns Companies Inc. (The)	644	58,153
BlackRock Inc.	116	25,648
Capital One Financial Corp.	2,537	139,053
Citigroup Inc.	29,319	827,382
CME Group Inc.	305	188,765
Doral Financial Corp.[a,c]	617	12,210
Eaton Vance Corp.	896	33,394
Federal Home Loan Mortgage Corp.	4,027	122,381
Federal National Mortgage Association	5,787	195,948

Security	Shares	Value
Federated Investors Inc. Class B	576	$24,520
Financial Federal Corp.	314	7,549
First Marblehead Corp. (The)[c]	480	7,891
Franklin Resources Inc.	998	104,022
Friedman Billings Ramsey Group Inc. Class A	3,081	9,952
GAMCO Investors Inc. Class A	118	6,999
Goldman Sachs Group Inc. (The)	2,113	424,227
IntercontinentalExchange Inc.[a]	379	53,045
Invesco Ltd.	2,711	73,793
Investment Technology Group Inc.[a]	403	18,929
Janus Capital Group Inc.	1,260	34,033
Jefferies Group Inc.	874	17,672
JPMorgan Chase & Co.	19,769	940,016
Lazard Ltd. Class A	462	18,258
Legg Mason Inc.	797	57,384
Lehman Brothers Holdings Inc.	3,117	200,018
Merrill Lynch & Co. Inc.	4,732	266,885
Morgan Stanley	5,568	275,226
National Financial Partners Corp.	291	10,505
Nomura Holdings Inc. ADR	11,224	164,319
NYMEX Holdings Inc.	340	39,100
NYSE Euronext Inc.	1,074	84,470
ORIX Corp. SP ADR	994	82,333
Petrobras Energia Participaciones SA SP ADR	1,101	13,234
Raymond James Financial Inc.	518	14,551
Ritchie Bros. Auctioneers Inc.	225	18,513
Shinhan Financial Group Co. Ltd. ADR[a]	1,066	115,384
SLM Corp.	2,947	64,097
Student Loan Corp. (The)	29	3,434
SWS Group Inc.	294	4,513
UBS AG Registered	11,283	465,875
Waddell & Reed Financial Inc. Class A	694	23,027
Woori Finance Holdings Co. Ltd. ADR[a]	316	17,472

		5,659,489

ELECTRIC – 2.97%
AES Corp. (The)[a]	3,834	73,153
Allegheny Energy Inc.	946	51,831
ALLETE Inc.	241	9,276
Alliant Energy Corp.	624	23,026

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
Ameren Corp.	1,120	$50,187
American Electric Power Co. Inc.	2,202	94,312
Aquila Inc.[a]	3,045	10,688
Avista Corp.	457	9,209
Black Hills Corp.	229	8,871
CenterPoint Energy Inc.	1,612	25,808
Central Vermont Public Service Corp.	212	6,176
CH Energy Group Inc.	287	11,075
Cleco Corp.	459	11,865
CMS Energy Corp.	1,382	21,656
Consolidated Edison Inc.	1,464	63,801
Constellation Energy Group Inc.	1,065	100,067
Dominion Resources Inc.	3,230	138,890
DPL Inc.	631	17,517
DTE Energy Co.	912	38,897
Duke Energy Corp.	7,195	134,259
Dynegy Inc. Class Aa	3,052	21,425
Edison International	1,763	91,958
El Paso Electric Co.[a]	227	5,319
Empire District Electric Co. (The)	600	13,302
Empresa Nacional de Electricidad SA SP ADR	688	24,486
Energy East Corp.	864	21,816
Enersis SA SP ADR	1,785	25,383
Entergy Corp.	1,079	116,726
Exelon Corp.	3,801	289,598
FirstEnergy Corp.	1,669	118,866
FPL Group Inc.	2,141	138,052
Great Plains Energy Inc.	635	17,704
Hawaiian Electric Industries Inc.	460	10,341
Huaneng Power International Inc. SP ADR	599	19,767
IDACORP Inc.	348	11,359
Integrys Energy Group Inc.	379	18,427
Korea Electric Power Corp. SP ADR[a]	2,967	59,726
MDU Resources Group Inc.	948	24,572
Mirant Corp.[a]	1,344	49,513
National Grid PLC SP ADR	3,196	248,074
Northeast Utilities	1,122	31,102
NRG Energy Inc.[a]	1,342	51,788
NSTAR	486	15,761
OGE Energy Corp.	637	20,849

Security	Shares	Value
Pepco Holdings Inc.	1,238	$31,519
PG&E Corp.	1,945	79,823
Pinnacle West Capital Corp.	547	21,016
PNM Resources Inc.	573	11,070
PPL Corp.	2,302	112,614
Progress Energy Inc.	1,372	61,973
Public Service Enterprise Group Inc.	1,442	138,432
Puget Energy Inc.	695	18,174
Reliant Energy Inc.[a]	2,275	48,389
SCANA Corp.	510	19,018
Sierra Pacific Resources Corp.	1,329	19,895
Southern Co. (The)	4,347	158,013
TECO Energy Inc.	1,123	18,720
TransAlta Corp.	1,329	42,302
UIL Holdings Corp.	400	13,660
UniSource Energy Corp.	177	5,200
Westar Energy Inc.	580	14,129
Wisconsin Energy Corp.	461	20,989
Xcel Energy Inc.	2,360	49,064

		3,230,478

ELECTRICAL COMPONENTS & EQUIPMENT – 0.45%
AMETEK Inc.	605	26,644
Belden Inc.	288	12,182
C&D Technologies Inc.[a]	1,074	6,358
Emerson Electric Co.	4,496	228,577
Energizer Holdings Inc.[a]	340	31,831
General Cable Corp.[a]	387	22,450
GrafTech International Ltd.[a]	582	8,759
Hitachi Ltd. SP ADR	1,849	138,841
Hubbell Inc. Class B	288	13,732

		489,374

ELECTRONICS – 1.00%
Agilent Technologies Inc.[a]	2,392	81,113
Amphenol Corp. Class A	1,040	41,538
Applied Biosystems Group	1,096	34,557
Arrow Electronics Inc.[a]	662	22,654
AU Optronics Corp. SP ADR	4,293	71,221
Avnet Inc.[a]	870	30,981
AVX Corp.	819	10,672
Benchmark Electronics Inc.[a]	658	11,679
Brady Corp. Class A	429	13,029
Celestica Inc.[a]	2,705	15,229

32	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
Checkpoint Systems Inc.[a]	203	$4,823
CTS Corp.	845	8,957
KEMET Corp.[a]	952	4,960
Koninklijke Philips Electronics NV NYS	6,341	249,835
Kyocera Corp. SP ADR	1,092	87,633
LG.Philips LCD Co. Ltd. ADR[a]	1,843	39,551
Mettler-Toledo International Inc.[a]	259	25,719
Park Electrochemical Corp.	198	4,689
PerkinElmer Inc.	690	17,174
Technitrol Inc.	325	7,364
Thermo Fisher Scientific Inc.[a]	2,483	127,850
Thomas & Betts Corp.[a]	346	15,656
Tyco Electronics Ltd.	2,987	100,990
Vishay Intertechnology Inc.[a]	1,480	15,525
Waters Corp.[a]	649	37,285
Watts WaterTechnologies Inc. Class A	324	9,620

		1,090,304

ENERGY – ALTERNATE SOURCES – 0.06%
Aventine Renewable Energy Holdings Inc.[a]	804	7,686
Headwaters Inc.[a,c]	1,136	12,803
LDK Solar Co. Ltd. SP ADR[a]	212	7,473
Suntech Power Holdings Co. Ltd. ADR[a]	610	33,385
VeraSun Energy Corp.[a,c]	726	7,587

		68,934

ENGINEERING & CONSTRUCTION – 0.66%
ABB Ltd. SP ADR	13,349	333,725
AECOM Technology Corp.[a]	613	15,098
Chicago Bridge & Iron Co. NV NYS	576	25,626
Dycom Industries Inc.[a]	428	10,109
EMCOR Group Inc.[a]	457	10,022
Empresas ICA Sociedad Controladora SA de CV SP ADR[a]	847	21,937
Fluor Corp.	518	63,025
Granite Construction Inc.	406	15,456
Grupo Aeroportuario del Sureste SA de CV ADR	179	9,695
Jacobs Engineering Group Inc.[a]	744	56,871
KBR Inc.[a]	1,176	37,150
McDermott International Inc.[a]	1,391	65,627
Shaw Group Inc. (The)[a]	457	25,820

Security	Shares	Value
URS Corp.[a]	499	$21,906

		712,067

ENTERTAINMENT – 0.13%
DreamWorks Animation SKG Inc. Class Aa	438	10,709
International Game Technology Inc.	1,969	84,017
Pinnacle Entertainment Inc.[a]	316	5,767
Regal Entertainment Group Class A	506	9,381
Speedway Motorsports Inc.	173	5,251
Vail Resorts Inc.[a]	229	10,841
Warner Music Group Corp.	1,557	12,378

		138,344

ENVIRONMENTAL CONTROL – 0.17%
Allied Waste Industries Inc.[a]	2,118	20,862
Mine Safety Appliances Co.	199	8,881
Nalco Holding Co.	730	15,286
Republic Services Inc.	1,077	32,310
Waste Connections Inc.[a]	439	12,801
Waste Management Inc.	2,914	94,530

		184,670

FOOD – 1.86%
Cadbury Schweppes PLC SP ADR	3,138	139,233
Campbell Soup Co.	1,394	44,064
ConAgra Foods Inc.	2,920	62,868
Corn Products International Inc.	402	13,588
Del Monte Foods Co.	1,181	10,594
Distribucion y Servicio D&S SA ADR	300	8,505
Flowers Foods Inc.	602	14,448
General Mills Inc.	1,776	96,987
Gruma SAB de CV SP ADR	200	2,148
H.J. Heinz Co.	1,779	75,714
Hershey Co. (The)	1,029	37,250
Hormel Foods Corp.	431	16,697
J.M. Smucker Co. (The)	428	20,000
Kellogg Co.	1,286	61,599
Kraft Foods Inc.	9,105	266,412
Kroger Co. (The)	3,751	95,463
McCormick & Co. Inc. NVS	719	24,245
Pilgrim’s Pride Corp.	283	6,914
Ralcorp Holdings Inc.[a]	171	9,304
Ruddick Corp.	230	7,838
Safeway Inc.	2,452	75,987
Sara Lee Corp.	4,195	58,982
Smithfield Foods Inc.[a]	719	20,024

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
SUPERVALU Inc.	1,152	$34,629
Sysco Corp.	3,665	106,468
Tootsie Roll Industries Inc.	354	8,843
TreeHouse Foods Inc.[a]	402	8,390
Tyson Foods Inc. Class A	1,628	23,199
Unilever NV NYS	9,935	323,086
Unilever PLC SP ADR	7,639	250,559
Weis Markets Inc.	58	2,169
Wimm-Bill-Dann Foods OJSC ADR	161	18,676
Wm. Wrigley Jr. Co.	1,319	75,750

		2,020,633

FOREST PRODUCTS & PAPER – 0.34%
AbitibiBowater Inc.[c]	633	15,679
Brookfield Infrastructure Partners LPa	140	2,940
Buckeye Technologies Inc.[a]	200	2,630
Deltic Timber Corp.	200	10,672
Domtar Corp.[a]	2,525	20,377
International Paper Co.	2,378	76,690
MeadWestvaco Corp.	1,136	31,808
Neenah Paper Inc.	87	2,358
P.H. Glatfelter Co.	556	8,040
Plum Creek Timber Co. Inc.	1,094	45,675
Potlatch Corp.	399	17,129
Rayonier Inc.	431	18,240
Rock-Tenn Co. Class A	142	4,060
Sappi Ltd. SP ADR	1,236	13,695
Schweitzer-Mauduit International Inc.	87	2,074
Temple-Inland Inc.	635	11,906
Weyerhaeuser Co.	1,301	88,104

		372,077

GAS – 0.25%
AGL Resources Inc.	346	13,096
Atmos Energy Corp.	433	12,436
Energen Corp.	402	25,286
Laclede Group Inc. (The)	197	6,615
New Jersey Resources Corp.	221	10,363
Nicor Inc.	171	7,011
NiSource Inc.	1,554	29,510
Northwest Natural Gas Co.	246	11,646
Piedmont Natural Gas Co.	402	10,078
Sempra Energy	1,267	70,825
South Jersey Industries Inc.	457	16,009

Security	Shares	Value
Southern Union Co.	637	$17,314
Southwest Gas Corp.	346	9,878
UGI Corp.	576	15,333
Vectren Corp.	460	12,627
WGL Holdings Inc.	288	9,285

		277,312

HAND & MACHINE TOOLS – 0.12%
Baldor Electric Co.	171	5,178
Black & Decker Corp. (The)	406	29,451
Kennametal Inc.	402	12,313
Nidec Corp. ADR	2,175	35,583
Regal Beloit Corp.	195	7,394
Snap-On Inc.	317	15,571
Stanley Works (The)	489	25,115

		130,605

HEALTH CARE - PRODUCTS – 2.51%
Alcon Inc.	453	64,326
Baxter International Inc.	3,664	222,551
Beckman Coulter Inc.	375	24,938
Becton, Dickinson and Co.	1,323	114,479
Boston Scientific Corp.[a]	8,572	103,978
C.R. Bard Inc.	584	56,397
Cantel Medical Corp.[a]	112	1,297
Cooper Companies Inc. (The)	313	12,326
Covidien Ltd.	2,987	133,310
Edwards Lifesciences Corp.[a]	346	16,009
Fresenius Medical Care AG & Co. KGaA	1,099	56,642
Haemonetics Corp.[a]	142	8,497
Hillenbrand Industries Inc.	368	19,033
Invacare Corp.	324	7,886
Johnson & Johnson	16,528	1,045,561
Kinetic Concepts Inc.[a]	379	18,867
Luxottica Group SpA SP ADR	909	25,607
Medtronic Inc.	6,616	308,107
Mindray Medical International Ltd. ADR	312	10,639
ResMed Inc.[a]	533	24,827
Smith & Nephew PLC SP ADR	1,134	76,375
St. Jude Medical Inc.[a]	2,032	82,316
Steris Corp.	402	9,962
Stryker Corp.	1,740	116,528
Symmetry Medical Inc.[a]	334	6,079

34	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
Varian Medical Systems Inc.[a]	688	$35,769
West Pharmaceutical Services Inc.	312	12,199
Zimmer Holdings Inc.[a]	1,393	109,030

		2,723,535

HEALTH CARE - SERVICES – 1.15%
Aetna Inc.	2,891	153,975
Assisted Living Concepts Inc.[a]	429	2,827
Centene Corp.[a]	340	8,140
Community Health Systems Inc.[a]	736	23,626
Covance Inc.[a]	385	32,017
Coventry Health Care Inc.[a]	965	54,600
DaVita Inc.[a]	610	32,544
Health Management Associates Inc. Class A	2,498	13,464
Health Net Inc.[a]	662	30,776
HealthSouth Corp.[a]	568	9,667
Humana Inc.[a]	948	76,124
Laboratory Corp. of America Holdings[a]	672	49,647
MDS Inc.[a]	948	15,993
Molina Healthcare Inc.[a]	87	2,968
Pediatrix Medical Group Inc.[a]	328	22,334
Quest Diagnostics Inc.	823	40,590
Sierra Health Services Inc.[a]	284	12,206
Sunrise Senior Living Inc.[a]	394	11,312
UnitedHealth Group Inc.	7,495	381,046
Universal Health Services Inc. Class B	303	14,280
WellPoint Inc.[a]	3,368	263,378

		1,251,514

HOLDING COMPANIES - DIVERSIFIED – 0.86%
Berkshire Hathaway Inc. Class Ba	187	850,850
Leucadia National Corp.	922	40,725
Tomkins PLC SP ADR	1,432	19,676
Walter Industries Inc.	535	22,427

		933,678

HOME BUILDERS – 0.04%
Champion Enterprises Inc.[a]	1,239	12,105
Fleetwood Enterprises Inc.[a]	1,605	7,511
Levitt Corp. Class A	1,079	2,525
Monaco Coach Corp.	517	5,258
Thor Industries Inc.	350	12,362
Winnebago Industries Inc.	343	7,224

		46,985

Security	Shares	Value
HOME FURNISHINGS – 0.59%
Furniture Brands International Inc.	993	$9,483
Harman International Industries Inc.	402	18,721
Matsushita Electric Industrial Co. Ltd. SP ADR	12,657	270,480
Sony Corp. SP ADR	5,793	275,110
Thomson SA SP ADR	1,965	24,111
Whirlpool Corp.	508	43,236

		641,141

HOUSEHOLD PRODUCTS & WARES – 0.35%
ACCO Brands Corp.[a]	518	7,019
American Greetings Corp. Class A	375	7,695
Avery Dennison Corp.	495	25,651
Blyth Inc.	474	10,328
Church & Dwight Co. Inc.	324	17,243
Clorox Co. (The)	772	47,339
Ennis Inc.	288	4,559
Fortune Brands Inc.	883	61,739
Jarden Corp.[a]	526	13,171
Kimberly-Clark Corp.	2,418	158,742
Scotts Miracle-Gro Co. (The) Class A	230	8,979
Tupperware Brands Corp.	462	17,094

		379,559

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	1,641	39,581
Toro Co. (The)	288	14,210

		53,791

INSURANCE – 5.33%
ACE Ltd.	1,807	105,420
Aegon NV ADR	8,853	131,644
Aflac Inc.	2,802	171,847
Alleghany Corp.[a]	22	8,316
Allianz SE ADR	26,148	466,480
Allstate Corp. (The)	3,329	164,020
Ambac Financial Group Inc.[c]	946	11,087
American Financial Group Inc.	516	14,309
American International Group Inc.	12,829	707,648
Aon Corp.	1,545	67,238
Arthur J. Gallagher & Co.	547	13,899
Aspen Insurance Holdings Ltd.	584	16,480
Assurant Inc.	610	39,583
Assured Guaranty Ltd.	431	10,197

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
AXA SP ADR	10,534	$361,527
Axis Capital Holdings Ltd.	719	28,789
China Life Insurance Co. Ltd. ADR[c]	2,772	154,539
Chubb Corp.	2,244	116,217
CIGNA Corp.	1,581	77,722
CNA Financial Corp.	311	10,571
Commerce Group Inc.	415	15,002
Conseco Inc.[a]	1,371	16,507
Delphi Financial Group Inc. Class A	288	9,037
Endurance Specialty Holdings Ltd.	347	14,060
Everest Re Group Ltd.	317	32,236
Fairfax Financial Holdings Ltd.	116	37,818
FBL Financial Group Inc. Class A	203	6,689
Fidelity National Financial Inc.	1,807	35,580
First American Corp.	523	22,777
Genworth Financial Inc. Class A	2,500	60,850
Hanover Insurance Group Inc. (The)	461	20,999
Hartford Financial Services Group Inc. (The)	1,816	146,678
HCC Insurance Holdings Inc.	610	16,995
Hilb Rogal & Hobbs Co.	298	10,782
Horace Mann Educators Corp.	259	4,758
ING Groep NV SP ADR	12,740	414,942
Kingsway Financial Services Inc.	346	4,221
Lincoln National Corp.	1,648	89,585
Loews Corp.	2,668	124,569
Manulife Financial Corp.	8,924	335,364
Markel Corp.[a]	59	27,317
Marsh & McLennan Companies Inc.	3,374	93,122
MBIA Inc.[c]	837	12,974
Mercury General Corp.	170	8,175
MetLife Inc.	2,636	155,445
Montpelier Re Holdings Ltd.	902	15,460
Nationwide Financial Services Inc. Class A	346	15,283
Old Republic International Corp.	1,828	27,292
PartnerRe Ltd.	317	25,132
Phoenix Companies Inc. (The)	547	5,924
Platinum Underwriters Holdings Ltd.	555	18,731
Primus Guaranty Ltd.[a,c]	611	3,086
Principal Financial Group Inc.	1,588	94,661
ProAssurance Corp.[a]	227	13,098

Security	Shares	Value
Progressive Corp. (The)	3,652	$67,781
Protective Life Corp.	375	14,903
Prudential Financial Inc.	2,658	224,255
Prudential PLC ADR	7,318	189,536
Reinsurance Group of America Inc.	168	9,739
RenaissanceRe Holdings Ltd.	438	24,962
RLI Corp.	116	6,542
Safeco Corp.	450	24,017
Security Capital Assurance Ltd.[c]	907	2,884
StanCorp Financial Group Inc.	346	17,027
Stewart Information Services Corp.	239	8,181
Sun Life Financial Services of Canada Inc.	3,293	162,971
Torchmark Corp.	452	27,599
Transatlantic Holdings Inc.	167	11,389
Travelers Companies Inc. (The)	3,808	183,165
Unitrin Inc.	259	10,658
Unum Group	2,236	50,578
W.R. Berkley Corp.	992	30,018
White Mountains Insurance Group Ltd.	57	27,645
Willis Group Holdings Ltd.	746	26,289
XL Capital Ltd. Class A	1,098	49,410
Zenith National Insurance Corp.	297	11,827

		5,794,058

INTERNET – 0.03%
McAfee Inc.[a]	948	31,910

		31,910

IRON & STEEL – 0.87%
AK Steel Holding Corp.[a]	765	36,552
Allegheny Technologies Inc.	636	44,774
ArcelorMittal NYS	4,708	312,564
Carpenter Technology Corp.	344	21,204
Cleveland-Cliffs Inc.	288	29,330
Companhia Siderurgica Nacional SP ADR	764	73,871
Nucor Corp.	1,614	93,289
POSCO ADR	1,756	238,043
Reliance Steel & Aluminum Co.	454	22,341
United States Steel Corp.	747	76,276

		948,244

36	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
LEISURE TIME – 0.22%
Carnival Corp.	2,473	$110,024
Harley-Davidson Inc.	1,546	62,737
Polaris Industries Inc.[c]	259	11,251
Royal Caribbean Cruises Ltd.	909	36,615
WMS Industries Inc.[a]	472	17,653

		238,280

LODGING – 0.31%
Boyd Gaming Corp.	315	8,420
Choice Hotels International Inc.	230	7,682
Gaylord Entertainment Co.[a]	317	9,253
InterContinental Hotels Group PLC SP ADR	1,889	29,298
Las Vegas Sands Corp.[a]	640	56,109
Marcus Corp.	116	2,054
Marriott International Inc. Class A	1,943	69,870
MGM MIRAGE[a]	748	54,769
Orient-Express Hotels Ltd.	287	14,852
Starwood Hotels & Resorts Worldwide Inc.	1,238	56,020
Wyndham Worldwide Corp.	1,091	25,704

		334,031

MACHINERY – 0.80%
AGCO Corp.[a]	535	32,218
Albany International Corp. Class A	246	8,612
Applied Industrial Technologies Inc.	259	7,819
Briggs & Stratton Corp.	596	12,427
Cascade Corp.	116	5,988
Caterpillar Inc.	3,690	262,507
CNH Global NV	116	5,737
Cummins Inc.	1,102	53,205
Deere & Co.	2,620	229,931
Flowserve Corp.	317	26,032
Gardner Denver Inc.[a]	348	11,289
Graco Inc.	431	14,749
IDEX Corp.	384	11,992
Kadant Inc.[a]	87	2,299
Kubota Corp. SP ADR	1,468	52,907
Manitowoc Co. Inc. (The)	800	30,496
NACCO Industries Inc.	76	7,605
Rockwell Automation Inc.	799	45,559
Terex Corp.[a]	576	33,846
Wabtec Corp.	404	13,894

		869,112

Security	Shares	Value
MANUFACTURING – 4.12%
A.O. Smith Corp.	116	$4,060
Acuity Brands Inc.	400	18,204
Ameron International Corp.	96	8,626
AptarGroup Inc.	402	15,163
Barnes Group Inc.	230	6,130
Blount International Inc.[a]	584	6,769
Brink’s Co. (The)	317	19,220
Carlisle Companies Inc.	346	11,522
CLARCOR Inc.	288	10,803
Cooper Industries Ltd.	1,092	48,638
Crane Co.	346	14,141
Danaher Corp.	1,373	102,220
Donaldson Co. Inc.	460	19,274
Dover Corp.	1,179	47,584
Eastman Kodak Co.	1,895	37,767
Eaton Corp.	893	73,905
EnPro Industries Inc.[a]	116	3,480
Federal Signal Corp.	832	9,643
General Electric Co.	58,662	2,077,221
Harsco Corp.	460	26,183
Hexcel Corp.[a]	688	15,019
Honeywell International Inc.	3,979	235,040
Illinois Tool Works Inc.	2,737	137,945
Ingersoll-Rand Co. Ltd. Class A	1,674	66,156
ITT Industries Inc.	1,094	65,016
Leggett & Platt Inc.	1,684	32,030
Myers Industries Inc.	171	2,009
Pall Corp.	748	27,594
Parker Hannifin Corp.	1,078	72,884
Pentair Inc.	576	18,294
Roper Industries Inc.	635	35,509
Siemens AG SP ADR	4,978	646,144
SPX Corp.	353	35,512
Teleflex Inc.	200	11,824
Textron Inc.	1,382	77,461
3M Co.	3,734	297,413
Tredegar Corp.	512	7,096
Trinity Industries Inc.[c]	584	16,539
Tyco International Ltd.	2,854	112,333

		4,472,371

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
MEDIA – 1.89%
Belo Corp.	886	$14,716
British Sky Broadcasting Group PLC SP ADR	1,582	69,387
Cablevision Systems Corp.[a]	1,376	32,308
CBS Corp. Class B	3,595	90,558
Citadel Broadcasting Corp.	3,950	5,767
Clear Channel Communications Inc.	2,609	80,122
Corus Entertainment Inc. Class B	230	10,076
E.W. Scripps Co. Class A	460	18,731
Entravision Communications Corp.[a]	607	4,273
Gannett Co. Inc.	830	30,710
Grupo Televisa SA SP ADR	2,847	63,460
Hearst-Argyle Television Inc.	414	8,822
Idearc Inc.	862	14,016
John Wiley & Sons Inc. Class A	350	13,797
McGraw-Hill Companies Inc. (The)	2,126	90,908
Media General Inc. Class A	543	10,328
Meredith Corp.	230	10,808
News Corp. Class A	10,940	206,766
News Corp. Class B	2,953	57,406
Pearson PLC SP ADR	4,749	65,916
Reed Elsevier NV SP ADR	1,954	71,555
Reed Elsevier PLC SP ADR	1,897	91,891
Rogers Communications Inc. Class B	2,875	110,141
Shaw Communications Inc. Class B	2,360	46,516
Sun-Times Media Group Inc. Class Aa	2,958	4,289
Time Warner Cable Inc. Class Aa	956	24,053
Time Warner Inc.	21,819	343,431
Viacom Inc. Class Ba	3,206	124,265
Walt Disney Co. (The)	10,303	308,369
Washington Post Co. (The) Class B	39	29,016

		2,052,401

METAL FABRICATE & HARDWARE – 0.18%
CIRCOR International Inc.	87	3,691
Commercial Metals Co.	938	26,592
Kaydon Corp.	238	10,398
Mueller Industries Inc.	369	10,332
Mueller Water Products Inc. Class A	761	6,461
Precision Castparts Corp.	817	92,975
Quanex Corp.	294	15,409
Timken Co. (The)	572	17,292

Security	Shares	Value
Valmont Industries Inc.	116	$9,709
Worthington Industries Inc.	402	6,589

		199,448

MINING – 3.24%
Agnico-Eagle Mines Ltd.[a]	1,148	72,416
Alcoa Inc.	5,161	170,829
Alumina Ltd. SP ADR	1,728	32,780
Aluminum Corp. of China Ltd. ADR	684	24,788
AMCOL International Corp.	142	3,482
AngloGold Ashanti Ltd. SP ADR	864	35,916
Barrick Gold Corp.	5,622	289,477
BHP Billiton Ltd. SP ADR	9,670	653,402
BHP Billiton PLC ADR	6,642	418,446
Cameco Corp.	2,071	70,103
Coeur d’Alene Mines Corp.[a]	6,066	27,722
Companhia Vale do Rio Doce ADR	7,118	213,398
Compania de Minas Buenaventura SA ADR	719	48,173
Compass Minerals International Inc.	256	10,860
Freeport-McMoRan Copper & Gold Inc.	2,264	201,564
Goldcorp Inc.	4,739	176,386
Hecla Mining Co.[a]	1,726	16,052
IAMGOLD Corp.	3,811	30,297
Kinross Gold Corp.[a]	4,282	94,761
Newmont Mining Corp.	1,854	100,746
Rio Tinto PLC SP ADR	1,435	583,973
RTI International Metals Inc.[a]	175	9,669
Southern Copper Corp.	457	42,885
Stillwater Mining Co.[a]	1,081	11,264
Teck Cominco Ltd. Class B	2,043	66,684
Titanium Metals Corp.	630	13,696
Vulcan Materials Co.	611	47,939
Yamana Gold Inc.	3,204	52,802

		3,520,510

OFFICE & BUSINESS EQUIPMENT – 0.41%
Canon Inc. SP ADR	6,972	296,798
IKON Office Solutions Inc.	864	7,068
Pitney Bowes Inc.	1,471	53,986
Xerox Corp.	5,674	87,380

		445,232

38	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	574	$8,799

		8,799

OIL & GAS – 12.59%
Anadarko Petroleum Corp.	2,717	159,189
Apache Corp.	1,825	174,178
Atwood Oceanics Inc.[a]	221	18,363
Berry Petroleum Co. Class A	380	14,239
BP PLC SP ADR	18,348	1,169,685
Cabot Oil & Gas Corp.	632	24,452
Canadian Natural Resources Ltd.	3,130	199,412
Chesapeake Energy Corp.	2,534	94,341
Chevron Corp.	12,242	1,034,449
China Petroleum & Chemical Corp. ADR	1,039	111,817
Cimarex Energy Co.	608	24,812
CNOOC Ltd. ADR	880	128,242
Comstock Resources Inc.[a]	353	11,190
ConocoPhillips	8,627	692,921
Denbury Resources Inc.[a]	1,509	38,178
Devon Energy Corp.	2,325	197,579
Diamond Offshore Drilling Inc.	375	42,349
EnCana Corp.	4,233	280,267
Encore Acquisition Co.[a]	499	16,267
Eni SpA SP ADR	6,980	450,419
ENSCO International Inc.	893	45,650
EOG Resources Inc.	1,322	115,675
Exxon Mobil Corp.	31,646	2,734,213
Forest Oil Corp.[a]	490	22,158
Frontier Oil Corp.	692	24,407
Helmerich & Payne Inc.	746	29,258
Hess Corp.	1,659	150,687
Marathon Oil Corp.	4,050	189,743
Mariner Energy Inc.[a]	793	19,873
Murphy Oil Corp.	1,036	76,187
Nabors Industries Ltd.[a]	1,579	42,980
Newfield Exploration Co.[a]	704	35,116
Nexen Inc.	2,671	76,177
Noble Corp.	1,610	70,470
Noble Energy Inc.	950	68,951
Occidental Petroleum Corp.	4,809	326,387
Parker Drilling Co.[a]	1,436	9,980

Security	Shares	Value
Penn Virginia Corp.	301	$12,826
Penn West Energy Trust	686	18,453
Petro-Canada	2,825	128,820
PetroChina Co. Ltd. ADR	1,132	161,004
Petrohawk Energy Corp.[a]	1,001	15,766
Petroleo Brasileiro SA ADR	3,319	368,874
Pioneer Natural Resources Co.	752	31,509
Plains Exploration & Production Co.[a]	746	36,285
Pride International Inc.[a]	891	28,254
Quicksilver Resources Inc.[a]	407	23,130
Range Resources Corp.	970	50,653
Repsol YPF SA SP ADR	4,392	140,017
Rowan Companies Inc.	767	26,109
Royal Dutch Shell PLC Class A ADR	10,409	743,307
Royal Dutch Shell PLC Class B ADR	7,846	542,551
Sasol Ltd. SP ADR	2,864	137,615
Southwestern Energy Co.[a]	1,002	56,022
St. Mary Land & Exploration Co.	528	18,601
StatoilHydro ASA SP ADR	7,142	187,620
Stone Energy Corp.[a]	287	11,767
Suncor Energy Inc.	2,628	246,979
Sunoco Inc.	738	45,904
Swift Energy Co.[a,c]	293	12,643
Talisman Energy Inc.	6,099	96,669
Tesoro Corp.	860	33,583
Total SA SP ADR	12,366	899,997
Transocean Inc.[a]	1,812	222,151
Ultra Petroleum Corp.[a]	879	60,475
Unit Corp.[a]	230	11,528
VAALCO Energy Inc.[a]	985	4,433
Valero Energy Corp.	3,174	187,869
W&T Offshore Inc.	602	17,031
Whiting Petroleum Corp.[a]	365	19,615
XTO Energy Inc.	2,863	148,704
YPF SA SP ADR	387	14,683

		13,681,708

OIL & GAS SERVICES – 1.47%
Baker Hughes Inc.	1,849	120,056
BJ Services Co.	1,656	36,018
Cameron International Corp.[a]	1,266	50,969
Compagnie Generale de Geophysique-Veritas SP ADR[a]	827	38,604

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
Complete Production Services Inc.[a]	549	$8,729
Core Laboratories NVa	131	14,764
Dril-Quip Inc.[a]	248	12,038
Exterran Holdings Inc.[a]	347	22,638
FMC Technologies Inc.[a]	806	38,817
Grant Prideco Inc.[a]	802	39,924
Halliburton Co.	5,306	176,000
Helix Energy Solutions Group Inc.[a]	555	20,518
ION Geophysical Corp.[a]	920	11,408
National Oilwell Varco Inc.[a]	2,071	124,736
Newpark Resources Inc.[a]	1,696	8,260
Oceaneering International Inc.[a]	288	16,583
Oil States International Inc.[a]	423	14,830
Schlumberger Ltd.	6,871	518,486
SEACOR Holdings Inc.[a]	116	10,231
Smith International Inc.	1,208	65,486
Superior Energy Services Inc.[a]	487	19,524
Tenaris SA ADR	1,430	57,186
Tetra Technologies Inc.[a]	454	7,105
Tidewater Inc.	317	16,788
Weatherford International Ltd.[a]	2,065	127,638
W-H Energy Services Inc.[a]	215	10,460
Willbros Group Inc.[a]	379	12,628

		1,600,424

PACKAGING & CONTAINERS – 0.20%
Ball Corp.	654	30,012
Bemis Co. Inc.	700	19,026
Crown Holdings Inc.[a]	1,201	29,449
Greif Inc. Class A	116	7,633
Intertape Polymer Group Inc.[a]	1,319	3,759
Owens-Illinois Inc.[a]	915	46,116
Packaging Corp. of America	375	9,090
Pactiv Corp.[a]	771	22,058
Sealed Air Corp.	1,036	27,091
Sonoco Products Co.	744	22,960

		217,194

PHARMACEUTICALS – 5.84%
Abbott Laboratories	8,828	497,016
Allergan Inc.	1,801	121,009
Alpharma Inc. Class Aa	384	7,880

Security	Shares	Value
AmerisourceBergen Corp.	1,041	$48,563
AstraZeneca PLC SP ADR	8,638	361,500
Barr Pharmaceuticals Inc.[a]	681	35,541
Bristol-Myers Squibb Co.	11,455	265,641
Cardinal Health Inc.	2,152	124,751
Dr. Reddy’s Laboratories Ltd. ADR	1,085	15,027
Elan Corp. PLC SP ADR[a]	2,804	71,250
Eli Lilly and Co.	5,658	291,500
Forest Laboratories Inc.[a]	1,989	79,103
GlaxoSmithKline PLC SP ADR	16,204	767,746
Herbalife Ltd.	250	9,920
Hospira Inc.[a]	946	38,890
K-V Pharmaceutical Co. Class Aa	429	11,145
Medco Health Solutions Inc.[a]	3,216	161,057
Medicis Pharmaceutical Corp. Class A	398	8,083
Merck & Co. Inc.	12,599	583,082
NBTY Inc.[a]	518	12,546
Novartis AG ADR	14,323	724,887
Novo-Nordisk A/S SP ADR	2,412	151,353
Pfizer Inc.	40,001	935,623
PharMerica Corp.[a]	111	1,647
Sanofi-Aventis ADR	12,335	504,378
Schering-Plough Corp.	9,351	182,999
Valeant Pharmaceuticals International[a]	636	7,200
Watson Pharmaceuticals Inc.[a]	798	20,836
Wyeth	7,760	308,848

		6,349,021

PIPELINES – 0.56%
El Paso Corp.	4,172	68,755
Enbridge Inc.	1,928	76,985
Equitable Resources Inc.	748	41,701
National Fuel Gas Co.	357	15,390
ONEOK Inc.	576	27,072
Questar Corp.	1,090	55,492
Spectra Energy Corp.	3,803	86,861
TransCanada Corp.	2,877	112,865
Transportadora de Gas del Sur SA SP ADR[a]	1,342	7,381
Williams Companies Inc. (The)	3,592	114,836

		607,338

40	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
REAL ESTATE – 0.19%
Brookfield Asset Management Inc. Class A	3,509	$113,235
Brookfield Properties Corp.	1,508	30,628
Forest City Enterprises Inc. Class A	456	18,172
Forestar Real Estate Group Inc.[a]	211	4,819
Hilltop Holdings Inc.[a]	749	8,306
Jones Lang LaSalle Inc.	206	16,027
MI Developments Inc. Class A	512	12,769

		203,956

REAL ESTATE INVESTMENT TRUSTS – 1.51%
Alesco Financial Inc.[c]	2,741	9,895
Alexandria Real Estate Equities Inc.	230	22,593
AMB Property Corp.	610	30,866
Annaly Capital Management Inc.	2,195	43,285
Anworth Mortgage Asset Corp.	1,363	12,090
Apartment Investment and Management Co. Class A	662	26,242
Ashford Hospitality Trust Inc.	1,017	6,356
AvalonBay Communities Inc.	431	40,492
BioMed Realty Trust Inc.	777	17,933
Boston Properties Inc.	635	58,369
BRE Properties Inc. Class A	288	12,554
Camden Property Trust	399	19,691
CapitalSource Inc.	1,208	19,823
CapLease Inc.	1,257	10,194
DCT Industrial Trust Inc.	1,597	15,124
Developers Diversified Realty Corp.	669	27,529
Douglas Emmett Inc.	347	7,929
Duke Realty Corp.	748	17,683
EastGroup Properties Inc.	288	11,920
Entertainment Properties Trust	298	14,751
Equity Lifestyle Properties Inc.	183	7,992
Equity One Inc.	469	11,073
Equity Residential	1,737	64,981
Essex Property Trust Inc.	116	12,019
Extra Space Storage Inc.	404	6,117
Federal Realty Investment Trust	288	21,254
FelCor Lodging Trust Inc.	553	7,471
First Industrial Realty Trust Inc.	376	13,096
General Growth Properties Inc.	1,380	50,398
Getty Realty Corp.	285	7,496

Security	Shares	Value
Glimcher Realty Trust	489	$6,484
GMH Communities Trust	1,672	8,828
HCP Inc.	1,313	39,928
Health Care REIT Inc.	488	20,930
Highwoods Properties Inc.	317	9,488
Home Properties Inc.	346	16,605
Hospitality Properties Trust	375	12,731
Host Hotels & Resorts Inc.	2,586	43,290
HRPT Properties Trust	1,578	12,545
Inland Real Estate Corp.	489	6,543
iStar Financial Inc.	857	22,865
JER Investors Trust Inc.	905	9,276
Kilroy Realty Corp.	171	8,384
Kimco Realty Corp.	1,336	47,842
LaSalle Hotel Properties	457	12,526
Lexington Realty Trust	688	10,286
Liberty Property Trust	460	14,771
Macerich Co. (The)	424	28,989
Maguire Properties Inc.	518	14,286
MFA Mortgage Investments Inc.	1,117	11,393
National Health Investors Inc.	230	6,799
National Retail Properties Inc.	288	6,543
Nationwide Health Properties Inc.	569	17,958
NorthStar Realty Finance Corp.[c]	918	8,914
Omega Healthcare Investors Inc.	779	12,854
Parkway Properties Inc.	374	13,434
Pennsylvania Real Estate Investment Trust	429	11,433
Post Properties Inc.	367	15,513
ProLogis	1,530	90,806
Ramco-Gershenson Properties Trust	207	4,616
Realty Income Corp.	688	16,773
Regency Centers Corp.	317	19,473
Saul Centers Inc.	170	8,709
Senior Housing Properties Trust	288	6,448
Simon Property Group Inc.	1,299	116,105
SL Green Realty Corp.	350	32,484
Sovran Self Storage Inc.	230	9,113
Strategic Hotels & Resorts Inc.	364	5,223
Sun Communities Inc.	405	7,829
Sunstone Hotel Investors Inc.	246	4,093
Tanger Factory Outlet Centers Inc.	489	18,372

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
Taubman Centers Inc.	288	$14,443
UDR Inc.	1,011	23,081
Universal Health Realty Income Trust	345	12,437
U-Store-It Trust	1,045	9,948
Ventas Inc.	1,058	46,764
Vornado Realty Trust	818	73,947
Washington Real Estate Investment Trust	540	16,988
Weingarten Realty Investors	683	22,962

		1,639,268

RETAIL – 3.55%
Abercrombie & Fitch Co. Class A	517	41,200
Advance Auto Parts Inc.	780	27,830
Aeropostale Inc.[a]	613	17,268
American Eagle Outfitters Inc.	1,074	24,734
AnnTaylor Stores Corp.[a]	581	14,612
AutoNation Inc.[a]	1,261	20,529
AutoZone Inc.[a]	301	36,385
Barnes & Noble Inc.	435	14,768
Best Buy Co. Inc.	2,095	102,257
Big Lots Inc.[a,c]	690	11,978
BJ’s Wholesale Club Inc.[a]	402	13,041
Blockbuster Inc. Class Aa	1,703	5,313
Brinker International Inc.	864	16,079
Brown Shoe Co. Inc.	461	7,929
Buckle Inc. (The)	87	3,618
Cabela’s Inc. Class Aa,c	755	11,136
CarMax Inc.[a,c]	1,552	34,610
Cash America International Inc.	232	7,542
Cato Corp. Class A	171	2,799
Chipotle Mexican Grill Inc. Class Ba	109	10,444
CKE Restaurants Inc.	288	3,779
Collective Brands Inc.[a]	618	10,889
CSK Auto Corp.[a]	851	5,080
CVS Caremark Corp.	8,568	334,752
Darden Restaurants Inc.	893	25,290
Delhaize Group SP ADR	547	41,599
Dick’s Sporting Goods Inc.[a]	562	18,293
Dillard’s Inc. Class A	903	17,906
Family Dollar Stores Inc.	977	20,546
GameStop Corp. Class Aa	572	29,590
Gap Inc. (The)	3,632	69,444

Security	Shares	Value
Genesco Inc.[a]	116	$3,870
Home Depot Inc.	9,936	304,737
IHOP Corp.[c]	116	6,176
J.C. Penney Co. Inc.	1,140	54,047
Jack in the Box Inc.[a]	460	13,446
Kohl’s Corp.[a]	1,725	78,729
Landry’s Restaurants Inc.[c]	142	2,912
Limited Brands Inc.	1,981	37,817
Longs Drug Stores Corp.	171	7,868
Lowe’s Companies Inc.	8,652	228,759
Macy’s Inc.	2,812	77,724
McDonald’s Corp.	7,096	379,991
Men’s Wearhouse Inc. (The)	315	8,029
Movado Group Inc.	116	2,810
MSC Industrial Direct Co. Inc. Class A	371	15,237
New York & Co. Inc.[a]	1,219	6,778
99 Cents Only Stores[a]	856	7,122
Nordstrom Inc.	1,385	53,877
Nu Skin Enterprises Inc. Class A	317	5,208
OfficeMax Inc.	659	16,323
Penske Automotive Group Inc.	508	9,225
Regis Corp.	259	6,560
Rite Aid Corp.[a,c]	4,907	14,525
Saks Inc.[a]	719	12,978
Sonic Automotive Inc.	356	7,138
Stage Stores Inc.	562	6,727
Steak n Shake Co. (The)[a]	490	4,283
Talbots Inc. (The)[c]	516	4,990
Target Corp.	4,394	244,219
Tiffany & Co.	864	34,474
Tim Hortons Inc.	896	30,688
TJX Companies Inc. (The)	2,618	82,624
Triarc Companies Inc. Class B	617	5,738
Tween Brands Inc.[a]	242	7,751
Under Armour Inc. Class Aa,c	112	4,508
Walgreen Co.	5,803	203,743
Wal-Mart Stores Inc.	14,483	736,895
Wendy’s International Inc.	663	16,190
World Fuel Services Corp.	227	6,006
Yum! Brands Inc.	3,158	107,877

		3,859,839

42	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
SAVINGS & LOANS – 0.15%
FirstFed Financial Corp.[a,c]	186	$7,803
Guaranty Financial Group Inc.[a]	211	2,933
New York Community Bancorp Inc.	1,994	36,989
NewAlliance Bancshares Inc.	911	11,205
Washington Mutual Inc.	5,291	105,397

		164,327

SEMICONDUCTORS – 0.95%
Advanced Micro Devices Inc.[a]	4,755	36,328
Advanced Semiconductor Engineering Inc. ADR	6,742	28,721
Analog Devices Inc.	1,810	51,332
Emulex Corp.[a]	839	13,088
Fairchild Semiconductor International Inc. Class Aa	1,001	12,262
Infineon Technologies AG ADR[a]	4,786	49,009
International Rectifier Corp.[a]	484	13,470
LSI Corp.[a]	5,388	28,125
MEMC Electronic Materials Inc.[a]	1,309	93,541
Micron Technology Inc.[a]	5,715	40,176
National Semiconductor Corp.	1,730	31,884
Semiconductor Manufacturing International Corp. ADR[a]	3,369	13,847
STMicroelectronics NV NYS	4,337	53,735
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	26,097	242,180
Teradyne Inc.[a]	1,648	18,079
Texas Instruments Inc.	8,141	251,801
United Microelectronics Corp. SP ADR	17,328	53,370

		1,030,948

SOFTWARE – 0.92%
American Reprographics Co.[a]	707	11,121
Automatic Data Processing Inc.	3,122	126,660
BMC Software Inc.[a]	1,324	42,421
Broadridge Financial Solutions Inc.	1,120	24,259
CA Inc.	2,575	56,727
Dun & Bradstreet Corp. (The)	328	30,169
Fair Isaac Corp.	368	9,384
Fidelity National Information Services Inc.	1,174	49,836
Global Payments Inc.	460	17,204
IMS Health Inc.	1,311	31,320

Security	Shares	Value
Konami Corp. ADR	631	$18,930
MasterCard Inc. Class A	405	83,835
Metavante Technologies Inc.[a]	735	16,280
NAVTEQ Corp.[a]	607	44,857
Red Hat Inc.[a]	1,428	26,675
Salesforce.com Inc.[a]	568	29,695
SAP AG SP ADR	5,280	252,384
Satyam Computer Services Ltd. ADR	2,064	50,258
Sybase Inc.[a]	576	16,255
SYNNEX Corp.[a]	238	5,069
Total System Services Inc.	1,133	26,172
VeriFone Holdings Inc.[a]	250	4,893
Wipro Ltd. ADR	2,144	25,900

		1,000,304

TELECOMMUNICATIONS – 8.47%
Alcatel-Lucent SP ADR	14,726	93,216
Amdocs Ltd.[a]	1,122	37,127
America Movil SAB de CV Series L ADR	4,965	297,453
American Tower Corp. Class Aa	2,531	94,988
Anixter International Inc.[a]	200	14,012
AT&T Inc.	35,210	1,355,233
BCE Inc.	4,831	167,877
British Telecom PLC SP ADR	4,793	248,421
CenturyTel Inc.	705	26,022
China Mobile Hong Kong Ltd. SP ADR	4,874	368,474
China Netcom Group Corp. (Hong Kong) Ltd. SP ADR	402	25,085
China Telecom Corp. Ltd. ADR	929	66,981
China Unicom Ltd. ADR	3,858	91,473
Cincinnati Bell Inc.[a]	2,617	10,154
Citizens Communications Co.	2,040	23,399
CommScope Inc.[a]	454	20,135
Corning Inc.	9,252	222,696
Crown Castle International Corp.[a]	1,761	63,731
Deutsche Telekom AG SP ADR	17,173	351,875
Embarq Corp.	845	38,279
France Telecom SA SP ADR	11,062	391,152
Harris Corp.	806	44,080
Hellenic Telecommunications Organization SA SP ADR	3,830	60,131
Hypercom Corp.[a]	929	3,261
KT Corp. SP ADR[a]	1,228	32,603

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
MagyarTelekom PLC SP ADR	637	$15,861
MasTec Inc.[a]	636	5,311
Mobile TeleSystems SP ADR	1,144	95,146
Motorola Inc.	14,053	162,031
NeuStar Inc. Class Aa	610	18,123
Nippon Telegraph and Telephone Corp. ADR	4,969	118,809
Nokia OYJ SP ADR	22,767	841,241
NTT DoCoMo Inc. SP ADR	9,778	154,884
Philippine Long Distance Telephone Co. SP ADR	525	39,506
Plantronics Inc.	517	9,875
Portugal Telecom SGPS SP ADR	5,383	69,387
PT Indosat Tbk ADR	348	13,523
PTTelekomunikasi Indonesia SP ADR	1,583	63,890
Qwest Communications International Inc.	8,701	51,162
Rostelecom SP ADR	356	24,254
Royal KPN NV SP ADR	10,996	200,127
SK Telecom Co. Ltd. ADR	1,807	44,868
Sprint Nextel Corp.	16,368	172,355
Syniverse Holdings Inc.[a]	450	7,106
Telecom Argentina SA SP ADR[a]	663	13,485
Telecom Corp. of New Zealand Ltd. SP ADR	2,388	37,898
Telecom Italia SpA SP ADR	6,650	201,562
Telefonica SA SP ADR	8,055	707,229
Telefonos de Mexico SAB de CV Series L SP ADR	2,066	74,583
Telkom SA Ltd. SP ADR	323	24,787
TELUS Corp.	974	40,927
Turkcell Iletisim Hizmetleri AS ADR	1,155	26,253
Verizon Communications Inc.	16,647	646,569
Videsh Sanchar Nigam Ltd. ADR	350	9,300
Vimpel-Communications SP ADR	1,941	66,848
Vodafone Group PLC SP ADR	30,792	1,071,562
Windstream Corp.	2,862	33,228

		9,209,548

TEXTILES – 0.03%
Mohawk Industries Inc.[a]	317	25,335
UniFirst Corp.	168	6,861

		32,196

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	922	$23,944
Marvel Entertainment Inc.[a]	547	15,425
Mattel Inc.	2,560	53,786

		93,155

TRANSPORTATION – 1.29%
Bristow Group Inc.[a]	249	12,537
Burlington Northern Santa Fe Corp.	1,751	151,497
Canadian National Railway Co.	2,746	138,426
Canadian Pacific Railway Ltd.	849	56,518
CHC Helicopter Corp. Class A	230	5,030
Con-way Inc.	400	19,476
CSX Corp.	2,534	122,848
FedEx Corp.	1,621	151,531
Frontline Ltd.	347	14,772
Genesee & Wyoming Inc. Class Aa	253	6,909
Guangshen Railway Co. Ltd. SP ADR	313	10,213
Kansas City Southern Industries Inc.[a,c]	375	13,455
Kirby Corp.[a]	396	18,208
Knight Transportation Inc.	656	11,257
Norfolk Southern Corp.	2,274	123,683
Overseas Shipholding Group Inc.	246	16,044
Ryder System Inc.	375	19,523
Ship Finance International Ltd.	491	12,825
Teekay Corp.	402	19,015
Tsakos Energy Navigation Ltd.	230	7,924
Union Pacific Corp.	1,480	185,044
United Parcel Service Inc. Class B	3,958	289,567

		1,406,302

TRUCKING & LEASING – 0.02%
GATX Corp.	455	17,108

		17,108

WATER – 0.22%
American States Water Co.	290	9,999
Aqua America Inc.	721	14,370
California Water Service Group	254	8,847
Companhia de Saneamento Basicodo Estado de Sao Paulo ADR	344	14,727
Veolia Environnement ADR	2,271	187,789

		235,732

TOTAL COMMON STOCKS (Cost: $113,537,274)		108,455,319

44	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2008

Security	Shares	Value
PREFERRED STOCKS – 0.05%

ELECTRIC – 0.01%
Companhia Paranaense de Energia SP ADR	888	$12,938

		12,938

FOREST PRODUCTS & PAPER – 0.04%
Aracruz Celulose SA SP ADR	370	26,570
Votorantim Celulose e Papel SA SP ADR	390	11,525

		38,095

REAL ESTATE INVESTMENT TRUSTS – 0.00%
Public Storage Class A, 6.13%	58	1,449

		1,449

TOTAL PREFERRED STOCKS (Cost: $47,677)		52,482

SHORT-TERM INVESTMENTS – 0.37%

MONEY MARKET FUNDS – 0.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[b,d]	34,152	34,152
BGI Cash Premier Fund LLC 4.26%[b,d,e]	374,407	374,407

		408,559

TOTAL SHORT-TERM INVESTMENTS (Cost: $408,559)		408,559

TOTAL INVESTMENTS IN SECURITIES – 100.22% (Cost: $113,993,510)		108,916,360

Other Assets, Less Liabilities – (0.22)%		(239,609)

NET ASSETS – 100.00%		$108,676,751

ADR – American Depositary Receipts

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

January 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

AEROSPACE & DEFENSE – 2.74%
Boeing Co. (The)	10,106	$840,617
General Dynamics Corp.	4,890	413,009
Lockheed Martin Corp.	4,829	521,146
United Technologies Corp.	13,409	984,355

		2,759,127

AGRICULTURE – 3.19%
Altria Group Inc.	30,613	2,321,078
Monsanto Co.	7,897	887,939

		3,209,017

BANKS – 7.21%
Bank of America Corp.	65,611	2,909,848
Bank of New York Mellon Corp. (The)	16,636	775,737
U.S. Bancorp	25,212	855,947
Wachovia Corp.	28,980	1,128,191
Wells Fargo & Co.	46,601	1,584,900

		7,254,623

BEVERAGES – 3.92%
Anheuser-Busch Companies Inc.	10,735	499,392
Coca-Cola Co. (The)	31,059	1,837,761
PepsiCo Inc.	23,575	1,607,579

		3,944,732

BIOTECHNOLOGY – 0.48%
Genentech Inc.[a]	6,813	478,204

		478,204

CHEMICALS – 1.12%
Dow Chemical Co. (The)	13,785	532,928
E.I. du Pont de Nemours and Co.	13,123	592,897

		1,125,825

COMPUTERS – 4.24%
EMC Corp.[a]	30,524	484,416
Hewlett-Packard Co.	37,612	1,645,525
International Business Machines Corp.	19,928	2,139,072

		4,269,013

COSMETICS & PERSONAL CARE – 3.56%
Colgate-Palmolive Co.	7,534	580,118
Procter & Gamble Co. (The)	45,516	3,001,780

		3,581,898

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 9.30%
American Express Co.	15,137	$746,557
Citigroup Inc.	75,185	2,121,721
CME Group Inc.	778	481,504
Federal National Mortgage Association	14,311	484,570
Franklin Resources Inc.	2,412	251,403
Goldman Sachs Group Inc. (The)	5,256	1,055,247
JPMorgan Chase & Co.	49,364	2,347,258
Lehman Brothers Holdings Inc.	7,811	501,232
Merrill Lynch & Co. Inc.	11,786	664,730
Morgan Stanley	14,093	696,617

		9,350,839

ELECTRIC – 1.49%
Dominion Resources Inc.	8,406	361,458
Exelon Corp.	9,640	734,472
Southern Co. (The)	11,101	403,521

		1,499,451

ELECTRICAL COMPONENTS & EQUIPMENT – 0.58%
Emerson Electric Co.	11,531	586,236

		586,236

FOOD – 0.66%
Kraft Foods Inc.	22,597	661,188

		661,188

HEALTH CARE - PRODUCTS – 4.11%
Alcon Inc.	1,131	160,602
Baxter International Inc.	9,261	562,513
Johnson & Johnson	41,742	2,640,599
Medtronic Inc.	16,622	774,087

		4,137,801

HEALTH CARE - SERVICES – 1.60%
UnitedHealth Group Inc.	18,861	958,893
WellPoint Inc.[a]	8,345	652,579

		1,611,472

HOLDING COMPANIES - DIVERSIFIED – 0.69%
Berkshire Hathaway Inc. Class Ba	152	691,600

		691,600

HOUSEHOLD PRODUCTS & WARES – 0.41%
Kimberly-Clark Corp.	6,237	409,459

		409,459

46	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2008

Security	Shares	Value
INSURANCE – 3.95%
Allstate Corp. (The)	8,358	$411,799
American International Group Inc.	32,503	1,792,866
Hartford Financial Services Group Inc. (The)	4,614	372,673
MetLife Inc.	6,605	389,497
Prudential Financial Inc.	6,607	557,433
Travelers Companies Inc. (The)	9,424	453,294

		3,977,562

LEISURE TIME – 0.28%
Carnival Corp.	6,203	275,971

		275,971

LODGING – 0.13%
Las Vegas Sands Corp.[a]	1,534	134,486

		134,486

MACHINERY – 1.23%
Caterpillar Inc.	9,409	669,356
Deere & Co.	6,423	563,682

		1,233,038

MANUFACTURING – 6.88%
General Electric Co.	147,544	5,224,533
Honeywell International Inc.	9,958	588,219
Illinois Tool Works Inc.	6,815	343,476
3M Co.	9,645	768,224

		6,924,452

MEDIA – 2.10%
News Corp. Class A	26,769	505,934
Time Warner Inc.	52,779	830,741
Walt Disney Co. (The)	26,049	779,647

		2,116,322

MINING – 1.00%
Alcoa Inc.	12,388	410,043
Freeport-McMoRan Copper & Gold Inc.	5,587	497,411
Southern Copper Corp.	1,065	99,940

		1,007,394

OIL & GAS – 14.48%
Apache Corp.	4,788	456,967
Chevron Corp.	31,093	2,627,359
ConocoPhillips	21,601	1,734,992
Devon Energy Corp.	6,120	520,078

Security	Shares	Value
Exxon Mobil Corp.	79,761	$6,891,351
Marathon Oil Corp.	10,377	486,162
Occidental Petroleum Corp.	12,171	826,046
Transocean Inc.[a]	4,517	553,784
Valero Energy Corp.	7,983	472,514

		14,569,253

OIL & GAS SERVICES – 1.73%
Halliburton Co.	12,883	427,329
Schlumberger Ltd.	17,394	1,312,551

		1,739,880

PHARMACEUTICALS – 7.65%
Abbott Laboratories	22,455	1,264,217
Bristol-Myers Squibb Co.	28,696	665,460
Eli Lilly and Co.	14,097	726,277
Merck & Co. Inc.	31,749	1,469,344
Pfizer Inc.	99,630	2,330,346
Schering-Plough Corp.	23,654	462,909
Wyeth	19,480	775,304

		7,693,857

RETAIL – 6.06%
CVS Caremark Corp.	21,606	844,146
Home Depot Inc.	24,456	750,066
Lowe’s Companies Inc.	21,822	576,974
McDonald’s Corp.	17,568	940,766
Target Corp.	11,001	611,436
Walgreen Co.	14,471	508,077
Wal-Mart Stores Inc.	36,658	1,865,159

		6,096,624

SEMICONDUCTORS – 0.63%
Texas Instruments Inc.	20,425	631,745

		631,745

TELECOMMUNICATIONS – 6.40%
AT&T Inc.	89,070	3,428,304
Corning Inc.	22,984	553,225
Motorola Inc.	34,009	392,124
Sprint Nextel Corp.	40,370	425,096
Verizon Communications Inc.	42,291	1,642,582

		6,441,331

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2008

Security	Shares	Value
TRANSPORTATION – 1.98%
Burlington Northern Santa Fe Corp.	4,549	$393,579
FedEx Corp.	4,180	390,746
Union Pacific Corp.	3,831	478,990
United Parcel Service Inc. Class B	9,962	728,820

		1,992,135

TOTAL COMMON STOCKS (Cost: $ 109,086,660)		100,404,535

SHORT-TERM INVESTMENTS – 0.07%

MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 4.22%[b,c]	73,719	73,719

		73,719

TOTAL SHORT-TERM INVESTMENTS (Cost: $73,719)		73,719

TOTAL INVESTMENTS IN SECURITIES – 99.87% (Cost: $109,160,379)		100,478,254

Other Assets, Less Liabilities – 0.13%		130,432

NET ASSETS – 100.00%		$100,608,686

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

48	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2008

	iShares S&P GSTI™
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$457,139,934	$182,159,610	$262,698,945	$447,680,325
Affiliated issuers (Note 2)	8,531,715	7,800,285	5,336,187	3,312,951

Total cost of investments	$465,671,649	$189,959,895	$268,035,132	$450,993,276

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$398,507,050	$128,210,741	$200,122,738	$412,104,928
Affiliated issuers (Note 2)	8,531,715	7,800,285	5,336,187	3,312,951

Total value of investments	407,038,765	136,011,026	205,458,925	415,417,879
Receivables:
Due from custodian (Note 4)	7,434	–	102,653	–
Dividends and interest	69,059	3,695	89,158	6,566
Capital shares sold	–	2,258	25,563	–

Total Assets	407,115,258	136,016,979	205,676,299	415,424,445

LIABILITIES
Payables:
Investment securities purchased	7,434	–	102,653	–
Collateral for securities on loan (Note 5)	8,235,032	7,652,017	5,262,046	2,985,625
Capital shares redeemed	–	3,343	–	–
Investment advisory fees (Note 2)	165,017	56,548	66,769	168,388

Total Liabilities	8,407,483	7,711,908	5,431,468	3,154,013

NET ASSETS	$398,707,775	$128,305,071	$200,244,831	$412,270,432

Net assets consist of:
Paid-in capital	$454,657,818	$221,336,071	$303,137,238	$450,521,814
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(83,638)	(153,889)	1,981	(440,004)
Undistributed net realized gain (accumulated net realized loss)	2,766,479	(38,928,242)	(40,318,181)	(2,235,981)
Net unrealized depreciation	(58,632,884)	(53,948,869)	(62,576,207)	(35,575,397)

NET ASSETS	$398,707,775	$128,305,071	$200,244,831	$412,270,432

Shares outstanding[b]	7,650,000	4,300,000	3,900,000	8,850,000

Net asset value per share	$52.12	$29.84	$51.34	$46.58

[a]	Securities on loan with market values of $8,052,167, $7,487,199, $5,097,479 and $2,920,425, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2008

	iShares S&P GSSI™	iShares NYSE
	Natural Resources Index Fund	Composite Index Fund	100 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,970,007,239	$113,043,583	$109,086,660
Affiliated issuers (Note 2)	23,114,521	949,927	73,719

Total cost of investments	$1,993,121,760	$113,993,510	$109,160,379

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,272,901,636	$108,130,878	$100,404,535
Affiliated issuers (Note 2)	23,114,521	785,482	73,719

Total value of investments	2,296,016,157	108,916,360	100,478,254
Receivables:
Investment securities sold	–	2,569	–
Dividends and interest	561,608	160,721	147,475

Total Assets	2,296,577,765	109,079,650	100,625,729

LIABILITIES
Payables:
Securities related to in-kind transactions (Note 4)	–	2,569	–
Collateral for securities on loan (Note 5)	20,588,179	374,407	–
Due to bank	–	230	–
Investment advisory fees (Note 2)	933,427	25,693	17,043

Total Liabilities	21,521,606	402,899	17,043

NET ASSETS	$2,275,056,159	$108,676,751	$100,608,686

Net assets consist of:
Paid-in capital	$1,919,865,829	$106,036,111	$100,849,441
Undistributed (distributions in excess of) net investment income	(306,506)	171,341	147,919
Undistributed net realized gain	52,602,439	7,546,449	8,293,451
Net unrealized appreciation (depreciation)	302,894,397	(5,077,150)	(8,682,125)

NET ASSETS	$2,275,056,159	$108,676,751	$100,608,686

Shares outstanding[b]	18,650,000	1,300,000	1,400,000

Net asset value per share	$121.99	$83.60	$71.86

[a]	Securities on loan with market values of $20,132,445, $364,983 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2008

	iShares S&P GSTI™
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,409,493	$339,538	$1,169,521	$186,893
Interest from affiliated issuers (Note 2)	14,932	9,222	7,254	5,123
Securities lending income from affiliated issuers (Note 2)	35,226	25,346	103,304	24,378

Total investment income	1,459,651	374,106	1,280,079	216,394

EXPENSES
Investment advisory fees (Note 2)	1,077,482	523,208	616,258	656,398

Total expenses	1,077,482	523,208	616,258	656,398

Net investment income (loss)	382,169	(149,102)	663,821	(440,004)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,063,029)	(3,519,855)	(11,112,112)	(4,149,943)
In-kind redemptions	16,361,415	12,132,691	(4,545,714)	7,196,838

Net realized gain (loss)	13,298,386	8,612,836	(15,657,826)	3,046,895

Net change in unrealized appreciation (depreciation)	(48,318,366)	(38,045,382)	(37,267,916)	(20,667,818)

Net realized and unrealized loss	(35,019,980)	(29,432,546)	(52,925,742)	(17,620,923)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,637,811)	$(29,581,648)	$(52,261,921)	$(18,060,927)

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2008

	iShares S&P GSSI™	iShares NYSE
	Natural Resources Index Fund	Composite Index Fund	100 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$12,383,712	$1,512,994	$1,834,895
Dividends from affiliated issuers (Note 2)	–	9,001	–
Interest from affiliated issuers (Note 2)	61,256	4,631	4,876
Securities lending income from affiliated issuers (Note 2)	58,387	3,336	–

Total investment income	12,503,355	1,529,962	1,839,771

EXPENSES
Investment advisory fees (Note 2)	5,138,746	159,415	137,636

Total expenses	5,138,746	159,415	137,636

Net investment income	7,364,609	1,370,547	1,702,135

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(706,463)	(65,073)	(2,228,900)
Investments in affiliated issuers (Note 2)	–	(6,389)	–
In-kind redemptions	67,426,386	7,887,182	11,474,417

Net realized gain	66,719,923	7,815,720	9,245,517

Net change in unrealized appreciation (depreciation)	(58,092,015)	(13,508,455)	(16,466,438)

Net realized and unrealized gain (loss)	8,627,908	(5,692,735)	(7,220,921)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,992,517	$(4,322,188)	$(5,518,786)

[a]	Net of foreign withholding tax of $181,010, $ 38,137 and $–, respectively.

See notes to financial statements.

52	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P GSTI™ Technology Index Fund		iShares S&P GSTI™ Networking Index Fund
	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$382,169	$284,717	$(149,102)	$(485,956)
Net realized gain (loss)	13,298,386	35,361,751	8,612,836	(7,944,686)
Net change in unrealized appreciation (depreciation)	(48,318,366)	32,776,681	(38,045,382)	56,346,484

Net increase (decrease) in net assets resulting from operations	(34,637,811)	68,423,149	(29,581,648)	47,915,842

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(465,807)	(281,985)	(4,787)	–
Return of capital	–	(116,401)	–	–

Total distributions to shareholders	(465,807)	(398,386)	(4,787)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	186,965,730	475,606,798	139,108,005	249,021,810
Cost of shares redeemed	(120,652,524)	(377,591,377)	(207,348,054)	(228,323,892)

Net increase (decrease) in net assets from capital share transactions	66,313,206	98,015,421	(68,240,049)	20,697,918

INCREASE (DECREASE) IN NET ASSETS	31,209,588	166,040,184	(97,826,484)	68,613,760

NET ASSETS
Beginning of period	367,498,187	201,458,003	226,131,555	157,517,795

End of period	$398,707,775	$367,498,187	$128,305,071	$226,131,555

Distributions in excess of net investment income (accumulated net investment loss) included in net assets at end of period	$(83,638)	$–	$(153,889)	$–

SHARES ISSUED AND REDEEMED
Shares sold	3,150,000	9,100,000	3,950,000	7,450,000
Shares redeemed	(2,050,000)	(7,250,000)	(6,050,000)	(7,050,000)

Net increase (decrease) in shares outstanding	1,100,000	1,850,000	(2,100,000)	400,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P GSTI™ Semiconductor Index Fund		iShares S&P GSTI™ Software Index Fund
	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$663,821	$962,529	$(440,004)	$(521,010)
Net realized gain (loss)	(15,657,826)	3,755,640	3,046,895	21,107,019
Net change in unrealized appreciation (depreciation)	(37,267,916)	41,872,219	(20,667,818)	3,402,542

Net increase (decrease) in net assets resulting from operations	(52,261,921)	46,590,388	(18,060,927)	23,988,551

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(661,840)	(962,529)	–	–
Return of capital	–	(69,405)	–	–

Total distributions to shareholders	(661,840)	(1,031,934)	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	393,574,965	563,361,788	387,250,729	472,172,671
Cost of shares redeemed	(443,616,761)	(569,388,021)	(147,121,440)	(386,859,411)

Net increase (decrease) in net assets from capital share transactions	(50,041,796)	(6,026,233)	240,129,289	85,313,260

INCREASE (DECREASE) IN NET ASSETS	(102,965,557)	39,532,221	222,068,362	109,301,811

NET ASSETS
Beginning of period	303,210,388	263,678,167	190,202,070	80,900,259

End of period	$200,244,831	$303,210,388	$412,270,432	$190,202,070

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$1,981	$–	$(440,004)	$–

SHARES ISSUED AND REDEEMED
Shares sold	6,550,000	8,900,000	7,750,000	10,500,000
Shares redeemed	(7,250,000)	(9,050,000)	(3,050,000)	(8,500,000)

Net increase (decrease) in shares outstanding	(700,000)	(150,000)	4,700,000	2,000,000

See notes to financial statements.

54	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P GSSI™ Natural Resources Index Fund		iShares NYSE Composite Index Fund
	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,364,609	$17,103,311	$1,370,547	$2,060,824
Net realized gain	66,719,923	166,451,821	7,815,720	7,565,748
Net change in unrealized appreciation (depreciation)	(58,092,015)	74,275,458	(13,508,455)	4,917,546

Net increase (decrease) in net assets resulting from operations	15,992,517	257,830,590	(4,322,188)	14,544,118

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,671,115)	(17,216,999)	(1,293,037)	(2,083,187)
Return of capital	–	(74,715)	–	–

Total distributions to shareholders	(7,671,115)	(17,291,714)	(1,293,037)	(2,083,187)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	561,305,929	736,865,560	47,764,426	82,437,231
Cost of shares redeemed	(162,250,218)	(562,841,466)	(51,470,061)	(33,548,345)

Net increase (decrease) in net assets from capital share transactions	399,055,711	174,024,094	(3,705,635)	48,888,886

INCREASE (DECREASE) IN NET ASSETS	407,377,113	414,562,970	(9,320,860)	61,349,817

NET ASSETS
Beginning of period	1,867,679,046	1,453,116,076	117,997,611	56,647,794

End of period	$2,275,056,159	$1,867,679,046	$108,676,751	$117,997,611

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(306,506)	$–	$171,341	$93,831

SHARES ISSUED AND REDEEMED
Shares sold	4,350,000	6,650,000	550,000	1,000,000
Shares redeemed	(1,250,000)	(5,400,000)	(600,000)	(400,000)

Net increase (decrease) in shares outstanding	3,100,000	1,250,000	(50,000)	600,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Six months ended January 31, 2008 (Unaudited)	Year ended July 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,702,135	$7,358,947
Net realized gain	9,245,517	45,807,855
Net change in unrealized appreciation (depreciation)	(16,466,438)	(1,471,063)

Net increase (decrease) in net assets resulting from operations	(5,518,786)	51,695,739

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,932,610)	(7,354,788)

Total distributions to shareholders	(1,932,610)	(7,354,788)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	172,836,575
Cost of shares redeemed	(147,344,424)	(279,887,723)

Net decrease in net assets from capital share transactions	(147,344,424)	(107,051,148)

DECREASE IN NET ASSETS	(154,795,820)	(62,710,197)

NET ASSETS
Beginning of period	255,404,506	318,114,703

End of period	$100,608,686	$255,404,506

Undistributed net investment income included in net assets at end of period	$147,919	$378,394

SHARES ISSUED AND REDEEMED
Shares sold	–	2,300,000
Shares redeemed	(1,950,000)	(3,600,000)

Net decrease in shares outstanding	(1,950,000)	(1,300,000)

See notes to financial statements.

56	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTI™ Technology Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of period	$56.11	$42.86	$46.05	$41.79	$38.51	$30.28

Income from investment operations:
Net investment income (loss)	0.05 [a]	0.05 [a]	0.02 [a]	0.35	(0.06)	(0.04)
Net realized and unrealized gain (loss)[b]	(3.98)	13.27	(3.17)	4.28	3.34	8.27

Total from investment operations	(3.93)	13.32	(3.15)	4.63	3.28	8.23

Less distributions from:
Net investment income	(0.06)	(0.05)	(0.04)	(0.34)	–	–
Return of capital	–	(0.02)	–	(0.03)	–	–

Total distributions	(0.06)	(0.07)	(0.04)	(0.37)	–	–

Net asset value, end of period	$52.12	$56.11	$42.86	$46.05	$41.79	$38.51

Total return	(7.02)%[c]	31.09%	(6.85)%	11.10%	8.52%	27.18%

Ratios/Supplemental data:
Net assets, end of period (000s)	$398,708	$367,498	$201,458	$294,705	$185,966	$103,984
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	0.17%	0.09%	0.04%	0.81%	(0.20)%	(0.18)%
Portfolio turnover rate[e]	4%	20%	5%	7%	5%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTI™ Networking Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of period	$35.33	$26.25	$29.90	$26.97	$20.75	$13.09

Income from investment operations:
Net investment loss	(0.02)[a]	(0.08)[a]	(0.10)[a]	(0.08)	(0.07)	(0.01)
Net realized and unrealized gain (loss)[b]	(5.47)	9.16	(3.55)	3.01	6.29	7.67

Total from investment operations	(5.49)	9.08	(3.65)	2.93	6.22	7.66

Less distributions from:
Net investment income	(0.00)[c]	–	–	–	–	–

Total distributions	(0.00)[c]	–	–	–	–	–

Net asset value, end of period	$29.84	$35.33	$26.25	$29.90	$26.97	$20.75

Total return	(15.54)%[d]	34.59%	(12.21)%	10.86%	29.98%	58.52%

Ratios/Supplemental data:
Net assets, end of period (000s)	$128,305	$226,132	$157,518	$147,986	$146,986	$80,917
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets[e]	(0.14)%	(0.25)%	(0.31)%	(0.26)%	(0.31)%	(0.17)%
Portfolio turnover rate[f]	10%	53%	32%	16%	12%	26%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTI™ Semiconductor Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of period	$65.92	$55.51	$58.84	$50.64	$48.34	$41.63

Income from investment operations:
Net investment income (loss)	0.16 [a]	0.20 [a]	0.04 [a]	(0.03)	(0.16)	(0.06)
Net realized and unrealized gain (loss)[b]	(14.58)	10.43	(3.30)	8.23	2.46	6.77

Total from investment operations	(14.42)	10.63	(3.26)	8.20	2.30	6.71

Less distributions from:
Net investment income	(0.16)	(0.21)	(0.05)	–	–	–
Return of capital	–	(0.01)	(0.02)	–	(0.00)[c]	–

Total distributions	(0.16)	(0.22)	(0.07)	–	(0.00)[c]	–

Net asset value, end of period	$51.34	$65.92	$55.51	$58.84	$50.64	$48.34

Total return	(21.93)%[d]	19.16%	(5.56)%	16.19%	4.76%	16.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$200,245	$303,210	$263,678	$544,316	$124,066	$101,516
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[e]	0.52%	0.32%	0.07%	(0.09)%	(0.20)%	(0.20)%
Portfolio turnover rate[f]	11%	25%	6%	10%	6%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTI™ Software Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of period	$45.83	$37.63	$40.29	$33.85	$31.56	$23.61

Income from investment operations:
Net investment income (loss)	(0.08)[a]	(0.12)[a]	(0.13)[a]	0.20	(0.15)	(0.06)
Net realized and unrealized gain (loss)[b]	0.83	8.32	(2.53)	6.48	2.44	8.01

Total from investment operations	0.75	8.20	(2.66)	6.68	2.29	7.95

Less distributions from:
Net investment income	–	–	–	(0.24)	–	–

Total distributions	–	–	–	(0.24)	–	–

Net asset value, end of period	$46.58	$45.83	$37.63	$40.29	$33.85	$31.56

Total return	1.64%[c]	21.79%	(6.60)%	19.72%	7.26%	33.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$412,270	$190,202	$80,900	$229,641	$115,077	$115,197
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets[d]	(0.32)%	(0.26)%	(0.31)%	0.59%	(0.40)%	(0.43)%
Portfolio turnover rate[e]	13%	25%	16%	13%	11%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSSI™ Natural Resources Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of period	$120.11	$101.62	$80.90	$58.51	$43.52	$41.64

Income from investment operations:
Net investment income	0.44 [a]	1.20 [a]	1.04 [a]	0.81	0.67	0.76
Net realized and unrealized gain[b]	1.90	18.49	20.67	22.39	15.04	1.83

Total from investment operations	2.34	19.69	21.71	23.20	15.71	2.59

Less distributions from:
Net investment income	(0.46)	(1.19)	(0.99)	(0.81)	(0.72)	(0.71)
Return of capital	–	(0.01)	–	–	–	–

Total distributions	(0.46)	(1.20)	(0.99)	(0.81)	(0.72)	(0.71)

Net asset value, end of period	$121.99	$120.11	$101.62	$80.90	$58.51	$43.52

Total return	1.94%[c]	19.56%	26.96%	39.92%	36.34%	6.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,275,056	$1,867,679	$1,453,116	$800,886	$263,270	$52,219
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	0.69%	1.14%	1.12%	1.20%	1.33%	1.92%
Portfolio turnover rate[e]	3%	18%	7%	8%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 30, 2004[a] to Jul. 31, 2004

Net asset value, beginning of period	$87.41	$75.53	$68.30	$58.82	$60.34

Income from investment operations:
Net investment income	0.96 [b]	1.70 [b]	1.66 [b]	1.63	0.34
Net realized and unrealized gain (loss)[c]	(3.90)	11.90	6.74	9.46	(1.60)

Total from investment operations	(2.94)	13.60	8.40	11.09	(1.26)

Less distributions from:
Net investment income	(0.87)	(1.72)	(1.17)	(1.61)	(0.26)

Total distributions	(0.87)	(1.72)	(1.17)	(1.61)	(0.26)

Net asset value, end of period	$83.60	$87.41	$75.53	$68.30	$58.82

Total return	(3.43)%[d]	18.10%	12.40%	19.03%	(2.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$108,677	$117,998	$56,648	$13,661	$14,705
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.15%	2.02%	2.26%	2.01%	1.98%
Portfolio turnover rate[f]	2%	7%	4%	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Six months ended Jan. 31, 2008 (Unaudited)	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 29, 2004[a] to Jul. 31, 2004

Net asset value, beginning of period	$76.24	$68.41	$64.54	$59.80	$60.80

Income from investment operations:
Net investment income	0.96 [b]	1.56 [b]	1.21 [b]	1.25	0.33
Net realized and unrealized gain (loss)[c]	(4.14)	7.79	3.85	4.73	(1.13)

Total from investment operations	(3.18)	9.35	5.06	5.98	(0.80)

Less distributions from:
Net investment income	(1.20)	(1.52)	(1.19)	(1.24)	(0.20)

Total distributions	(1.20)	(1.52)	(1.19)	(1.24)	(0.20)

Net asset value, end of period	$71.86	$76.24	$68.41	$64.54	$59.80

Total return	(4.30)%[d]	13.73%	7.93%	10.06%	(1.32)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$100,609	$255,405	$318,115	$32,271	$32,888
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.47%	2.09%	1.83%	2.03%	1.89%
Portfolio turnover rate[f]	9%	10%	6%	7%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P GSTI™ Technology, iShares S&P GSTI™ Networking, iShares S&P GSTI™ Semiconductor, iShares S&P GSTI™ Software, iShares S&P GSSI™ Natural Resources, iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency

64	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2008.

The Funds had tax basis net capital loss carryforwards as of July 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
S&P GSTI™ Technology	$638,692	$1,579,887	$2,523,700	$143,622	$184,019	$1,580,603	$6,650,523
S&P GSTI™ Networking	130,370	5,798,354	3,242,309	981,871	4,629,661	8,142,402	22,924,967
S&P GSTI™ Semiconductor	175,882	472,453	510,075	2,373	1,635,360	5,309,649	8,105,792
S&P GSTI™ Software	–	797,714	761,567	–	38,268	2,827,824	4,425,373
S&P GSSI™ Natural Resources	–	256,427	187,450	–	1,870,831	785,924	3,100,632
NYSE Composite	–	–	–	–	–	8,687	8,687
NYSE 100	–	–	25,021	–	208,513	123,690	357,224

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended January 31, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended January 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of January 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P GSTI™ Technology	$466,505,002	$8,734,112	$(68,200,349)	$(59,466,237)
S&P GSTI™ Networking	190,437,535	298,783	(54,725,292)	(54,426,509)
S&P GSTI™ Semiconductor	268,286,924	–	(62,827,999)	(62,827,999)
S&P GSTI™ Software	455,044,443	3,580,518	(43,207,082)	(39,626,564)
S&P GSSI™ Natural Resources	1,995,694,019	342,257,281	(41,935,143)	300,322,138
NYSE Composite	114,026,946	5,656,374	(10,766,960)	(5,110,586)
NYSE 100	109,377,974	1,961,751	(10,861,471)	(8,899,720)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of January 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

66	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P GSTI™ Technology	0.48%
S&P GSTI™ Networking	0.48
S&P GSTI™ Semiconductor	0.48
S&P GSTI™ Software	0.48
S&P GSSI™ Natural Resources	0.48
NYSE Composite	0.25
NYSE 100	0.20

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended January 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P GSTI™ Technology	$35,226
S&P GSTI™ Networking	25,346
S&P GSTI™ Semiconductor	103,304
S&P GSTI™ Software	24,378
S&P GSSI™ Natural Resources	58,387
NYSE Composite	3,336

Cross trades for the six months ended January 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the six months ended January 31, 2008, the iShares NYSE Composite Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Loss
Barclays PLC SP ADR	10	4	4	10	$376,923	$9,001	$(6,389)

As of January 31, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
S&P GSTI™ Technology	$27,278,740	$16,369,437
S&P GSTI™ Networking	38,400,566	22,022,459
S&P GSTI™ Semiconductor	28,839,100	29,064,323
S&P GSTI™ Software	35,591,525	35,843,466
S&P GSSI™ Natural Resources	77,798,449	64,804,294
NYSE Composite	4,113,211	3,118,545
NYSE 100	12,879,458	14,498,524

68	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P GSTI™ Technology	$186,619,989	$120,383,799
S&P GSTI™ Networking	138,976,225	207,044,246
S&P GSTI™ Semiconductor	393,037,885	442,713,626
S&P GSTI™ Software	386,925,529	147,045,942
S&P GSSI™ Natural Resources	560,090,545	160,228,735
NYSE Composite	47,492,791	50,760,718
NYSE 100	–	145,251,079

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of January 31, 2008, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in the Premier Fund. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of January 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

70	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	71

Notes:

72	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunication Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREITEurope (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Semi-Annual Report.

6483-iS-0308

74	2008 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-064-03008

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares®

BARCLAYS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: March 20, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: March 20, 2008